Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Banks - 92.0%
Wells Fargo & Co.	4,640	$234,042
Citigroup, Inc.	3,249	224,441
JPMorgan Chase & Co.	1,903	223,964
Bank of America Corp.	7,610	221,984
U.S. Bancorp	3,554	196,678
PNC Financial Services Group, Inc.	1,175	164,688
BB&T Corp.	2,557	136,467
Bank of New York Mellon Corp.	2,993	135,314
SunTrust Banks, Inc.	1,707	117,442
State Street Corp.	1,652	97,782
M&T Bank Corp.	616	97,309
Fifth Third Bancorp	3,436	94,078
Northern Trust Corp.	1,002	93,507
KeyCorp	5,022	89,592
First Republic Bank	876	84,709
Regions Financial Corp.	5,302	83,878
Citizens Financial Group, Inc.	2,370	83,827
Huntington Bancshares, Inc.	5,687	81,153
SVB Financial Group*	334	69,789
ICICI Bank Ltd. ADR	5,579	67,952
HDFC Bank Ltd. ADR	1,172	66,863
Comerica, Inc.	1,009	66,584
Zions Bancorp North America	1,340	59,657
HSBC Holdings plc ADR	1,490	57,022
Popular, Inc.	1,042	56,351
Toronto-Dominion Bank	967	56,337
Royal Bank of Canada	686	55,676
Signature Bank	456	54,364
Bank of Nova Scotia	956	54,349
Commerce Bancshares, Inc.	896	54,342
Bank of Montreal	725	53,469
UBS Group AG*	4,707	53,236
East West Bancorp, Inc.	1,194	52,882
Canadian Imperial Bank of Commerce	638	52,673
Credit Suisse Group AG ADR*	4,221	51,538
TCF Financial Corp.	1,320	50,252
First Citizens BancShares, Inc. — Class A	106	49,984
Cullen/Frost Bankers, Inc.	562	49,765
BOK Financial Corp.	626	49,548
Synovus Financial Corp.	1,381	49,385
First Horizon National Corp.	2,933	47,515
Prosperity Bancshares, Inc.	662	46,757
Western Alliance Bancorporation	1,009	46,495
First Financial Bankshares, Inc.	1,354	45,129
Pinnacle Financial Partners, Inc.	784	44,492
CIT Group, Inc.	966	43,769
Webster Financial Corp.	930	43,589
PacWest Bancorp	1,197	43,499
IBERIABANK Corp.	551	41,623
FNB Corp.	3,588	41,370
United Bankshares, Inc.	1,084	41,051
Glacier Bancorp, Inc.	995	40,258
Umpqua Holdings Corp.	2,424	39,899
Wintrust Financial Corp.	617	39,877
First Hawaiian, Inc.	1,478	39,463
Bank OZK	1,447	39,460
Associated Banc-Corp.	1,911	38,698
Hancock Whitney Corp.	995	38,104
UMB Financial Corp.	580	37,456
Home BancShares, Inc.	1,991	37,421
BankUnited, Inc.	1,107	37,217
CenterState Bank Corp.	1,546	37,081
BancorpSouth Bank	1,233	36,509
Old National Bancorp	2,083	35,838
Atlantic Union Bankshares Corp.	959	35,718
CVB Financial Corp.	1,697	35,416
Cathay General Bancorp	998	34,666
Texas Capital Bancshares, Inc.*	634	34,648
Columbia Banking System, Inc.	937	34,575
Fulton Financial Corp.	2,121	34,318
First Financial Bancorp	1,363	33,359
Simmons First National Corp. — Class A	1,310	32,619
United Community Banks, Inc.	1,135	32,177
Trustmark Corp.	932	31,790
Cadence BanCorp	1,808	31,712
First Midwest Bancorp, Inc.	1,586	30,895
LegacyTexas Financial Group, Inc.	701	30,515
Hope Bancorp, Inc.	1,981	28,408
Total Banks		5,136,259
Savings & Loans - 2.9%
People's United Financial, Inc.	3,365	52,612
Sterling Bancorp	2,133	42,788
Investors Bancorp, Inc.	3,275	37,204
Pacific Premier Bancorp, Inc.	917	28,601
Total Savings & Loans		161,205
Diversified Financial Services - 2.4%
Capital One Financial Corp.	1,503	136,743
Insurance - 2.3%
AXA Equitable Holdings, Inc.	3,093	68,541
Voya Financial, Inc.	1,069	58,196
Total Insurance		126,737
Total Common Stocks
(Cost $3,880,341)		5,560,944

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.1%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$36,445	36,445
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	11,720	11,720
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	10,548	10,548
Total Repurchase Agreements
(Cost $58,713)		58,713
Total Investments - 100.7%
(Cost $3,939,054)		$5,619,657
Other Assets & Liabilities, net - (0.7)%		(38,363)
Total Net Assets - 100.0%		$5,581,294

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,560,944	$—	$—	$5,560,944
Repurchase Agreements	—	58,713	—	58,713
Total Assets	$5,560,944	$58,713	$—	$5,619,657

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Chemicals - 46.7%
Ecolab, Inc.	1,069	$211,705
DuPont de Nemours, Inc.	2,899	206,728
Sherwin-Williams Co.	356	195,754
Air Products & Chemicals, Inc.	869	192,796
Dow, Inc.	3,562	169,729
Linde plc	820	158,850
LyondellBasell Industries N.V. — Class A	1,743	155,946
PPG Industries, Inc.	1,223	144,938
Celanese Corp. — Class A	898	109,816
International Flavors & Fragrances, Inc.[1]	837	102,691
FMC Corp.	1,082	94,870
CF Industries Holdings, Inc.	1,885	92,742
Eastman Chemical Co.	1,243	91,771
RPM International, Inc.	1,219	83,879
Westlake Chemical Corp.	1,280	83,866
Mosaic Co.	3,986	81,713
Albemarle Corp.[1]	1,126	78,279
Axalta Coating Systems Ltd.*	2,452	73,928
Huntsman Corp.	2,855	66,407
Ashland Global Holdings, Inc.	794	61,178
Nutrien Ltd.	1,191	59,407
WR Grace & Co.	884	59,016
Valvoline, Inc.	2,614	57,586
Ingevity Corp.*	620	52,601
Balchem Corp.	513	50,884
Olin Corp.	2,687	50,301
Sensient Technologies Corp.	705	48,398
Cabot Corp.	1,021	46,272
Element Solutions, Inc.*	4,453	45,331
Methanex Corp.	1,246	44,196
Sociedad Quimica y Minera de Chile S.A. ADR	1,583	43,992
HB Fuller Co.	923	42,975
Chemours Co.	2,873	42,923
GCP Applied Technologies, Inc.*	1,695	32,629
Total Chemicals		3,134,097
Mining - 17.3%
Newmont Goldcorp Corp.	4,029	152,780
Barrick Gold Corp.	6,908	119,716
Freeport-McMoRan, Inc.	10,544	100,906
Rio Tinto plc ADR	1,770	92,199
Royal Gold, Inc.	641	78,978
BHP Group Ltd. ADR[1]	1,446	71,403
Wheaton Precious Metals Corp.	2,414	63,343
Agnico Eagle Mines Ltd.	1,159	62,134
Teck Resources Ltd. — Class B	3,485	56,561
Franco-Nevada Corp.	591	53,876
AngloGold Ashanti Ltd. ADR	2,945	53,805
Alcoa Corp.*	2,637	52,925
Pan American Silver Corp.	3,235	50,725
Kirkland Lake Gold Ltd.	1,120	50,176
Compass Minerals International, Inc.	690	38,978
Kaiser Aluminum Corp.	353	34,936
Livent Corp.*	4,129	27,623
Total Mining		1,161,064
Packaging & Containers - 12.2%
Ball Corp.	1,873	136,373
Packaging Corporation of America	873	92,625
Westrock Co.	2,447	89,193
Crown Holdings, Inc.*	1,309	86,473
Sealed Air Corp.	1,710	70,982
Sonoco Products Co.	1,177	68,513
Berry Global Group, Inc.*	1,679	65,934
Graphic Packaging Holding Co.	4,070	60,032
Amcor plc	5,412	52,767
Silgan Holdings, Inc.	1,737	52,171
Owens-Illinois, Inc.	3,676	37,753
Total Packaging & Containers		812,816
Iron & Steel - 8.4%
Vale S.A. ADR*	11,296	129,904
Nucor Corp.	2,150	109,456
Steel Dynamics, Inc.	2,425	72,265
Reliance Steel & Aluminum Co.	707	70,460
ArcelorMittal[1]	3,448	49,100
Allegheny Technologies, Inc.*	2,285	46,271
Carpenter Technology Corp.	839	43,343
Commercial Metals Co.	2,289	39,783
Total Iron & Steel		560,582
Building Materials - 6.2%
Vulcan Materials Co.	829	125,378
Martin Marietta Materials, Inc.	417	114,300
Eagle Materials, Inc.	600	54,006
Louisiana-Pacific Corp.	1,973	48,496
Summit Materials, Inc. — Class A*	2,031	45,088
US Concrete, Inc.*	530	29,299
Total Building Materials		416,567
Forest Products & Paper - 2.4%
International Paper Co.	2,821	117,974
Domtar Corp.	1,223	43,796
Total Forest Products & Paper		161,770
Biotechnology - 1.9%
Corteva, Inc.	4,519	126,532
Miscellaneous Manufacturing - 1.7%
AptarGroup, Inc.	654	77,466
Trinseo S.A.	868	37,281
Total Miscellaneous Manufacturing		114,747
Household Products & Housewares - 1.3%
Avery Dennison Corp.	767	87,108
Housewares - 1.0%
Scotts Miracle-Gro Co. — Class A	670	68,220
Coal - 0.4%
Warrior Met Coal, Inc.	1,485	28,987
Total Common Stocks
(Cost $3,870,998)		6,672,490

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.4%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$59,196	$59,196
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	19,035	19,035
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	17,132	17,132
Total Repurchase Agreements
(Cost $95,363)		95,363

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	124,524	124,524
Total Securities Lending Collateral
(Cost $124,524)		124,524
Total Investments - 102.8%
(Cost $4,090,885)		$6,892,377
Other Assets & Liabilities, net - (2.8)%		(185,299)
Total Net Assets - 100.0%		$6,707,078

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,672,490	$—	$—	$6,672,490
Repurchase Agreements	—	95,363	—	95,363
Securities Lending Collateral	124,524	—	—	124,524
Total Assets	$6,797,014	$95,363	$—	$6,892,377

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 100.0%
Biotechnology - 73.3%
Amgen, Inc.	7,240	$1,401,012
Gilead Sciences, Inc.	18,172	1,151,741
Celgene Corp.*	11,049	1,097,166
Illumina, Inc.*	2,874	874,328
Vertex Pharmaceuticals, Inc.*	5,114	866,414
Biogen, Inc.*	3,661	852,354
Regeneron Pharmaceuticals, Inc.*	2,571	713,195
Alexion Pharmaceuticals, Inc.*	6,129	600,274
Seattle Genetics, Inc.*	6,241	532,981
Incyte Corp.*	6,833	507,214
BioMarin Pharmaceutical, Inc.*	6,334	426,912
Exact Sciences Corp.*	4,606	416,244
Alnylam Pharmaceuticals, Inc.*	4,739	381,110
Ionis Pharmaceuticals, Inc.*	6,295	377,134
Sage Therapeutics, Inc.*	2,204	309,199
Exelixis, Inc.*	15,979	282,589
ACADIA Pharmaceuticals, Inc.*	7,847	282,414
Bluebird Bio, Inc.*	3,004	275,827
Medicines Co.*	5,414	270,700
Spark Therapeutics, Inc.*	2,573	249,530
United Therapeutics Corp.*	2,905	231,674
FibroGen, Inc.*	6,166	228,019
Amarin Corporation plc ADR*,1	14,237	215,833
Ultragenyx Pharmaceutical, Inc.*	4,768	203,975
Intercept Pharmaceuticals, Inc.*	2,876	190,851
Myriad Genetics, Inc.*	6,641	190,132
Immunomedics, Inc.*	13,782	182,749
PTC Therapeutics, Inc.*	5,323	180,024
Ligand Pharmaceuticals, Inc. — Class B*	1,741	173,299
REGENXBIO, Inc.*	3,997	142,293
Total Biotechnology		13,807,187
Pharmaceuticals - 23.2%
AbbVie, Inc.	18,681	1,414,525
Mylan N.V.*	20,787	411,167
Neurocrine Biosciences, Inc.*	3,860	347,825
PRA Health Sciences, Inc.*	3,246	322,101
Sarepta Therapeutics, Inc.*	3,910	294,501
Jazz Pharmaceuticals plc*	2,021	258,971
Nektar Therapeutics*	12,478	227,287
Global Blood Therapeutics, Inc.*	4,378	212,420
Alkermes plc*	9,687	188,993
Portola Pharmaceuticals, Inc.*,1	6,622	177,602
Agios Pharmaceuticals, Inc.*	5,304	171,850
Heron Therapeutics, Inc.*	8,166	151,071
Madrigal Pharmaceuticals, Inc.*	1,614	139,159
Clovis Oncology, Inc.*,1	14,578	57,291
Total Pharmaceuticals		4,374,763
Healthcare-Products - 1.9%
Bio-Techne Corp.	1,831	358,272
Healthcare-Services - 1.6%
Syneos Health, Inc.*	5,680	302,233
Total Common Stocks
(Cost $8,710,294)		18,842,455

RIGHTS†††,2 - 0.0%
Biotechnology
Clinical Data, Inc.*	4,730	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.5%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$57,949	57,949
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	18,634	18,634
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	16,771	16,771
Total Repurchase Agreements
(Cost $93,354)		93,354

	Shares
SECURITIES LENDING COLLATERAL†,4 - 1.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[5]	326,227	326,227
Total Securities Lending Collateral
(Cost $326,227)		326,227
Total Investments - 102.2%
(Cost $9,129,875)		$19,262,036
Other Assets & Liabilities, net - (2.2)%		(415,405)
Total Net Assets - 100.0%		$18,846,631

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of September 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$18,842,455	$—	$—		$18,842,455
Rights	—	—	—	*	—
Repurchase Agreements	—	93,354	—		93,354
Securities Lending Collateral	326,227	—	—		326,227
Total Assets	$19,168,682	$93,354	$—		$19,262,036

*	Security has a market value of $0.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
MUTUAL FUNDS† - 57.0%
Guggenheim Strategy Fund II1	42,118	$1,045,801
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	78,855	785,391
Total Mutual Funds
(Cost $1,827,106)		1,831,192

	Face Amount
FEDERAL AGENCY NOTES†† - 6.2%
Fannie Mae
1.10% due 10/17/19	$200,000	199,923
Total Federal Agency Notes
(Cost $199,902)		199,923

U.S. TREASURY BILLS†† - 6.0%
U.S. Treasury Bills
1.93% due 10/29/19[2,3]	191,000	190,722
Total U.S. Treasury Bills
(Cost $190,708)		190,722

FEDERAL AGENCY DISCOUNT NOTES†† - 4.7%
Federal Home Loan Bank
1.85% due 10/02/19[3]	152,000	151,992
Total Federal Agency Discount Notes
(Cost $151,992)		151,992

REPURCHASE AGREEMENTS††,4 - 25.9%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	515,821	515,821
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	165,871	165,871
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	149,284	149,284
Total Repurchase Agreements
(Cost $830,976)		830,976
Total Investments - 99.8%
(Cost $3,200,684)		$3,204,805
Other Assets & Liabilities, net - 0.2%		6,686
Total Net Assets - 100.0%		$3,211,491

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	32	Oct 2019	$3,231,000	$(50,507)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,831,192	$—	$—	$1,831,192
Federal Agency Notes	—	199,923	—	199,923
U.S. Treasury Bills	—	190,722	—	190,722
Federal Agency Discount Notes	—	151,992	—	151,992
Repurchase Agreements	—	830,976	—	830,976
Total Assets	$1,831,192	$1,373,613	$—	$3,204,805

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$50,507	$—	$—	$50,507

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,063,576	$953,410	$(972,000)	$(1,743)	$2,558	$1,045,801	42,118	$23,539
Guggenheim Ultra Short Duration Fund — Institutional Class	838,500	1,346,724	(1,400,000)	(1,025)	1,192	785,391	78,855	21,812
	$1,902,076	$2,300,134	$(2,372,000)	$(2,768)	$3,750	$1,831,192		$45,351

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Food - 39.3%
Mondelez International, Inc. — Class A	12,321	$681,598
Sysco Corp.	6,164	489,421
Hormel Foods Corp.	11,133	486,846
Kraft Heinz Co.	16,432	459,028
General Mills, Inc.	8,090	445,921
Hershey Co.	2,796	433,352
Tyson Foods, Inc. — Class A	4,877	420,105
Kellogg Co.	5,628	362,162
Kroger Co.	13,577	350,015
McCormick & Company, Inc.	2,200	343,860
Conagra Brands, Inc.	10,066	308,825
Campbell Soup Co.	6,191	290,482
JM Smucker Co.	2,479	272,739
Lamb Weston Holdings, Inc.	3,404	247,539
Beyond Meat, Inc.*	1,558	231,550
US Foods Holding Corp.*	5,438	223,502
Pilgrim's Pride Corp.*	6,859	219,797
Post Holdings, Inc.*	2,051	217,078
Ingredion, Inc.	2,185	178,602
Flowers Foods, Inc.	7,378	170,653
Performance Food Group Co.*	3,655	168,166
Lancaster Colony Corp.	1,060	146,969
Sanderson Farms, Inc.	915	138,467
TreeHouse Foods, Inc.*	2,473	137,128
Hain Celestial Group, Inc.*	5,536	118,885
Sprouts Farmers Market, Inc.*	6,107	118,109
Cal-Maine Foods, Inc.	2,602	103,963
Total Food		7,764,762
Beverages - 24.7%
Coca-Cola Co.	21,474	1,169,045
PepsiCo, Inc.	7,803	1,069,791
Constellation Brands, Inc. — Class A	2,323	481,511
Keurig Dr Pepper, Inc.	17,268	471,762
Monster Beverage Corp.*	7,435	431,676
Brown-Forman Corp. — Class B	6,647	417,299
Molson Coors Brewing Co. — Class B	4,939	283,992
Anheuser-Busch InBev S.A. ADR	2,231	212,280
Coca-Cola European Partners plc	3,531	195,794
Fomento Economico Mexicano SAB de CV ADR	1,638	150,008
Total Beverages		4,883,158
Cosmetics & Personal Care - 14.8%
Procter & Gamble Co.	10,917	1,357,856
Estee Lauder Companies, Inc. — Class A	3,322	660,912
Colgate-Palmolive Co.	8,372	615,426
Unilever N.V. — Class Y	2,812	168,804
Edgewell Personal Care Co.*	3,457	112,318
Total Cosmetics & Personal Care		2,915,316
Agriculture - 11.0%
Philip Morris International, Inc.	11,429	867,804
Altria Group, Inc.	13,149	537,794
Archer-Daniels-Midland Co.	9,087	373,203
Bunge Ltd.	3,903	220,988
British American Tobacco plc ADR	4,586	169,224
Total Agriculture		2,169,013
Household Products & Housewares - 6.8%
Kimberly-Clark Corp.	3,817	542,205
Church & Dwight Company, Inc.	4,470	336,323
Clorox Co.	2,183	331,532
Spectrum Brands Holdings, Inc.	2,491	131,325
Total Household Products & Housewares		1,341,385
Retail - 1.0%
Casey's General Stores, Inc.	1,142	184,045
Pharmaceuticals - 0.9%
Herbalife Nutrition Ltd.*	4,754	179,987
Electrical Components & Equipment - 0.7%
Energizer Holdings, Inc.	3,211	139,935
Commercial Services - 0.4%
Medifast, Inc.	802	83,111
Total Common Stocks
(Cost $12,884,526)		19,660,712

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.2%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$28,325	28,325
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	9,108	9,108
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	8,198	8,198
Total Repurchase Agreements
(Cost $45,631)		45,631
Total Investments - 99.8%
(Cost $12,930,157)		$19,706,343
Other Assets & Liabilities, net - 0.2%		47,703
Total Net Assets - 100.0%		$19,754,046

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,660,712	$—	$—	$19,660,712
Repurchase Agreements	—	45,631	—	45,631
Total Assets	$19,660,712	$45,631	$—	$19,706,343

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 18.0%
Industrial - 3.7%
Boeing Co.	666	$253,393
3M Co.	666	109,490
United Technologies Corp.	666	90,922
Caterpillar, Inc.	666	84,123
Total Industrial		537,928
Financial - 3.5%
Goldman Sachs Group, Inc.	666	138,015
Visa, Inc. — Class A	666	114,559
Travelers Companies, Inc.	666	99,027
American Express Co.	666	78,774
JPMorgan Chase & Co.	666	78,382
Total Financial		508,757
Consumer, Cyclical - 3.2%
Home Depot, Inc.	666	154,525
McDonald's Corp.	666	142,997
Walmart, Inc.	666	79,041
NIKE, Inc. — Class B	666	62,551
Walgreens Boots Alliance, Inc.	666	36,836
Total Consumer, Cyclical		475,950
Consumer, Non-cyclical - 2.9%
UnitedHealth Group, Inc.	666	144,735
Johnson & Johnson	666	86,167
Procter & Gamble Co.	666	82,837
Merck & Company, Inc.	666	56,064
Coca-Cola Co.	666	36,257
Pfizer, Inc.	666	23,930
Total Consumer, Non-cyclical		429,990
Technology - 2.5%
Apple, Inc.	666	149,164
International Business Machines Corp.	666	96,850
Microsoft Corp.	666	92,594
Intel Corp.	666	34,319
Total Technology		372,927
Communications - 1.1%
Walt Disney Co.	666	86,793
Verizon Communications, Inc.	666	40,200
Cisco Systems, Inc.	666	32,907
Total Communications		159,900
Energy - 0.9%
Chevron Corp.	666	78,988
Exxon Mobil Corp.	666	47,026
Total Energy		126,014
Basic Materials - 0.2%
Dow, Inc.	666	31,735
Total Common Stocks
(Cost $2,183,793)		2,643,201

MUTUAL FUNDS† - 67.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	497,393	4,954,031
Guggenheim Strategy Fund II1	199,155	4,945,020
Total Mutual Funds
(Cost $9,901,310)		9,899,051

	Face Amount
U.S. TREASURY BILLS†† - 7.9%
U.S. Treasury Bills
1.82% due 11/21/19[2]	$840,000	837,865
1.77% due 11/21/19[2]	300,000	299,238
1.93% due 10/29/19[2,3]	28,000	27,959
Total U.S. Treasury Bills
(Cost $1,165,006)		1,165,062

REPURCHASE AGREEMENTS††,4 - 6.2%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[5]	571,292	571,292
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[5]	183,708	183,708
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[5]	165,338	165,338
Total Repurchase Agreements
(Cost $920,338)		920,338
Total Investments - 99.2%
(Cost $14,170,447)		$14,627,652
Other Assets & Liabilities, net - 0.8%		120,552
Total Net Assets - 100.0%		$14,748,204

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	2	Dec 2019	$268,910	$(126)

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	2.41%	At Maturity	10/31/19	441	$11,874,648	$11,338
BNP Paribas	Dow Jones Industrial Average Index	2.54%	At Maturity	10/29/19	547	14,718,001	(29,467)
						$26,592,649	$(18,129)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,643,201	$—	$—	$2,643,201
Mutual Funds	9,899,051	—	—	9,899,051
U.S. Treasury Bills	—	1,165,062	—	1,165,062
Repurchase Agreements	—	920,338	—	920,338
Equity Index Swap Agreements**	—	11,338	—	11,338
Total Assets	$12,542,252	$2,096,738	$—	$14,638,990

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$126	$—	$—	$126
Equity Index Swap Agreements**	—	29,467	—	29,467
Total Liabilities	$126	$29,467	$—	$29,593

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,151,762	$2,593,321	$(1,800,000)	$(11,446)	$11,383	$4,945,020	199,155	$93,835
Guggenheim Ultra Short Duration Fund — Institutional Class	2,275,396	7,180,765	(4,500,000)	(6,992)	4,862	4,954,031	497,393	81,005
	$6,427,158	$9,774,086	$(6,300,000)	$(18,438)	$16,245	$9,899,051		$174,840

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.4%
Semiconductors - 92.5%
Intel Corp.	13,205	$680,454
Texas Instruments, Inc.	3,802	491,370
NVIDIA Corp.	2,650	461,285
Broadcom, Inc.	1,652	456,068
QUALCOMM, Inc.	5,553	423,583
Applied Materials, Inc.	5,958	297,304
Micron Technology, Inc.*	6,650	284,952
Analog Devices, Inc.	2,534	283,124
Lam Research Corp.	1,101	254,452
Advanced Micro Devices, Inc.*	8,572	248,502
NXP Semiconductor N.V.	2,060	224,787
KLA Corp.	1,398	222,911
Xilinx, Inc.	2,212	212,131
Microchip Technology, Inc.	2,281	211,928
Marvell Technology Group Ltd.	7,181	179,310
Maxim Integrated Products, Inc.	3,053	176,799
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,778	175,601
Skyworks Solutions, Inc.	2,110	167,217
Teradyne, Inc.	2,390	138,405
Qorvo, Inc.*	1,781	132,043
Cypress Semiconductor Corp.	5,652	131,918
ON Semiconductor Corp.*	6,541	125,653
ASML Holding N.V. — Class G	498	123,713
Monolithic Power Systems, Inc.	748	116,411
Entegris, Inc.	2,385	112,238
Mellanox Technologies Ltd.*	1,006	110,248
Cree, Inc.*	2,061	100,989
Silicon Motion Technology Corp. ADR	2,839	100,359
MKS Instruments, Inc.	1,073	99,016
Silicon Laboratories, Inc.*	876	97,543
STMicroelectronics N.V. — Class Y1	4,961	95,946
Kulicke & Soffa Industries, Inc.	3,955	92,863
Cabot Microelectronics Corp.	628	88,680
Semtech Corp.*	1,689	82,102
Cirrus Logic, Inc.*	1,464	78,441
Power Integrations, Inc.	809	73,158
Inphi Corp.*	1,198	73,138
Brooks Automation, Inc.	1,865	69,061
Lattice Semiconductor Corp.*	3,712	67,874
Diodes, Inc.*	1,611	64,682
Ambarella, Inc.*	1,012	63,589
MACOM Technology Solutions Holdings, Inc.*	2,471	53,114
Synaptics, Inc.*	1,328	53,054
Xperi Corp.	2,220	45,910
Nanometrics, Inc.*	1,239	40,416
Total Semiconductors		7,882,342
Energy-Alternate Sources - 3.5%
First Solar, Inc.*	1,725	100,067
SolarEdge Technologies, Inc.*	1,148	96,111
Enphase Energy, Inc.*	2,770	61,577
SunPower Corp. — Class A*	4,026	44,165
Total Energy-Alternate Sources		301,920
Electrical Components & Equipment - 1.4%
Universal Display Corp.	712	119,545
Chemicals - 1.2%
Versum Materials, Inc.	2,039	107,924
Electronics - 0.8%
Advanced Energy Industries, Inc.*	1,156	66,366
Total Common Stocks
(Cost $4,443,945)		8,478,097

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$8,254	8,254
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	2,654	2,654
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	2,389	2,389
Total Repurchase Agreements
(Cost $13,297)		13,297

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	73,008	73,008
Total Securities Lending Collateral
(Cost $73,008)		73,008
Total Investments - 100.5%
(Cost $4,530,250)		$8,564,402
Other Assets & Liabilities, net - (0.5)%		(46,491)
Total Net Assets - 100.0%		$8,517,911

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,478,097	$—	$—	$8,478,097
Repurchase Agreements	—	13,297	—	13,297
Securities Lending Collateral	73,008	—	—	73,008
Total Assets	$8,551,105	$13,297	$—	$8,564,402

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.7%
Oil & Gas - 68.8%
Exxon Mobil Corp.	8,070	$569,823
Chevron Corp.	4,098	486,023
ConocoPhillips	4,578	260,854
Phillips 66	2,201	225,382
Marathon Petroleum Corp.	3,604	218,943
EOG Resources, Inc.	2,852	211,675
Occidental Petroleum Corp.	4,720	209,898
Valero Energy Corp.	2,310	196,904
Pioneer Natural Resources Co.	1,205	151,553
Hess Corp.	2,348	142,007
Diamondback Energy, Inc.	1,414	127,133
Petroleo Brasileiro S.A. ADR	8,723	126,222
BP plc ADR	3,255	123,658
Concho Resources, Inc.	1,793	121,745
Continental Resources, Inc.	3,742	115,216
Noble Energy, Inc.	4,892	109,874
Apache Corp.	4,226	108,186
Marathon Oil Corp.	8,557	104,994
Devon Energy Corp.	4,299	103,434
HollyFrontier Corp.	1,866	100,092
Royal Dutch Shell plc — Class A ADR	1,689	99,398
Cabot Oil & Gas Corp. — Class A	5,039	88,535
Suncor Energy, Inc.	2,674	84,445
Canadian Natural Resources Ltd.	2,841	75,656
Parsley Energy, Inc. — Class A	4,448	74,726
Cimarex Energy Co.	1,538	73,732
WPX Energy, Inc.*	6,829	72,319
CVR Energy, Inc.	1,580	69,567
Helmerich & Payne, Inc.	1,736	69,562
Murphy Oil Corp.	2,918	64,517
PBF Energy, Inc. — Class A	2,226	60,525
Ecopetrol S.A. ADR	3,351	57,068
Delek US Holdings, Inc.	1,505	54,632
Equities Corp.	5,005	53,253
PDC Energy, Inc.*	1,591	44,150
CNX Resources Corp.*	5,354	38,870
SM Energy Co.	3,781	36,638
Carrizo Oil & Gas, Inc.*	3,702	31,782
Whiting Petroleum Corp.*	3,766	30,241
California Resources Corp.*,1	2,132	21,746
Total Oil & Gas		5,014,978
Pipelines - 15.2%
Kinder Morgan, Inc.	11,023	227,184
ONEOK, Inc.	2,487	183,267
Williams Companies, Inc.	7,311	175,902
Cheniere Energy, Inc.*	2,078	131,039
Targa Resources Corp.	2,504	100,586
Enbridge, Inc.	2,413	84,648
TC Energy Corp.	1,515	78,462
Equitrans Midstream Corp.	4,582	66,668
Plains GP Holdings, LP — Class A*	2,904	61,652
Total Pipelines		1,109,408
Oil & Gas Services - 12.9%
Schlumberger Ltd.	6,426	219,577
Baker Hughes a GE Co.	6,995	162,284
Halliburton Co.	6,972	131,422
TechnipFMC plc	3,954	95,450
National Oilwell Varco, Inc.	4,304	91,245
Core Laboratories N.V.	1,310	61,072
Patterson-UTI Energy, Inc.	5,137	43,921
RPC, Inc.[1]	7,020	39,382
Oceaneering International, Inc.*	2,906	39,376
ProPetro Holding Corp.*	3,574	32,488
US Silica Holdings, Inc.	2,820	26,959
Total Oil & Gas Services		943,176
Metal Fabricate & Hardware - 1.0%
Tenaris S.A. ADR	3,271	69,279
Transportation - 0.9%
Golar LNG Ltd.	5,010	65,080
Coal - 0.5%
Peabody Energy Corp.	2,686	39,538
Energy-Alternate Sources - 0.4%
Renewable Energy Group, Inc.*	1,780	26,709
Total Common Stocks
(Cost $4,122,785)		7,268,168

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$31,120	31,120
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	10,007	10,007
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	9,006	9,006
Total Repurchase Agreements
(Cost $50,133)		50,133

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	30,526	30,526
Total Securities Lending Collateral
(Cost $30,526)		30,526
Total Investments - 100.8%
(Cost $4,203,444)		$7,348,827
Other Assets & Liabilities, net - (0.8)%		(59,919)
Total Net Assets - 100.0%		$7,288,908

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,268,168	$—	$—	$7,268,168
Repurchase Agreements	—	50,133	—	50,133
Securities Lending Collateral	30,526	—	—	30,526
Total Assets	$7,298,694	$50,133	$—	$7,348,827

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 98.9%
Oil & Gas Services - 81.3%
Schlumberger Ltd.	11,821	$403,924
Baker Hughes a GE Co.	12,858	298,306
Halliburton Co.	10,675	201,224
National Oilwell Varco, Inc.	7,912	167,734
TechnipFMC plc	5,403	130,428
Apergy Corp.*	3,249	87,885
Patterson-UTI Energy, Inc.	9,450	80,797
Dril-Quip, Inc.*	1,569	78,732
Archrock, Inc.	7,544	75,214
Oceaneering International, Inc.*	5,343	72,398
RPC, Inc.[1]	12,895	72,341
Helix Energy Solutions Group, Inc.*	8,655	69,759
Core Laboratories N.V.	1,483	69,137
Liberty Oilfield Services, Inc. — Class A	6,305	68,283
ProPetro Holding Corp.*	6,574	59,758
Oil States International, Inc.*	4,342	57,749
C&J Energy Services, Inc.*	4,837	51,901
DMC Global, Inc.[1]	1,134	49,873
US Silica Holdings, Inc.	5,178	49,502
Keane Group, Inc.*	8,168	49,498
Solaris Oilfield Infrastructure, Inc. — Class A	2,286	30,678
Matrix Service Co.*	1,140	19,540
Exterran Corp.*	1,495	19,525
Total Oil & Gas Services		2,264,186
Oil & Gas - 9.1%
Helmerich & Payne, Inc.	3,198	128,144
Transocean Ltd.*	17,199	76,880
Diamond Offshore Drilling, Inc.*	8,734	48,561
Total Oil & Gas		253,585
Machinery-Diversified - 3.1%
Cactus, Inc. — Class A*	3,016	87,283
Metal Fabricate & Hardware - 3.0%
Tenaris S.A. ADR	3,935	83,343
Transportation - 2.4%
SEACOR Holdings, Inc.*	790	37,185
Tidewater, Inc.*	1,897	28,664
Total Transportation		65,849
Total Common Stocks
(Cost $2,291,934)		2,754,246

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$14,319	14,319
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	4,605	4,605
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	4,144	4,144
Total Repurchase Agreements
(Cost $23,068)		23,068

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	88,004	88,004
Total Securities Lending Collateral
(Cost $88,004)		88,004
Total Investments - 102.9%
(Cost $2,403,006)		$2,865,318
Other Assets & Liabilities, net - (2.9)%		(81,238)
Total Net Assets - 100.0%		$2,784,080

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,754,246	$—	$—	$2,754,246
Repurchase Agreements	—	23,068	—	23,068
Securities Lending Collateral	88,004	—	—	88,004
Total Assets	$2,842,250	$23,068	$—	$2,865,318

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 20.5%
Consumer, Non-cyclical - 8.8%
Nestle S.A. ADR	801	$86,828
Novartis AG ADR	639	55,529
Roche Holding AG ADR	1,491	54,347
AstraZeneca plc ADR	695	30,976
GlaxoSmithKline plc ADR	672	28,681
Sanofi ADR	604	27,983
Diageo plc ADR	161	26,327
Novo Nordisk A/S ADR	458	23,679
Unilever N.V. — Class Y	385	23,111
British American Tobacco plc ADR	616	22,730
Anheuser-Busch InBev S.A. ADR	227	21,599
Unilever plc ADR	318	19,112
L'Oreal S.A. ADR	330	18,448
Bayer AG ADR	1,007	17,814
Reckitt Benckiser Group plc ADR[1]	974	15,477
RELX plc ADR	540	12,809
Total Consumer, Non-cyclical		485,450
Financial - 3.4%
HSBC Holdings plc ADR	1,106	42,326
Allianz SE ADR	1,130	26,216
Banco Santander S.A. ADR	4,437	17,837
Zurich Insurance Group AG ADR	395	15,131
BNP Paribas S.A. ADR	615	14,926
AXA S.A. ADR	552	14,007
Prudential plc ADR	352	12,809
Lloyds Banking Group plc ADR	4,807	12,690
UBS Group AG*	973	11,005
ING Groep N.V. ADR	1,047	10,941
Intesa Sanpaolo SpA ADR	723	10,256
Total Financial		188,144
Energy - 2.1%
Total S.A. ADR	707	36,764
BP plc ADR	913	34,685
Royal Dutch Shell plc — Class A ADR	570	33,545
Eni SpA ADR	339	10,336
Total Energy		115,330
Industrial - 1.7%
Siemens AG ADR	427	22,881
Airbus SE ADR	615	19,969
Vinci S.A. ADR	592	15,925
Safran S.A. ADR	384	15,086
Schneider Electric SE ADR	739	12,873
ABB Ltd. ADR	487	9,579
Total Industrial		96,313
Basic Materials - 1.4%
Linde plc	143	27,702
BASF SE ADR	989	17,238
Air Liquide S.A. ADR	567	16,114
Rio Tinto plc ADR	285	14,846
Total Basic Materials		75,900
Technology - 1.1%
SAP SE ADR	288	33,946
ASML Holding N.V. — Class G	109	27,078
Total Technology		61,024
Utilities - 0.8%
Iberdrola S.A. ADR	390	16,212
Enel SpA ADR	2,050	15,293
National Grid plc ADR	182	9,852
Total Utilities		41,357
Consumer, Cyclical - 0.7%
LVMH Moet Hennessy Louis Vuitton SE ADR	357	28,328
Daimler AG ADR	901	11,127
Total Consumer, Cyclical		39,455
Communications - 0.5%
Deutsche Telekom AG ADR	869	14,521
Vodafone Group plc ADR	721	14,355
Total Communications		28,876
Total Common Stocks
(Cost $1,041,501)		1,131,849

MUTUAL FUNDS† - 67.3%
Guggenheim Strategy Fund II2	76,736	1,905,355
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	180,903	1,801,797
Total Mutual Funds
(Cost $3,705,355)		3,707,152

	Face Amount
U.S. TREASURY BILLS†† - 7.7%
U.S. Treasury Bills
1.93% due 10/29/19[3,4]	$427,000	426,380
Total U.S. Treasury Bills
(Cost $426,347)		426,380

REPURCHASE AGREEMENTS††,5 - 4.8%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	163,271	163,271
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	52,503	52,503
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	47,252	47,252
Total Repurchase Agreements
(Cost $263,026)		263,026

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[7]	11,237	11,237
Total Securities Lending Collateral
(Cost $11,237)		11,237
Total Investments - 100.5%
(Cost $5,447,466)		$5,539,644
Other Assets & Liabilities, net - (0.5)%		(29,608)
Total Net Assets - 100.0%		$5,510,036

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
STOXX Europe 50 Index Futures Contracts	163	Dec 2019	$5,751,739	$91,205
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	42	Dec 2019	5,754,262	(68,484)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,131,849	$—	$—	$1,131,849
Mutual Funds	3,707,152	—	—	3,707,152
U.S. Treasury Bills	—	426,380	—	426,380
Repurchase Agreements	—	263,026	—	263,026
Securities Lending Collateral	11,237	—	—	11,237
Equity Futures Contracts**	91,205	—	—	91,205
Total Assets	$4,941,443	$689,406	$—	$5,630,849

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$68,484	$—	$—	$68,484

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$876,931	$2,726,510	$(1,700,000)	$(3,806)	$5,720	$1,905,355	76,736	$26,616
Guggenheim Ultra Short Duration Fund — Institutional Class	696,060	2,935,745	(1,830,000)	(3,227)	3,219	1,801,797	180,903	25,817
	$1,572,991	$5,662,255	$(3,530,000)	$(7,033)	$8,939	$3,707,152		$52,433

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
REITs - 29.6%
American Tower Corp. — Class A	717	$158,550
Crown Castle International Corp.	881	122,468
Prologis, Inc.	1,398	119,138
Equinix, Inc.	206	118,821
Simon Property Group, Inc.	730	113,624
Public Storage	431	105,711
Welltower, Inc.	1,089	98,718
Equity Residential	1,079	93,074
AvalonBay Communities, Inc.	424	91,300
Digital Realty Trust, Inc.	678	88,011
SBA Communications Corp.	347	83,679
Ventas, Inc.	1,144	83,546
Realty Income Corp.	1,050	80,514
Essex Property Trust, Inc.	233	76,109
Boston Properties, Inc.	568	73,647
Weyerhaeuser Co.	2,641	73,156
Alexandria Real Estate Equities, Inc.	441	67,932
HCP, Inc.	1,887	67,234
Invitation Homes, Inc.	2,176	64,431
Extra Space Storage, Inc.	545	63,667
Mid-America Apartment Communities, Inc.	483	62,795
UDR, Inc.	1,277	61,909
Vornado Realty Trust	914	58,194
Host Hotels & Resorts, Inc.	3,331	57,593
Annaly Capital Management, Inc.	6,510	57,288
Duke Realty Corp.	1,678	57,002
Regency Centers Corp.	815	56,634
Camden Property Trust	488	54,173
Federal Realty Investment Trust	387	52,686
VICI Properties, Inc.	2,280	51,642
Omega Healthcare Investors, Inc.	1,213	50,691
National Retail Properties, Inc.	891	50,252
CyrusOne, Inc.	633	50,070
Iron Mountain, Inc.	1,536	49,751
Kimco Realty Corp.	2,318	48,400
STORE Capital Corp.	1,283	47,997
Lamar Advertising Co. — Class A	585	47,929
AGNC Investment Corp.	2,951	47,482
Liberty Property Trust	917	47,070
Kilroy Realty Corp.	595	46,344
Apartment Investment & Management Co. — Class A	883	46,040
American Homes 4 Rent — Class A	1,755	45,437
Gaming and Leisure Properties, Inc.	1,185	45,314
Douglas Emmett, Inc.	1,040	44,543
SL Green Realty Corp.	529	43,246
New Residential Investment Corp.	2,670	41,866
CubeSmart	1,182	41,252
Brixmor Property Group, Inc.	1,971	39,992
Cousins Properties, Inc.	1,010	37,966
Park Hotels & Resorts, Inc.	1,434	35,807
Macerich Co.[1]	1,099	34,717
Sabra Health Care REIT, Inc.	1,479	33,958
PotlatchDeltic Corp.	659	27,075
Senior Housing Properties Trust	2,690	24,896
Uniti Group, Inc.	2,542	19,739
Total REITs		3,461,080
Banks - 29.5%
JPMorgan Chase & Co.	2,638	310,466
Bank of America Corp.	9,034	263,522
Wells Fargo & Co.	4,836	243,928
Citigroup, Inc.	2,895	199,987
U.S. Bancorp	2,708	149,861
Goldman Sachs Group, Inc.	679	140,709
Morgan Stanley	3,138	133,898
PNC Financial Services Group, Inc.	917	128,527
BB&T Corp.	1,949	104,018
Bank of New York Mellon Corp.	2,286	103,350
SunTrust Banks, Inc.	1,322	90,954
M&T Bank Corp.	481	75,984
State Street Corp.	1,276	75,526
Northern Trust Corp.	785	73,256
Fifth Third Bancorp	2,629	71,982
KeyCorp	3,830	68,327
ICICI Bank Ltd. ADR	5,551	67,611
HDFC Bank Ltd. ADR	1,174	66,977
First Republic Bank	688	66,530
Regions Financial Corp.	4,039	63,897
Citizens Financial Group, Inc.	1,799	63,631
Huntington Bancshares, Inc.	4,338	61,903
Royal Bank of Canada	680	55,189
Toronto-Dominion Bank	940	54,764
Popular, Inc.	1,007	54,459
SVB Financial Group*	259	54,118
Comerica, Inc.	781	51,538
Zions Bancorp North America	1,017	45,277
Commerce Bancshares, Inc.	698	42,334
Signature Bank	351	41,846
East West Bancorp, Inc.	927	41,057
Synovus Financial Corp.	1,071	38,299
First Horizon National Corp.	2,236	36,223
Pinnacle Financial Partners, Inc.	612	34,731
PacWest Bancorp	916	33,287
IBERIABANK Corp.	429	32,407
Wintrust Financial Corp.	483	31,216
Bank OZK	1,122	30,597
Umpqua Holdings Corp.	1,845	30,369
Hancock Whitney Corp.	781	29,908
First Hawaiian, Inc.	1,120	29,904
Associated Banc-Corp.	1,456	29,484
Texas Capital Bancshares, Inc.*	493	26,942
Total Banks		3,448,793
Insurance - 19.8%
Berkshire Hathaway, Inc. — Class B*	1,757	365,491
Marsh & McLennan Companies, Inc.	1,142	114,257
Chubb Ltd.	681	109,941
Progressive Corp.	1,420	109,695
American International Group, Inc.	1,944	108,281
MetLife, Inc.	2,248	106,016

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Insurance - 19.8% (continued)
Travelers Companies, Inc.	686	$102,001
Aflac, Inc.	1,902	99,513
Prudential Financial, Inc.	1,097	98,675
Allstate Corp.	895	97,269
Willis Towers Watson plc	416	80,275
Hartford Financial Services Group, Inc.	1,239	75,096
Cincinnati Financial Corp.	613	71,519
Arch Capital Group Ltd.*	1,595	66,958
Arthur J Gallagher & Co.	741	66,371
Aon plc	342	66,201
Principal Financial Group, Inc.	1,140	65,140
Loews Corp.	1,260	64,865
Everest Re Group Ltd.	224	59,604
Fidelity National Financial, Inc.	1,270	56,401
Lincoln National Corp.	923	55,675
Athene Holding Ltd. — Class A*	1,283	53,963
AXA Equitable Holdings, Inc.	2,366	52,430
Assurant, Inc.	360	45,295
Voya Financial, Inc.	817	44,477
Unum Group	1,351	40,152
Brighthouse Financial, Inc.*	824	33,347
Total Insurance		2,308,908
Diversified Financial Services - 15.7%
American Express Co.	1,351	159,796
CME Group, Inc. — Class A	668	141,175
BlackRock, Inc. — Class A	301	134,138
Charles Schwab Corp.	2,848	119,132
Intercontinental Exchange, Inc.	1,262	116,445
Capital One Financial Corp.	1,144	104,081
T. Rowe Price Group, Inc.	740	84,545
Discover Financial Services	989	80,198
TD Ameritrade Holding Corp.	1,705	79,623
Interactive Brokers Group, Inc. — Class A	1,445	77,712
Synchrony Financial	2,243	76,464
Ameriprise Financial, Inc.	490	72,079
Nasdaq, Inc.	636	63,187
Franklin Resources, Inc.	2,122	61,241
Cboe Global Markets, Inc.	501	57,570
Ally Financial, Inc.	1,734	57,499
Raymond James Financial, Inc.	676	55,743
E*TRADE Financial Corp.	1,208	52,777
SEI Investments Co.	828	49,063
Invesco Ltd.	2,682	45,433
LPL Financial Holdings, Inc.	513	42,015
Jefferies Financial Group, Inc.	2,025	37,260
Affiliated Managers Group, Inc.	405	33,757
LendingTree, Inc.*	105	32,595
Total Diversified Financial Services		1,833,528
Commercial Services - 2.4%
S&P Global, Inc.	501	122,735
Moody's Corp.	481	98,523
MarketAxess Holdings, Inc.	159	52,073
Total Commercial Services		273,331
Savings & Loans - 0.9%
People's United Financial, Inc.	2,562	40,057
Sterling Bancorp	1,627	32,638
Investors Bancorp, Inc.	2,531	28,752
Total Savings & Loans		101,447
Private Equity - 0.6%
KKR & Company, Inc. — Class A	2,710	72,764
Software - 0.6%
MSCI, Inc. — Class A	311	67,720
Media - 0.4%
FactSet Research Systems, Inc.	190	46,164
Household Products & Housewares - 0.0%
Spectrum Brands Holdings, Inc.	54	2,827
Total Common Stocks
(Cost $7,335,237)		11,616,562

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$48,593	48,593
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	15,626	15,626
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	14,064	14,064
Total Repurchase Agreements
(Cost $78,283)		78,283

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	2,013	2,013
Total Securities Lending Collateral
(Cost $2,013)		2,013
Total Investments - 100.2%
(Cost $7,415,533)		$11,696,858
Other Assets & Liabilities, net - (0.2)%		(22,105)
Total Net Assets - 100.0%		$11,674,753

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,616,562	$—	$—	$11,616,562
Repurchase Agreements	—	78,283	—	78,283
Securities Lending Collateral	2,013	—	—	2,013
Total Assets	$11,618,575	$78,283	$—	$11,696,858

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
MUTUAL FUNDS† - 66.7%
Guggenheim Variable Insurance Strategy Fund III[1]	206,909	$5,127,199
Guggenheim Strategy Fund II1	99,154	2,462,006
Guggenheim Strategy Fund III[1]	92,998	2,308,220
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	74,410	741,122
Total Mutual Funds
(Cost $10,658,740)		10,638,547

	Face Amount
U.S. TREASURY BILLS†† - 9.9%
1.93% due 10/29/19[2,3]	$1,586,000	1,583,696
Total U.S. Treasury Bills
(Cost $1,583,576)		1,583,696

REPURCHASE AGREEMENTS††,4 - 23.5%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	2,321,260	2,321,260
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	746,440	746,440
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	671,796	671,796
Total Repurchase Agreements
(Cost $3,739,496)		3,739,496
Total Investments - 100.1%
(Cost $15,981,812)		$15,961,739
Other Assets & Liabilities, net - (0.1)%		(18,052)
Total Net Assets - 100.0%		$15,943,687

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	79	Dec 2019	$1,465,450	$14,153
CBOE Volatility Index Futures Contracts	18	Mar 2020	346,140	11,060
Amsterdam Index Futures Contracts	8	Oct 2019	1,012,473	8,012
MSCI Taiwan Stock Index Futures Contracts	11	Oct 2019	446,710	3,570
SPI 200 Index Futures Contracts	8	Dec 2019	902,389	2,683
CAC 40 10 Euro Index Futures Contracts	9	Oct 2019	556,416	2,318
CBOE Volatility Index Futures Contracts	9	Oct 2019	156,600	1,302
Nikkei 225 (OSE) Index Futures Contracts	3	Dec 2019	606,316	1,059
S&P/TSX 60 IX Index Futures Contracts	3	Dec 2019	451,614	685
FTSE MIB Index Futures Contracts††	1	Dec 2019	120,312	193
DAX Index Futures Contracts	1	Dec 2019	338,298	(125)
Euro STOXX 50 Index Futures Contracts	8	Dec 2019	309,900	(322)
MSCI EAFE Index Mini Futures Contracts	1	Dec 2019	94,900	(582)
OMX Stockholm 30 Index Futures Contracts	5	Oct 2019	83,590	(1,037)
S&P 500 Index Mini Futures Contracts	4	Dec 2019	595,550	(3,148)
HSCEI Index Futures Contracts††	3	Oct 2019	195,029	(3,248)
Dow Jones Industrial Average Index Mini Futures Contracts	4	Dec 2019	537,820	(5,436)
			$8,219,507	$31,137

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	1	Dec 2019	$116,194	$(463)
Mexican Peso Futures Contracts	6	Dec 2019	150,180	(1,144)
Canadian Dollar Futures Contracts	21	Dec 2019	1,586,865	(7,745)
			$1,853,239	$(9,352)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	57	Dec 2019	$5,669,603	$38,838
Australian Government 3 Year Bond Futures Contracts	58	Dec 2019	4,529,513	14,116
U.S. Treasury 10 Year Note Futures Contracts	10	Dec 2019	1,303,281	4,657
Euro - Bund Futures Contracts	7	Dec 2019	1,329,863	2,412
Euro - 30 year Bond Futures Contracts	1	Dec 2019	237,222	(1,815)
U.S. Treasury 5 Year Note Futures Contracts	9	Dec 2019	1,072,406	(4,160)
U.S. Treasury 2 Year Note Futures Contracts	10	Dec 2019	2,155,000	(5,422)
U.S. Treasury Ultra Long Bond Futures Contracts	2	Dec 2019	384,187	(5,535)
U.S. Treasury Long Bond Futures Contracts	7	Dec 2019	1,136,844	(12,238)
Euro - OATS Futures Contracts††	14	Dec 2019	2,599,128	(18,808)
Euro - Bobl Futures Contracts	39	Dec 2019	5,767,935	(27,135)
			$26,184,982	$(15,090)

Commodity Futures Contracts Purchased†
Live Cattle Futures Contracts	32	Dec 2019	$1,411,840	$55,821
Gold 100 oz. Futures Contracts	7	Dec 2019	1,035,720	29,799
Cotton #2 Futures Contracts	20	Dec 2019	607,200	18,481
LME Lead Futures Contracts	1	Nov 2019	53,469	1,291
Brent Crude Futures Contracts	1	Oct 2019	59,450	(1,217)
NY Harbor ULSD Futures Contracts	1	Oct 2019	79,850	(2,065)
Gasoline RBOB Futures Contracts	1	Oct 2019	66,016	(3,678)
Platinum Futures Contracts	2	Jan 2020	89,010	(5,924)
LME Nickel Futures Contracts	2	Nov 2019	205,320	(10,707)
Silver Futures Contracts	2	Dec 2019	170,750	(11,766)
WTI Crude Futures Contracts	13	Dec 2019	700,440	(25,598)
Gasoline RBOB Futures Contracts	12	Nov 2019	772,682	(33,244)
Natural Gas Futures Contracts	18	Dec 2019	471,780	(46,066)
			$5,723,527	$(34,873)

Commodity Futures Contracts Sold Short†
Cotton #2 Futures Contracts	48	May 2020	$1,497,360	$39,857
Gasoline RBOB Futures Contracts	13	Dec 2019	826,699	37,641
WTI Crude Futures Contracts	12	Oct 2019	651,600	25,334
Natural Gas Futures Contracts	13	Nov 2019	325,390	21,417
LME Primary Aluminum Futures Contracts	16	Nov 2019	688,700	19,702
Natural Gas Futures Contracts	6	Oct 2019	139,620	18,595
Soybean Meal Futures Contracts	9	Dec 2019	270,540	14,403
Hard Red Winter Wheat Futures Contracts	11	Dec 2019	228,387	5,318
Soybean Futures Contracts	8	Nov 2019	361,700	2,176
Low Sulphur Gas Oil Futures Contracts	2	Nov 2019	116,300	1,537
Copper Futures Contracts	5	Dec 2019	321,687	1,510
Soybean Oil Futures Contracts	6	Dec 2019	104,724	(198)
Sugar #11 Futures Contracts	25	Feb 2020	355,040	(568)
Coffee 'C' Futures Contracts	3	Dec 2019	113,231	(1,303)
Cocoa Futures Contracts	1	Dec 2019	24,460	(2,013)
Hard Red Winter Wheat Futures Contracts	7	May 2020	152,863	(3,026)
Corn Futures Contracts	3	Dec 2019	58,050	(3,272)
Cattle Feeder Futures Contracts	1	Nov 2019	70,825	(4,053)
Lean Hogs Futures Contracts	3	Dec 2019	87,000	(9,019)
Live Cattle Futures Contracts	38	Feb 2020	1,772,700	(28,997)
			$8,166,876	$135,041

Currency Futures Contracts Sold Short†
Euro FX Futures Contracts	22	Dec 2019	$3,014,138	$45,048
Swiss Franc Futures Contracts	32	Dec 2019	4,033,600	37,422
Australian Dollar Futures Contracts	30	Dec 2019	2,029,500	31,299
British Pound Futures Contracts	12	Dec 2019	924,900	8,125

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Futures Contracts (concluded)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Sold Short† (continued)
New Zealand Dollar Futures Contracts	4	Dec 2019	$250,920	$5,292
			$10,253,058	$127,186

Interest Rate Futures Contracts Sold Short†
Euro - BTP Italian Government Bond Futures Contracts††	3	Dec 2019	$476,690	$299
Long Gilt Futures Contracts††	4	Dec 2019	660,904	(703)
Euro - Schatz Futures Contracts	59	Dec 2019	7,225,763	(5,734)
			$8,363,357	$(6,138)

Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	3	Dec 2019	$228,645	$5,586
FTSE/JSE TOP 40 Index Futures Contracts††	1	Dec 2019	32,507	196
MSCI EAFE Index Mini Futures Contracts	1	Dec 2019	50,070	(2)
CBOE Volatility Index Futures Contracts	4	Jan 2020	75,640	(10)
CBOE Volatility Index Futures Contracts	5	Feb 2020	95,608	(13)
IBEX 35 Index Futures Contracts††	1	Oct 2019	100,622	(821)
FTSE 100 Index Futures Contracts	2	Dec 2019	181,334	(1,797)
Tokyo Stock Price Index Futures Contracts	2	Dec 2019	295,989	(15,167)
CBOE Volatility Index Futures Contracts	78	Nov 2019	1,450,800	(28,359)
			$2,511,215	$(40,387)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,638,547	$—	$—	$10,638,547
U.S. Treasury Bills	—	1,583,696	—	1,583,696
Repurchase Agreements	—	3,739,496	—	3,739,496
Equity Futures Contracts**	50,428	389	—	50,817
Currency Futures Contracts**	127,186	—	—	127,186
Interest Rate Futures Contracts**	60,023	299	—	60,322
Commodity Futures Contracts**	292,882	—	—	292,882
Total Assets	$11,169,066	$5,323,880	$—	$16,492,946

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$55,998	$4,069	$—	$60,067
Currency Futures Contracts**	9,352	—	—	9,352
Interest Rate Futures Contracts**	62,039	19,511	—	81,550
Commodity Futures Contracts**	192,714	—	—	192,714
Total Liabilities	$320,103	$23,580	$—	$343,683

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,410,909	$50,106	$–	$–	$991	$2,462,006	99,154	$50,405
Guggenheim Strategy Fund III	2,258,972	46,477	–	–	2,771	2,308,220	92,998	46,786
Guggenheim Ultra Short Duration Fund — Institutional Class	726,522	14,605	–	–	(5)	741,122	74,410	14,682
Guggenheim Variable Insurance Strategy Fund III	5,318,567	102,594	(300,000)	(2,699)	8,737	5,127,199	206,909	102,735
	$10,714,970	$213,782	$(300,000)	$(2,699)	$12,494	$10,638,547		$214,608

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
MUTUAL FUNDS† - 28.0%
Guggenheim Strategy Fund II1	70,848	$1,759,166
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	143,322	1,427,483
Total Mutual Funds
(Cost $3,184,219)		3,186,649

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 26.3%
U.S. Treasury Bonds
2.25% due 08/15/49	$2,900,000	2,985,641
Total U.S. Government Securities
(Cost $3,020,395)		2,985,641

FEDERAL AGENCY DISCOUNT NOTES†† - 9.7%
Federal Home Loan Bank
1.95% due 10/04/19[2]	1,100,000	1,099,821
Total Federal Agency Discount Notes
(Cost $1,099,821)		1,099,821

U.S. TREASURY BILLS†† - 3.5%
U.S. Treasury Bills
1.93% due 10/29/19[2,3]	392,000	391,431
Total U.S. Treasury Bills
(Cost $391,401)		391,431

FEDERAL AGENCY NOTES†† - 2.6%
Fannie Mae
1.10% due 10/17/19	300,000	299,884
Total Federal Agency Notes
(Cost $299,852)		299,884

REPURCHASE AGREEMENTS††,4 - 32.5%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	2,295,221	2,295,221
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	738,066	738,066
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	664,260	664,260
Total Repurchase Agreements
(Cost $3,697,547)		3,697,547
Total Investments - 102.6%
(Cost $11,693,235)		$11,660,973
Other Assets & Liabilities, net - (2.6)%		(291,517)
Total Net Assets - 100.0%		$11,369,456

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	65	Dec 2019	$12,486,094	$(121,190)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$3,186,649	$—	$—	$3,186,649
U.S. Government Securities	—	2,985,641	—	2,985,641
Federal Agency Discount Notes	—	1,099,821	—	1,099,821
U.S. Treasury Bills	—	391,431	—	391,431
Federal Agency Notes	—	299,884	—	299,884
Repurchase Agreements	—	3,697,547	—	3,697,547
Total Assets	$3,186,649	$8,474,324	$—	$11,660,973

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$121,190	$—	$—	$121,190

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,111,413	$3,699,241	$(5,050,000)	$(19,021)	$17,533	$1,759,166	70,848	$49,626
Guggenheim Ultra Short Duration Fund — Institutional Class	1,590,738	13,542,721	(13,700,000)	(12,568)	6,592	1,427,483	143,322	42,888
	$4,702,151	$17,241,962	$(18,750,000)	$(31,589)	$24,125	$3,186,649		$92,514

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.9%
Pharmaceuticals - 33.0%
Johnson & Johnson	4,511	$583,633
Merck & Company, Inc.	5,492	462,317
Pfizer, Inc.	12,429	446,574
AbbVie, Inc.	4,534	343,314
Eli Lilly & Co.	2,857	319,498
Bristol-Myers Squibb Co.	5,685	288,286
CVS Health Corp.	4,526	285,455
Zoetis, Inc.	1,934	240,957
Allergan plc	1,414	237,962
Cigna Corp.	1,519	230,569
McKesson Corp.	1,118	152,786
AmerisourceBergen Corp. — Class A	1,564	128,764
Cardinal Health, Inc.	2,522	119,013
DexCom, Inc.*	762	113,721
Novartis AG ADR	1,261	109,581
AstraZeneca plc ADR	2,441	108,795
Jazz Pharmaceuticals plc*	825	105,716
Teva Pharmaceutical Industries Ltd. ADR*	15,278	105,113
Elanco Animal Health, Inc.*	3,766	100,138
Mylan N.V.*	5,045	99,790
Perrigo Company plc	1,697	94,845
Canopy Growth Corp.*,1	3,831	87,845
Alkermes plc*	4,417	86,176
Bausch Health Companies, Inc.*	3,920	85,652
Neurocrine Biosciences, Inc.*	937	84,433
PRA Health Sciences, Inc.*	779	77,300
Tilray, Inc. — Class 2*,1	2,915	72,117
Sarepta Therapeutics, Inc.*	949	71,479
Nektar Therapeutics*	3,029	55,173
Global Blood Therapeutics, Inc.*	1,063	51,577
Heron Therapeutics, Inc.*	1,983	36,686
Total Pharmaceuticals		5,385,265
Healthcare-Products - 29.8%
Abbott Laboratories	4,639	388,145
Thermo Fisher Scientific, Inc.	1,172	341,368
Danaher Corp.	2,187	315,868
Stryker Corp.	1,291	279,243
Becton Dickinson and Co.	1,033	261,308
Medtronic plc	2,334	253,519
Intuitive Surgical, Inc.*	465	251,067
Boston Scientific Corp.*	5,685	231,323
Edwards Lifesciences Corp.*	987	217,051
Baxter International, Inc.	2,419	211,590
Zimmer Biomet Holdings, Inc.	1,207	165,685
IDEXX Laboratories, Inc.*	558	151,737
ResMed, Inc.	1,034	139,704
Teleflex, Inc.	364	123,669
Cooper Companies, Inc.	410	121,770
Align Technology, Inc.*	673	121,759
Hologic, Inc.*	2,310	116,632
Dentsply Sirona, Inc.	2,157	114,990
Varian Medical Systems, Inc.*	898	106,943
Insulet Corp.*	615	101,432
Henry Schein, Inc.*	1,563	99,251
Masimo Corp.*	598	88,976
LivaNova plc*	1,201	88,622
Bio-Techne Corp.	445	87,073
Alcon, Inc.*	1,492	86,969
ABIOMED, Inc.*	487	86,632
Integra LifeSciences Holdings Corp.*	1,191	71,543
ICU Medical, Inc.*	364	58,094
Tandem Diabetes Care, Inc.*	972	57,329
NuVasive, Inc.*	900	57,042
Patterson Companies, Inc.	2,414	43,018
Inogen, Inc.*	687	32,914
Total Healthcare-Products		4,872,266
Biotechnology - 18.5%
Amgen, Inc.	1,758	340,191
Gilead Sciences, Inc.	4,410	279,506
Celgene Corp.*	2,681	266,223
Illumina, Inc.*	692	210,520
Vertex Pharmaceuticals, Inc.*	1,229	208,217
Biogen, Inc.*	888	206,744
Regeneron Pharmaceuticals, Inc.*	623	172,820
Alexion Pharmaceuticals, Inc.*	1,487	145,637
Seattle Genetics, Inc.*	1,516	129,466
Incyte Corp.*	1,658	123,073
BioMarin Pharmaceutical, Inc.*	1,538	103,661
Exact Sciences Corp.*	1,117	100,943
Alnylam Pharmaceuticals, Inc.*	1,149	92,403
Ionis Pharmaceuticals, Inc.*	1,527	91,483
Sage Therapeutics, Inc.*	534	74,915
Exelixis, Inc.*	3,877	68,565
ACADIA Pharmaceuticals, Inc.*	1,905	68,561
Bluebird Bio, Inc.*	729	66,937
United Therapeutics Corp.*	705	56,224
Intercept Pharmaceuticals, Inc.*	697	46,253
Myriad Genetics, Inc.*	1,613	46,180
Immunomedics, Inc.*	3,344	44,341
PTC Therapeutics, Inc.*	1,291	43,662
Ligand Pharmaceuticals, Inc. — Class B*	422	42,006
Total Biotechnology		3,028,531
Healthcare-Services - 13.4%
UnitedHealth Group, Inc.	2,036	442,464
Anthem, Inc.	1,013	243,221
HCA Healthcare, Inc.	1,653	199,054
Humana, Inc.	702	179,480
IQVIA Holdings, Inc.*	1,125	168,052
Centene Corp.*	2,987	129,218
Laboratory Corporation of America Holdings*	759	127,512
Quest Diagnostics, Inc.	1,132	121,158
Universal Health Services, Inc. — Class B	772	114,835
WellCare Health Plans, Inc.*	433	112,221
DaVita, Inc.*	1,566	89,372
Molina Healthcare, Inc.*	741	81,302
Teladoc Health, Inc.*,1	1,011	68,465
Amedisys, Inc.*	492	64,457
Acadia Healthcare Company, Inc.*	1,653	51,375
Total Healthcare-Services		2,192,186
Electronics - 2.5%
Agilent Technologies, Inc.	1,998	153,107
Mettler-Toledo International, Inc.*	188	132,427

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Electronics - 2.5% (continued)
Waters Corp.*	547	$122,107
Total Electronics		407,641
Software - 2.3%
Veeva Systems, Inc. — Class A*	1,018	155,439
Cerner Corp.	2,172	148,065
Medidata Solutions, Inc.*	830	75,945
Total Software		379,449
Commercial Services - 0.4%
HealthEquity, Inc.*	1,081	61,774
Total Common Stocks
(Cost $6,686,757)		16,327,112

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$41,739	41,739
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	13,422	13,422
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	12,079	12,079
Total Repurchase Agreements
(Cost $67,240)		67,240

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	176,735	176,735
Total Securities Lending Collateral
(Cost $176,735)		176,735
Total Investments - 101.4%
(Cost $6,930,732)		$16,571,087
Other Assets & Liabilities, net - (1.4)%		(229,067)
Total Net Assets - 100.0%		$16,342,020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,327,112	$—	$—	$16,327,112
Repurchase Agreements	—	67,240	—	67,240
Securities Lending Collateral	176,735	—	—	176,735
Total Assets	$16,503,847	$67,240	$—	$16,571,087

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
EXCHANGE-TRADED FUNDS† - 0.0%
iShares iBoxx High Yield Corporate Bond ETF	20	$1,744
SPDR Bloomberg Barclays High Yield Bond ETF	15	1,631
Total Exchange-Traded Funds
(Cost $2,949)		3,375

MUTUAL FUNDS† - 53.4%
Guggenheim Strategy Fund II1	48,245	1,197,932
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	114,905	1,144,454
Total Mutual Funds
(Cost $2,332,470)		2,342,386

	Face Amount
FEDERAL AGENCY NOTES†† - 16.9%
Fannie Mae
1.10% due 10/17/19	$350,000	349,865
Federal Home Loan Bank
2.04% (1 Month USD LIBOR - 0.07%, Rate Floor: 0.00%) due 10/01/19[2]	290,000	290,000
Federal Farm Credit Bank
2.20% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	100,000	100,295
Total Federal Agency Notes
(Cost $739,827)		740,160

U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
1.93% due 10/29/19[3,4]	40,000	39,942
Total U.S. Treasury Bills
(Cost $39,939)		39,942

REPURCHASE AGREEMENTS††,5 - 23.7%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[6]	644,100	644,100
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[6]	207,121	207,121
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[6]	186,409	186,409
Total Repurchase Agreements
(Cost $1,037,630)		1,037,630
Total Investments - 94.9%
(Cost $4,152,815)		$4,163,493
Other Assets & Liabilities, net - 5.1%		221,937
Total Net Assets - 100.0%		$4,385,430

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	33	Dec 2019	$3,932,156	$(18,709)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.33	5.00%	Quarterly	12/20/24	$3,900,000	$260,988	$258,000	$2,988

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††,7
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	2.27%	At Maturity	10/25/19	4,294	$374,308	$(644)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
[7]	Total return based on iShares iBoxx $ High Yield Corporate Bond ETF +/- financing at a variable rate. Rate indicated is the rate effective September 30, 2019.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

CDX.NA.HY.33 — Credit Default Swap North American High Yield Series 33 Index

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$3,375	$—	$—	$3,375
Mutual Funds	2,342,386	—	—	2,342,386
Federal Agency Notes	—	740,160	—	740,160
U.S. Treasury Bills	—	39,942	—	39,942
Repurchase Agreements	—	1,037,630	—	1,037,630
Credit Default Swap Agreements**	—	2,988	—	2,988
Total Assets	$2,345,761	$1,820,720	$—	$4,166,481

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$18,709	$—	$—	$18,709
Equity Index Swap Agreements**	—	644	—	644
Total Liabilities	$18,709	$644	$—	$19,353

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,349,675	$4,943,830	$(5,100,000)	$4,476	$(49)	$1,197,932	48,245	$43,997
Guggenheim Ultra Short Duration Fund — Institutional Class	1,002,262	5,441,706	$(5,300,000)	344	142	1,144,454	114,905	41,812
	$2,351,937	$10,385,536	$(10,400,000)	$4,820	$93	$2,342,386		$85,809

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.8%
Internet - 59.9%
Alphabet, Inc. — Class A*	499	$609,349
Amazon.com, Inc.*	347	602,361
Facebook, Inc. — Class A*	2,572	458,022
Alibaba Group Holding Ltd. ADR*	1,787	298,840
Netflix, Inc.*	841	225,068
Booking Holdings, Inc.*	97	190,373
eBay, Inc.	3,025	117,915
Baidu, Inc. ADR*	1,140	117,146
Twitter, Inc.*	2,840	117,008
JD.com, Inc. ADR*	3,565	100,569
VeriSign, Inc.*	521	98,276
Expedia Group, Inc.	699	93,953
Snap, Inc. — Class A*	5,904	93,283
Match Group, Inc.[1]	1,243	88,800
IAC/InterActiveCorp*	400	87,188
MercadoLibre, Inc.*	152	83,787
Shopify, Inc. — Class A*	260	81,032
Pinterest, Inc. — Class A*,1	2,795	73,928
GoDaddy, Inc. — Class A*	1,092	72,050
Ctrip.com International Ltd. ADR*	2,407	70,501
Okta, Inc.*	710	69,907
Wayfair, Inc. — Class A*	587	65,814
Chewy, Inc. — Class A*	2,675	65,752
Spotify Technology S.A.*	571	65,094
Pinduoduo, Inc. ADR*	1,978	63,731
F5 Networks, Inc.*	444	62,346
Weibo Corp. ADR*	1,316	58,891
Wix.com Ltd.*	485	56,619
Etsy, Inc.*	952	53,788
YY, Inc. ADR*	944	53,081
Zillow Group, Inc. — Class C*,1	1,777	52,990
Zillow Group, Inc. — Class A*	1,782	52,649
Baozun, Inc. ADR*,1	1,219	52,051
Autohome, Inc. ADR*	616	51,208
Anaplan, Inc.*	1,068	50,196
SINA Corp.*	1,274	49,928
TripAdvisor, Inc.*	1,255	48,543
GrubHub, Inc.*	862	48,453
58.com, Inc. ADR*	971	47,880
Cargurus, Inc.*	1,241	38,409
Yelp, Inc. — Class A*	960	33,360
Stamps.com, Inc.*	342	25,462
Total Internet		4,845,601
Software - 20.2%
salesforce.com, Inc.*	1,599	237,356
Activision Blizzard, Inc.	2,516	133,147
Electronic Arts, Inc.*	1,145	112,004
Veeva Systems, Inc. — Class A*	675	103,066
Akamai Technologies, Inc.*	909	83,064
Twilio, Inc. — Class A*,1	719	79,061
Take-Two Interactive Software, Inc.*	614	76,959
Citrix Systems, Inc.	780	75,286
NetEase, Inc. ADR	277	73,732
DocuSign, Inc.*	1,100	68,112
Sea Ltd. ADR*	1,929	59,702
Dropbox, Inc. — Class A*	2,922	58,937
Coupa Software, Inc.*	448	58,047
Momo, Inc. ADR	1,724	53,409
Bilibili, Inc. ADR*	3,769	53,218
MongoDB, Inc.*	439	52,891
HubSpot, Inc.*	348	52,760
HUYA, Inc. ADR*	2,084	49,266
j2 Global, Inc.	487	44,229
Cornerstone OnDemand, Inc.*	708	38,812
New Relic, Inc.*	628	38,591
Box, Inc. — Class A*	1,975	32,706
Total Software		1,634,355
Telecommunications - 11.1%
Cisco Systems, Inc.	6,252	308,911
Motorola Solutions, Inc.	661	112,641
Arista Networks, Inc.*	375	89,595
Juniper Networks, Inc.	2,560	63,360
Ubiquiti, Inc.[1]	508	60,076
Ciena Corp.*	1,331	52,215
GDS Holdings Ltd. ADR*	1,232	49,379
ViaSat, Inc.*	599	45,117
LogMeIn, Inc.	575	40,802
Viavi Solutions, Inc.*	2,661	37,267
CommScope Holding Company, Inc.*	2,814	33,093
Total Telecommunications		892,456
Commercial Services - 4.3%
PayPal Holdings, Inc.*	2,229	230,902
CoStar Group, Inc.*	164	97,285
2U, Inc.*	1,319	21,473
Total Commercial Services		349,660
Diversified Financial Services - 2.1%
TD Ameritrade Holding Corp.	2,216	103,487
E*TRADE Financial Corp.	1,550	67,720
Total Diversified Financial Services		171,207
Computers - 1.5%
Nutanix, Inc. — Class A*	1,814	47,618
Lumentum Holdings, Inc.*	766	41,027
NetScout Systems, Inc.*	1,202	27,718
Total Computers		116,363
Retail - 0.6%
Qurate Retail, Inc. — Class A*	4,341	44,777
Electronics - 0.1%
II-VI, Inc.*	337	11,878
Total Common Stocks
(Cost $3,718,645)		8,066,297

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$26,286	$26,286
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	8,453	8,453
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	7,608	7,608
Total Repurchase Agreements
(Cost $42,347)		42,347

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	307,341	307,341
Total Securities Lending Collateral
(Cost $307,341)		307,341
Total Investments - 104.1%
(Cost $4,068,333)		$8,415,985
Other Assets & Liabilities, net - (4.1)%		(330,045)
Total Net Assets - 100.0%		$8,085,940

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,066,297	$—	$—	$8,066,297
Repurchase Agreements	—	42,347	—	42,347
Securities Lending Collateral	307,341	—	—	307,341
Total Assets	$8,373,638	$42,347	$—	$8,415,985

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
MUTUAL FUNDS† - 41.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	75,204	$749,034
Guggenheim Strategy Fund II1	30,141	748,395
Total Mutual Funds
(Cost $1,495,841)		1,497,429

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 4.1%
Federal Home Loan Bank
1.78% due 10/02/19[2]	$150,000	149,992
Total Federal Agency Discount Notes
(Cost $149,992)		149,992

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
1.93% due 10/29/19[2,3]	6,000	5,991
Total U.S. Treasury Bills
(Cost $5,991)		5,991

REPURCHASE AGREEMENTS††,4 - 54.4%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[5]	1,224,902	1,224,902
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[5]	393,888	393,888
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[5]	354,499	354,499
Total Repurchase Agreements
(Cost $1,973,289)		1,973,289
Total Investments - 100.0%
(Cost $3,625,113)		$3,626,701
Other Assets & Liabilities, net - 0.0%		(1,670)
Total Net Assets - 100.0%		$3,625,031

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	1	Dec 2019	$134,455	$942

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average Index	(2.04)%	At Maturity	10/29/19	226	$6,081,535	$11,612
Barclays Bank plc	Dow Jones Industrial Average Index	(2.16)%	At Maturity	10/31/19	39	1,039,501	(996)
						$7,121,036	$10,616

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,497,429	$—	$—	$1,497,429
Federal Agency Discount Notes	—	149,992	—	149,992
U.S. Treasury Bills	—	5,991	—	5,991
Repurchase Agreements	—	1,973,289	—	1,973,289
Equity Futures Contracts**	942	—	—	942
Equity Index Swap Agreements**	—	11,612	—	11,612
Total Assets	$1,498,371	$2,140,884	$—	$3,639,255

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$996	$—	$996

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$649,397	$3,066,875	$(2,970,000)	$(1,998)	$4,121	$748,395	$30,141	$16,968
Guggenheim Ultra Short Duration Fund — Institutional Class	447,159	3,714,844	(3,415,000)	(332)	2,363	749,034	75,204	14,892
	$1,096,556	$6,781,719	$(6,385,000)	$(2,330)	$6,484	$1,497,429		$31,860

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
MUTUAL FUNDS† - 52.8%
Guggenheim Strategy Fund II1	29,236	$725,927
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	46,095	459,110
Total Mutual Funds
(Cost $1,181,753)		1,185,037

	Face Amount
FEDERAL AGENCY NOTES†† - 18.9%
Fannie Mae
1.10% due 10/17/19	$300,000	299,884
Farmer Mac
1.98% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 09/01/20[2]	125,000	124,999
Total Federal Agency Notes
(Cost $424,852)		424,883

FEDERAL AGENCY DISCOUNT NOTES†† - 4.5%
Federal Home Loan Bank
1.78% due 10/02/19[3]	100,000	99,995
Total Federal Agency Discount Notes
(Cost $99,995)		99,995

U.S. TREASURY BILLS†† - 2.2%
U.S. Treasury Bills
1.93% due 10/29/19[3,4]	49,000	48,929
Total U.S. Treasury Bills
(Cost $48,925)		48,929

REPURCHASE AGREEMENTS†† - 59.4%
Individual Repurchase Agreements[5]
Mizuho Financial Group, Inc. issued 09/30/19 at 1.90% due 10/01/19 (secured by a U.S. Treasury Bond, at a rate of 2.25% and maturing 08/15/49 as collateral, with a value of $514,766) to be repurchased at $504,699	504,672	504,672
Barclays Capital issued 09/30/19 at 1.65% due 10/01/19 (secured by a U.S. Treasury Bond, at a rate of 2.25% and maturing 08/15/49 as collateral, with a value of $410,550) to be repurchased at $402,518	402,500	402,500
Joint Repurchase Agreements[6]
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	263,866	263,866
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	84,850	84,850
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	76,365	76,365
Total Repurchase Agreements
(Cost $1,332,253)		1,332,253
Total Investments - 137.8%
(Cost $3,087,778)		$3,091,097

U.S. GOVERNMENT SECURITIES SOLD SHORT†† - (41.3)%
U.S. Treasury Bonds
2.25% due 08/15/49	900,000	(926,578)
Total U.S. Government Securities Sold Short
(Proceeds $939,578)		(926,578)
Other Assets & Liabilities, net - 3.5%		78,736
Total Net Assets - 100.0%		$2,243,255

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	8	Dec 2019	$1,536,750	$27,461

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[5]	All or a portion of this security is pledged as short security collateral at September 30, 2019.
[6]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,185,037	$—	$—	$1,185,037
Federal Agency Notes	—	424,883	—	424,883
Federal Agency Discount Notes	—	99,995	—	99,995
U.S. Treasury Bills	—	48,929	—	48,929
Repurchase Agreements	—	1,332,253	—	1,332,253
Interest Rate Futures Contracts**	27,461	—	—	27,461
Total Assets	$1,212,498	$1,906,060	$—	$3,118,558

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$926,578	$—	$926,578

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,467,994	$1,082,328	$(1,825,000)	$(3,100)	$3,705	$725,927	29,236	$22,510
Guggenheim Ultra Short Duration Fund — Institutional Class	1,452,530	1,081,307	(2,075,000)	(6,630)	6,903	459,110	46,095	21,460
	$2,920,524	$2,163,635	$(3,900,000)	$(9,730)	$10,608	$1,185,037		$43,970

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
MUTUAL FUNDS† - 43.0%
Guggenheim Strategy Fund II1	2,314	$57,454
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	5,709	56,861
Total Mutual Funds
(Cost $114,205)		114,315

	Face Amount
U.S. TREASURY BILLS†† - 3.8%
U.S. Treasury Bills
1.82% due 11/21/19[2]	$10,000	9,975
Total U.S. Treasury Bills
(Cost $9,974)		9,975

REPURCHASE AGREEMENTS††,3 - 46.8%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[4]	77,383	77,383
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[4]	24,884	24,884
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[4]	22,395	22,395
Total Repurchase Agreements
(Cost $124,662)		124,662
Total Investments - 93.6%
(Cost $248,841)		$248,952
Other Assets & Liabilities, net - 6.4%		17,161
Total Net Assets - 100.0%		$266,113

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P MidCap 400 Index	(1.99)%	At Maturity	10/29/19	27	$53,058	$327
Goldman Sachs International	S&P MidCap 400 Index	(2.01)%	At Maturity	10/28/19	99	191,940	146
Barclays Bank plc	S&P MidCap 400 Index	(2.11)%	At Maturity	10/31/19	10	20,287	16
						$265,285	$489

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$114,315	$—	$—	$114,315
U.S. Treasury Bills	—	9,975	—	9,975
Repurchase Agreements	—	124,662	—	124,662
Equity Index Swap Agreements**	—	489	—	489
Total Assets	$114,315	$135,126	$—	$249,441

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$129,855	$127,533	$(200,000)	$(267)	$333	$57,454	2,314	$2,543
Guggenheim Ultra Short Duration Fund — Institutional Class	119,433	142,374	(205,000)	(270)	324	56,861	5,709	2,381
	$249,288	$269,907	$(405,000)	$(537)	$657	$114,315		$4,924

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
MUTUAL FUNDS† - 40.7%
Guggenheim Strategy Fund II1	9,709	$241,083
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	24,199	241,024
Total Mutual Funds
(Cost $480,996)		482,107

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 8.4%
Federal Home Loan Bank
1.90% due 10/01/19[2]	$100,000	100,000
Total Federal Agency Discount Notes
(Cost $100,000)		100,000

FEDERAL AGENCY NOTES†† - 4.3%
Farmer Mac
1.98% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 09/01/20[3]	50,000	50,000
Total Federal Agency Notes
(Cost $50,000)		50,000

REPURCHASE AGREEMENTS††,4 - 46.9%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[5]	345,160	345,160
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[5]	110,992	110,992
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[5]	99,893	99,893
Total Repurchase Agreements
(Cost $556,045)		556,045
Total Investments - 100.3%
(Cost $1,187,041)		$1,188,152
Other Assets & Liabilities, net - (0.3)%		(3,522)
Total Net Assets - 100.0%		$1,184,630

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	(2.19)%	At Maturity	10/29/19	36	$279,055	$1,949
Goldman Sachs International	NASDAQ-100 Index	(2.16)%	At Maturity	10/28/19	103	796,540	1,728
Barclays Bank plc	NASDAQ-100 Index	(2.26)%	At Maturity	10/31/19	17	128,440	374
						$1,204,035	$4,051

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$482,107	$—	$—	$482,107
Federal Agency Discount Notes	—	100,000	—	100,000
Federal Agency Notes	—	50,000	—	50,000
Repurchase Agreements	—	556,045	—	556,045
Equity Index Swap Agreements**	—	4,051	—	4,051
Total Assets	$482,107	$710,096	$—	$1,192,203

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,919,490	$1,512,081	$(3,190,000)	$(2,310)	$1,822	$241,083	9,709	$12,356
Guggenheim Ultra Short Duration Fund — Institutional Class	1,924,597	1,511,100	(3,195,000)	(1,101)	1,428	241,024	24,199	11,266
	$3,844,087	$3,023,181	$(6,385,000)	$(3,411)	$3,250	$482,107		$23,622

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
MUTUAL FUNDS† - 38.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	17,445	$173,751
Guggenheim Strategy Fund II1	6,946	172,477
Total Mutual Funds
(Cost $345,442)		346,228

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 2.8%
Fannie Mae
1.98% due 11/01/19[2]	$25,000	24,957
Total Federal Agency Discount Notes
(Cost $24,957)		24,957

REPURCHASE AGREEMENTS††,3 - 75.4%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[4]	420,331	420,331
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[4]	135,165	135,165
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[4]	121,648	121,648
Total Repurchase Agreements
(Cost $677,144)		677,144
Total Investments - 116.8%
(Cost $1,047,543)		$1,048,329
Other Assets & Liabilities, net - (16.8)%		(150,849)
Total Net Assets - 100.0%		$897,480

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Russell 2000 Index	(1.64)%	At Maturity	10/29/19	149	$227,234	$4,069
Goldman Sachs International	Russell 2000 Index	(1.86)%	At Maturity	10/28/19	343	523,020	1,551
Barclays Bank plc	Russell 2000 Index	(1.41)%	At Maturity	10/31/19	97	148,268	969
						$898,522	$6,589

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$346,228	$—	$—	$346,228
Federal Agency Discount Notes	—	24,957	—	24,957
Repurchase Agreements	—	677,144	—	677,144
Equity Index Swap Agreements**	—	6,589	—	6,589
Total Assets	$346,228	$708,690	$—	$1,054,918

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,209,164	$493,942	$(1,530,000)	$(4,096)	$3,467	$172,477	6,946	$9,092
Guggenheim Ultra Short Duration Fund — Institutional Class	1,060,232	613,417	(1,500,000)	(606)	708	173,751	17,445	8,528
	$2,269,396	$1,107,359	$(3,030,000)	$(4,702)	$4,175	$346,228		$17,620

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
MUTUAL FUNDS† - 63.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	73,376	$730,821
Guggenheim Strategy Fund II1	29,405	730,138
Total Mutual Funds
(Cost $1,457,131)		1,460,959

	Face Amount
FEDERAL AGENCY NOTES†† - 13.0%
Fannie Mae
1.10% due 10/17/19	$200,000	199,922
Farmer Mac
1.98% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 09/01/20[2]	100,000	100,000
Total Federal Agency Notes
(Cost $299,901)		299,922

U.S. TREASURY BILLS†† - 3.0%
U.S. Treasury Bills
1.82% due 11/21/19[3]	70,000	69,822
Total U.S. Treasury Bills
(Cost $69,817)		69,822

REPURCHASE AGREEMENTS††,4 - 30.3%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[5]	433,003	433,003
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[5]	139,239	139,239
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[5]	125,316	125,316
Total Repurchase Agreements
(Cost $697,558)		697,558
Total Investments - 109.7%
(Cost $2,524,407)		$2,528,261
Other Assets & Liabilities, net - (9.7)%		(223,218)
Total Net Assets - 100.0%		$2,305,043

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	(2.09)%	At Maturity	10/29/19	108	$322,663	$881
Goldman Sachs International	S&P 500 Index	(2.26)%	At Maturity	10/28/19	469	1,395,076	402
Barclays Bank plc	S&P 500 Index	(2.21)%	At Maturity	10/31/19	203	604,827	179
						$2,322,566	$1,462

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,460,959	$—	$—	$1,460,959
Federal Agency Notes	—	299,922	—	299,922
U.S. Treasury Bills	—	69,822	—	69,822
Repurchase Agreements	—	697,558	—	697,558
Equity Index Swap Agreements**	—	1,462	—	1,462
Total Assets	$1,460,959	$1,068,764	$—	$2,529,723

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,299,238	$521,075	$(1,090,000)	$(2,717)	$2,542	$730,138	29,405	$21,224
Guggenheim Ultra Short Duration Fund — Institutional Class	1,185,822	724,353	(1,180,000)	(1,809)	2,455	730,821	73,376	19,478
	$2,485,060	$1,245,428	$(2,270,000)	$(4,526)	$4,997	$1,460,959		$40,702

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
MUTUAL FUNDS† - 60.9%
Guggenheim Strategy Fund II1	20,363	$505,610
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	48,991	487,952
Total Mutual Funds
(Cost $991,027)		993,562

	Face Amount
FEDERAL AGENCY NOTES†† - 16.9%
Fannie Mae
1.10% due 10/17/19	$200,000	199,922
Farmer Mac
1.98% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 09/01/20[2]	75,000	75,000
Total Federal Agency Notes
(Cost $274,902)		274,922

U.S. TREASURY BILLS†† - 7.8%
U.S. Treasury Bills
1.93% due 10/29/19[3,4]	128,000	127,814
Total U.S. Treasury Bills
(Cost $127,804)		127,814

FEDERAL AGENCY DISCOUNT NOTES†† - 6.1%
Federal Home Loan Bank
1.78% due 10/02/19[4]	100,000	99,995
Total Federal Agency Discount Notes
(Cost $99,995)		99,995

REPURCHASE AGREEMENTS††,5 - 7.4%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	74,791	74,791
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	24,051	24,051
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	21,645	21,645
Total Repurchase Agreements
(Cost $120,487)		120,487
Total Investments - 99.1%
(Cost $1,614,215)		$1,616,780
Other Assets & Liabilities, net - 0.9%		15,015
Total Net Assets - 100.0%		$1,631,795

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei-225 (CME) Index Futures Contracts	30	Dec 2019	$3,281,250	$49,177
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	28	Dec 2019	3,253,425	(10,217)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$993,562	$—	$—	$993,562
Federal Agency Notes	—	274,922	—	274,922
U.S. Treasury Bills	—	127,814	—	127,814
Federal Agency Discount Notes	—	99,995	—	99,995
Repurchase Agreements	—	120,487	—	120,487
Equity Futures Contracts**	49,177	—	—	49,177
Total Assets	$1,042,739	$623,218	$—	$1,665,957

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$10,217	$—	$—	$10,217

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$683,491	$501,859	$(680,000)	$40	$220	$505,610	20,363	$11,919
Guggenheim Ultra Short Duration Fund — Institutional Class	456,957	610,848	(580,000)	147	–	487,952	48,991	10,896
	$1,140,448	$1,112,707	$(1,260,000)	$187	$220	$993,562		$22,815

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 100.1%
Media - 24.5%
Walt Disney Co.	1,303	$169,807
Comcast Corp. — Class A	3,464	156,157
Charter Communications, Inc. — Class A*	267	110,036
Fox Corp. — Class A	1,569	49,479
Discovery, Inc. — Class A*	1,844	49,106
Liberty Broadband Corp. — Class C*	454	47,520
Altice USA, Inc. — Class A*	1,640	47,035
DISH Network Corp. — Class A*	1,323	45,075
CBS Corp. — Class B	1,068	43,115
Viacom, Inc. — Class B	1,441	34,627
Liberty Global plc — Class C*	1,435	34,139
News Corp. — Class A	2,284	31,793
Cable One, Inc.	22	27,603
World Wrestling Entertainment, Inc. — Class A	374	26,610
Nexstar Media Group, Inc. — Class A	241	24,657
New York Times Co. — Class A	854	24,322
Sinclair Broadcast Group, Inc. — Class A	511	21,840
TEGNA, Inc.	1,391	21,602
AMC Networks, Inc. — Class A*	381	18,730
Total Media		983,253
Retail - 18.8%
McDonald's Corp.	664	142,567
Starbucks Corp.	1,256	111,056
Yum! Brands, Inc.	568	64,428
Chipotle Mexican Grill, Inc. — Class A*	65	54,631
Darden Restaurants, Inc.	361	42,677
Restaurant Brands International, Inc.	508	36,139
Yum China Holdings, Inc.	795	36,117
Domino's Pizza, Inc.	143	34,976
Dunkin' Brands Group, Inc.	353	28,014
Wendy's Co.	1,159	23,157
Cracker Barrel Old Country Store, Inc.[1]	135	21,958
Texas Roadhouse, Inc. — Class A	415	21,796
Shake Shack, Inc. — Class A*	210	20,588
Wingstop, Inc.	203	17,718
Jack in the Box, Inc.	190	17,313
Cheesecake Factory, Inc.	378	15,755
Papa John's International, Inc.[1]	277	14,501
Brinker International, Inc.	326	13,910
Bloomin' Brands, Inc.	722	13,667
Dave & Buster's Entertainment, Inc.	307	11,958
BJ's Restaurants, Inc.	271	10,526
Total Retail		753,452
Lodging - 12.0%
Las Vegas Sands Corp.	1,310	75,666
Marriott International, Inc. — Class A	564	70,144
Hilton Worldwide Holdings, Inc.	607	56,518
MGM Resorts International	1,495	41,441
Wynn Resorts Ltd.	356	38,704
Melco Resorts & Entertainment Ltd. ADR	1,589	30,843
Huazhu Group Ltd. ADR	920	30,378
Hyatt Hotels Corp. — Class A	412	30,352
Wyndham Hotels & Resorts, Inc.	475	24,577
Choice Hotels International, Inc.	273	24,286
Wyndham Destinations, Inc.	496	22,826
Hilton Grand Vacations, Inc.*	562	17,984
Boyd Gaming Corp.	733	17,555
Total Lodging		481,274
Agriculture - 8.7%
Altria Group, Inc.	4,690	191,821
Philip Morris International, Inc.	1,655	125,664
British American Tobacco plc ADR	849	31,328
Total Agriculture		348,813
Entertainment - 8.5%
Live Nation Entertainment, Inc.*	635	42,126
Vail Resorts, Inc.	145	32,996
Stars Group, Inc.*	2,008	30,080
Madison Square Garden Co. — Class A*	104	27,406
Churchill Downs, Inc.	202	24,938
Cinemark Holdings, Inc.	628	24,266
Marriott Vacations Worldwide Corp.	227	23,519
Six Flags Entertainment Corp.	446	22,652
Eldorado Resorts, Inc.*,1	477	19,018
International Game Technology plc	1,318	18,729
Red Rock Resorts, Inc. — Class A	838	17,016
SeaWorld Entertainment, Inc.*	619	16,292
Penn National Gaming, Inc.*	874	16,278
Scientific Games Corp. — Class A*	714	14,530
AMC Entertainment Holdings, Inc. — Class A	1,128	12,070
Total Entertainment		341,916
Software - 7.7%
Activision Blizzard, Inc.	1,329	70,330
Electronic Arts, Inc.*	607	59,377
NetEase, Inc. ADR	166	44,186
Take-Two Interactive Software, Inc.*	324	40,610
Sea Ltd. ADR*	1,112	34,416
Bilibili, Inc. ADR*	2,156	30,443
HUYA, Inc. ADR*	1,187	28,061
Total Software		307,423
Leisure Time - 6.6%
Carnival Corp.	1,348	58,921
Royal Caribbean Cruises Ltd.	483	52,324
Norwegian Cruise Line Holdings Ltd.*	699	36,187
Harley-Davidson, Inc.	755	27,157
Polaris, Inc.	290	25,523
Planet Fitness, Inc. — Class A*	433	25,058
Brunswick Corp.	450	23,454

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Leisure Time - 6.6% (continued)
Callaway Golf Co.	748	$14,519
Total Leisure Time		263,143
Beverages - 6.5%
Constellation Brands, Inc. — Class A	338	70,061
Brown-Forman Corp. — Class B	964	60,520
Molson Coors Brewing Co. — Class B	715	41,112
Anheuser-Busch InBev S.A. ADR	374	35,586
Diageo plc ADR	184	30,088
Boston Beer Company, Inc. — Class A*	69	25,121
Total Beverages		262,488
Internet - 4.8%
Netflix, Inc.*	445	119,091
Spotify Technology S.A.*	338	38,532
iQIYI, Inc. ADR*	2,090	33,712
Total Internet		191,335
Toys, Games & Hobbies - 1.1%
Hasbro, Inc.	357	42,372
Food Service - 0.9%
Aramark	854	37,217
Total Common Stocks
(Cost $2,157,058)		4,012,686

RIGHTS†††,2 - 0.0%
Media - 0.0%
Nexstar Media Group, Inc.*	1,910	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.3%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$8,466	8,466
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	2,723	2,723
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	2,450	2,450
Total Repurchase Agreements
(Cost $13,639)		13,639

	Shares
SECURITIES LENDING COLLATERAL†,4 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[5]	39,214	39,214
Total Securities Lending Collateral
(Cost $39,214)		39,214
Total Investments - 101.4%
(Cost $2,209,911)		$4,065,539
Other Assets & Liabilities, net - (1.4)%		(54,166)
Total Net Assets - 100.0%		$4,011,373

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of September 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$4,012,686	$—	$—		$4,012,686
Rights	—	—	—	*	—
Repurchase Agreements	—	13,639	—		13,639
Securities Lending Collateral	39,214	—	—		39,214
Total Assets	$4,051,900	$13,639	$—		$4,065,539

*	Security has a market value of $0.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 34.0%
Archer-Daniels-Midland Co.	8,101	$332,708
Amgen, Inc.[1]	1,696	328,193
Merck & Company, Inc.	3,870	325,776
McKesson Corp.	2,135	291,769
PepsiCo, Inc.[1]	2,079	285,031
Gilead Sciences, Inc.[1]	4,444	281,661
Pfizer, Inc.	7,598	272,996
Molson Coors Brewing Co. — Class B1	4,592	264,040
Ingredion, Inc.[1]	3,080	251,759
Zimmer Biomet Holdings, Inc.[1]	1,801	247,223
CVS Health Corp.[1]	3,770	237,774
Becton Dickinson and Co.	930	235,253
Kimberly-Clark Corp.[1]	1,555	220,888
Johnson & Johnson[1]	1,679	217,229
Pilgrim's Pride Corp.*,1	6,501	208,325
Colgate-Palmolive Co.[1]	2,782	204,505
Philip Morris International, Inc.[1]	2,510	190,585
Sysco Corp.[1]	2,392	189,925
Medtronic plc	1,726	187,478
Thermo Fisher Scientific, Inc.	641	186,704
Cal-Maine Foods, Inc.	4,630	184,992
Baxter International, Inc.[1]	2,102	183,862
Eli Lilly & Co.	1,536	171,771
H&R Block, Inc.	7,115	168,056
Tyson Foods, Inc. — Class A	1,948	167,801
Hill-Rom Holdings, Inc.	1,580	166,263
Hologic, Inc.*,1	3,113	157,175
Darling Ingredients, Inc.*	8,156	156,024
General Mills, Inc.	2,808	154,777
Kroger Co.[1]	5,852	150,865
AMERCO	363	141,585
Hormel Foods Corp.	3,036	132,764
Post Holdings, Inc.*	1,200	127,008
Biogen, Inc.*,1	541	125,955
Bio-Rad Laboratories, Inc. — Class A*	363	120,785
AmerisourceBergen Corp. — Class A	1,444	118,884
Cardinal Health, Inc.[1]	2,356	111,180
UnitedHealth Group, Inc.	487	105,835
Jazz Pharmaceuticals plc*	805	103,153
JM Smucker Co.	919	101,108
ManpowerGroup, Inc.	1,191	100,330
Integer Holdings Corp.*	1,321	99,815
Regeneron Pharmaceuticals, Inc.*	353	97,922
Lamb Weston Holdings, Inc.	1,291	93,881
Kellogg Co.	1,366	87,902
US Foods Holding Corp.*	2,118	87,050
Campbell Soup Co.	1,813	85,066
STERIS plc	583	84,238
Procter & Gamble Co.[1]	662	82,339
Alexion Pharmaceuticals, Inc.*	835	81,780
Herbalife Nutrition Ltd.*	2,087	79,014
Central Garden & Pet Co. — Class A*	2,834	78,573
TrueBlue, Inc.*	3,395	71,634
Innoviva, Inc.*	6,748	71,124
Mondelez International, Inc. — Class A	1,229	67,988
Coca-Cola Co.	1,228	66,852
Humana, Inc.	261	66,730
Kraft Heinz Co.[1]	2,304	64,362
Abbott Laboratories	767	64,175
B&G Foods, Inc.[2]	3,333	63,027
Bristol-Myers Squibb Co.	1,208	61,258
Clorox Co.	398	60,444
Danaher Corp.	372	53,728
Total Consumer, Non-cyclical		9,578,897
Industrial - 12.5%
United Parcel Service, Inc. — Class B1	2,521	302,066
FedEx Corp.[1]	1,642	239,026
CSX Corp.[1]	2,877	199,290
Landstar System, Inc.	1,769	199,154
Cummins, Inc.	1,119	182,028
Norfolk Southern Corp.[1]	915	164,389
Knight-Swift Transportation Holdings, Inc.	3,997	145,091
Union Pacific Corp.[1]	865	140,113
Forward Air Corp.	2,125	135,405
Werner Enterprises, Inc.	3,728	131,598
Old Dominion Freight Line, Inc.	753	127,987
Schneider National, Inc. — Class B	5,873	127,562
Waters Corp.*,1	523	116,749
Agilent Technologies, Inc.	1,509	115,635
Kennametal, Inc.	3,608	110,910
Echo Global Logistics, Inc.*	4,589	103,941
Marten Transport Ltd.	4,820	100,160
Saia, Inc.*	1,009	94,543
Kansas City Southern[1]	709	94,304
Heartland Express, Inc.	4,263	91,697
J.B. Hunt Transport Services, Inc.[1]	803	88,852
Avnet, Inc.	1,895	84,299
Caterpillar, Inc.[1]	631	79,702
Oshkosh Corp.	1,024	77,619
Vishay Intertechnology, Inc.	4,181	70,784
Parker-Hannifin Corp.	385	69,535
Expeditors International of Washington, Inc.	918	68,198
Textron, Inc.[1]	1,308	64,039
Total Industrial		3,524,676
Energy - 11.3%
Exxon Mobil Corp.	5,368	379,034
Chevron Corp.	3,051	361,849
ONEOK, Inc.[1]	4,698	346,196
Kinder Morgan, Inc.	15,779	325,205
Phillips 66[1]	2,614	267,674
Valero Energy Corp.[1]	3,001	255,805
HollyFrontier Corp.[1]	4,612	247,388
Marathon Petroleum Corp.	3,899	236,864
Williams Companies, Inc.[1]	8,960	215,578
Delek US Holdings, Inc.	5,061	183,714
Targa Resources Corp.	2,518	101,148
Cheniere Energy, Inc.*	1,392	87,779
Renewable Energy Group, Inc.*,2	5,780	86,729
PBF Energy, Inc. — Class A	1,658	45,081

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Energy - 11.3% (continued)
Unit Corp.*	9,727	$32,877
Total Energy		3,172,921
Communications - 10.9%
Verizon Communications, Inc.	5,903	356,305
AT&T, Inc.[1]	8,067	305,255
Alphabet, Inc. — Class C*	225	274,275
Omnicom Group, Inc.	3,467	271,466
Cogent Communications Holdings, Inc.	3,402	187,450
AMC Networks, Inc. — Class A*	3,715	182,629
Shenandoah Telecommunications Co.	5,532	175,752
Facebook, Inc. — Class A*,1	933	166,149
Discovery, Inc. — Class A*,1	6,232	165,958
Scholastic Corp.	3,789	143,073
Comcast Corp. — Class A1	3,136	141,371
John Wiley & Sons, Inc. — Class A	2,922	128,393
News Corp. — Class A	7,202	100,252
Amazon.com, Inc.*	56	97,211
ATN International, Inc.	1,656	96,661
Meredith Corp.	2,418	88,644
Walt Disney Co.[1]	455	59,296
TEGNA, Inc.	3,735	58,004
Cisco Systems, Inc.[1]	1,106	54,647
Total Communications		3,052,791
Financial - 9.6%
Equity Commonwealth REIT[1]	9,623	329,588
Apartment Investment & Management Co. — Class A REIT	6,299	328,430
Medical Properties Trust, Inc. REIT[1]	15,633	305,782
HCP, Inc. REIT[1]	7,829	278,947
JPMorgan Chase & Co.[1]	1,486	174,887
Hartford Financial Services Group, Inc.[1]	2,398	145,343
Deluxe Corp.	2,422	119,065
Host Hotels & Resorts, Inc. REIT[1]	6,735	116,448
Summit Hotel Properties, Inc. REIT	9,714	112,682
Northern Trust Corp.[1]	1,162	108,438
Urban Edge Properties REIT	3,767	74,549
MetLife, Inc.	1,534	72,343
Principal Financial Group, Inc.	1,248	71,311
State Street Corp.	1,135	67,181
Visa, Inc. — Class A1	387	66,568
Bank of America Corp.	2,239	65,312
Bank of New York Mellon Corp.	1,424	64,379
Berkshire Hathaway, Inc. — Class B*	307	63,862
Citigroup, Inc.	890	61,481
Comerica, Inc.	921	60,777
Total Financial		2,687,373
Consumer, Cyclical - 8.7%
Delta Air Lines, Inc.	4,242	244,339
Southwest Airlines Co.[1]	3,982	215,068
United Airlines Holdings, Inc.*,1	2,262	199,984
Allison Transmission Holdings, Inc.[1]	3,987	187,588
JetBlue Airways Corp.*,1	9,683	162,190
World Fuel Services Corp.	4,000	159,760
Toll Brothers, Inc.	3,199	131,319
BorgWarner, Inc.	3,428	125,739
Alaska Air Group, Inc.	1,919	124,562
Walgreens Boots Alliance, Inc.	1,917	106,029
General Motors Co.	2,704	101,346
Brinker International, Inc.	2,366	100,957
Lear Corp.[1]	815	96,089
PACCAR, Inc.[1]	1,339	93,743
DR Horton, Inc.	1,497	78,907
Autoliv, Inc.[2]	919	72,491
Home Depot, Inc.[1]	298	69,142
Walmart, Inc.	557	66,105
Starbucks Corp.	698	61,717
Lions Gate Entertainment Corp. — Class A*	5,528	51,134
Total Consumer, Cyclical		2,448,209
Utilities - 8.6%
Ameren Corp.[1]	3,612	289,141
Pinnacle West Capital Corp.[1]	2,938	285,192
Portland General Electric Co.	4,858	273,845
FirstEnergy Corp.[1]	5,551	267,725
PPL Corp.[1]	8,211	258,564
National Fuel Gas Co.[1]	4,825	226,389
Exelon Corp.[1]	4,241	204,883
Southern Co.	2,071	127,926
Public Service Enterprise Group, Inc.	2,002	124,284
OGE Energy Corp.	2,717	123,297
Avista Corp.	2,501	121,148
AES Corp.[1]	7,349	120,083
Total Utilities		2,422,477
Technology - 3.5%
Apple, Inc.	1,111	248,831
Microsoft Corp.	1,717	238,714
Skyworks Solutions, Inc.[1]	1,831	145,107
Oracle Corp.[1]	2,199	121,011
Intel Corp.[1]	2,202	113,469
Diodes, Inc.*	1,718	68,978
International Business Machines Corp.	427	62,094
Total Technology		998,204
Basic Materials - 0.4%
Westlake Chemical Corp.[1]	937	61,392
Domtar Corp.	1,548	55,434
Total Basic Materials		116,826
Total Common Stocks
(Cost $26,549,853)		28,002,374

MONEY MARKET FUND† - 2.3%
Invesco Short-Term Investments Trust - Treasury Obligations Portfolio 1.86%[3]	636,345	636,345
Total Money Market Fund
(Cost $636,345)		636,345

SECURITIES LENDING COLLATERAL†,4 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[3]	169,156	169,156
Total Securities Lending Collateral
(Cost $169,156)		169,156
Total Investments - 102.4%

(Cost $27,355,354)		$28,807,875
Other Assets & Liabilities, net - (2.4)%		(672,670)
Total Net Assets - 100.0%		$28,135,205

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Goldman Sachs International	GS Equity Custom Basket	2.28%	At Maturity	05/06/24	$5,334,507	$153,729
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	2.25%	At Maturity	03/27/24	5,331,544	110,469
					$10,666,051	$264,198
OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(1.55)%	At Maturity	03/27/24	$11,983,774	$(509,795)
Goldman Sachs International	GS Equity Custom Basket	(1.63)%	At Maturity	05/06/24	11,561,413	(226,981)
					$23,545,187	$(736,776)

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Saia, Inc.*	357	0.63%	$12,162
HollyFrontier Corp.	852	0.86%	11,178
United Parcel Service, Inc. — Class B	466	1.05%	9,180
Marathon Petroleum Corp.	721	0.82%	8,706
Phillips 66	483	0.93%	8,544
ONEOK, Inc.	868	1.20%	6,918
J.B. Hunt Transport Services, Inc.	284	0.59%	6,458
CVS Health Corp.	697	0.82%	6,343
Pilgrim's Pride Corp.*	1,202	0.72%	6,078
Apple, Inc.	205	0.86%	5,978
HCP, Inc.	1,447	0.97%	5,933
Amgen, Inc.	313	1.14%	5,913
Schneider National, Inc. — Class B	1,526	0.62%	5,752
Alphabet, Inc. — Class C*	41	0.94%	5,751
Zimmer Biomet Holdings, Inc.	333	0.86%	5,724
World Fuel Services Corp.	869	0.65%	5,693
FirstEnergy Corp.	1,026	0.93%	5,622
Molson Coors Brewing Co. — Class B	1,621	1.73%	5,617
Valero Energy Corp.	555	0.89%	4,805
AT&T, Inc.	806	0.57%	4,618
Medical Properties Trust, Inc.	2,891	1.06%	4,452
Werner Enterprises, Inc.	689	0.46%	4,010
Old Dominion Freight Line, Inc.	139	0.44%	3,988
Knight-Swift Transportation Holdings, Inc.	739	0.50%	3,872
Verizon Communications, Inc.	1,091	1.23%	3,851
Baxter International, Inc.	388	0.64%	3,810
Heartland Express, Inc.	1,301	0.52%	3,679
Deluxe Corp.	448	0.41%	3,670
Medtronic plc	319	0.65%	3,528
Ameren Corp.	668	1.00%	3,420
Landstar System, Inc.	327	0.69%	3,354
Scholastic Corp.	700	0.50%	3,328
Sysco Corp.	442	0.66%	2,987
Kansas City Southern	217	0.54%	2,898
News Corp. — Class A	1,331	0.35%	2,822
Cardinal Health, Inc.	800	0.71%	2,772
Becton Dickinson and Co.	172	0.82%	2,742
Southern Co.	383	0.44%	2,699
Toll Brothers, Inc.	591	0.45%	2,667
Marten Transport Ltd.	891	0.35%	2,578
Southwest Airlines Co.	736	0.75%	2,524
Hartford Financial Services Group, Inc.	443	0.50%	2,501
United Airlines Holdings, Inc.*	418	0.69%	2,358
Allison Transmission Holdings, Inc.	737	0.65%	2,285
Microsoft Corp.	317	0.83%	2,197
Kimberly-Clark Corp.	287	0.76%	2,135
Delta Air Lines, Inc.	784	0.85%	2,132
Tyson Foods, Inc. — Class A	539	0.87%	2,113
Forward Air Corp.	393	0.47%	2,044
DR Horton, Inc.	276	0.27%	2,034
Portland General Electric Co.	898	0.95%	2,021
Diodes, Inc.*	317	0.24%	1,981
Echo Global Logistics, Inc.*	848	0.36%	1,964
Intel Corp.	407	0.39%	1,905
Kellogg Co.	252	0.30%	1,893
JPMorgan Chase & Co.	274	0.60%	1,875
Home Depot, Inc.	55	0.24%	1,871
Procter & Gamble Co.	122	0.28%	1,830
Agilent Technologies, Inc.	279	0.40%	1,825
Skyworks Solutions, Inc.	370	0.55%	1,794
Campbell Soup Co.	335	0.29%	1,777
US Foods Holding Corp.*	391	0.30%	1,703
McKesson Corp.	610	1.56%	1,695
Bristol-Myers Squibb Co.	223	0.21%	1,611
Hologic, Inc.*	575	0.54%	1,570
Kroger Co.	1,082	0.52%	1,532
PepsiCo, Inc.	384	0.99%	1,526
Urban Edge Properties	696	0.26%	1,501
Waters Corp.*	96	0.40%	1,473
Alaska Air Group, Inc.	354	0.43%	1,469
General Mills, Inc.	519	0.54%	1,372
PPL Corp.	1,518	0.90%	1,336
Central Garden & Pet Co. — Class A*	524	0.27%	1,334
Archer-Daniels-Midland Co.	1,498	1.15%	1,323
Equity Commonwealth	1,779	1.14%	1,280
Hormel Foods Corp.	561	0.46%	1,258
OGE Energy Corp.	502	0.43%	1,245
Apartment Investment & Management Co. — Class A	1,164	1.14%	1,218
Brinker International, Inc.	437	0.35%	1,205
Eli Lilly & Co.	284	0.60%	1,204
Walmart, Inc.	103	0.23%	1,106
Renewable Energy Group, Inc.*	1,069	0.30%	1,085
Autoliv, Inc.	170	0.25%	990
Lamb Weston Holdings, Inc.	238	0.32%	970
Parker-Hannifin Corp.	71	0.24%	961
Avista Corp.	462	0.42%	954
PBF Energy, Inc. — Class A	911	0.46%	902
Northern Trust Corp.	215	0.38%	868
Ingredion, Inc.	569	0.87%	859
Merck & Company, Inc.	715	1.13%	858
Vishay Intertechnology, Inc.	773	0.25%	835
Targa Resources Corp.	465	0.35%	786
Walgreens Boots Alliance, Inc.	354	0.37%	713
Delek US Holdings, Inc.	936	0.64%	655
Coca-Cola Co.	227	0.23%	641
Humana, Inc.	48	0.23%	598
Public Service Enterprise Group, Inc.	370	0.43%	581
TEGNA, Inc.	933	0.27%	569
Westlake Chemical Corp.	173	0.21%	516
Pinnacle West Capital Corp.	543	0.99%	442

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Hill-Rom Holdings, Inc.	292	0.58%	$441
Bank of America Corp.	414	0.23%	385
Biogen, Inc.*	100	0.44%	374
Abbott Laboratories	141	0.22%	360
Mondelez International, Inc. — Class A	227	0.24%	302
Thermo Fisher Scientific, Inc.	118	0.64%	178
Danaher Corp.	68	0.18%	132
Colgate-Palmolive Co.	514	0.71%	119
Berkshire Hathaway, Inc. — Class B*	56	0.22%	78
Textron, Inc.	241	0.22%	72
PACCAR, Inc.	247	0.32%	54
Post Holdings, Inc.*	222	0.44%	51
Oracle Corp.	406	0.42%	14
AMERCO	67	0.49%	2
Facebook, Inc. — Class A*	172	0.57%	(3)
State Street Corp.	209	0.23%	(15)
Avnet, Inc.	350	0.29%	(26)
AES Corp.	1,359	0.42%	(54)
Jazz Pharmaceuticals plc*	149	0.36%	(61)
Bank of New York Mellon Corp.	263	0.22%	(76)
Caterpillar, Inc.	116	0.27%	(113)
Expeditors International of Washington, Inc.	169	0.24%	(150)
Summit Hotel Properties, Inc.	1,796	0.39%	(151)
TrueBlue, Inc.*	627	0.25%	(207)
Clorox Co.	73	0.21%	(280)
Cummins, Inc.	207	0.63%	(319)
Starbucks Corp.	129	0.21%	(321)
STERIS plc	107	0.29%	(325)
Citigroup, Inc.	164	0.21%	(381)
Visa, Inc. — Class A	48	0.15%	(383)
Walt Disney Co.	84	0.21%	(400)
MetLife, Inc.	283	0.25%	(423)
International Business Machines Corp.	78	0.21%	(449)
Oshkosh Corp.	189	0.27%	(452)
Darling Ingredients, Inc.*	1,508	0.54%	(467)
Cogent Communications Holdings, Inc.	103	0.11%	(493)
Kinder Morgan, Inc.	2,918	1.13%	(496)
Integer Holdings Corp.*	244	0.35%	(512)
Omnicom Group, Inc.	641	0.94%	(583)
Principal Financial Group, Inc.	230	0.25%	(658)
Comerica, Inc.	170	0.21%	(669)
Exelon Corp.	784	0.71%	(672)
John Wiley & Sons, Inc. — Class A	540	0.44%	(729)
Cal-Maine Foods, Inc.	856	0.64%	(901)
Kraft Heinz Co.	426	0.22%	(982)
Philip Morris International, Inc.	464	0.66%	(1,025)
AmerisourceBergen Corp. — Class A	616	0.95%	(1,041)
ATN International, Inc.	306	0.33%	(1,086)
General Motors Co.	500	0.35%	(1,097)
Host Hotels & Resorts, Inc.	1,245	0.40%	(1,255)
Regeneron Pharmaceuticals, Inc.*	65	0.34%	(1,372)
Chevron Corp.	564	1.25%	(1,449)
Cisco Systems, Inc.	204	0.19%	(1,549)
Kennametal, Inc.	667	0.38%	(1,641)
Union Pacific Corp.	160	0.49%	(1,661)
Domtar Corp.	843	0.57%	(1,694)
ManpowerGroup, Inc.	220	0.35%	(1,824)
JM Smucker Co.	170	0.35%	(2,103)
Gilead Sciences, Inc.	821	0.98%	(2,233)
B&G Foods, Inc.	616	0.22%	(2,389)
BorgWarner, Inc.	634	0.44%	(2,478)
Discovery, Inc. — Class A*	1,152	0.58%	(2,696)
Lear Corp.	150	0.33%	(2,737)
Alexion Pharmaceuticals, Inc.*	154	0.28%	(2,957)
UnitedHealth Group, Inc.	90	0.37%	(2,978)
Johnson & Johnson	310	0.75%	(3,217)
Norfolk Southern Corp.	169	0.57%	(3,263)
Lions Gate Entertainment Corp. — Class A*	3,159	0.55%	(3,440)
AMC Networks, Inc. — Class A*	687	0.63%	(3,730)
Herbalife Nutrition Ltd.*	758	0.54%	(4,048)
JetBlue Airways Corp.*	1,790	0.56%	(4,139)
Exxon Mobil Corp.	992	1.31%	(4,196)
FedEx Corp.	303	0.83%	(4,203)
Innoviva, Inc.*	1,247	0.25%	(4,215)
National Fuel Gas Co.	892	0.78%	(5,379)
CSX Corp.	674	0.88%	(5,795)
Williams Companies, Inc.	1,657	0.75%	(5,915)
H&R Block, Inc.	1,315	0.58%	(6,326)
Meredith Corp.	447	0.31%	(6,414)
Shenandoah Telecommunications Co.	1,023	0.61%	(6,512)
Unit Corp.*	5,843	0.37%	(9,458)
Pfizer, Inc.	1,405	0.95%	(9,470)
Total GS Equity Long Custom Basket			$153,729

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
PTC, Inc.*	1,432	(0.84)%	$29,117
Fortive Corp.	2,145	(1.27)%	23,313
Allegheny Technologies, Inc.*	5,017	(0.88)%	19,703
WR Grace & Co.	2,066	(1.19)%	16,762
International Flavors & Fragrances, Inc.	565	(0.60)%	16,645
Diamondback Energy, Inc.	1,106	(0.86)%	12,752
Autodesk, Inc.*	669	(0.85)%	12,418
Workday, Inc. — Class A*	228	(0.34)%	10,720
Transocean Ltd.*	7,552	(0.29)%	9,525
Wingstop, Inc.	976	(0.74)%	7,203
FireEye, Inc.*	4,725	(0.55)%	7,012
Roper Technologies, Inc.	358	(1.10)%	6,907
ServiceNow, Inc.*	174	(0.38)%	6,869
Guardant Health, Inc.*	454	(0.25)%	6,782
Southern Copper Corp.	2,044	(0.60)%	6,490
Materion Corp.	1,644	(0.87)%	6,338
Schlumberger Ltd.	2,125	(0.63)%	6,126
Linde plc	642	(1.08)%	5,915
Okta, Inc.*	173	(0.15)%	5,897
Everbridge, Inc.*	149	(0.08)%	5,528
Rollins, Inc.	1,540	(0.45)%	5,344
Woodward, Inc.	840	(0.78)%	5,230
Core Laboratories N.V.	1,206	(0.49)%	5,032
Fair Isaac Corp.*	209	(0.55)%	4,839
Hudson Pacific Properties, Inc.	5,861	(1.70)%	4,794
Chegg, Inc.*	334	(0.09)%	4,630
Pegasystems, Inc.	1,567	(0.92)%	4,383
MongoDB, Inc.*	90	(0.09)%	3,976
Sensient Technologies Corp.	802	(0.48)%	3,839
Avalara, Inc.*	313	(0.18)%	3,714
Twilio, Inc. — Class A*	100	(0.10)%	3,704
Wyndham Hotels & Resorts, Inc.	730	(0.33)%	3,447
AptarGroup, Inc.	807	(0.83)%	3,441
Appian Corp.*	530	(0.22)%	3,352
Coupa Software, Inc.*	178	(0.20)%	3,313
Ares Management Corp. — Class A	2,260	(0.52)%	3,236
Trade Desk, Inc. — Class A*	61	(0.10)%	3,091
Zendesk, Inc.*	159	(0.10)%	2,952
Universal Display Corp.	71	(0.10)%	2,822
EPAM Systems, Inc.*	225	(0.35)%	2,730
Planet Fitness, Inc. — Class A*	192	(0.10)%	2,623
Elastic N.V.*	150	(0.11)%	2,575
HubSpot, Inc.*	81	(0.11)%	2,464
Alteryx, Inc. — Class A*	154	(0.14)%	2,334
Advanced Micro Devices, Inc.*	664	(0.17)%	2,271
HEICO Corp.	159	(0.17)%	2,205
Alarm.com Holdings, Inc.*	279	(0.11)%	2,009
MercadoLibre, Inc.*	23	(0.11)%	1,991
People's United Financial, Inc.	3,168	(0.43)%	1,956
VeriSign, Inc.*	68	(0.11)%	1,838
Paycom Software, Inc.*	61	(0.11)%	1,655
Veeva Systems, Inc. — Class A*	85	(0.11)%	1,586
Mastercard, Inc. — Class A	156	(0.37)%	1,569
Qualys, Inc.*	166	(0.11)%	1,568
CNO Financial Group, Inc.	3,879	(0.53)%	1,445
CVB Financial Corp.	2,741	(0.49)%	1,371
MSCI, Inc. — Class A	90	(0.17)%	1,262
Aspen Technology, Inc.*	108	(0.11)%	1,257
Paylocity Holding Corp.*	139	(0.12)%	1,151
Atlassian Corporation plc — Class A*	108	(0.12)%	1,133
Charter Communications, Inc. — Class A*	142	(0.51)%	752
IDEXX Laboratories, Inc.*	51	(0.12)%	723
PROS Holdings, Inc.*	218	(0.11)%	675
First Republic Bank	953	(0.80)%	634
Appfolio, Inc. — Class A*	136	(0.11)%	628
Signature Bank	384	(0.40)%	472
National Oilwell Varco, Inc.	3,879	(0.71)%	458
MarketAxess Holdings, Inc.	59	(0.17)%	383
Blackline, Inc.*	298	(0.12)%	274
Casella Waste Systems, Inc. — Class A*	956	(0.36)%	260
Q2 Holdings, Inc.*	181	(0.12)%	245
California Water Service Group	785	(0.36)%	89
Compass Minerals International, Inc.	1,290	(0.63)%	(4)
BankUnited, Inc.	1,043	(0.30)%	(125)
Intuit, Inc.	52	(0.12)%	(347)
Capitol Federal Financial, Inc.	11,524	(1.37)%	(362)
Copart, Inc.*	476	(0.33)%	(372)
Avery Dennison Corp.	548	(0.54)%	(386)
Exponent, Inc.	1,047	(0.63)%	(390)
Toro Co.	639	(0.41)%	(479)
Synopsys, Inc.*	463	(0.55)%	(513)
Glacier Bancorp, Inc.	1,820	(0.64)%	(563)
Verisk Analytics, Inc. — Class A	378	(0.52)%	(598)
Intuitive Surgical, Inc.*	28	(0.13)%	(616)
Federal Realty Investment Trust	112	(0.13)%	(878)
McDonald's Corp.	143	(0.27)%	(1,045)
Palo Alto Networks, Inc.*	411	(0.72)%	(1,085)
Five9, Inc.*	302	(0.14)%	(1,279)
American Campus Communities, Inc.	1,263	(0.53)%	(1,400)
ANSYS, Inc.*	71	(0.14)%	(1,507)
Bright Horizons Family Solutions, Inc.*	522	(0.69)%	(1,570)
Alexandria Real Estate Equities, Inc.	567	(0.76)%	(1,707)
Healthcare Realty Trust, Inc.	1,442	(0.42)%	(1,752)
CubeSmart	2,191	(0.66)%	(1,829)
CoStar Group, Inc.*	57	(0.29)%	(1,906)
WesBanco, Inc.	1,325	(0.43)%	(2,066)
Columbia Financial, Inc.*	2,916	(0.40)%	(2,457)
Cintas Corp.	84	(0.19)%	(2,859)
Balchem Corp.	1,200	(1.03)%	(2,952)
RealPage, Inc.*	699	(0.38)%	(3,102)
Pebblebrook Hotel Trust	3,538	(0.85)%	(3,119)
Old National Bancorp	5,126	(0.76)%	(3,152)
Douglas Emmett, Inc.	1,618	(0.60)%	(3,155)
Fastenal Co.	1,541	(0.44)%	(3,177)
Tyler Technologies, Inc.*	116	(0.26)%	(3,285)
Liberty Property Trust	3,461	(1.54)%	(3,303)
DocuSign, Inc.*	276	(0.15)%	(3,359)
South Jersey Industries, Inc.	3,718	(1.06)%	(3,376)
Monolithic Power Systems, Inc.	150	(0.20)%	(3,448)
Valley National Bancorp	8,707	(0.82)%	(3,540)
BOK Financial Corp.	1,347	(0.92)%	(3,561)
Pool Corp.	233	(0.41)%	(3,623)
AMETEK, Inc.	1,501	(1.19)%	(3,880)
Kaiser Aluminum Corp.	621	(0.53)%	(4,031)
WEC Energy Group, Inc.	726	(0.60)%	(4,175)
Crown Castle International Corp.	1,304	(1.57)%	(4,196)
American Homes 4 Rent — Class A	3,656	(0.82)%	(4,243)
Atmos Energy Corp.	404	(0.40)%	(4,384)
Essex Property Trust, Inc.	145	(0.41)%	(4,511)
Digital Realty Trust, Inc.	431	(0.48)%	(4,564)
WP Carey, Inc.	937	(0.73)%	(4,591)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Extra Space Storage, Inc.	591	(0.60)%	$(4,637)
American States Water Co.	786	(0.61)%	(4,810)
American Water Works Company, Inc.	765	(0.82)%	(5,110)
American Tower Corp. — Class A	425	(0.81)%	(5,168)
Camden Property Trust	1,088	(1.04)%	(5,960)
Axis Capital Holdings Ltd.	974	(0.56)%	(6,178)
UDR, Inc.	2,543	(1.07)%	(6,593)
Everest Re Group Ltd.	404	(0.93)%	(6,833)
Washington Federal, Inc.	1,795	(0.57)%	(7,072)
Scotts Miracle-Gro Co. — Class A	901	(0.79)%	(7,424)
First Industrial Realty Trust, Inc.	2,502	(0.86)%	(7,647)
Ball Corp.	1,616	(1.02)%	(7,957)
Vulcan Materials Co.	597	(0.78)%	(8,074)
First Financial Bankshares, Inc.	2,171	(0.63)%	(8,145)
NextEra Energy, Inc.	278	(0.56)%	(8,444)
Equity LifeStyle Properties, Inc.	766	(0.89)%	(8,470)
Guidewire Software, Inc.*	1,279	(1.17)%	(8,985)
STORE Capital Corp.	3,045	(0.99)%	(9,226)
RLI Corp.	1,788	(1.44)%	(9,337)
Realty Income Corp.	2,151	(1.43)%	(9,572)
Equity Residential	1,079	(0.81)%	(9,630)
Invitation Homes, Inc.	3,647	(0.93)%	(9,647)
NewMarket Corp.	147	(0.60)%	(9,855)
Proofpoint, Inc.*	626	(0.70)%	(11,660)
RPM International, Inc.	1,651	(0.98)%	(12,448)
Terreno Realty Corp.	3,306	(1.46)%	(12,635)
SBA Communications Corp.	736	(1.54)%	(12,657)
EastGroup Properties, Inc.	1,290	(1.39)%	(13,296)
New York Community Bancorp, Inc.	6,192	(0.67)%	(13,437)
Welltower, Inc.	1,999	(1.57)%	(15,842)
Equinix, Inc.	235	(1.17)%	(16,864)
Martin Marietta Materials, Inc.	425	(1.01)%	(17,191)
Agree Realty Corp.	2,512	(1.59)%	(17,219)
IHS Markit Ltd.*	3,020	(1.75)%	(20,627)
Rexford Industrial Realty, Inc.	4,834	(1.84)%	(21,125)
Sherwin-Williams Co.	250	(1.19)%	(21,467)
TransDigm Group, Inc.	429	(1.93)%	(22,267)
TransUnion	2,112	(1.48)%	(22,610)
Sun Communities, Inc.	1,525	(1.91)%	(29,787)
Total GS Equity Short Custom Basket			$(226,981)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Pilgrim's Pride Corp.*	1,202	0.72%	$12,497
Saia, Inc.*	357	0.63%	11,681
Tyson Foods, Inc. — Class A	539	0.87%	9,435
World Fuel Services Corp.	869	0.65%	8,932
McKesson Corp.	610	1.56%	8,003
Apple, Inc.	205	0.86%	7,278
United Parcel Service, Inc. — Class B	466	1.05%	7,114
Microsoft Corp.	317	0.83%	7,056
CVS Health Corp.	697	0.82%	6,858
FirstEnergy Corp.	1,026	0.93%	6,679
Sysco Corp.	442	0.66%	6,082
Delta Air Lines, Inc.	784	0.85%	5,982
HCP, Inc.	1,447	0.97%	5,962
Medtronic plc	319	0.65%	5,857
PepsiCo, Inc.	384	0.99%	5,841
ONEOK, Inc.	868	1.20%	5,603
Kimberly-Clark Corp.	287	0.76%	5,367
AT&T, Inc.	806	0.57%	5,191
JPMorgan Chase & Co.	274	0.60%	4,749
Hartford Financial Services Group, Inc.	443	0.50%	4,614
Marathon Petroleum Corp.	721	0.82%	4,483
United Airlines Holdings, Inc.*	418	0.69%	4,130
Portland General Electric Co.	898	0.95%	3,843
Zimmer Biomet Holdings, Inc.	333	0.86%	3,803
Ameren Corp.	668	1.00%	3,781
Kansas City Southern	217	0.54%	3,715
Knight-Swift Transportation Holdings, Inc.	739	0.50%	3,636
Old Dominion Freight Line, Inc.	139	0.44%	3,600
J.B. Hunt Transport Services, Inc.	284	0.59%	3,550
Alaska Air Group, Inc.	354	0.43%	3,512
Omnicom Group, Inc.	641	0.94%	3,487
Colgate-Palmolive Co.	514	0.71%	3,261
Baxter International, Inc.	388	0.64%	3,251
Hologic, Inc.*	575	0.54%	3,241
Deluxe Corp.	448	0.41%	3,139
Toll Brothers, Inc.	591	0.46%	3,136
Southwest Airlines Co.	736	0.75%	3,076
Heartland Express, Inc.	1,301	0.52%	3,058
Medical Properties Trust, Inc.	2,891	1.06%	3,050
Marten Transport Ltd.	891	0.35%	2,985
Southern Co.	383	0.44%	2,890
HollyFrontier Corp.	852	0.86%	2,833
Equity Commonwealth	1,779	1.14%	2,740
Procter & Gamble Co.	122	0.28%	2,621
US Foods Holding Corp.*	391	0.30%	2,612
Hill-Rom Holdings, Inc.	292	0.58%	2,583
Skyworks Solutions, Inc.	333	0.49%	2,569
Phillips 66	483	0.93%	2,558
Landstar System, Inc.	327	0.69%	2,526
Agilent Technologies, Inc.	279	0.40%	2,456
Home Depot, Inc.	55	0.24%	2,352
Amgen, Inc.	313	1.14%	2,258
Central Garden & Pet Co. — Class A*	524	0.27%	2,230
Walmart, Inc.	103	0.23%	2,211
Alphabet, Inc. — Class C*	41	0.94%	2,196
News Corp. — Class A	1,331	0.35%	2,143
DR Horton, Inc.	276	0.27%	2,140
Molson Coors Brewing Co. — Class B	1,621	1.74%	2,138
Facebook, Inc. — Class A*	172	0.57%	2,100
Kellogg Co.	252	0.30%	2,045
Apartment Investment & Management Co. — Class A	1,164	1.14%	2,014
Diodes, Inc.*	317	0.24%	1,994
Campbell Soup Co.	335	0.29%	1,918
Kroger Co.	1,082	0.52%	1,914
General Mills, Inc.	519	0.54%	1,875
Kinder Morgan, Inc.	2,918	1.13%	1,838
Bristol-Myers Squibb Co.	223	0.21%	1,712
Walt Disney Co.	84	0.21%	1,683
AMERCO	67	0.49%	1,649
Schneider National, Inc. — Class B	1,526	0.62%	1,619
Echo Global Logistics, Inc.*	848	0.36%	1,533
Eli Lilly & Co.	284	0.60%	1,491
Cummins, Inc.	207	0.63%	1,474
TEGNA, Inc.	933	0.27%	1,418
Allison Transmission Holdings, Inc.	737	0.65%	1,393
Werner Enterprises, Inc.	689	0.46%	1,357
Merck & Company, Inc.	715	1.13%	1,351
Hormel Foods Corp.	561	0.46%	1,316
Cardinal Health, Inc.	800	0.71%	1,315
Becton Dickinson and Co.	172	0.82%	1,266
Avista Corp.	462	0.42%	1,259
OGE Energy Corp.	502	0.43%	1,239
MetLife, Inc.	283	0.25%	1,150
Parker-Hannifin Corp.	71	0.24%	1,129
Autoliv, Inc.	170	0.25%	1,110
JetBlue Airways Corp.*	1,790	0.56%	1,092
Lamb Weston Holdings, Inc.	238	0.32%	1,065
Brinker International, Inc.	437	0.35%	1,012
ManpowerGroup, Inc.	220	0.35%	957
Urban Edge Properties	696	0.26%	940
Thermo Fisher Scientific, Inc.	118	0.64%	919
Public Service Enterprise Group, Inc.	370	0.43%	916
ATN International, Inc.	306	0.34%	783
Mondelez International, Inc. — Class A	227	0.24%	739
Coca-Cola Co.	227	0.23%	723
Abbott Laboratories	141	0.22%	697
Northern Trust Corp.	215	0.38%	676
Avnet, Inc.	350	0.29%	663
PACCAR, Inc.	247	0.32%	541
Oshkosh Corp.	189	0.27%	499
Integer Holdings Corp.*	244	0.35%	451
Pinnacle West Capital Corp.	543	0.99%	414
Oracle Corp.	406	0.42%	400

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Forward Air Corp.	393	0.47%	$341
Berkshire Hathaway, Inc. — Class B*	56	0.22%	336
Summit Hotel Properties, Inc.	1,796	0.39%	333
Bank of America Corp.	414	0.23%	308
Biogen, Inc.*	100	0.44%	287
Clorox Co.	73	0.21%	257
Caterpillar, Inc.	116	0.27%	193
Danaher Corp.	68	0.18%	169
State Street Corp.	209	0.23%	71
John Wiley & Sons, Inc. — Class A	540	0.45%	49
Bank of New York Mellon Corp.	263	0.22%	22
Expeditors International of Washington, Inc.	169	0.24%	(139)
AmerisourceBergen Corp. — Class A	616	0.95%	(141)
Valero Energy Corp.	555	0.89%	(186)
Textron, Inc.	241	0.22%	(198)
Westlake Chemical Corp.	173	0.21%	(225)
Gilead Sciences, Inc.	821	0.98%	(230)
Citigroup, Inc.	164	0.21%	(288)
STERIS plc	107	0.29%	(299)
Verizon Communications, Inc.	1,091	1.24%	(309)
Humana, Inc.	48	0.23%	(327)
Starbucks Corp.	129	0.21%	(330)
Cogent Communications Holdings, Inc.	103	0.11%	(333)
Visa, Inc. — Class A	48	0.15%	(380)
International Business Machines Corp.	78	0.21%	(399)
Principal Financial Group, Inc.	230	0.25%	(445)
Norfolk Southern Corp.	169	0.57%	(466)
Intel Corp.	407	0.39%	(479)
Targa Resources Corp.	465	0.35%	(559)
Post Holdings, Inc.*	222	0.44%	(659)
Delek US Holdings, Inc.	936	0.64%	(693)
Comerica, Inc.	170	0.21%	(701)
Union Pacific Corp.	160	0.49%	(758)
Cisco Systems, Inc.	204	0.19%	(761)
Scholastic Corp.	700	0.50%	(843)
JM Smucker Co.	170	0.35%	(843)
Vishay Intertechnology, Inc.	773	0.25%	(975)
PPL Corp.	1,518	0.90%	(1,088)
Regeneron Pharmaceuticals, Inc.*	65	0.34%	(1,182)
General Motors Co.	500	0.35%	(1,226)
TrueBlue, Inc.*	627	0.25%	(1,241)
Jazz Pharmaceuticals plc*	149	0.36%	(1,363)
Discovery, Inc. — Class A*	1,152	0.58%	(1,412)
Host Hotels & Resorts, Inc.	1,245	0.40%	(1,474)
Exelon Corp.	784	0.71%	(1,617)
Walgreens Boots Alliance, Inc.	354	0.37%	(1,825)
Waters Corp.*	96	0.40%	(1,852)
Kraft Heinz Co.	426	0.22%	(1,900)
B&G Foods, Inc.	616	0.22%	(1,940)
Archer-Daniels-Midland Co.	1,498	1.15%	(2,008)
Lear Corp.	150	0.33%	(2,255)
Chevron Corp.	564	1.25%	(2,358)
AES Corp.	1,359	0.42%	(2,398)
BorgWarner, Inc.	634	0.44%	(2,441)
UnitedHealth Group, Inc.	90	0.37%	(2,688)
CSX Corp.	674	0.88%	(2,840)
Johnson & Johnson	310	0.75%	(2,882)
Cal-Maine Foods, Inc.	856	0.64%	(3,033)
Darling Ingredients, Inc.*	1,508	0.54%	(3,064)
Domtar Corp.	843	0.57%	(3,234)
Kennametal, Inc.	667	0.38%	(3,256)
Innoviva, Inc.*	1,247	0.25%	(3,928)
Alexion Pharmaceuticals, Inc.*	154	0.28%	(4,351)
Philip Morris International, Inc.	464	0.66%	(4,853)
PBF Energy, Inc. — Class A	910	0.46%	(4,923)
AMC Networks, Inc. — Class A*	687	0.63%	(5,219)
Lions Gate Entertainment Corp. — Class A*	3,159	0.55%	(5,609)
H&R Block, Inc.	1,315	0.58%	(5,781)
Ingredion, Inc.	569	0.87%	(5,856)
Williams Companies, Inc.	1,657	0.75%	(6,369)
Renewable Energy Group, Inc.*	1,069	0.30%	(7,793)
Pfizer, Inc.	1,405	0.95%	(8,556)
FedEx Corp.	303	0.83%	(8,731)
Meredith Corp.	447	0.31%	(9,112)
Exxon Mobil Corp.	992	1.31%	(9,244)
Herbalife Nutrition Ltd.*	758	0.54%	(9,248)
National Fuel Gas Co.	892	0.79%	(11,917)
Shenandoah Telecommunications Co.	1,023	0.61%	(14,039)
Unit Corp.*	5,842	0.37%	(14,048)
Total MS Equity Long Custom Basket			$110,469

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
PTC, Inc.*	1,432	(0.81)%	$31,166
Fortive Corp.	2,145	(1.23)%	26,952
Core Laboratories N.V.	1,206	(0.47)%	23,537
Allegheny Technologies, Inc.*	5,017	(0.85)%	23,497
Diamondback Energy, Inc.	1,106	(0.83)%	20,031
WR Grace & Co.	2,066	(1.15)%	19,876
National Oilwell Varco, Inc.	3,879	(0.69)%	17,822
Autodesk, Inc.*	669	(0.82)%	16,363
Palo Alto Networks, Inc.*	411	(0.70)%	14,640
FireEye, Inc.*	4,725	(0.53)%	12,347
Transocean Ltd.*	7,552	(0.28)%	10,241
Guardant Health, Inc.*	454	(0.24)%	9,877
Southern Copper Corp.	2,044	(0.58)%	9,668
Schlumberger Ltd.	2,125	(0.61)%	9,465
Workday, Inc. — Class A*	228	(0.32)%	8,940
International Flavors & Fragrances, Inc.	565	(0.58)%	8,555
Roper Technologies, Inc.	358	(1.07)%	6,169
Wingstop, Inc.	976	(0.71)%	6,061
Rollins, Inc.	1,540	(0.44)%	5,309
ServiceNow, Inc.*	174	(0.37)%	5,237
Okta, Inc.*	173	(0.14)%	4,365
Hudson Pacific Properties, Inc.	5,861	(1.60)%	4,348
Appian Corp.*	530	(0.21)%	4,146
Alarm.com Holdings, Inc.*	279	(0.11)%	4,031
Everbridge, Inc.*	149	(0.08)%	3,885
Planet Fitness, Inc. — Class A*	192	(0.09)%	3,353
MongoDB, Inc.*	90	(0.09)%	3,339
Signature Bank	384	(0.38)%	3,329
Fair Isaac Corp.*	209	(0.53)%	3,148
Ares Management Corp. — Class A	2,260	(0.51)%	2,917
EPAM Systems, Inc.*	225	(0.34)%	2,844
Twilio, Inc. — Class A*	100	(0.09)%	2,744
WesBanco, Inc.	1,325	(0.41)%	2,597
Chegg, Inc.*	334	(0.08)%	2,488
Trade Desk, Inc. — Class A*	61	(0.10)%	2,469
People's United Financial, Inc.	3,168	(0.41)%	2,360
Zendesk, Inc.*	159	(0.10)%	2,336
Kaiser Aluminum Corp.	621	(0.51)%	2,195
First Republic Bank	953	(0.77)%	2,077
Qualys, Inc.*	166	(0.10)%	1,960
MSCI, Inc. — Class A	90	(0.16)%	1,951
CNO Financial Group, Inc.	3,879	(0.51)%	1,900
HEICO Corp.	159	(0.17)%	1,852
HubSpot, Inc.*	81	(0.10)%	1,603
PROS Holdings, Inc.*	218	(0.11)%	1,567
Mastercard, Inc. — Class A	156	(0.35)%	1,548
Blackline, Inc.*	298	(0.12)%	1,519
MercadoLibre, Inc.*	23	(0.11)%	1,479
VeriSign, Inc.*	68	(0.11)%	1,425
Avalara, Inc.*	313	(0.18)%	1,404
Coupa Software, Inc.*	178	(0.19)%	1,081
IDEXX Laboratories, Inc.*	51	(0.12)%	887
Universal Display Corp.	71	(0.10)%	849
Appfolio, Inc. — Class A*	136	(0.11)%	843
Alteryx, Inc. — Class A*	154	(0.14)%	790
Intuit, Inc.	52	(0.12)%	741
Paycom Software, Inc.*	61	(0.11)%	732
Charter Communications, Inc. — Class A*	142	(0.49)%	647
CVB Financial Corp.	2,741	(0.48)%	521
Veeva Systems, Inc. — Class A*	85	(0.11)%	510
Casella Waste Systems, Inc. — Class A*	956	(0.34)%	202
Atlassian Corporation plc — Class A*	108	(0.11)%	164
Livent Corp.*	1	0.00%	3
California Water Service Group	785	(0.35)%	(1)
Aspen Technology, Inc.*	108	(0.11)%	(196)
Intuitive Surgical, Inc.*	28	(0.13)%	(228)
BOK Financial Corp.	1,347	(0.89)%	(261)
BankUnited, Inc.	1,043	(0.29)%	(284)
Copart, Inc.*	476	(0.32)%	(366)
Exponent, Inc.	1,047	(0.61)%	(527)
Toro Co.	639	(0.39)%	(555)
Paylocity Holding Corp.*	139	(0.11)%	(568)
Verisk Analytics, Inc. — Class A	378	(0.50)%	(644)
Wyndham Hotels & Resorts, Inc.	730	(0.32)%	(664)
Advanced Micro Devices, Inc.*	664	(0.16)%	(667)
Q2 Holdings, Inc.*	181	(0.12)%	(676)
ANSYS, Inc.*	71	(0.13)%	(684)
Synopsys, Inc.*	463	(0.53)%	(699)
Sensient Technologies Corp.	802	(0.46)%	(779)
Columbia Financial, Inc.*	2,916	(0.38)%	(836)
American Campus Communities, Inc.	1,263	(0.51)%	(840)
Federal Realty Investment Trust	112	(0.13)%	(944)
Avery Dennison Corp.	548	(0.52)%	(977)
Elastic N.V.*	150	(0.10)%	(1,070)
McDonald's Corp.	143	(0.26)%	(1,246)
RealPage, Inc.*	699	(0.37)%	(1,463)
Healthcare Realty Trust, Inc.	1,442	(0.40)%	(1,633)
Linde plc	642	(1.04)%	(1,667)
Five9, Inc.*	302	(0.14)%	(1,682)
CoStar Group, Inc.*	57	(0.28)%	(1,713)
Glacier Bancorp, Inc.	1,820	(0.61)%	(1,748)
DocuSign, Inc.*	276	(0.14)%	(2,037)
South Jersey Industries, Inc.	3,718	(1.02)%	(2,169)
Fastenal Co.	1,541	(0.42)%	(2,995)
Monolithic Power Systems, Inc.	150	(0.19)%	(3,010)
Cintas Corp.	84	(0.19)%	(3,185)
Douglas Emmett, Inc.	1,618	(0.58)%	(3,301)
Tyler Technologies, Inc.*	116	(0.25)%	(3,355)
MarketAxess Holdings, Inc.	59	(0.16)%	(3,748)
Pebblebrook Hotel Trust	3,538	(0.82)%	(4,097)
Compass Minerals International, Inc.	1,290	(0.61)%	(4,099)
Atmos Energy Corp.	404	(0.38)%	(4,266)
Liberty Property Trust	2,876	(1.23)%	(4,266)
WEC Energy Group, Inc.	726	(0.58)%	(4,279)
AMETEK, Inc.	1,501	(1.15)%	(4,379)
Old National Bancorp	5,126	(0.74)%	(4,443)
Pegasystems, Inc.	1,567	(0.89)%	(4,452)
Essex Property Trust, Inc.	145	(0.40)%	(4,663)
Digital Realty Trust, Inc.	431	(0.47)%	(4,743)
Bright Horizons Family Solutions, Inc.*	522	(0.66)%	(4,950)
American States Water Co.	786	(0.59)%	(4,998)
Capitol Federal Financial, Inc.	11,524	(1.33)%	(5,371)
New York Community Bancorp, Inc.	6,192	(0.65)%	(5,511)
CubeSmart	2,191	(0.64)%	(5,784)
NewMarket Corp.	147	(0.58)%	(5,906)
Materion Corp.	1,644	(0.84)%	(6,003)
Alexandria Real Estate Equities, Inc.	567	(0.73)%	(6,186)
Proofpoint, Inc.*	626	(0.67)%	(6,354)
Axis Capital Holdings Ltd.	974	(0.54)%	(6,604)
Realty Income Corp.	2,151	(1.38)%	(6,948)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
WP Carey, Inc.	937	(0.70)%	$(7,544)
UDR, Inc.	2,543	(1.03)%	(7,904)
Balchem Corp.	1,200	(0.99)%	(8,193)
AptarGroup, Inc.	807	(0.80)%	(8,237)
American Tower Corp. — Class A	425	(0.78)%	(8,631)
Extra Space Storage, Inc.	591	(0.58)%	(8,663)
Pool Corp.	233	(0.39)%	(8,970)
American Water Works Company, Inc.	765	(0.79)%	(9,001)
Camden Property Trust	1,088	(1.01)%	(9,065)
Agree Realty Corp.	2,512	(1.53)%	(9,074)
Valley National Bancorp	8,703	(0.79)%	(9,187)
Equity Residential	1,079	(0.78)%	(9,845)
STORE Capital Corp.	3,045	(0.95)%	(10,198)
NextEra Energy, Inc.	278	(0.54)%	(10,314)
Woodward, Inc.	840	(0.76)%	(10,487)
First Financial Bankshares, Inc.	2,171	(0.60)%	(10,553)
First Industrial Realty Trust, Inc.	2,502	(0.83)%	(10,584)
American Homes 4 Rent — Class A	3,656	(0.79)%	(11,261)
RPM International, Inc.	1,651	(0.95)%	(11,509)
Guidewire Software, Inc.*	1,279	(1.12)%	(11,947)
Vulcan Materials Co.	597	(0.75)%	(13,130)
Washington Federal, Inc.	1,795	(0.55)%	(13,350)
Equity LifeStyle Properties, Inc.	766	(0.85)%	(14,358)
Crown Castle International Corp.	1,304	(1.51)%	(15,831)
Dominion Energy, Inc.	3,974	(2.69)%	(16,092)
EastGroup Properties, Inc.	1,290	(1.35)%	(16,485)
Ball Corp.	1,616	(0.98)%	(16,921)
Welltower, Inc.	1,999	(1.51)%	(18,510)
Invitation Homes, Inc.	3,647	(0.90)%	(18,918)
Everest Re Group Ltd.	404	(0.90)%	(19,278)
Scotts Miracle-Gro Co. — Class A	901	(0.77)%	(19,989)
IHS Markit Ltd.*	3,020	(1.69)%	(22,603)
Americold Realty Trust	3,517	(1.09)%	(23,529)
Martin Marietta Materials, Inc.	425	(0.97)%	(23,869)
SBA Communications Corp.	736	(1.48)%	(23,974)
Sherwin-Williams Co.	250	(1.15)%	(26,680)
Terreno Realty Corp.	3,306	(1.41)%	(27,620)
Equinix, Inc.	235	(1.13)%	(28,878)
TransDigm Group, Inc.	429	(1.86)%	(29,263)
TransUnion	2,112	(1.43)%	(30,092)
RLI Corp.	1,788	(1.39)%	(32,518)
Rexford Industrial Realty, Inc.	4,834	(1.78)%	(37,668)
Sun Communities, Inc.	1,525	(1.89)%	(44,254)
Total MS Equity Short Custom Basket			$(509,795)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at September 30, 2019.
[2]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[3]	Rate indicated is the 7-day yield as of September 30, 2019.
[4]	Securities lending collateral — See Note 5.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,002,374	$—	$—	$28,002,374
Money Market Fund	636,345	—	—	636,345
Securities Lending Collateral	169,156	—	—	169,156
Custom Basket Swap Agreements**	—	264,198	—	264,198
Total Assets	$28,807,875	$264,198	$—	$29,072,073

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements**	$—	$736,776	$—	$736,776

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 10.1%
Financial - 2.8%
Alleghany Corp.*	4	$3,191
Camden Property Trust REIT	27	2,997
WR Berkley Corp.	40	2,889
Reinsurance Group of America, Inc. — Class A	17	2,718
National Retail Properties, Inc. REIT	48	2,707
Omega Healthcare Investors, Inc. REIT	60	2,507
CyrusOne, Inc. REIT	31	2,452
Medical Properties Trust, Inc. REIT	124	2,425
Brown & Brown, Inc.	65	2,344
RenaissanceRe Holdings Ltd.	12	2,321
American Financial Group, Inc.	21	2,265
Liberty Property Trust REIT	44	2,259
SEI Investments Co.	35	2,074
Kilroy Realty Corp. REIT	26	2,025
Douglas Emmett, Inc. REIT	46	1,970
Lamar Advertising Co. — Class A REIT	24	1,966
Jones Lang LaSalle, Inc.	14	1,947
Old Republic International Corp.	79	1,862
First American Financial Corp.	31	1,829
American Campus Communities, Inc. REIT	38	1,827
Signature Bank	15	1,788
East West Bancorp, Inc.	40	1,772
Brixmor Property Group, Inc. REIT	82	1,664
Park Hotels & Resorts, Inc. REIT	66	1,648
Commerce Bancshares, Inc.	27	1,638
New York Community Bancorp, Inc.	129	1,619
EPR Properties REIT	21	1,614
TCF Financial Corp.	42	1,599
Cousins Properties, Inc. REIT	41	1,541
Synovus Financial Corp.	43	1,538
Primerica, Inc.	12	1,527
Hanover Insurance Group, Inc.	11	1,491
Cullen/Frost Bankers, Inc.	16	1,417
First Horizon National Corp.	87	1,409
Eaton Vance Corp.	31	1,393
First Industrial Realty Trust, Inc. REIT	35	1,385
Life Storage, Inc. REIT	13	1,370
Prosperity Bancshares, Inc.	19	1,342
Kemper Corp.	17	1,325
Highwoods Properties, Inc. REIT	29	1,303
JBG SMITH Properties REIT	33	1,294
Jefferies Financial Group, Inc.	70	1,288
First Financial Bankshares, Inc.	38	1,267
Brighthouse Financial, Inc.*	31	1,255
EastGroup Properties, Inc. REIT	10	1,250
Webster Financial Corp.	26	1,219
CoreSite Realty Corp. REIT	10	1,219
Healthcare Realty Trust, Inc. REIT	36	1,206
Selective Insurance Group, Inc.	16	1,203
PacWest Bancorp	33	1,199
Spirit Realty Capital, Inc. REIT	25	1,197
Sabra Health Care REIT, Inc.	52	1,194
Service Properties Trust REIT	46	1,186
Sterling Bancorp	57	1,143
Pinnacle Financial Partners, Inc.	20	1,135
Interactive Brokers Group, Inc. — Class A	21	1,130
PS Business Parks, Inc. REIT	6	1,092
Stifel Financial Corp.	19	1,090
United Bankshares, Inc.	28	1,060
SLM Corp.	118	1,041
FNB Corp.	90	1,038
Wintrust Financial Corp.	16	1,034
Rayonier, Inc. REIT	36	1,015
Umpqua Holdings Corp.	61	1,004
Pebblebrook Hotel Trust REIT	36	1,002
Valley National Bancorp	92	1,000
Janus Henderson Group plc	44	988
Weingarten Realty Investors REIT	33	961
Hancock Whitney Corp.	25	957
Bank of Hawaii Corp.	11	945
Corporate Office Properties Trust REIT	31	923
Associated Banc-Corp.	45	911
Bank OZK	33	900
Evercore, Inc. — Class A	11	881
Legg Mason, Inc.	23	878
Federated Investors, Inc. — Class B	27	875
Washington Federal, Inc.	22	814
Home BancShares, Inc.	43	808
PotlatchDeltic Corp. REIT	19	781
UMB Financial Corp.	12	775
BancorpSouth Bank	26	770
Texas Capital Bancshares, Inc.*	14	765
Fulton Financial Corp.	46	744
Cathay General Bancorp	21	729
Navient Corp.	56	717
Taubman Centers, Inc. REIT	17	694
CNO Financial Group, Inc.	43	681
Urban Edge Properties REIT	32	633
LendingTree, Inc.*	2	621
International Bancshares Corp.	16	618
Trustmark Corp.	18	614
Genworth Financial, Inc. — Class A*	139	612
Senior Housing Properties Trust REIT	66	611
Deluxe Corp.	12	590
GEO Group, Inc. REIT	34	590
CoreCivic, Inc. REIT	33	570
Mack-Cali Realty Corp. REIT	25	542
Alexander & Baldwin, Inc. REIT	19	466
Mercury General Corp.	8	447
Uniti Group, Inc. REIT	53	412
Tanger Factory Outlet Centers, Inc. REIT	26	402
Total Financial		131,944

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 10.1% (continued)
Industrial - 2.0%
Teledyne Technologies, Inc.*	10	$3,220
Old Dominion Freight Line, Inc.	18	3,059
Trimble, Inc.*	70	2,717
Lennox International, Inc.	10	2,430
Carlisle Companies, Inc.	16	2,329
Cognex Corp.	47	2,309
AptarGroup, Inc.	18	2,132
Graco, Inc.	46	2,118
Nordson Corp.	14	2,048
Universal Display Corp.	12	2,015
Hubbell, Inc.	15	1,971
Gentex Corp.	71	1,955
Owens Corning	30	1,896
XPO Logistics, Inc.*	26	1,861
Donaldson Company, Inc.	35	1,823
Genesee & Wyoming, Inc. — Class A*	16	1,768
Woodward, Inc.	16	1,725
Arrow Electronics, Inc.*	23	1,715
AECOM*	44	1,653
Sonoco Products Co.	28	1,630
Curtiss-Wright Corp.	12	1,552
MDU Resources Group, Inc.	55	1,550
Acuity Brands, Inc.	11	1,483
Lincoln Electric Holdings, Inc.	17	1,475
ITT, Inc.	24	1,469
Trex Company, Inc.*	16	1,455
Oshkosh Corp.	19	1,440
Kirby Corp.*	17	1,397
Jabil, Inc.	39	1,395
National Instruments Corp.	33	1,386
EMCOR Group, Inc.	16	1,378
AGCO Corp.	18	1,362
Tetra Tech, Inc.	15	1,301
Avnet, Inc.	29	1,290
Stericycle, Inc.*	25	1,273
SYNNEX Corp.	11	1,242
Littelfuse, Inc.	7	1,241
Landstar System, Inc.	11	1,238
Knight-Swift Transportation Holdings, Inc.	34	1,234
Crane Co.	14	1,129
MasTec, Inc.*	17	1,104
MSA Safety, Inc.	10	1,091
Clean Harbors, Inc.*	14	1,081
Eagle Materials, Inc.	12	1,080
Coherent, Inc.*	7	1,076
Tech Data Corp.*	10	1,042
KBR, Inc.	39	957
nVent Electric plc	43	948
Axon Enterprise, Inc.*	16	908
Regal Beloit Corp.	12	874
II-VI, Inc.*	24	845
Louisiana-Pacific Corp.	34	836
Valmont Industries, Inc.	6	831
Timken Co.	19	827
EnerSys	12	791
Energizer Holdings, Inc.	18	784
Ryder System, Inc.	15	777
GATX Corp.	10	775
Fluor Corp.	39	746
Kennametal, Inc.	23	707
Colfax Corp.*	23	669
Silgan Holdings, Inc.	22	661
Vishay Intertechnology, Inc.	37	627
Belden, Inc.	11	587
Trinity Industries, Inc.	28	551
Terex Corp.	18	468
Dycom Industries, Inc.*	9	459
Owens-Illinois, Inc.	43	441
Werner Enterprises, Inc.	12	424
Granite Construction, Inc.	13	418
Worthington Industries, Inc.	10	360
Greif, Inc. — Class A	7	265
Total Industrial		93,674
Consumer, Non-cyclical - 1.5%
STERIS plc	23	3,323
West Pharmaceutical Services, Inc.	20	2,836
WEX, Inc.*	12	2,425
Service Corporation International	50	2,391
Bio-Techne Corp.	11	2,152
Masimo Corp.*	14	2,083
Post Holdings, Inc.*	19	2,011
Bio-Rad Laboratories, Inc. — Class A*	6	1,996
Catalent, Inc.*	40	1,906
Hill-Rom Holdings, Inc.	18	1,894
Molina Healthcare, Inc.*	17	1,865
Charles River Laboratories International, Inc.*	14	1,853
Haemonetics Corp.*	14	1,766
Encompass Health Corp.	27	1,709
Sabre Corp.	76	1,702
PRA Health Sciences, Inc.*	17	1,687
Chemed Corp.	4	1,670
Exelixis, Inc.*	84	1,486
Ingredion, Inc.	18	1,471
ManpowerGroup, Inc.	17	1,432
Flowers Foods, Inc.	53	1,226
Aaron's, Inc.	19	1,221
Penumbra, Inc.*,1	9	1,211
Integra LifeSciences Holdings Corp.*	20	1,202
Amedisys, Inc.*	9	1,179
Brink's Co.	14	1,161
HealthEquity, Inc.*	20	1,143
Helen of Troy Ltd.*	7	1,104
Boston Beer Company, Inc. — Class A*	3	1,092
Insperity, Inc.	11	1,085
Globus Medical, Inc. — Class A*	21	1,074
CoreLogic, Inc.*	22	1,018
Repligen Corp.*	13	997
LivaNova plc*	13	959
United Therapeutics Corp.*	12	957
ASGN, Inc.*	15	943
Syneos Health, Inc.*	17	905
NuVasive, Inc.*	14	887
TreeHouse Foods, Inc.*	16	887
LiveRamp Holdings, Inc.*	19	816

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 10.1% (continued)
Consumer, Non-cyclical - 1.5% (continued)
ICU Medical, Inc.*	5	$798
Acadia Healthcare Company, Inc.*	25	777
Sanderson Farms, Inc.	5	757
Cantel Medical Corp.	10	748
Lancaster Colony Corp.	5	693
Graham Holdings Co. — Class B	1	663
Tenet Healthcare Corp.*	29	642
Sprouts Farmers Market, Inc.*	33	638
Adtalem Global Education, Inc.*	15	571
MEDNAX, Inc.*	23	520
Sotheby's*	9	513
Healthcare Services Group, Inc.	21	510
Ligand Pharmaceuticals, Inc. — Class B*	5	498
WW International, Inc.*	13	492
Edgewell Personal Care Co.*	15	487
Avanos Medical, Inc.*	13	487
Prestige Consumer Healthcare, Inc.*	14	486
Hain Celestial Group, Inc.*	22	472
Avis Budget Group, Inc.*	16	452
Pilgrim's Pride Corp.*	14	449
Patterson Companies, Inc.	24	428
Green Dot Corp. — Class A*	13	328
Tootsie Roll Industries, Inc.	5	186
Spectrum Brands Holdings, Inc.	2	92
Total Consumer, Non-cyclical		73,412
Consumer, Cyclical - 1.3%
Domino's Pizza, Inc.	11	2,690
Live Nation Entertainment, Inc.*	38	2,521
Pool Corp.	11	2,219
Toro Co.	30	2,199
Five Below, Inc.*	15	1,891
Dunkin' Brands Group, Inc.	23	1,825
Caesars Entertainment Corp.*	154	1,796
Casey's General Stores, Inc.	10	1,612
Watsco, Inc.	9	1,523
Williams-Sonoma, Inc.	22	1,496
Toll Brothers, Inc.	36	1,478
Polaris, Inc.	16	1,408
Wyndham Hotels & Resorts, Inc.	27	1,397
Skechers U.S.A., Inc. — Class A*	37	1,382
JetBlue Airways Corp.*	82	1,374
Foot Locker, Inc.	30	1,295
Brunswick Corp.	24	1,251
Churchill Downs, Inc.	10	1,235
Wyndham Destinations, Inc.	26	1,196
Deckers Outdoor Corp.*	8	1,179
Cinemark Holdings, Inc.	30	1,159
Marriott Vacations Worldwide Corp.	11	1,140
Cracker Barrel Old Country Store, Inc.	7	1,139
Scotts Miracle-Gro Co. — Class A	11	1,120
Six Flags Entertainment Corp.	22	1,117
FirstCash, Inc.	12	1,100
Carter's, Inc.	12	1,094
Mattel, Inc.*,1	96	1,093
Wendy's Co.	51	1,019
Tempur Sealy International, Inc.*	13	1,004
Texas Roadhouse, Inc. — Class A	18	945
Goodyear Tire & Rubber Co.	64	922
KAR Auction Services, Inc.	37	908
Ollie's Bargain Outlet Holdings, Inc.*	15	880
MSC Industrial Direct Company, Inc. — Class A	12	870
Thor Industries, Inc.	15	850
KB Home	24	816
AutoNation, Inc.*	16	811
Herman Miller, Inc.	16	737
Dick's Sporting Goods, Inc.	18	735
World Fuel Services Corp.	18	719
Eldorado Resorts, Inc.*,1	18	718
American Eagle Outfitters, Inc.	44	714
Visteon Corp.*	8	660
Nu Skin Enterprises, Inc. — Class A	15	638
Jack in the Box, Inc.	7	638
TRI Pointe Group, Inc.*	39	586
Dana, Inc.	40	578
Urban Outfitters, Inc.*	20	562
Penn National Gaming, Inc.*	30	559
Adient plc	24	551
Boyd Gaming Corp.	22	527
Sally Beauty Holdings, Inc.*	33	491
Resideo Technologies, Inc.*	34	488
Cheesecake Factory, Inc.	11	458
Brinker International, Inc.	10	427
HNI Corp.	12	426
Bed Bath & Beyond, Inc.	35	372
Delphi Technologies plc	24	322
International Speedway Corp. — Class A	7	315
Papa John's International, Inc.[1]	6	314
Scientific Games Corp. — Class A*	15	305
Dillard's, Inc. — Class A1	3	198
Total Consumer, Cyclical		63,992
Technology - 0.9%
Zebra Technologies Corp. — Class A*	15	3,095
Tyler Technologies, Inc.*	11	2,888
Teradyne, Inc.	47	2,722
Fair Isaac Corp.*	8	2,428
Cypress Semiconductor Corp.	102	2,381
PTC, Inc.*	29	1,977
Monolithic Power Systems, Inc.	11	1,712
CDK Global, Inc.	34	1,635
CACI International, Inc. — Class A*	7	1,619
Medidata Solutions, Inc.*	17	1,555
Cree, Inc.*	30	1,470
Manhattan Associates, Inc.*	18	1,452
MAXIMUS, Inc.	18	1,391
MKS Instruments, Inc.	15	1,384
Silicon Laboratories, Inc.*	12	1,336
Blackbaud, Inc.	14	1,265

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 10.1% (continued)
Technology - 0.9% (continued)
Science Applications International Corp.	14	$1,223
j2 Global, Inc.	13	1,181
Lumentum Holdings, Inc.*	21	1,125
NCR Corp.*	33	1,041
ACI Worldwide, Inc.*	32	1,002
Perspecta, Inc.	38	992
Teradata Corp.*	32	992
Semtech Corp.*	18	875
Cirrus Logic, Inc.*	16	857
CommVault Systems, Inc.*	12	537
Allscripts Healthcare Solutions, Inc.*	46	505
NetScout Systems, Inc.*	18	415
Synaptics, Inc.*	9	360
Covetrus, Inc.*	27	321
Total Technology		41,736
Basic Materials - 0.5%
RPM International, Inc.	36	2,477
Royal Gold, Inc.	18	2,218
Steel Dynamics, Inc.	61	1,818
Reliance Steel & Aluminum Co.	18	1,794
Versum Materials, Inc.	30	1,588
Ashland Global Holdings, Inc.	17	1,310
Valvoline, Inc.	52	1,146
Ingevity Corp.*	12	1,018
NewMarket Corp.	2	944
Olin Corp.	45	842
Sensient Technologies Corp.	12	824
Cabot Corp.	16	725
Allegheny Technologies, Inc.*	35	709
PolyOne Corp.	21	686
Chemours Co.	45	672
Carpenter Technology Corp.	13	671
Domtar Corp.	17	609
Commercial Metals Co.	33	573
United States Steel Corp.	47	543
Minerals Technologies, Inc.	10	531
Compass Minerals International, Inc.	9	508
Total Basic Materials		22,206
Utilities - 0.5%
UGI Corp.	58	2,916
Aqua America, Inc.	60	2,690
OGE Energy Corp.	55	2,496
IDACORP, Inc.	14	1,577
ONE Gas, Inc.	15	1,442
Hawaiian Electric Industries, Inc.	30	1,368
Southwest Gas Holdings, Inc.	15	1,366
Black Hills Corp.	17	1,304
ALLETE, Inc.	14	1,224
Spire, Inc.	14	1,221
PNM Resources, Inc.	22	1,146
New Jersey Resources Corp.	25	1,130
National Fuel Gas Co.	24	1,126
NorthWestern Corp.	14	1,051
Total Utilities		22,057
Communications - 0.4%
FactSet Research Systems, Inc.	11	2,673
Etsy, Inc.*	33	1,865
Ciena Corp.*	43	1,687
GrubHub, Inc.*	25	1,405
Cable One, Inc.	1	1,255
ViaSat, Inc.*	16	1,205
New York Times Co. — Class A	40	1,139
LogMeIn, Inc.	14	993
TEGNA, Inc.	60	932
World Wrestling Entertainment, Inc. — Class A	13	925
Telephone & Data Systems, Inc.	27	697
Yelp, Inc. — Class A*	18	625
AMC Networks, Inc. — Class A*	12	590
John Wiley & Sons, Inc. — Class A	12	527
InterDigital, Inc.	9	472
Meredith Corp.	11	403
Plantronics, Inc.	9	336
Total Communications		17,729
Energy - 0.2%
WPX Energy, Inc.*	117	1,239
First Solar, Inc.*	21	1,218
Murphy Oil Corp.	43	951
Equitrans Midstream Corp.	56	815
PBF Energy, Inc. — Class A	28	761
Equities Corp.	71	755
Transocean Ltd.*	159	711
Murphy USA, Inc.*	8	682
Apergy Corp.*	21	568
Core Laboratories N.V.	12	559
Antero Midstream Corp.	72	533
Matador Resources Co.*	30	496
Patterson-UTI Energy, Inc.	56	479
Chesapeake Energy Corp.*	312	440
CNX Resources Corp.*	52	378
Oceaneering International, Inc.*	27	366
NOW, Inc.*	30	344
Southwestern Energy Co.*	150	289
Oasis Petroleum, Inc.*	80	277
Total Energy		11,861
Total Common Stocks
(Cost $391,571)		478,611

MUTUAL FUNDS† - 66.3%
Guggenheim Strategy Fund II2	65,454	1,625,230
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	152,999	1,523,868
Total Mutual Funds
(Cost $3,145,849)		3,149,098

	Face Amount
U.S. TREASURY BILLS†† - 5.1%
U.S. Treasury Bills
1.82% due 11/21/19[3]	$245,000	244,377
Total U.S. Treasury Bills
(Cost $244,358)		244,377

FEDERAL AGENCY NOTES†† - 2.6%
Federal Home Loan Bank
2.10% due 09/11/20	125,000	125,004
Total Federal Agency Notes
(Cost $125,000)		125,004

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 2.1%
Federal Home Loan Bank
1.78% due 10/02/19[3]	$100,000	$99,995
Total Federal Agency Discount Notes
(Cost $99,995)		99,995

REPURCHASE AGREEMENTS††,4 - 15.0%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[5]	442,409	442,409
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[5]	142,264	142,264
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[5]	128,038	128,038
Total Repurchase Agreements
(Cost $712,711)		712,711

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[7]	2,490	2,490
Total Securities Lending Collateral
(Cost $2,490)		2,490
Total Investments - 101.3%
(Cost $4,721,974)		$4,812,286
Other Assets & Liabilities, net - (1.3)%		(60,324)
Total Net Assets - 100.0%		$4,751,962

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P MidCap 400 Index	2.26%	At Maturity	10/31/19	1,302	$2,520,787	$(1,941)
Goldman Sachs International	S&P MidCap 400 Index	2.31%	At Maturity	10/28/19	1,645	3,184,562	(2,451)
BNP Paribas	S&P MidCap 400 Index	2.49%	At Maturity	10/29/19	492	952,143	(5,879)
						$6,657,492	$(10,271)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$478,611	$—	$—	$478,611
Mutual Funds	3,149,098	—	—	3,149,098
U.S. Treasury Bills	—	244,377	—	244,377
Federal Agency Notes	—	125,004	—	125,004
Federal Agency Discount Notes	—	99,995	—	99,995
Repurchase Agreements	—	712,711	—	712,711
Securities Lending Collateral	2,490	—	—	2,490
Total Assets	$3,630,199	$1,182,087	$—	$4,812,286

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$10,271	$—	$10,271

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,929,681	$544,214	$(850,000)	$(3,745)	$5,080	$1,625,230	65,454	$39,675
Guggenheim Ultra Short Duration Fund — Institutional Class	1,183,579	1,544,299	(1,205,000)	(924)	1,914	1,523,868	152,999	34,466
	$3,113,260	$2,088,513	$(2,055,000)	$(4,669)	$6,994	$3,149,098		$74,141

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 22.9%
Consumer, Non-cyclical - 6.7%
Celgene Corp.*	5,063	$502,756
WellCare Health Plans, Inc.*,1	1,892	490,350
Spark Therapeutics, Inc.*	4,245	411,680
Navigant Consulting, Inc.	13,766	384,759
Sotheby's*	4,064	231,567
Avedro, Inc.*	6,871	155,972
Cambrex Corp.*	2,565	152,617
Allergan plc	223	37,529
Pacific Biosciences of California, Inc.*,1	6,900	35,604
Total Consumer, Non-cyclical		2,402,834
Industrial - 3.9%
Genesee & Wyoming, Inc. — Class A*,1	3,517	388,664
Advanced Disposal Services, Inc.*,1	11,536	375,727
Milacron Holdings Corp.*,1	14,454	240,948
Wesco Aircraft Holdings, Inc.*	20,562	226,388
II-VI, Inc.*,1	4,090	143,996
Total Industrial		1,375,723
Financial - 3.2%
SunTrust Banks, Inc.[1]	10,240	704,512
LegacyTexas Financial Group, Inc.[1]	8,740	380,452
Genworth Financial, Inc. — Class A*	13,429	59,088
United Financial Bancorp, Inc.	900	12,267
Park Hotels & Resorts, Inc. REIT	68	1,698
Total Financial		1,158,017
Technology - 2.8%
Medidata Solutions, Inc.*,1	4,113	376,340
Cypress Semiconductor Corp.[1]	10,134	236,527
Mellanox Technologies Ltd.*,1	2,152	235,838
Pivotal Software, Inc. — Class A*	10,244	152,840
Total Technology		1,001,545
Communications – 2.0%
Zayo Group Holdings, Inc.*,1	15,728	533,179
Sprint Corp.*,1	13,690	84,468
Acacia Communications, Inc.*,1	1,183	77,368
Total Communications		695,015
Basic Materials - 1.8%
Versum Materials, Inc.	9,258	490,026
OMNOVA Solutions, Inc.*	15,780	158,904
Total Basic Materials		648,930
Consumer, Cyclical - 1.3%
Caesars Entertainment Corp.*,1	26,607	310,238
WABCO Holdings, Inc.*,1	1,172	156,755
Total Consumer, Cyclical		466,993
Energy - 0.8%
SRC Energy, Inc.*	33,320	155,271
Carrizo Oil & Gas, Inc.*	16,387	140,683
Total Energy		295,954
Utilities - 0.4%
El Paso Electric Co.[1]	2,348	157,504
Total Common Stocks
(Cost $8,145,890)		8,202,515

MASTER LIMITED PARTNERSHIPS† - 0.9%
Energy - 0.9%
Buckeye Partners, LP	7,591	311,914
Total Master Limited Partnerships
(Cost $309,279)		311,914

MUTUAL FUNDS† - 37.7%
Guggenheim Variable Insurance Strategy Fund III[2]	155,542	3,854,333
Guggenheim Strategy Fund III[2]	155,208	3,852,262
Guggenheim Strategy Fund II2	129,199	3,208,014
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	255,714	2,546,913
Total Mutual Funds
(Cost $13,540,164)		13,461,522

CLOSED-END FUNDS† - 9.3%
Dividend and Income Fund	8,467	101,181
RMR Real Estate Income Fund	1,783	36,355
GDL Fund	2,771	25,465
Adams Natural Resources Fund, Inc.	1,506	23,840
Boulder Growth & Income Fund, Inc.	2,020	22,624
Morgan Stanley India Investment Fund, Inc.	1,095	20,750
Japan Smaller Capitalization Fund, Inc.	2,335	20,478
BrandywineGLOBAL — Global Income Opportunities Fund, Inc.	1,688	20,425
New Ireland Fund, Inc.	2,386	20,424
Central and Eastern Europe Fund, Inc.	777	20,202
Salient Midstream & MLP Fund	2,559	20,114
General American Investors Company, Inc.	541	19,665
Aberdeen Japan Equity Fund, Inc.	2,634	19,176
Source Capital, Inc.	521	19,024
Herzfeld Caribbean Basin Fund, Inc.	2,930	18,635
Kayne Anderson Midstream/Energy Fund, Inc.	1,689	18,292
Franklin Universal Trust	2,415	18,209
Eagle Growth & Income Opportunities Fund	1,137	18,124
Nuveen Global High Income Fund	1,157	18,003
Aberdeen Asia-Pacific Income Fund, Inc.	4,259	17,845
PGIM High Yield Bond Fund, Inc.	1,187	17,746
First Trust High Income Long/Short Fund	1,161	17,601
Korea Fund, Inc.	641	17,583
Aberdeen Total Dynamic Dividend Fund	2,096	17,481
PGIM Global High Yield Fund, Inc.	1,216	17,474
Eaton Vance Limited Duration Income Fund	1,396	17,450
CBRE Clarion Global Real Estate Income Fund	2,198	17,386

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
CLOSED-END FUNDS† - 9.3% (continued)
Neuberger Berman MLP & Energy Income Fund, Inc.	2,392	$17,222
Adams Diversified Equity Fund, Inc.	1,085	17,186
Nuveen Senior Income Fund	2,965	17,108
Nuveen New Jersey Quality Municipal Income Fund	1,178	17,046
Aberdeen Global Dynamic Dividend Fund	1,765	17,032
Western Asset Inflation-Linked Opportunities & Income Fund	1,532	16,975
ClearBridge Energy Midstream Opportunity Fund, Inc.	1,951	16,974
DTF Tax-Free Income, Inc.	1,169	16,915
Neuberger Berman New York Municipal Fund, Inc.	1,350	16,889
Western Asset Emerging Markets Debt Fund, Inc.	1,214	16,863
Cushing MLP & Infrastructure Total Return Fund	1,683	16,851
Gabelli Healthcare & WellnessRx Trust	1,617	16,849
Voya Emerging Markets High Income Dividend Equity Fund	2,348	16,835
Nuveen Maryland Quality Municipal Income Fund	1,256	16,768
Nuveen Floating Rate Income Fund	1,724	16,757
Macquarie Global Infrastructure Total Return Fund, Inc.	695	16,736
Delaware Investments Minnesota Municipal Income Fund II, Inc.	1,275	16,709
Templeton Emerging Markets Fund/United States	1,139	16,698
Western Asset Inflation - Linked Securities & Income Fund	1,440	16,690
Morgan Stanley Emerging Markets Debt Fund, Inc.	1,816	16,689
First Trust Energy Infrastructure Fund	1,010	16,675
ClearBridge MLP & Midstream Total Return Fund, Inc.	1,867	16,635
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,524	16,633
Aberdeen Global Premier Properties Fund	2,674	16,632
New Germany Fund, Inc.	1,199	16,618
Delaware Enhanced Global Dividend & Income Fund	1,683	16,594
Royce Value Trust, Inc.	1,203	16,553
Royce Micro-Capital Trust, Inc.	2,058	16,546
Principal Real Estate Income Fund	804	16,538
Swiss Helvetia Fund, Inc.	2,058	16,526
European Equity Fund, Inc.	1,855	16,509
Voya Asia Pacific High Dividend Equity Income Fund	1,946	16,502
Nuveen New Jersey Municipal Value Fund	1,200	16,440
Cushing Renaissance Fund	1,235	16,388
ClearBridge MLP & Midstream Fund, Inc.	1,440	16,387
Brookfield Global Listed Infrastructure Income Fund, Inc.	1,189	16,313
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,334	16,302
Aberdeen Australia Equity Fund, Inc.	3,121	16,292
AllianceBernstein Global High Income Fund, Inc.	1,357	16,270
BlackRock Debt Strategies Fund, Inc.	1,510	16,232
India Fund, Inc.	790	16,219
BlackRock Energy and Resources Trust	1,447	16,206
BlackRock Corporate High Yield Fund, Inc.	1,506	16,190
Nuveen Floating Rate Income Opportunity Fund	1,697	16,189
Voya Infrastructure Industrials and Materials Fund	1,412	16,167
Ivy High Income Opportunities Fund	1,176	16,123
Ares Dynamic Credit Allocation Fund, Inc.	1,082	16,122
Pioneer Diversified High Income Trust	1,110	16,095
Sprott Focus Trust, Inc.[3]	2,390	16,085
BlackRock Resources & Commodities Strategy Trust	2,148	16,067
BlackRock Enhanced Global Dividend Trust	1,539	16,052
Nuveen Real Asset Income and Growth Fund	915	16,022
Tri-Continental Corp.	587	15,996
Aberdeen Emerging Markets Equity Income Fund, Inc.	2,297	15,987
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	1,123	15,980
John Hancock Tax-Advantaged Global Shareholder Yield Fund	2,337	15,962
Nuveen Pennsylvania Quality Municipal Income Fund	1,140	15,960
Eaton Vance Floating-Rate Income Plus Fund	1,049	15,955
Nuveen North Carolina Quality Municipal Income Fund	1,179	15,928
BlackRock MuniYield Pennsylvania Quality Fund	1,117	15,873
Clough Global Opportunities Fund	1,735	15,858
BlackRock Enhanced International Dividend Trust	2,920	15,856
Nuveen Georgia Quality Municipal Income Fund	1,277	15,848
Wells Fargo Income Opportunities Fund	1,920	15,821
Templeton Dragon Fund, Inc.	881	15,779
Eaton Vance New York Municipal Income Trust	1,177	15,772

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
CLOSED-END FUNDS† - 9.3% (continued)
Eaton Vance New York Municipal Bond Fund	1,264	$15,724
First Trust Dynamic Europe Equity Income Fund	1,157	15,700
Nuveen Arizona Quality Municipal Income Fund	1,165	15,681
Western Asset High Income Fund II, Inc.	2,312	15,675
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,581	15,668
Tortoise Pipeline & Energy Fund, Inc.	1,181	15,660
Lazard Global Total Return and Income Fund, Inc.	1,001	15,646
Western Asset Intermediate Muni Fund, Inc.	1,703	15,634
BlackRock New York Municipal Income Trust II	1,090	15,598
BlackRock MuniYield Michigan Quality Fund, Inc.	1,110	15,595
Kayne Anderson MLP/Midstream Investment Co.	1,074	15,530
Nuveen Michigan Quality Municipal Income Fund	1,110	15,496
Nuveen Credit Strategies Income Fund	2,066	15,454
MFS Multimarket Income Trust	2,606	15,401
BlackRock MuniYield New York Quality Fund, Inc.	1,179	15,398
BlackRock MuniYield Quality Fund III, Inc.	1,132	15,361
Credit Suisse Asset Management Income Fund, Inc.	4,876	15,359
Clough Global Equity Fund	1,335	15,353
BlackRock MuniHoldings New York Quality Fund, Inc.	1,128	15,352
BlackRock Limited Duration Income Trust	982	15,349
BlackRock MuniHoldings California Quality Fund, Inc.	1,087	15,348
Madison Covered Call & Equity Strategy Fund	2,396	15,334
LMP Capital and Income Fund, Inc.	1,086	15,323
Nuveen Quality Municipal Income Fund	1,065	15,293
Bancroft Fund Ltd.	646	15,271
Federated Premier Municipal Income Fund	1,076	15,268
MFS Investment Grade Municipal Trust	1,533	15,225
First Trust New Opportunities MLP & Energy Fund	1,630	15,208
First Trust Aberdeen Emerging Opportunity Fund	1,149	15,201
BlackRock MuniHoldings Quality Fund, Inc.	1,188	15,195
Nuveen New York Quality Municipal Income Fund	1,064	15,173
Clough Global Dividend and Income Fund	1,398	15,168
Tekla Healthcare Investors	827	15,167
Nuveen AMT-Free Quality Municipal Income Fund	1,058	15,140
BlackRock Municipal Income Quality Trust	1,069	15,126
Western Asset Global High Income Fund, Inc.	1,522	15,113
Gabelli Dividend & Income Trust	700	15,057
Eaton Vance Short Duration Diversified Income Fund	1,156	15,040
Tekla Healthcare Opportunities Fund	861	15,033
BlackRock MuniYield Quality Fund II, Inc.	1,159	15,032
BlackRock New York Municipal Income Quality Trust	1,094	15,032
Nuveen Multi-Market Income Fund	2,041	15,001
Nuveen Texas Quality Municipal Income Fund	1,080	15,001
AllianceBernstein National Municipal Income Fund, Inc.	1,087	14,979
Western Asset High Income Opportunity Fund, Inc.	2,961	14,953
BNY Mellon High Yield Strategies Fund	4,880	14,933
Neuberger Berman California Municipal Fund, Inc.	1,067	14,927
Eaton Vance California Municipal Bond Fund	1,314	14,888
Nuveen All Capital Energy MLP Opportunities Fund	2,609	14,871
Western Asset High Yield Defined Opportunity Fund, Inc.	978	14,826
Morgan Stanley China A Share Fund, Inc.	724	14,813
Duff & Phelps Global Utility Income Fund, Inc.	932	14,809
BlackRock Enhanced Capital and Income Fund, Inc.	916	14,803
BlackRock MuniHoldings Investment Quality Fund	1,091	14,761
Nuveen Virginia Quality Municipal Income Fund	1,067	14,757
Cushing Energy Income Fund	2,398	14,756
Nuveen Ohio Quality Municipal Income Fund	933	14,723
BlackRock Municipal 2030 Target Term Trust	622	14,717
First Trust Aberdeen Global Opportunity Income Fund	1,393	14,710
BlackRock Credit Allocation Income Trust	1,080	14,710
Wells Fargo Multi-Sector Income Fund	1,191	14,709
BlackRock MuniHoldings Quality Fund II, Inc.	1,151	14,698
BlackRock Multi-Sector Income Trust	856	14,689

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
CLOSED-END FUNDS† - 9.3% (continued)
Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,587	$14,680
Western Asset Municipal Partners Fund, Inc.	958	14,677
DWS Municipal Income Trust	1,261	14,615
AllianzGI Equity & Convertible Income Fund	676	14,595
Pioneer High Income Trust	1,580	14,567
Invesco High Income Trust II	1,017	14,563
Western Asset Global Corporate Defined Opportunity Fund, Inc.	832	14,493
Neuberger Berman High Yield Strategies Fund, Inc.	1,197	14,448
Eaton Vance Tax-Advantaged Global Dividend Income Fund	877	14,435
Eaton Vance Municipal Income Trust	1,120	14,426
BlackRock Core Bond Trust	996	14,392
Eaton Vance Municipal Bond Fund	1,110	14,386
MFS Charter Income Trust	1,731	14,385
BlackRock Enhanced Equity Dividend Trust	1,565	14,367
Virtus Global Multi-Sector Income Fund	1,136	14,314
Mexico Equity & Income Fund, Inc.	1,357	14,273
Gabelli Global Utility & Income Trust	765	14,225
Nuveen Real Estate Income Fund	1,293	14,210
Ellsworth Growth and Income Fund Ltd.	1,354	14,203
Nuveen California AMT-Free Quality Municipal Income Fund	939	14,198
Cohen & Steers REIT and Preferred and Income Fund, Inc.	574	14,126
Liberty All-Star Equity Fund	2,205	14,112
John Hancock Investors Trust	827	14,076
Nuveen Diversified Dividend & Income Fund	1,280	14,042
Templeton Emerging Markets Income Fund	1,546	14,038
Cohen & Steers Global Income Builder, Inc.	1,544	14,035
Brookfield Real Assets Income Fund, Inc.	621	14,028
Nuveen Connecticut Quality Municipal Income Fund	1,045	14,024
Nuveen Energy MLP Total Return Fund	1,619	14,004
Eaton Vance California Municipal Income Trust	1,040	13,978
GAMCO Natural Resources Gold & Income Trust	2,438	13,921
Wells Fargo Global Dividend Opportunity Fund	2,559	13,895
Nuveen Pennsylvania Municipal Value Fund	984	13,815
BNY Mellon Municipal Income, Inc.	1,477	13,810
Goldman Sachs MLP Energy and Renaissance Fund	2,864	13,804
Nuveen Massachusetts Quality Municipal Income Fund	968	13,784
Pioneer Municipal High Income Trust	1,105	13,768
Tortoise Power and Energy Infrastructure Fund, Inc.	762	13,724
Neuberger Berman Real Estate Securities Income Fund, Inc.	2,406	13,642
Voya Global Advantage and Premium Opportunity Fund	1,317	13,618
Delaware Investments National Municipal Income Fund	1,010	13,581
DWS Strategic Municipal Income Trust	1,132	13,493
Nuveen California Quality Municipal Income Fund	899	13,476
Putnam Master Intermediate Income Trust	2,919	13,398
Putnam Municipal Opportunities Trust	1,013	13,240
Voya Global Equity Dividend and Premium Opportunity Fund	2,177	13,062
Advent Convertible and Income	829	12,087
Lazard World Dividend & Income Fund, Inc.	1,043	9,742
Total Closed-End Funds
(Cost $3,080,683)		3,329,231

	Face Amount
U.S. TREASURY BILLS†† - 13.5%
U.S. Treasury Bills
1.90% due 12/05/19[4,5]	$3,400,000	3,389,042
1.93% due 10/29/19[5,6]	1,426,000	1,423,928
Total U.S. Treasury Bills
(Cost $4,812,012)		4,812,970

REPURCHASE AGREEMENTS††,7 - 7.4%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	1,649,858	1,649,858
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	530,539	530,539
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	477,486	477,486
Total Repurchase Agreements
(Cost $2,657,883)		2,657,883

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
SECURITIES LENDING COLLATERAL†,8 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[9]	9,800	$9,800
Total Securities Lending Collateral
(Cost $9,800)		9,800
Total Investments - 91.7%
(Cost $32,555,711)		$32,785,835

COMMON STOCKS SOLD SHORT† - (6.9)%
Consumer, Cyclical - (0.3)%
Eldorado Resorts, Inc.*	2,392	(95,369)
Communications - (0.3)%
T-Mobile US, Inc.*	1,405	(110,672)
Industrial - (0.6)%
Hillenbrand, Inc.	2,330	(71,950)
II-VI, Inc.*	4,227	(148,833)
Total Industrial		(220,783)
Energy - (0.8)%
Callon Petroleum Co.*	33,593	(145,794)
PDC Energy, Inc.*	5,265	(146,104)
Total Energy		(291,898)
Consumer, Non-cyclical - (2.0)%
AbbVie, Inc.	193	(14,614)
Glaukos Corp.*	2,508	(156,775)
Bristol-Myers Squibb Co.	5,063	(256,745)
Centene Corp.*	6,395	(276,648)
Total Consumer, Non-cyclical		(704,782)
Financial - (2.9)%
People's United Financial, Inc.	800	(12,508)
Prosperity Bancshares, Inc.	4,615	(325,957)
BB&T Corp.	13,261	(707,740)
Total Financial		(1,046,205)
Total Common Stocks Sold Short
(Proceeds $2,458,882)		(2,469,709)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (8.8)%
Technology Select Sector SPDR Fund	58	(4,671)
SPDR S&P 500 ETF Trust	17	(5,045)
iShares Core U.S. Aggregate Bond ETF	69	(7,809)
Industrial Select Sector SPDR Fund	148	(11,489)
Invesco QQQ Trust Series 1	106	(20,014)
iShares MSCI South Korea ETF	402	(22,648)
iShares MSCI Taiwan ETF	642	(23,343)
iShares Russell 1000 Value ETF	193	(24,754)
Materials Select Sector SPDR Fund	477	(27,761)
Consumer Discretionary Select Sector SPDR Fund	232	(28,002)
VanEck Vectors Gold Miners ETF	1,159	(30,957)
iShares MSCI Mexico ETF	897	(38,320)
Consumer Staples Select Sector SPDR Fund	690	(42,380)
Health Care Select Sector SPDR Fund	473	(42,632)
iShares Russell 1000 Growth ETF	305	(48,687)
iShares MSCI Emerging Markets ETF	1,329	(54,316)
iShares China Large-Capital ETF	1,424	(56,675)
iShares MSCI Japan ETF	1,070	(60,712)
iShares MSCI EAFE ETF	1,022	(66,645)
iShares 7-10 Year Treasury Bond ETF	604	(67,932)
VanEck Vectors Russia ETF	3,006	(68,567)
iShares MSCI Australia ETF	3,208	(71,378)
iShares MSCI United Kingdom ETF	3,086	(96,993)
Financial Select Sector SPDR Fund	3,845	(107,660)
iShares Russell 2000 Index ETF	848	(128,336)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,085	(138,316)
iShares U.S. Real Estate ETF	1,704	(159,392)
iShares 20+ Year Treasury Bond ETF	1,350	(193,158)
Utilities Select Sector SPDR Fund	3,250	(210,405)
Energy Select Sector SPDR Fund	5,471	(323,883)
iShares TIPS Bond ETF	3,379	(392,944)
SPDR Bloomberg Barclays High Yield Bond ETF	5,178	(563,056)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,180,128)		(3,138,880)
Total Securities Sold Short - (15.7)%
(Proceeds $5,639,010)		$(5,608,589)
Other Assets & Liabilities, net – 24.0%		8,557,788
Total Net Assets - 100.0%		$35,735,034

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	155	Dec 2019	$2,875,250	$31,498
CBOE Volatility Index Futures Contracts	34	Mar 2020	653,820	23,555
CBOE Volatility Index Futures Contracts	18	Oct 2019	313,200	2,727

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased† (continued)
Amsterdam Index Futures Contracts	2	Oct 2019	$253,118	$1,089
FTSE MIB Index Futures Contracts††	2	Dec 2019	240,624	387
Tokyo Stock Price Index Futures Contracts	1	Dec 2019	147,995	222
CAC 40 10 Euro Index Futures Contracts	3	Oct 2019	185,472	46
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2019	155,355	(38)
S&P 500 Index Mini Futures Contracts	1	Dec 2019	148,887	(68)
FTSE 100 Index Futures Contracts	1	Dec 2019	90,667	(133)
Euro STOXX 50 Index Futures Contracts	5	Dec 2019	193,687	(201)
OMX Stockholm 30 Index Futures Contracts	8	Oct 2019	133,744	(1,574)
S&P/TSX 60 IX Index Futures Contracts	3	Dec 2019	451,614	(2,221)
SPI 200 Index Futures Contracts	4	Dec 2019	451,195	(2,649)
			$6,294,628	$52,640

Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	56	Dec 2019	$5,570,136	$39,656
U.S. Treasury Ultra Long Bond Futures Contracts	1	Dec 2019	192,094	2,405
U.S. Treasury Long Bond Futures Contracts	1	Dec 2019	162,406	1,123
Euro - 30 year Bond Futures Contracts	1	Dec 2019	237,222	(1,925)
Euro - OATS Futures Contracts††	22	Dec 2019	4,084,344	(30,553)
			$10,246,202	$10,706

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	3	Dec 2019	$348,581	$(1,631)
British Pound Futures Contracts	13	Dec 2019	1,001,975	(6,086)
Canadian Dollar Futures Contracts	53	Dec 2019	4,004,945	(19,324)
			$5,355,501	$(27,041)

Commodity Futures Contracts Purchased†
Live Cattle Futures Contracts	54	Dec 2019	$2,382,480	$105,014
Gold 100 oz. Futures Contracts	2	Dec 2019	295,920	10,934
Hard Red Winter Wheat Futures Contracts	1	Dec 2019	20,763	509
LME Nickel Futures Contracts	1	Nov 2019	102,660	257
Brent Crude Futures Contracts	1	Oct 2019	59,450	148
Silver Futures Contracts	1	Dec 2019	85,375	(1,663)
Low Sulphur Gas Oil Futures Contracts	1	Nov 2019	58,150	(3,768)
NY Harbor ULSD Futures Contracts	1	Oct 2019	79,850	(4,114)
Cotton #2 Futures Contracts	52	Dec 2019	1,578,720	(12,067)
WTI Crude Futures Contracts	22	Dec 2019	1,185,360	(43,319)
Gasoline RBOB Futures Contracts	19	Nov 2019	1,223,414	(52,637)
Natural Gas Futures Contracts	30	Dec 2019	786,300	(73,697)
			$7,858,442	$(74,403)

Commodity Futures Contracts Sold Short†
Cotton #2 Futures Contracts	77	May 2020	$2,402,015	$89,945
Gasoline RBOB Futures Contracts	20	Dec 2019	1,271,844	57,909
Natural Gas Futures Contracts	13	Oct 2019	302,510	43,907
WTI Crude Futures Contracts	20	Oct 2019	1,086,000	42,224
Natural Gas Futures Contracts	21	Nov 2019	525,630	34,596
Soybean Meal Futures Contracts	9	Dec 2019	270,540	21,083
LME Primary Aluminum Futures Contracts	5	Nov 2019	215,219	6,129
Soybean Futures Contracts	5	Nov 2019	226,062	2,210
Copper Futures Contracts	2	Dec 2019	128,675	1,294
Soybean Oil Futures Contracts	8	Dec 2019	139,632	184
Sugar #11 Futures Contracts	16	Feb 2020	227,226	(363)
LME Zinc Futures Contracts	1	Nov 2019	60,287	(2,434)
Cattle Feeder Futures Contracts	1	Nov 2019	70,825	(4,053)
Hard Red Winter Wheat Futures Contracts	11	May 2020	240,213	(4,725)

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
Coffee 'C' Futures Contracts	4	Dec 2019	$150,975	$(5,325)
Wheat Futures Contracts	6	Dec 2019	148,650	(5,962)
Lean Hogs Futures Contracts	2	Dec 2019	58,000	(6,013)
Cocoa Futures Contracts	3	Dec 2019	73,380	(7,179)
Corn Futures Contracts	9	Dec 2019	174,150	(12,827)
Live Cattle Futures Contracts	61	Feb 2020	2,845,650	(46,548)
			$10,617,483	$204,052

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	51	Dec 2019	$6,428,550	$59,779
Australian Dollar Futures Contracts	18	Dec 2019	1,217,700	19,550
New Zealand Dollar Futures Contracts	6	Dec 2019	376,380	8,607
Euro FX Futures Contracts	5	Dec 2019	685,031	6,875
			$8,707,661	$94,811

Interest Rate Futures Contracts Sold Short†
Euro - Bund Futures Contracts	10	Dec 2019	$1,899,804	$6,760
Canadian Government 10 Year Bond Futures Contracts	12	Dec 2019	1,293,005	3,414
Euro - BTP Italian Government Bond Futures Contracts††	4	Dec 2019	635,587	398
Long Gilt Futures Contracts††	11	Dec 2019	1,817,485	(5,389)
			$5,645,881	$5,183

Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	2	Dec 2019	$152,430	$3,724
CBOE Volatility Index Futures Contracts	8	Jan 2020	151,280	(21)
CBOE Volatility Index Futures Contracts	10	Feb 2020	191,217	(26)
IBEX 35 Index Futures Contracts††	1	Oct 2019	100,621	(821)
CBOE Volatility Index Futures Contracts	153	Nov 2019	2,845,800	(66,959)
			$3,441,348	$(64,103)

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	Morgan Stanley Equity Market Neutral Custom Basket	2.30%	At Maturity	08/31/23	$7,548,890	$1,100,469
Goldman Sachs International	Goldman Sachs Equity Market Neutral Custom Basket	2.28%	At Maturity	05/06/24	6,984,129	444,943
Morgan Stanley Capital Services LLC	Morgan Stanley Long/Short Equity Custom Basket	2.30%	At Maturity	08/31/23	5,527,829	236,889
Goldman Sachs International	Goldman Sachs Long/Short Equity Custom Basket	2.28%	At Maturity	05/06/24	5,527,702	149,679
					$25,588,550	$1,931,980

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized (Depreciation)
OTC Custom Basket Swap Agreements Sold Short ††
Goldman Sachs International	Goldman Sachs Equity Market Neutral Custom Basket	(1.50)%	At Maturity	05/06/24	$7,202,987	$(190,681)
Morgan Stanley Capital Services LLC	Morgan Stanley Long/Short Equity Custom Basket	(1.60)%	At Maturity	08/31/23	4,502,438	(144,214)
Goldman Sachs International	Goldman Sachs Long/Short Equity Custom Basket	(1.63)%	At Maturity	05/06/24	4,330,661	(87,230)
Morgan Stanley Capital Services LLC	Morgan Stanley Equity Market Neutral Custom Basket	(1.49)%	At Maturity	08/31/23	7,202,987	(31,499)
					$23,239,073	$(453,624)

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Americold Realty Trust	15,235	7.49%	$113,939
American Tower Corp. — Class A	1,493	4.38%	108,477
Sun Communities, Inc.	2,306	4.53%	106,153
Invitation Homes, Inc.	12,214	4.79%	92,446
Equinix, Inc.	558	4.26%	82,308
Equity LifeStyle Properties, Inc.	2,413	4.27%	80,794
Equity Residential	3,525	4.03%	80,381
HCP, Inc.	9,211	4.35%	75,074
Crown Castle International Corp.	2,318	4.27%	60,233
American Homes 4 Rent — Class A	9,742	3.34%	52,874
Ventas, Inc.	4,423	4.28%	51,827
Omega Healthcare Investors, Inc.	7,744	4.29%	43,029
InterXion Holding N.V.*	4,507	4.86%	36,593
Rexford Industrial Realty, Inc.	2,786	1.62%	32,788
Terreno Realty Corp.	2,412	1.63%	25,277
Extra Space Storage, Inc.	1,843	2.85%	14,641
Spirit Realty Capital, Inc.	6,400	4.06%	14,328
Hudson Pacific Properties, Inc.	4,342	1.92%	14,014
CareTrust REIT, Inc.	7,705	2.40%	13,332
Cousins Properties, Inc.	6,414	3.19%	10,367
Highwoods Properties, Inc.	4,649	2.77%	9,823
JBG SMITH Properties	3,093	1.61%	5,087
Federal Realty Investment Trust	1,185	2.14%	4,420
Safehold, Inc.	11,395	4.60%	3,571
National Retail Properties, Inc.	4,394	3.28%	2,487
Four Corners Property Trust, Inc.	2,847	1.07%	1,148
GEO Group, Inc.	8,902	2.04%	(889)
Equity Commonwealth	4,733	2.15%	(2,046)
iStar, Inc.	5,781	1.00%	(2,578)
Pebblebrook Hotel Trust	6,866	2.53%	(29,429)
Total MS Equity Market Neutral Long Custom Basket			$1,100,469

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Tanger Factory Outlet Centers, Inc.	9,663	(2.08)%	77,282
Hersha Hospitality Trust	14,953	(3.09)%	40,743
Washington Prime Group, Inc.	23,983	(1.38)%	35,467
Service Properties Trust	7,179	(2.57)%	22,973
Brandywine Realty Trust	15,553	(3.27)%	22,796
SL Green Realty Corp.	2,010	(2.28)%	18,695
Physicians Realty Trust	15,092	(3.72)%	16,868
Xenia Hotels & Resorts, Inc.	12,397	(3.63)%	9,666
Vornado Realty Trust	3,459	(3.06)%	7,702
Hyatt Hotels Corp. — Class A	3,229	(3.30)%	2,031
Public Storage	664	(2.26)%	794
Washington Real Estate Investment Trust	7,144	(2.71)%	220
American Finance Trust, Inc.	11,758	(2.28)%	(1,846)
Marriott International, Inc. — Class A	1,667	(2.88)%	(3,860)
Cushman & Wakefield plc*	8,678	(2.23)%	(4,009)
Marcus & Millichap, Inc.*	4,327	(2.13)%	(6,356)
Apollo Commercial Real Estate Finance, Inc.	13,368	(3.56)%	(7,109)
CBRE Group, Inc. — Class A*	3,035	(2.23)%	(7,298)
iShares U.S. Home Construction ETF	1,896	(1.14)%	(7,735)
Easterly Government Properties, Inc.	7,943	(2.35)%	(7,746)
Monmouth Real Estate Investment Corp.	11,130	(2.23)%	(8,730)
Healthcare Realty Trust, Inc.	6,677	(3.11)%	(9,129)
Piedmont Office Realty Trust, Inc. — Class A	14,351	(4.16)%	(12,937)
Digital Realty Trust, Inc.	1,949	(3.51)%	(18,252)
Kimco Realty Corp.	8,224	(2.38)%	(19,950)
VEREIT, Inc.	27,053	(3.67)%	(25,938)
NexPoint Residential Trust, Inc.	2,989	(1.94)%	(28,279)
Independence Realty Trust, Inc.	9,844	(1.96)%	(36,112)
iShares U.S. Real Estate ETF	6,437	(8.36)%	(36,760)
Vanguard Real Estate ETF	12,765	(16.53)%	(44,690)
Total MS Equity Market Neutral Short Custom Basket			$(31,499)

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

MS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Pilgrim's Pride Corp.*	1,604	0.94%	$21,839
Zimmer Biomet Holdings, Inc.	403	1.01%	14,321
Tyson Foods, Inc. — Class A	514	0.81%	13,357
FirstEnergy Corp.	1,253	1.09%	13,348
ONEOK, Inc.	1,047	1.40%	12,805
Kimberly-Clark Corp.	333	0.86%	12,213
Portland General Electric Co.	1,127	1.15%	11,490
Medical Properties Trust, Inc.	3,449	1.22%	11,364
Pinnacle West Capital Corp.	669	1.17%	11,218
United Parcel Service, Inc. — Class B	510	1.11%	10,951
World Fuel Services Corp.	984	0.71%	10,571
Saia, Inc.*	350	0.59%	10,518
Apartment Investment & Management Co. — Class A	1,439	1.36%	10,060
AT&T, Inc.	1,214	0.83%	10,004
Merck & Company, Inc.	740	1.13%	9,813
Baxter International, Inc.	435	0.69%	9,733
CVS Health Corp.	867	0.99%	8,669
Kinder Morgan, Inc.	3,329	1.24%	7,445
Verizon Communications, Inc.	1,113	1.22%	6,806
McKesson Corp.	562	1.39%	6,773
Omnicom Group, Inc.	751	1.06%	6,744
Marathon Petroleum Corp.	821	0.90%	6,419
Sysco Corp.	484	0.70%	6,418
Kansas City Southern	186	0.45%	6,230
HCP, Inc.	1,613	1.04%	5,976
Equity Commonwealth	2,213	1.37%	5,601
Phillips 66	576	1.07%	5,475
US Foods Holding Corp.*	515	0.38%	5,285
AES Corp.	1,817	0.54%	5,233
Delta Air Lines, Inc.	893	0.93%	5,198
Medtronic plc	297	0.58%	5,187
Deluxe Corp.	598	0.53%	5,092
Cummins, Inc.	248	0.73%	5,029
Hartford Financial Services Group, Inc.	524	0.57%	4,867
AMERCO	97	0.68%	4,816
Post Holdings, Inc.*	311	0.60%	4,551
TEGNA, Inc.	1,128	0.32%	4,522
Ameren Corp.	776	1.12%	4,439
Marten Transport Ltd.	1,128	0.42%	4,428
Knight-Swift Transportation Holdings, Inc.	964	0.63%	4,314
Exelon Corp.	832	0.73%	4,224
Delek US Holdings, Inc.	1,199	0.79%	4,089
Hologic, Inc.*	720	0.66%	4,059
Old Dominion Freight Line, Inc.	166	0.51%	4,032
Bio-Rad Laboratories, Inc. — Class A*	61	0.37%	3,888
Toll Brothers, Inc.	701	0.52%	3,720
Norfolk Southern Corp.	172	0.56%	3,613
Colgate-Palmolive Co.	517	0.69%	3,601
J.B. Hunt Transport Services, Inc.	235	0.47%	3,529
CSX Corp.	583	0.73%	3,494
Southwest Airlines Co.	866	0.85%	3,411
Skyworks Solutions, Inc.	235	0.34%	3,242
Hill-Rom Holdings, Inc.	363	0.69%	3,211
Forward Air Corp.	414	0.48%	3,093
Southern Co.	410	0.46%	3,016
Landstar System, Inc.	406	0.83%	2,965
Heartland Express, Inc.	1,434	0.56%	2,907
Agilent Technologies, Inc.	309	0.43%	2,692
Facebook, Inc. — Class A*	73	0.24%	2,678
General Mills, Inc.	599	0.60%	2,659
Kellogg Co.	324	0.38%	2,630
PepsiCo, Inc.	360	0.89%	2,593
Campbell Soup Co.	449	0.38%	2,571
Diodes, Inc.*	395	0.29%	2,485
JPMorgan Chase & Co.	149	0.32%	2,426
Becton Dickinson and Co.	175	0.80%	2,258
Allison Transmission Holdings, Inc.	978	0.83%	2,232
Alphabet, Inc. — Class C*	12	0.26%	2,117
Amgen, Inc.	354	1.24%	2,098
JM Smucker Co.	233	0.46%	1,960
Werner Enterprises, Inc.	1,022	0.65%	1,951
Echo Global Logistics, Inc.*	1,139	0.47%	1,949
Avista Corp.	673	0.59%	1,834
Alaska Air Group, Inc.	433	0.51%	1,810
Oracle Corp.	252	0.25%	1,780
HollyFrontier Corp.	1,064	1.03%	1,745
Northern Trust Corp.	250	0.42%	1,593
Eli Lilly & Co.	299	0.60%	1,570
Molson Coors Brewing Co. — Class B	1,272	1.32%	1,549
OGE Energy Corp.	623	0.51%	1,538
Hormel Foods Corp.	655	0.52%	1,537
News Corp. — Class A	1,435	0.36%	1,479
Parker-Hannifin Corp.	88	0.29%	1,400
Lamb Weston Holdings, Inc.	310	0.41%	1,387
Chevron Corp.	589	1.26%	1,313
Schneider National, Inc. — Class B	1,660	0.65%	1,277
Brinker International, Inc.	547	0.42%	1,267
Valero Energy Corp.	655	1.01%	1,147
PACCAR, Inc.	212	0.27%	1,115
Oshkosh Corp.	181	0.25%	1,003
Public Service Enterprise Group, Inc.	376	0.42%	930
Philip Morris International, Inc.	476	0.65%	919
Avnet, Inc.	340	0.27%	897
Biogen, Inc.*	110	0.46%	893
JetBlue Airways Corp.*	2,449	0.74%	887
Integer Holdings Corp.*	310	0.42%	858
United Airlines Holdings, Inc.*	480	0.77%	787
PPL Corp.	1,809	1.03%	595
ManpowerGroup, Inc.	272	0.41%	560
AmerisourceBergen Corp. — Class A	398	0.59%	237
Caterpillar, Inc.	108	0.25%	179

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
State Street Corp.	261	0.28%	$88
Bank of New York Mellon Corp.	327	0.27%	27
Central Garden & Pet Co. — Class A*	638	0.32%	(107)
Jazz Pharmaceuticals plc*	197	0.46%	(162)
Thermo Fisher Scientific, Inc.	113	0.60%	(178)
Textron, Inc.	300	0.27%	(312)
Citigroup, Inc.	204	0.25%	(358)
Scholastic Corp.	949	0.65%	(412)
STERIS plc	153	0.40%	(427)
John Wiley & Sons, Inc. — Class A	767	0.61%	(434)
ATN International, Inc.	375	0.40%	(468)
Waters Corp.*	109	0.44%	(470)
Principal Financial Group, Inc.	287	0.30%	(555)
Cheniere Energy, Inc.*	231	0.26%	(727)
Cardinal Health, Inc.	661	0.56%	(785)
Comerica, Inc.	211	0.25%	(870)
Targa Resources Corp.	624	0.45%	(927)
Host Hotels & Resorts, Inc.	1,524	0.48%	(1,059)
Darling Ingredients, Inc.*	1,856	0.64%	(1,116)
Westlake Chemical Corp.	215	0.25%	(1,197)
Regeneron Pharmaceuticals, Inc.*	70	0.35%	(1,273)
Kroger Co.	1,385	0.65%	(1,288)
General Motors Co.	552	0.37%	(1,354)
Union Pacific Corp.	121	0.35%	(1,364)
TrueBlue, Inc.*	872	0.33%	(1,491)
Johnson & Johnson	207	0.48%	(1,715)
Discovery, Inc. — Class A*	1,399	0.67%	(1,718)
Cogent Communications Holdings, Inc.	605	0.60%	(1,957)
Gilead Sciences, Inc.	947	1.09%	(2,195)
Summit Hotel Properties, Inc.	1,991	0.42%	(2,402)
B&G Foods, Inc.	762	0.26%	(2,492)
BorgWarner, Inc.	742	0.49%	(2,857)
Vishay Intertechnology, Inc.	929	0.28%	(3,084)
Kennametal, Inc.	808	0.45%	(3,156)
Domtar Corp.	539	0.35%	(3,360)
Walgreens Boots Alliance, Inc.	357	0.36%	(3,391)
Cal-Maine Foods, Inc.	1,187	0.86%	(3,443)
Alexion Pharmaceuticals, Inc.*	171	0.30%	(4,776)
Kraft Heinz Co.	516	0.26%	(4,828)
PBF Energy, Inc. — Class A	619	0.30%	(5,396)
Lear Corp.	175	0.37%	(5,506)
Williams Companies, Inc.	1,882	0.82%	(5,812)
Herbalife Nutrition Ltd.*	626	0.43%	(5,988)
Innoviva, Inc.*	1,483	0.28%	(6,602)
H&R Block, Inc.	1,567	0.67%	(6,889)
Exxon Mobil Corp.	981	1.25%	(7,272)
AMC Networks, Inc. — Class A*	868	0.77%	(7,279)
Shenandoah Telecommunications Co.	1,217	0.70%	(7,838)
Ingredion, Inc.	776	1.15%	(7,841)
Pfizer, Inc.	1,404	0.91%	(7,848)
National Fuel Gas Co.	1,149	0.98%	(9,893)
Lions Gate Entertainment Corp. — Class A*	2,041	0.34%	(10,179)
Meredith Corp.	515	0.34%	(10,566)
Renewable Energy Group, Inc.*	1,393	0.38%	(11,572)
Archer-Daniels-Midland Co.	1,829	1.36%	(12,894)
FedEx Corp.	371	0.98%	(16,569)
Unit Corp.*	3,652	0.22%	(17,175)
Total MS Long/Short Equity and Long Custom Basket			$236,889

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
National Oilwell Varco, Inc.	1,401	(0.67)%	35,204
Core Laboratories N.V.	543	(0.56)%	20,120
PTC, Inc.*	542	(0.82)%	11,569
Fortive Corp.	783	(1.19)%	10,280
Allegheny Technologies, Inc.*	1,567	(0.70)%	9,542
Diamondback Energy, Inc.	419	(0.84)%	7,738
Southern Copper Corp.	728	(0.55)%	6,944
Autodesk, Inc.*	254	(0.83)%	6,422
Workday, Inc. — Class A*	145	(0.55)%	6,071
Old National Bancorp	2,410	(0.92)%	5,807
Palo Alto Networks, Inc.*	164	(0.74)%	5,495
FireEye, Inc.*	1,774	(0.53)%	5,292
Balchem Corp.	386	(0.85)%	4,566
People's United Financial, Inc.	1,573	(0.55)%	4,522
Schlumberger Ltd.	969	(0.74)%	4,247
WR Grace & Co.	683	(1.01)%	3,975
ServiceNow, Inc.*	109	(0.61)%	3,656
Valley National Bancorp	3,016	(0.73)%	3,559
Compass Minerals International, Inc.	492	(0.62)%	3,457
Guardant Health, Inc.*	160	(0.23)%	3,409
Glacier Bancorp, Inc.	552	(0.50)%	2,877
International Flavors & Fragrances, Inc.	199	(0.54)%	2,869
Amazon.com, Inc.*	11	(0.42)%	2,493
Roper Technologies, Inc.	130	(1.03)%	2,240
Wingstop, Inc.	332	(0.64)%	2,179
Rollins, Inc.	630	(0.48)%	2,172
Sensient Technologies Corp.	250	(0.38)%	2,109
CNO Financial Group, Inc.	1,015	(0.36)%	2,072
Hudson Pacific Properties, Inc.	1,963	(1.46)%	2,002
EPAM Systems, Inc.*	129	(0.52)%	1,631
Okta, Inc.*	59	(0.13)%	1,440
Fair Isaac Corp.*	93	(0.63)%	1,413
CVB Financial Corp.	1,059	(0.49)%	1,380
Appian Corp.*	175	(0.18)%	1,369
Alarm.com Holdings, Inc.*	94	(0.10)%	1,358
Everbridge, Inc.*	51	(0.07)%	1,292
First Republic Bank	348	(0.75)%	1,222
MongoDB, Inc.*	31	(0.08)%	1,150
Planet Fitness, Inc. — Class A*	65	(0.08)%	1,135

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Kaiser Aluminum Corp.	205	(0.45)%	$968
Ares Management Corp. — Class A	747	(0.44)%	964
Twilio, Inc. — Class A*	34	(0.08)%	921
Trade Desk, Inc. — Class A*	21	(0.09)%	817
Chegg, Inc.*	112	(0.07)%	767
Zendesk, Inc.*	54	(0.09)%	755
salesforce.com, Inc.*	67	(0.22)%	681
WesBanco, Inc.	401	(0.33)%	670
Qualys, Inc.*	56	(0.09)%	661
MSCI, Inc. — Class A	30	(0.15)%	650
HEICO Corp.	54	(0.15)%	629
PayPal Holdings, Inc.*	62	(0.14)%	590
South Jersey Industries, Inc.	1,371	(1.00)%	567
PROS Holdings, Inc.*	74	(0.10)%	532
Mastercard, Inc. — Class A	53	(0.32)%	526
HubSpot, Inc.*	27	(0.09)%	510
Blackline, Inc.*	100	(0.11)%	510
MercadoLibre, Inc.*	8	(0.10)%	498
VeriSign, Inc.*	23	(0.10)%	446
BankUnited, Inc.	487	(0.36)%	396
Avalara, Inc.*	106	(0.16)%	365
Adobe, Inc.*	24	(0.15)%	331
IDEXX Laboratories, Inc.*	17	(0.10)%	296
Coupa Software, Inc.*	60	(0.17)%	273
Intuit, Inc.	18	(0.11)%	257
Appfolio, Inc. — Class A*	46	(0.10)%	235
Universal Display Corp.	24	(0.09)%	227
Charter Communications, Inc. — Class A*	48	(0.44)%	218
Paycom Software, Inc.*	21	(0.10)%	196
Alteryx, Inc. — Class A*	52	(0.12)%	178
Accenture plc — Class A	52	(0.22)%	128
Veeva Systems, Inc. — Class A*	29	(0.10)%	118
Casella Waste Systems, Inc. — Class A*	326	(0.31)%	71
Livent Corp.*	1	0.00%	5
Atlassian Corporation plc — Class A*	37	(0.10)%	2
California Water Service Group	264	(0.31)%	(1)
Intuitive Surgical, Inc.*	10	(0.12)%	(81)
Aspen Technology, Inc.*	37	(0.10)%	(110)
Copart, Inc.*	160	(0.29)%	(124)
Exponent, Inc.	351	(0.54)%	(179)
Verisk Analytics, Inc. — Class A	127	(0.45)%	(221)
ANSYS, Inc.*	24	(0.12)%	(231)
Q2 Holdings, Inc.*	61	(0.11)%	(252)
Paylocity Holding Corp.*	47	(0.10)%	(266)
American Campus Communities, Inc.	344	(0.37)%	(294)
Monolithic Power Systems, Inc.	51	(0.18)%	(294)
Boeing Co.	41	(0.35)%	(320)
S&P Global, Inc.	74	(0.40)%	(353)
Toro Co.	420	(0.68)%	(365)
Signature Bank	136	(0.36)%	(368)
Synopsys, Inc.*	261	(0.80)%	(394)
Advanced Micro Devices, Inc.*	223	(0.14)%	(399)
Elastic N.V.*	51	(0.09)%	(401)
Wyndham Hotels & Resorts, Inc.	373	(0.43)%	(420)
CME Group, Inc. — Class A	78	(0.37)%	(500)
Five9, Inc.*	102	(0.12)%	(568)
Federal Realty Investment Trust	154	(0.47)%	(640)
Columbia Financial, Inc.*	1,008	(0.35)%	(666)
DocuSign, Inc.*	93	(0.13)%	(686)
CoStar Group, Inc.*	20	(0.26)%	(721)
Avery Dennison Corp.	184	(0.46)%	(731)
Healthcare Realty Trust, Inc.	499	(0.37)%	(736)
BOK Financial Corp.	483	(0.85)%	(892)
RPM International, Inc.	569	(0.87)%	(1,077)
Tyler Technologies, Inc.*	39	(0.23)%	(1,130)
McDonald's Corp.	96	(0.46)%	(1,200)
Cintas Corp.	29	(0.17)%	(1,210)
Pebblebrook Hotel Trust	1,057	(0.65)%	(1,224)
NIKE, Inc. — Class B	113	(0.24)%	(1,226)
PPG Industries, Inc.	126	(0.33)%	(1,277)
New York Community Bancorp, Inc.	1,788	(0.50)%	(1,315)
WEC Energy Group, Inc.	244	(0.52)%	(1,440)
Digital Realty Trust, Inc.	129	(0.37)%	(1,589)
AMETEK, Inc.	548	(1.12)%	(1,599)
Linde plc	230	(0.99)%	(1,657)
American States Water Co.	267	(0.53)%	(1,686)
Washington Federal, Inc.	587	(0.48)%	(1,696)
Guidewire Software, Inc.*	494	(1.16)%	(1,776)
Liberty Property Trust	964	(1.10)%	(1,781)
Intercontinental Exchange, Inc.	161	(0.33)%	(1,782)
Douglas Emmett, Inc.	500	(0.48)%	(1,844)
CubeSmart	725	(0.56)%	(1,991)
Capitol Federal Financial, Inc.	3,501	(1.07)%	(1,996)
Fastenal Co.	1,043	(0.76)%	(2,027)
Assurant, Inc.	141	(0.39)%	(2,032)
Bright Horizons Family Solutions, Inc.*	176	(0.60)%	(2,084)
Atmos Energy Corp.	136	(0.34)%	(2,117)
American Water Works Company, Inc.	256	(0.71)%	(2,234)
Pegasystems, Inc.	641	(0.97)%	(2,250)
WP Carey, Inc.	307	(0.61)%	(2,463)
First Financial Bankshares, Inc.	1,159	(0.86)%	(2,555)
Proofpoint, Inc.*	232	(0.66)%	(2,825)
Materion Corp.	602	(0.82)%	(2,844)
Extra Space Storage, Inc.	203	(0.53)%	(3,022)
NewMarket Corp.	46	(0.48)%	(3,062)
American Tower Corp. — Class A	151	(0.74)%	(3,143)
STORE Capital Corp.	954	(0.79)%	(3,450)
AptarGroup, Inc.	265	(0.70)%	(3,503)
Equity Residential	379	(0.73)%	(3,562)
Woodward, Inc.	282	(0.68)%	(3,724)
Pool Corp.	78	(0.35)%	(3,848)
Axis Capital Holdings Ltd.	411	(0.61)%	(3,939)
American Homes 4 Rent — Class A	1,149	(0.66)%	(3,982)
Camden Property Trust	374	(0.92)%	(4,145)

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized (Depreciation)
Air Products & Chemicals, Inc.	82	(0.40)%	$(4,306)
First Industrial Realty Trust, Inc.	753	(0.66)%	(4,396)
Alexandria Real Estate Equities, Inc.	192	(0.66)%	(4,647)
MarketAxess Holdings, Inc.	61	(0.44)%	(4,750)
Essex Property Trust, Inc.	61	(0.44)%	(4,807)
Vulcan Materials Co.	199	(0.67)%	(5,431)
Agree Realty Corp.	795	(1.29)%	(5,503)
Crown Castle International Corp.	457	(1.41)%	(5,850)
NextEra Energy, Inc.	157	(0.81)%	(6,013)
Welltower, Inc.	681	(1.37)%	(6,373)
UDR, Inc.	862	(0.93)%	(6,669)
Dominion Energy, Inc.	1,620	(2.92)%	(6,910)
Invitation Homes, Inc.	1,123	(0.74)%	(6,979)
Everest Re Group Ltd.	145	(0.86)%	(7,254)
Scotts Miracle-Gro Co. — Class A	315	(0.71)%	(7,487)
Ball Corp.	578	(0.93)%	(7,646)
Realty Income Corp.	860	(1.46)%	(7,813)
RLI Corp.	569	(1.17)%	(7,946)
IHS Markit Ltd.*	1,026	(1.52)%	(8,159)
Martin Marietta Materials, Inc.	142	(0.86)%	(8,517)
SBA Communications Corp.	254	(1.36)%	(8,876)
EastGroup Properties, Inc.	448	(1.24)%	(9,269)
Equity LifeStyle Properties, Inc.	286	(0.85)%	(10,406)
Sherwin-Williams Co.	95	(1.16)%	(10,422)
Equinix, Inc.	77	(0.99)%	(10,526)
TransUnion	738	(1.33)%	(11,029)
Sun Communities, Inc.	512	(1.69)%	(11,167)
TransDigm Group, Inc.	149	(1.72)%	(11,445)
Americold Realty Trust	1,622	(1.34)%	(12,533)
Terreno Realty Corp.	1,111	(1.26)%	(13,609)
Rexford Industrial Realty, Inc.	1,623	(1.59)%	(15,192)
Total MS Long/Short Equity Short Custom Basket			$(144,214)

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Sun Communities, Inc.	2,306	4.91%	$45,704
Omega Healthcare Investors, Inc.	7,744	4.63%	43,274
Equinix, Inc.	558	4.61%	40,512
HCP, Inc.	9,211	4.70%	37,631
Ventas, Inc.	4,423	4.62%	37,469
InterXion Holding N.V.*	4,507	5.26%	35,790
Invitation Homes, Inc.	12,214	5.18%	32,472
Equity Residential	3,525	4.35%	29,900
Equity LifeStyle Properties, Inc.	2,413	4.62%	26,558
American Tower Corp. — Class A	1,493	4.73%	18,150
Extra Space Storage, Inc.	1,843	3.08%	14,580
Spirit Realty Capital, Inc.	6,400	4.39%	14,481
CareTrust REIT, Inc.	7,705	2.59%	13,801
Rexford Industrial Realty, Inc.	2,786	1.76%	12,621
American Homes 4 Rent — Class A	9,742	3.61%	11,398
Cousins Properties, Inc.	6,414	3.45%	10,556
Terreno Realty Corp.	2,412	1.76%	9,696
Highwoods Properties, Inc.	4,649	2.99%	9,640
Crown Castle International Corp.	2,318	4.61%	8,077
Federal Realty Investment Trust	1,185	2.31%	4,511
National Retail Properties, Inc.	4,394	3.55%	2,377
Safehold, Inc.	11,395	4.98%	1,920
Four Corners Property Trust, Inc.	2,847	1.15%	1,310
GEO Group, Inc.	8,902	2.21%	(939)
Equity Commonwealth	4,733	2.32%	(2,008)
JBG SMITH Properties	3,093	1.74%	(2,505)
iStar, Inc.	5,781	1.08%	(2,590)
Hudson Pacific Properties, Inc.	4,342	2.08%	(3,548)
Pebblebrook Hotel Trust	6,866	2.73%	(5,895)
Total GS Equity Market Neutral Long Custom Basket			$444,943

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Hersha Hospitality Trust	14,953	(3.09)%	25,476
SL Green Realty Corp.	2,010	(2.28)%	12,379
Vornado Realty Trust	3,459	(3.06)%	10,497
Tanger Factory Outlet Centers, Inc.	9,663	(2.08)%	7,466
Brandywine Realty Trust	15,553	(3.27)%	3,064
Physicians Realty Trust	15,092	(3.72)%	2,387
Hyatt Hotels Corp. — Class A	3,229	(3.30)%	2,050
Washington Prime Group, Inc.	23,983	(1.38)%	887
Public Storage	664	(2.26)%	780
Xenia Hotels & Resorts, Inc.	12,397	(3.63)%	496
Washington Real Estate Investment Trust	7,144	(2.71)%	392
American Finance Trust, Inc.	11,758	(2.28)%	(1,660)
Marriott International, Inc. — Class A	1,667	(2.88)%	(3,824)
Piedmont Office Realty Trust, Inc. — Class A	14,351	(4.16)%	(4,691)
Cushman & Wakefield plc*	8,678	(2.23)%	(5,291)
Marcus & Millichap, Inc.*	4,327	(2.13)%	(6,226)
Apollo Commercial Real Estate Finance, Inc.	13,368	(3.56)%	(7,141)
Easterly Government Properties, Inc.	7,943	(2.35)%	(7,559)
iShares U.S. Home Construction ETF	1,896	(1.14)%	(7,816)
Healthcare Realty Trust, Inc.	6,677	(3.11)%	(7,869)
CBRE Group, Inc. — Class A*	3,035	(2.23)%	(8,312)
Service Properties Trust	7,179	(2.57)%	(8,471)
Monmouth Real Estate Investment Corp.	11,130	(2.23)%	(8,757)
Digital Realty Trust, Inc.	1,949	(3.51)%	(16,602)
VEREIT, Inc.	27,053	(3.67)%	(18,606)
NexPoint Residential Trust, Inc.	2,989	(1.94)%	(19,488)
Kimco Realty Corp.	8,224	(2.38)%	(20,757)
Independence Realty Trust, Inc.	9,844	(1.96)%	(27,465)
iShares U.S. Real Estate ETF	6,437	(8.36)%	(28,337)
Vanguard Real Estate ETF	12,765	(16.53)%	(47,683)
Total GS Equity Market Neutral Short Custom Basket			$(190,681)

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
HollyFrontier Corp.	1,064	1.04%	$13,959
Saia, Inc.*	350	0.60%	11,924
Phillips 66	576	1.08%	10,188
Marathon Petroleum Corp.	821	0.90%	9,891
United Parcel Service, Inc. — Class B	510	1.11%	9,847
ONEOK, Inc.	1,047	1.40%	8,344
Pilgrim's Pride Corp.*	1,604	0.93%	8,044
CVS Health Corp.	867	0.99%	7,890
AT&T, Inc.	1,214	0.83%	6,956
FirstEnergy Corp.	1,253	1.09%	6,807
Zimmer Biomet Holdings, Inc.	403	1.00%	6,766
Amgen, Inc.	354	1.24%	6,687
World Fuel Services Corp.	984	0.71%	6,662
HCP, Inc.	1,613	1.04%	6,613
Schneider National, Inc. — Class B	1,660	0.65%	6,242
Werner Enterprises, Inc.	1,022	0.65%	5,948
Valero Energy Corp.	655	1.01%	5,479
J.B. Hunt Transport Services, Inc.	235	0.47%	5,344
Medical Properties Trust, Inc.	3,449	1.22%	5,311
Knight-Swift Transportation Holdings, Inc.	964	0.63%	5,051
Deluxe Corp.	598	0.53%	4,886
Scholastic Corp.	949	0.65%	4,489
Old Dominion Freight Line, Inc.	166	0.51%	4,391
Baxter International, Inc.	435	0.69%	4,272
Molson Coors Brewing Co. — Class B	1,271	1.32%	3,996
Landstar System, Inc.	406	0.83%	3,992
Heartland Express, Inc.	1,434	0.56%	3,987
Verizon Communications, Inc.	1,113	1.22%	3,928
Ameren Corp.	776	1.12%	3,888
Medtronic plc	297	0.58%	3,285
Marten Transport Ltd.	1,128	0.42%	3,239
Sysco Corp.	484	0.70%	3,215
Toll Brothers, Inc.	701	0.52%	3,163
Allison Transmission Holdings, Inc.	978	0.83%	3,032
News Corp. — Class A	1,435	0.36%	3,014
Southwest Airlines Co.	866	0.85%	2,970
Southern Co.	410	0.46%	2,826
Becton Dickinson and Co.	175	0.80%	2,790
United Airlines Holdings, Inc.*	480	0.77%	2,707
Kansas City Southern	186	0.45%	2,571
Echo Global Logistics, Inc.*	1,139	0.47%	2,570
Portland General Electric Co.	1,127	1.15%	2,536
Kimberly-Clark Corp.	333	0.86%	2,478
Diodes, Inc.*	395	0.29%	2,469
Kellogg Co.	324	0.38%	2,434
Delta Air Lines, Inc.	893	0.93%	2,429
Hartford Financial Services Group, Inc.	524	0.57%	2,416
Campbell Soup Co.	449	0.38%	2,382
US Foods Holding Corp.*	515	0.38%	2,233
Bio-Rad Laboratories, Inc. — Class A*	61	0.37%	2,233
Forward Air Corp.	414	0.48%	2,153
Tyson Foods, Inc. — Class A	514	0.80%	2,049
Agilent Technologies, Inc.	309	0.43%	2,034
McKesson Corp.	562	1.39%	2,025
Hologic, Inc.*	720	0.66%	1,966
Cardinal Health, Inc.	661	0.56%	1,924
Alaska Air Group, Inc.	433	0.51%	1,797
Alphabet, Inc. — Class C*	12	0.26%	1,683
Waters Corp.*	109	0.44%	1,641
Central Garden & Pet Co. — Class A*	638	0.32%	1,624
Archer-Daniels-Midland Co.	1,829	1.36%	1,619
PPL Corp.	1,809	1.03%	1,592
General Mills, Inc.	599	0.60%	1,590
Kroger Co.	1,385	0.65%	1,551
OGE Energy Corp.	623	0.51%	1,545
Brinker International, Inc.	547	0.42%	1,509
Hormel Foods Corp.	655	0.52%	1,469
Equity Commonwealth	2,213	1.37%	1,461
Apartment Investment & Management Co. — Class A	1,439	1.36%	1,453
Renewable Energy Group, Inc.*	1,393	0.38%	1,414
PepsiCo, Inc.	360	0.89%	1,404
Avista Corp.	673	0.59%	1,390
Eli Lilly & Co.	299	0.60%	1,268
Lamb Weston Holdings, Inc.	310	0.41%	1,263
Skyworks Solutions, Inc.	235	0.34%	1,241
Parker-Hannifin Corp.	88	0.29%	1,191
Ingredion, Inc.	776	1.15%	1,095
Targa Resources Corp.	624	0.45%	1,055
Vishay Intertechnology, Inc.	929	0.28%	1,003
JPMorgan Chase & Co.	149	0.32%	991
Northern Trust Corp.	250	0.42%	953
Merck & Company, Inc.	740	1.13%	888
Delek US Holdings, Inc.	1,199	0.79%	750
Walgreens Boots Alliance, Inc.	357	0.36%	742
TEGNA, Inc.	1,128	0.32%	688
Westlake Chemical Corp.	215	0.25%	641
PBF Energy, Inc. — Class A	619	0.30%	613
Public Service Enterprise Group, Inc.	376	0.42%	591
Hill-Rom Holdings, Inc.	363	0.69%	548
Pinnacle West Capital Corp.	669	1.17%	455
Biogen, Inc.*	110	0.46%	411
Oracle Corp.	252	0.25%	275
Colgate-Palmolive Co.	517	0.69%	92
Textron, Inc.	300	0.27%	90
Post Holdings, Inc.*	311	0.60%	62
PACCAR, Inc.	212	0.27%	47
Facebook, Inc. — Class A*	73	0.24%	(1)

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
State Street Corp.	261	0.28%	$(19)
Avnet, Inc.	340	0.27%	(29)
AES Corp.	1,817	0.54%	(73)
Jazz Pharmaceuticals plc*	197	0.46%	(81)
Bank of New York Mellon Corp.	327	0.27%	(95)
Caterpillar, Inc.	108	0.25%	(105)
Summit Hotel Properties, Inc.	1,991	0.42%	(119)
AMERCO	97	0.68%	(122)
Thermo Fisher Scientific, Inc.	113	0.60%	(146)
TrueBlue, Inc.*	872	0.33%	(288)
Cummins, Inc.	248	0.73%	(425)
Oshkosh Corp.	181	0.25%	(433)
STERIS plc	153	0.40%	(464)
Citigroup, Inc.	204	0.25%	(474)
Kinder Morgan, Inc.	3,329	1.24%	(566)
Darling Ingredients, Inc.*	1,856	0.64%	(575)
Integer Holdings Corp.*	310	0.42%	(651)
Omnicom Group, Inc.	751	1.06%	(683)
Cheniere Energy, Inc.*	231	0.26%	(714)
Exelon Corp.	832	0.73%	(749)
AmerisourceBergen Corp. — Class A	398	0.59%	(808)
Principal Financial Group, Inc.	287	0.30%	(821)
Comerica, Inc.	211	0.25%	(831)
John Wiley & Sons, Inc. — Class A	767	0.61%	(1,033)
Cal-Maine Foods, Inc.	1,187	0.86%	(1,093)
Philip Morris International, Inc.	476	0.65%	(1,143)
Kraft Heinz Co.	516	0.26%	(1,189)
General Motors Co.	552	0.37%	(1,211)
Regeneron Pharmaceuticals, Inc.*	70	0.35%	(1,477)
ATN International, Inc.	375	0.40%	(1,481)
Host Hotels & Resorts, Inc.	1,524	0.48%	(1,497)
Chevron Corp.	589	1.26%	(1,514)
Union Pacific Corp.	121	0.35%	(1,607)
Kennametal, Inc.	808	0.45%	(2,005)
Johnson & Johnson	207	0.48%	(2,153)
ManpowerGroup, Inc.	272	0.41%	(2,249)
Domtar Corp.	539	0.35%	(2,467)
Gilead Sciences, Inc.	947	1.09%	(2,576)
JM Smucker Co.	233	0.46%	(2,737)
BorgWarner, Inc.	742	0.49%	(2,900)
Herbalife Nutrition Ltd.*	626	0.43%	(2,971)
B&G Foods, Inc.	762	0.26%	(3,094)
Cogent Communications Holdings, Inc.	605	0.60%	(3,122)
Lear Corp.	175	0.37%	(3,191)
Discovery, Inc. — Class A*	1,399	0.67%	(3,274)
Norfolk Southern Corp.	172	0.56%	(3,321)
Alexion Pharmaceuticals, Inc.*	171	0.30%	(3,351)
Exxon Mobil Corp.	981	1.25%	(4,150)
CSX Corp.	582	0.73%	(4,322)
AMC Networks, Inc. — Class A*	868	0.77%	(4,715)
Innoviva, Inc.*	1,483	0.28%	(5,001)
Lions Gate Entertainment Corp. — Class A*	2,041	0.34%	(5,014)
FedEx Corp.	371	0.98%	(5,146)
JetBlue Airways Corp.*	2,449	0.74%	(5,731)
Williams Companies, Inc.	1,882	0.82%	(6,719)
National Fuel Gas Co.	1,149	0.98%	(6,928)
Meredith Corp.	515	0.34%	(7,414)
H&R Block, Inc.	1,567	0.67%	(7,538)
Shenandoah Telecommunications Co.	1,217	0.70%	(7,657)
Pfizer, Inc.	1,404	0.91%	(9,463)
Unit Corp.*	3,652	0.22%	(11,215)
Total GS Long/Short Equity Long Custom Basket			$149,679

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
PTC, Inc.*	542	(0.86)%	10,930
Fortive Corp.	783	(1.25)%	8,397
Workday, Inc. — Class A*	145	(0.58)%	6,817
Allegheny Technologies, Inc.*	1,567	(0.74)%	6,003
International Flavors & Fragrances, Inc.	199	(0.57)%	5,862
WR Grace & Co.	683	(1.06)%	5,313
Diamondback Energy, Inc.	419	(0.88)%	4,721
ServiceNow, Inc.*	109	(0.64)%	4,302
Autodesk, Inc.*	254	(0.87)%	4,084
FireEye, Inc.*	1,774	(0.55)%	2,596
Roper Technologies, Inc.	130	(1.07)%	2,508
Schlumberger Ltd.	969	(0.76)%	2,442
Guardant Health, Inc.*	160	(0.24)%	2,323
Materion Corp.	602	(0.85)%	2,294
Wingstop, Inc.	332	(0.67)%	2,252
Southern Copper Corp.	728	(0.57)%	2,242
Rollins, Inc.	630	(0.50)%	2,186
Core Laboratories N.V.	543	(0.58)%	2,177
Fair Isaac Corp.*	93	(0.65)%	2,144
Linde plc	230	(1.03)%	2,066
Okta, Inc.*	59	(0.13)%	2,010
Everbridge, Inc.*	51	(0.07)%	1,892
Woodward, Inc.	282	(0.70)%	1,754
Pegasystems, Inc.	641	(1.01)%	1,673
Hudson Pacific Properties, Inc.	1,963	(1.52)%	1,644
Wyndham Hotels & Resorts, Inc.	373	(0.45)%	1,637
EPAM Systems, Inc.*	129	(0.54)%	1,565
Chegg, Inc.*	112	(0.08)%	1,553
MongoDB, Inc.*	31	(0.09)%	1,369
Amazon.com, Inc.*	11	(0.44)%	1,301
Twilio, Inc. — Class A*	34	(0.09)%	1,259
Avalara, Inc.*	106	(0.16)%	1,259
Sensient Technologies Corp.	250	(0.40)%	1,223
Coupa Software, Inc.*	60	(0.18)%	1,117
Appian Corp.*	175	(0.19)%	1,107
AptarGroup, Inc.	265	(0.72)%	1,094
Ares Management Corp. — Class A	747	(0.46)%	1,069
Trade Desk, Inc. — Class A*	21	(0.09)%	1,064

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Zendesk, Inc.*	54	(0.09)%	$1,003
Universal Display Corp.	24	(0.09)%	954
People's United Financial, Inc.	1,573	(0.57)%	920
Elastic N.V.*	51	(0.10)%	875
Planet Fitness, Inc. — Class A*	65	(0.09)%	828
HubSpot, Inc.*	27	(0.09)%	821
Alteryx, Inc. — Class A*	52	(0.13)%	778
Advanced Micro Devices, Inc.*	223	(0.15)%	763
HEICO Corp.	54	(0.16)%	749
MercadoLibre, Inc.*	8	(0.10)%	693
PayPal Holdings, Inc.*	62	(0.15)%	683
Alarm.com Holdings, Inc.*	94	(0.10)%	677
VeriSign, Inc.*	23	(0.10)%	622
Paycom Software, Inc.*	21	(0.10)%	570
Veeva Systems, Inc. — Class A*	29	(0.10)%	541
CVB Financial Corp.	1,059	(0.51)%	530
MarketAxess Holdings, Inc.	61	(0.46)%	510
Qualys, Inc.*	56	(0.10)%	497
Aspen Technology, Inc.*	37	(0.11)%	431
Paylocity Holding Corp.*	47	(0.11)%	389
Atlassian Corporation plc — Class A*	37	(0.11)%	388
MSCI, Inc. — Class A	30	(0.15)%	371
CNO Financial Group, Inc.	1,015	(0.37)%	335
First Republic Bank	348	(0.78)%	276
Charter Communications, Inc. — Class A*	48	(0.46)%	254
IDEXX Laboratories, Inc.*	17	(0.11)%	241
Appfolio, Inc. — Class A*	46	(0.10)%	213
PROS Holdings, Inc.*	74	(0.10)%	191
Accenture plc — Class A	52	(0.23)%	155
Signature Bank	136	(0.37)%	150
National Oilwell Varco, Inc.	1,401	(0.69)%	129
salesforce.com, Inc.*	67	(0.23)%	95
Blackline, Inc.*	100	(0.11)%	92
Casella Waste Systems, Inc. — Class A*	326	(0.32)%	91
Q2 Holdings, Inc.*	61	(0.11)%	83
Compass Minerals International, Inc.	492	(0.64)%	74
California Water Service Group	264	(0.32)%	30
Capitol Federal Financial, Inc.	3,501	(1.11)%	–
Adobe, Inc.*	24	(0.15)%	(6)
Visa, Inc. — Class A	56	(0.22)%	(53)
BankUnited, Inc.	487	(0.38)%	(58)
Copart, Inc.*	160	(0.30)%	(126)
Exponent, Inc.	351	(0.57)%	(133)
Boeing Co.	41	(0.36)%	(144)
Intuit, Inc.	18	(0.11)%	(145)
Glacier Bancorp, Inc.	552	(0.52)%	(161)
Mastercard, Inc. — Class A	53	(0.33)%	(191)
Verisk Analytics, Inc. — Class A	127	(0.46)%	(206)
PPG Industries, Inc.	126	(0.34)%	(209)
Air Products & Chemicals, Inc.	82	(0.42)%	(230)
Avery Dennison Corp.	184	(0.48)%	(235)
Intuitive Surgical, Inc.*	10	(0.12)%	(246)
Synopsys, Inc.*	261	(0.83)%	(289)
S&P Global, Inc.	74	(0.42)%	(303)
Toro Co.	420	(0.71)%	(315)
American Campus Communities, Inc.	344	(0.38)%	(389)
Five9, Inc.*	102	(0.13)%	(471)
Palo Alto Networks, Inc.*	164	(0.77)%	(499)
ANSYS, Inc.*	24	(0.12)%	(551)
Alexandria Real Estate Equities, Inc.	192	(0.68)%	(578)
Healthcare Realty Trust, Inc.	499	(0.39)%	(589)
CubeSmart	725	(0.58)%	(602)
CoStar Group, Inc.*	20	(0.27)%	(654)
WesBanco, Inc.	401	(0.35)%	(698)
Bright Horizons Family Solutions, Inc.*	176	(0.62)%	(734)
Columbia Financial, Inc.*	1,008	(0.37)%	(867)
Federal Realty Investment Trust	154	(0.48)%	(915)
McDonald's Corp.	96	(0.48)%	(919)
Pebblebrook Hotel Trust	1,057	(0.68)%	(932)
Douglas Emmett, Inc.	500	(0.49)%	(975)
Balchem Corp.	386	(0.88)%	(980)
Cintas Corp.	29	(0.18)%	(1,039)
CME Group, Inc. — Class A	78	(0.38)%	(1,062)
Tyler Technologies, Inc.*	39	(0.24)%	(1,098)
DocuSign, Inc.*	93	(0.13)%	(1,132)
Intercontinental Exchange, Inc.	161	(0.34)%	(1,180)
NIKE, Inc. — Class B	113	(0.25)%	(1,205)
BOK Financial Corp.	483	(0.88)%	(1,226)
Liberty Property Trust	1,159	(1.37)%	(1,226)
Pool Corp.	78	(0.36)%	(1,238)
Monolithic Power Systems, Inc.	51	(0.18)%	(1,247)
Valley National Bancorp	3,016	(0.76)%	(1,327)
American Homes 4 Rent — Class A	1,149	(0.69)%	(1,344)
Kaiser Aluminum Corp.	205	(0.47)%	(1,388)
WEC Energy Group, Inc.	244	(0.54)%	(1,406)
WP Carey, Inc.	307	(0.63)%	(1,415)
AMETEK, Inc.	548	(1.16)%	(1,417)
South Jersey Industries, Inc.	1,371	(1.04)%	(1,453)
Crown Castle International Corp.	457	(1.47)%	(1,467)
Digital Realty Trust, Inc.	129	(0.39)%	(1,469)
Old National Bancorp	2,410	(0.96)%	(1,482)
Atmos Energy Corp.	136	(0.36)%	(1,533)
Extra Space Storage, Inc.	203	(0.55)%	(1,565)
American States Water Co.	267	(0.55)%	(1,622)
Essex Property Trust, Inc.	61	(0.46)%	(1,685)
American Water Works Company, Inc.	256	(0.73)%	(1,739)
American Tower Corp. — Class A	151	(0.77)%	(1,836)
Assurant, Inc.	141	(0.41)%	(1,979)
UDR, Inc.	862	(0.96)%	(2,135)
Camden Property Trust	374	(0.96)%	(2,139)
Fastenal Co.	1,043	(0.79)%	(2,150)

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
First Industrial Realty Trust, Inc.	753	(0.69)%	$(2,349)
Washington Federal, Inc.	587	(0.50)%	(2,377)
Everest Re Group Ltd.	145	(0.89)%	(2,471)
Axis Capital Holdings Ltd.	411	(0.63)%	(2,715)
Scotts Miracle-Gro Co. — Class A	315	(0.74)%	(2,775)
STORE Capital Corp.	954	(0.82)%	(2,891)
RLI Corp.	569	(1.22)%	(2,927)
Invitation Homes, Inc.	1,123	(0.77)%	(2,998)
Vulcan Materials Co.	199	(0.69)%	(3,024)
NewMarket Corp.	46	(0.50)%	(3,084)
Equity LifeStyle Properties, Inc.	286	(0.88)%	(3,183)
Equity Residential	379	(0.75)%	(3,274)
Ball Corp.	578	(0.97)%	(3,418)
Realty Income Corp.	860	(1.52)%	(3,827)
New York Community Bancorp, Inc.	1,788	(0.52)%	(3,880)
Guidewire Software, Inc.*	494	(1.20)%	(3,895)
First Financial Bankshares, Inc.	1,159	(0.89)%	(4,404)
Terreno Realty Corp.	1,111	(1.31)%	(4,466)
RPM International, Inc.	569	(0.90)%	(4,534)
SBA Communications Corp.	254	(1.41)%	(4,542)
Proofpoint, Inc.*	232	(0.69)%	(4,584)
EastGroup Properties, Inc.	448	(1.29)%	(4,722)
NextEra Energy, Inc.	157	(0.84)%	(4,870)
Agree Realty Corp.	795	(1.34)%	(5,334)
Welltower, Inc.	681	(1.43)%	(5,433)
Equinix, Inc.	77	(1.03)%	(5,587)
Martin Marietta Materials, Inc.	142	(0.90)%	(6,172)
Rexford Industrial Realty, Inc.	1,623	(1.65)%	(7,352)
IHS Markit Ltd.*	1,026	(1.58)%	(7,428)
TransDigm Group, Inc.	149	(1.79)%	(7,974)
Sherwin-Williams Co.	95	(1.21)%	(8,088)
TransUnion	738	(1.38)%	(8,148)
Sun Communities, Inc.	512	(1.76)%	(10,148)
Total GS Long/Short Equity Short Custom Basket			$(87,230)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2019.
[2]	Affiliated issuer.
[3]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[4]	All or a portion of this security is pledged as custom basket swap collateral at September 30, 2019.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of September 30, 2019.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,202,515	$—	$—	$8,202,515
Master Limited Partnerships	311,914	—	—	311,914
Mutual Funds	13,461,522	—	—	13,461,522
Closed-End Funds	3,329,231	—	—	3,329,231
U.S. Treasury Bills	—	4,812,970	—	4,812,970
Repurchase Agreements	—	2,657,883	—	2,657,883
Securities Lending Collateral	9,800	—	—	9,800
Equity Futures Contracts**	62,861	387	—	63,248
Interest Rate Futures Contracts**	53,358	398	—	53,756
Currency Futures Contracts**	94,811	—	—	94,811
Commodity Futures Contracts**	416,343	—	—	416,343
Custom Basket Swap Agreements**	—	1,931,980	—	1,931,980
Total Assets	$25,942,355	$9,403,618	$—	$35,345,973

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,469,709	$—	$—	$2,469,709
Exchange-Traded Funds	3,138,880	—	—	3,138,880
Equity Futures Contracts**	73,890	821	—	74,711
Interest Rate Futures Contracts**	1,925	35,942	—	37,867
Currency Futures Contracts**	27,041	—	—	27,041
Commodity Futures Contracts**	286,694	—	—	286,694
Custom Basket Swap Agreements**	—	453,624	—	453,624
Total Liabilities	$5,998,139	$490,387	$—	$6,488,526

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Multi-Hedge Strategies Fund
Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,717,144	$3,092,788	$(5,600,000)	$(22,733)	$20,815	$3,208,014	129,199	$93,496
Guggenheim Strategy Fund III	4,113,656	83,843	(350,000)	(3,269)	8,032	3,852,262	155,208	84,405
Guggenheim Ultra Short Duration Fund — Institutional Class	42,224	2,504,689	–	–	–	2,546,913	255,714	4,695
Guggenheim Variable Insurance Strategy Fund III	4,116,640	82,783	(350,000)	(4,470)	9,380	3,854,333	155,542	82,892
	$13,989,664	$5,764,103	$(6,300,000)	$(30,472)	$38,227	$13,461,522		$265,488

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 16.0%
Technology - 6.8%
Microsoft Corp.	11,443	$1,590,920
Apple, Inc.	6,773	1,516,949
Intel Corp.	7,368	379,673
Adobe, Inc.*	807	222,934
Texas Instruments, Inc.	1,553	200,710
Broadcom, Inc.	662	182,758
NVIDIA Corp.	1,013	176,333
QUALCOMM, Inc.	2,022	154,238
Fiserv, Inc.*	1,130	117,057
Intuit, Inc.	433	115,152
Micron Technology, Inc.*	1,836	78,673
Applied Materials, Inc.	1,536	76,646
Analog Devices, Inc.	614	68,602
Activision Blizzard, Inc.	1,276	67,526
NXP Semiconductor N.V.	547	59,689
Lam Research Corp.	240	55,466
Cognizant Technology Solutions Corp. — Class A	918	55,323
Autodesk, Inc.*	365	53,911
Advanced Micro Devices, Inc.*	1,805	52,327
Paychex, Inc.	598	49,496
Electronic Arts, Inc.*	490	47,932
Workday, Inc. — Class A*	273	46,399
KLA Corp.	265	42,254
Xilinx, Inc.	420	40,278
Microchip Technology, Inc.	396	36,792
Cerner Corp.	530	36,130
Synopsys, Inc.*	250	34,313
NetEase, Inc. ADR	121	32,208
Cadence Design Systems, Inc.*	466	30,793
ASML Holding N.V. — Class G	121	30,059
Western Digital Corp.	492	29,343
Check Point Software Technologies Ltd.*	253	27,703
Maxim Integrated Products, Inc.	451	26,118
Take-Two Interactive Software, Inc.*	188	23,564
Skyworks Solutions, Inc.	286	22,666
Citrix Systems, Inc.	218	21,041
NetApp, Inc.	396	20,794
Total Technology		5,822,770
Communications - 5.6%
Amazon.com, Inc.*	741	1,286,309
Facebook, Inc. — Class A*	3,639	648,033
Alphabet, Inc. — Class C*	524	638,756
Alphabet, Inc. — Class A*	461	562,946
Cisco Systems, Inc.	7,120	351,799
Comcast Corp. — Class A	7,544	340,084
Netflix, Inc.*	728	194,827
Charter Communications, Inc. — Class A*	368	151,660
Booking Holdings, Inc.*	71	139,345
T-Mobile US, Inc.*	1,421	111,932
eBay, Inc.	1,395	54,377
Baidu, Inc. ADR*	468	48,092
Sirius XM Holdings, Inc.[1]	7,401	46,293
MercadoLibre, Inc.*	83	45,752
JD.com, Inc. ADR*	1,539	43,415
VeriSign, Inc.*	197	37,160
Expedia Group, Inc.	228	30,646
Symantec Corp.	1,028	24,292
Ctrip.com International Ltd. ADR*	810	23,725
Liberty Global plc — Class C*	853	20,293
Fox Corp. — Class A	574	18,101
Fox Corp. — Class B	437	13,783
Liberty Global plc — Class A*	341	8,440
Total Communications		4,840,060
Consumer, Non-cyclical - 2.3%
PepsiCo, Inc.	2,325	318,758
PayPal Holdings, Inc.*	1,957	202,726
Amgen, Inc.	997	192,929
Gilead Sciences, Inc.	2,106	133,478
Mondelez International, Inc. — Class A	2,398	132,658
Celgene Corp.*	1,179	117,075
Automatic Data Processing, Inc.	722	116,545
Intuitive Surgical, Inc.*	192	103,667
Illumina, Inc.*	244	74,230
Vertex Pharmaceuticals, Inc.*	427	72,342
Biogen, Inc.*	307	71,476
Kraft Heinz Co.	2,029	56,680
Monster Beverage Corp.*	906	52,602
Regeneron Pharmaceuticals, Inc.*	180	49,932
Cintas Corp.	170	45,577
Verisk Analytics, Inc. — Class A	272	43,014
IDEXX Laboratories, Inc.*	143	38,886
Alexion Pharmaceuticals, Inc.*	373	36,532
Incyte Corp.*	358	26,574
Align Technology, Inc.*	133	24,062
BioMarin Pharmaceutical, Inc.*	298	20,085
Mylan N.V.*	858	16,971
Henry Schein, Inc.*	247	15,684
Total Consumer, Non-cyclical		1,962,483
Consumer, Cyclical - 1.1%
Costco Wholesale Corp.	731	210,608
Starbucks Corp.	1,991	176,044
Walgreens Boots Alliance, Inc.	1,502	83,076
Tesla, Inc.*,1	298	71,779
Marriott International, Inc. — Class A	548	68,155
Ross Stores, Inc.	607	66,679
O'Reilly Automotive, Inc.*	127	50,611
Dollar Tree, Inc.*	394	44,979
PACCAR, Inc.	576	40,326
Lululemon Athletica, Inc.*	204	39,276
United Airlines Holdings, Inc.*	427	37,751
Fastenal Co.	954	31,167
Hasbro, Inc.	210	24,925
Ulta Beauty, Inc.*	98	24,564
American Airlines Group, Inc.	741	19,985
Wynn Resorts Ltd.	179	19,461
Total Consumer, Cyclical		1,009,386
Industrial - 0.1%
CSX Corp.	1,327	91,921
J.B. Hunt Transport Services, Inc.	178	19,696
Total Industrial		111,617

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 16.0% (continued)
Utilities - 0.1%
Xcel Energy, Inc.	856	$55,546
Financial - 0.0%
Willis Towers Watson plc	215	41,488
Total Common Stocks
(Cost $13,290,111)		13,843,350

MUTUAL FUNDS† - 55.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,421,938	24,122,507
Guggenheim Strategy Fund II2	965,795	23,980,686
Total Mutual Funds
(Cost $48,193,776)		48,103,193

	Face Amount
U.S. TREASURY BILLS†† - 11.3%
U.S. Treasury Bills
1.82% due 11/21/19[3]	$8,354,000	8,332,768
1.77% due 11/21/19[3,4]	1,000,000	997,459
1.93% due 10/29/19[3,5]	414,000	413,399
Total U.S. Treasury Bills
(Cost $9,742,986)		9,743,626

REPURCHASE AGREEMENTS††,6 - 14.9%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[4]	7,949,911	7,949,911
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[4]	2,556,426	2,556,426
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[4]	2,300,783	2,300,783
Total Repurchase Agreements
(Cost $12,807,120)		12,807,120

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[8]	131,339	131,339
Total Securities Lending Collateral
(Cost $131,339)		131,339
Total Investments - 98.2%
(Cost $84,165,332)		$84,628,628
Other Assets & Liabilities, net - 1.8%		1,557,629
Total Net Assets - 100.0%		$86,186,257

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	19	Dec 2019	$2,951,745	$(20,668)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	2.69%	At Maturity	10/29/19	1,343	$10,404,280	$(72,626)
Goldman Sachs International	NASDAQ-100 Index	2.46%	At Maturity	10/28/19	8,016	62,117,174	(170,107)
Barclays Bank plc	NASDAQ-100 Index	2.41%	At Maturity	10/31/19	10,745	83,268,279	(242,227)
						$155,789,733	$(484,960)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2019.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,843,350	$—	$—	$13,843,350
Mutual Funds	48,103,193	—	—	48,103,193
U.S. Treasury Bills	—	9,743,626	—	9,743,626
Repurchase Agreements	—	12,807,120	—	12,807,120
Securities Lending Collateral	131,339	—	—	131,339
Total Assets	$62,077,882	$22,550,746	$—	$84,628,628

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$20,668	$—	$—	$20,668
Equity Index Swap Agreements**	—	484,960	—	484,960
Total Liabilities	$20,668	$484,960	$—	$505,628

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$17,164,426	$10,805,997	$(4,000,000)	$(27,779)	$38,042	$23,980,686	965,795	$438,120
Guggenheim Ultra Short Duration Fund — Institutional Class	11,888,529	15,897,630	(3,650,000)	(18,544)	4,892	24,122,507	2,421,938	388,881
	$29,052,955	$26,703,627	$(7,650,000)	$(46,323)	$42,934	$48,103,193		$827,001

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 24.5%
Technology - 10.3%
Microsoft Corp.	15,014	$2,087,396
Apple, Inc.	8,886	1,990,197
Intel Corp.	9,667	498,140
Adobe, Inc.*	1,059	292,549
Texas Instruments, Inc.	2,037	263,262
Broadcom, Inc.	869	239,905
NVIDIA Corp.	1,329	231,339
QUALCOMM, Inc.	2,653	202,371
Fiserv, Inc.*	1,483	153,624
Intuit, Inc.	568	151,054
Micron Technology, Inc.*	2,409	103,226
Applied Materials, Inc.	2,016	100,598
Analog Devices, Inc.	806	90,054
Activision Blizzard, Inc.	1,674	88,588
NXP Semiconductor N.V.	717	78,239
Lam Research Corp.	315	72,800
Cognizant Technology Solutions Corp. — Class A	1,205	72,619
Autodesk, Inc.*	479	70,748
Advanced Micro Devices, Inc.*	2,369	68,677
Paychex, Inc.	784	64,892
Electronic Arts, Inc.*	643	62,898
Workday, Inc. — Class A*	358	60,846
KLA Corp.	348	55,489
Xilinx, Inc.	551	52,841
Microchip Technology, Inc.	519	48,220
Cerner Corp.	695	47,378
Synopsys, Inc.*	328	45,018
NetEase, Inc. ADR	159	42,322
Cadence Design Systems, Inc.*	611	40,375
ASML Holding N.V. — Class G	159	39,499
Western Digital Corp.	646	38,528
Check Point Software Technologies Ltd.*	332	36,354
Maxim Integrated Products, Inc.	592	34,283
Take-Two Interactive Software, Inc.*	247	30,959
Skyworks Solutions, Inc.	375	29,719
Citrix Systems, Inc.	286	27,605
NetApp, Inc.	519	27,253
Total Technology		7,639,865
Communications - 8.6%
Amazon.com, Inc.*	973	1,689,040
Facebook, Inc. — Class A*	4,775	850,332
Alphabet, Inc. — Class C*	688	838,672
Alphabet, Inc. — Class A*	605	738,790
Cisco Systems, Inc.	9,340	461,489
Comcast Corp. — Class A	9,897	446,157
Netflix, Inc.*	955	255,577
Charter Communications, Inc. — Class A*	483	199,054
Booking Holdings, Inc.*	93	182,523
T-Mobile US, Inc.*	1,865	146,906
eBay, Inc.	1,830	71,333
Baidu, Inc. ADR*	615	63,197
Sirius XM Holdings, Inc.[1]	9,710	60,736
MercadoLibre, Inc.*	108	59,533
JD.com, Inc. ADR*	2,019	56,956
VeriSign, Inc.*	258	48,667
Expedia Group, Inc.	299	40,189
Symantec Corp.	1,349	31,877
Ctrip.com International Ltd. ADR*	1,063	31,135
Liberty Global plc — Class C*	1,120	26,645
Fox Corp. — Class A	753	23,746
Fox Corp. — Class B	573	18,072
Liberty Global plc — Class A*	447	11,063
Total Communications		6,351,689
Consumer, Non-cyclical - 3.5%
PepsiCo, Inc.	3,051	418,292
PayPal Holdings, Inc.*	2,568	266,019
Amgen, Inc.	1,309	253,304
Gilead Sciences, Inc.	2,764	175,182
Mondelez International, Inc. — Class A	3,147	174,092
Celgene Corp.*	1,547	153,617
Automatic Data Processing, Inc.	947	152,865
Intuitive Surgical, Inc.*	252	136,062
Illumina, Inc.*	321	97,655
Vertex Pharmaceuticals, Inc.*	561	95,045
Biogen, Inc.*	402	93,594
Kraft Heinz Co.	2,662	74,363
Monster Beverage Corp.*	1,189	69,034
Regeneron Pharmaceuticals, Inc.*	236	65,466
Cintas Corp.	224	60,054
Verisk Analytics, Inc. — Class A	357	56,456
IDEXX Laboratories, Inc.*	188	51,123
Alexion Pharmaceuticals, Inc.*	489	47,893
Incyte Corp.*	469	34,814
Align Technology, Inc.*	174	31,480
BioMarin Pharmaceutical, Inc.*	392	26,421
Mylan N.V.*	1,126	22,272
Henry Schein, Inc.*	324	20,574
Total Consumer, Non-cyclical		2,575,677
Consumer, Cyclical - 1.7%
Costco Wholesale Corp.	960	276,586
Starbucks Corp.	2,612	230,953
Walgreens Boots Alliance, Inc.	1,971	109,016
Tesla, Inc.*,1	391	94,180
Marriott International, Inc. — Class A	719	89,422
Ross Stores, Inc.	796	87,441
O'Reilly Automotive, Inc.*	167	66,551
Dollar Tree, Inc.*	516	58,906
PACCAR, Inc.	756	52,928
Lululemon Athletica, Inc.*	268	51,598
United Airlines Holdings, Inc.*	561	49,598
Fastenal Co.	1,251	40,870
Hasbro, Inc.	275	32,640
Ulta Beauty, Inc.*	128	32,083
American Airlines Group, Inc.	972	26,215
Wynn Resorts Ltd.	235	25,549
Total Consumer, Cyclical		1,324,536
Industrial - 0.2%
CSX Corp.	1,742	120,668
J.B. Hunt Transport Services, Inc.	233	25,782
Total Industrial		146,450

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 24.5% (continued)
Utilities - 0.1%
Xcel Energy, Inc.	1,124	$72,936
Financial - 0.1%
Willis Towers Watson plc	281	54,224
Total Common Stocks
(Cost $3,955,743)		18,165,377

MUTUAL FUNDS† - 59.3%
Guggenheim Strategy Fund II2	901,371	22,381,040
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,162,787	21,541,359
Total Mutual Funds
(Cost $44,066,678)		43,922,399

	Face Amount
U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
1.82% due 11/21/19[3]	$520,000	518,678
1.93% due 10/29/19[3,4]	483,000	482,299
Total U.S. Treasury Bills
(Cost $1,000,900)		1,000,977

REPURCHASE AGREEMENTS††,5 - 15.7%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[6]	7,242,839	7,242,839
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[6]	2,329,055	2,329,055
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[6]	2,096,150	2,096,150
Total Repurchase Agreements
(Cost $11,668,044)		11,668,044

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[8]	118,242	118,242
Total Securities Lending Collateral
(Cost $118,242)		118,242
Total Investments - 101.0%
(Cost $60,809,607)		$74,875,039
Other Assets & Liabilities, net - (1.0)%		(756,191)
Total Net Assets - 100.0%		$74,118,848

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	32	Dec 2019	$4,971,360	$(41,217)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	2.41%	At Maturity	10/31/19	827	$6,405,111	$(18,632)
Goldman Sachs International	NASDAQ-100 Index	2.46%	At Maturity	10/28/19	3,866	29,957,615	(87,145)
BNP Paribas	NASDAQ-100 Index	2.69%	At Maturity	10/29/19	1,903	14,744,199	(102,917)
						$51,106,925	$(208,694)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2019.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,165,377	$—	$—	$18,165,377
Mutual Funds	43,922,399	—	—	43,922,399
U.S. Treasury Bills	—	1,000,977	—	1,000,977
Repurchase Agreements	—	11,668,044	—	11,668,044
Securities Lending Collateral	118,242	—	—	118,242
Total Assets	$62,206,018	$12,669,021	$—	$74,875,039

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$41,217	$—	$—	$41,217
Equity Index Swap Agreements**	—	208,694	—	208,694
Total Liabilities	$41,217	$208,694	$—	$249,911

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$20,292,487	$2,430,556	$(350,000)	$(3,023)	$11,020	$22,381,040	901,371	$433,067
Guggenheim Ultra Short Duration Fund — Institutional Class	11,972,309	14,478,610	(4,900,000)	(22,926)	13,366	21,541,359	2,162,787	359,871
	$32,264,796	$16,909,166	$(5,250,000)	$(25,949)	$24,386	$43,922,399		$792,938

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 32.4%
Consumer, Non-cyclical - 7.0%
Johnson & Johnson	1,415	$183,073
Procter & Gamble Co.	1,342	166,918
Merck & Company, Inc.	1,373	115,579
Coca-Cola Co.	2,063	112,310
UnitedHealth Group, Inc.	508	110,398
Pfizer, Inc.	2,965	106,532
PepsiCo, Inc.	750	102,825
Abbott Laboratories	948	79,319
Medtronic plc	719	78,098
PayPal Holdings, Inc.*	631	65,365
Philip Morris International, Inc.	834	63,325
Thermo Fisher Scientific, Inc.	215	62,623
Amgen, Inc.	322	62,310
AbbVie, Inc.	793	60,046
Eli Lilly & Co.	455	50,883
Danaher Corp.	342	49,395
Bristol-Myers Squibb Co.	877	44,473
CVS Health Corp.	697	43,960
Gilead Sciences, Inc.	679	43,035
Mondelez International, Inc. — Class A	773	42,762
Altria Group, Inc.	1,002	40,982
Celgene Corp.*	380	37,734
Automatic Data Processing, Inc.	233	37,611
Stryker Corp.	172	37,204
Becton Dickinson and Co.	145	36,679
Colgate-Palmolive Co.	460	33,815
Intuitive Surgical, Inc.*	62	33,476
Anthem, Inc.	137	32,894
S&P Global, Inc.	132	32,337
Zoetis, Inc.	256	31,895
Cigna Corp.	202	30,662
Boston Scientific Corp.*	747	30,395
Allergan plc	176	29,619
Kimberly-Clark Corp.	185	26,279
Global Payments, Inc.	161	25,599
Edwards Lifesciences Corp.*	111	24,410
Illumina, Inc.*	79	24,034
Baxter International, Inc.	274	23,967
Estee Lauder Companies, Inc. — Class A	119	23,675
Vertex Pharmaceuticals, Inc.*	138	23,380
Biogen, Inc.*	99	23,049
Sysco Corp.	275	21,835
Constellation Brands, Inc. — Class A	90	18,655
Humana, Inc.	72	18,408
General Mills, Inc.	324	17,859
Moody's Corp.	87	17,820
HCA Healthcare, Inc.	143	17,220
Zimmer Biomet Holdings, Inc.	110	15,100
IQVIA Holdings, Inc.*	98	14,639
IHS Markit Ltd.*	215	14,379
Verisk Analytics, Inc. — Class A	88	13,916
Tyson Foods, Inc. — Class A	158	13,610
McKesson Corp.	99	13,529
FleetCor Technologies, Inc.*	46	13,192
IDEXX Laboratories, Inc.*	46	12,509
Hershey Co.	80	12,399
Archer-Daniels-Midland Co.	299	12,280
Cintas Corp.	45	12,064
Monster Beverage Corp.*	207	12,018
Regeneron Pharmaceuticals, Inc.*	43	11,928
Alexion Pharmaceuticals, Inc.*	120	11,753
Corteva, Inc.	401	11,228
Kroger Co.	428	11,034
ResMed, Inc.	77	10,403
McCormick & Company, Inc.	66	10,316
Clorox Co.	67	10,175
Church & Dwight Company, Inc.	132	9,932
Centene Corp.*	222	9,604
Kraft Heinz Co.	334	9,330
Equifax, Inc.	65	9,144
Laboratory Corporation of America Holdings*	52	8,736
Kellogg Co.	133	8,559
Teleflex, Inc.	25	8,494
Cooper Companies, Inc.	27	8,019
Conagra Brands, Inc.	261	8,008
Quest Diagnostics, Inc.	72	7,706
Cardinal Health, Inc.	160	7,550
Hologic, Inc.*	143	7,220
Incyte Corp.*	96	7,126
Align Technology, Inc.*	39	7,056
WellCare Health Plans, Inc.*	27	6,998
Gartner, Inc.*	48	6,864
AmerisourceBergen Corp. — Class A	82	6,751
JM Smucker Co.	61	6,711
MarketAxess Holdings, Inc.	20	6,550
Universal Health Services, Inc. — Class B	44	6,545
Hormel Foods Corp.	149	6,516
Dentsply Sirona, Inc.	120	6,397
Brown-Forman Corp. — Class B	98	6,152
Varian Medical Systems, Inc.*	49	5,835
Molson Coors Brewing Co. — Class B	101	5,808
Lamb Weston Holdings, Inc.	78	5,672
Mylan N.V.*	277	5,479
Avery Dennison Corp.	45	5,111
United Rentals, Inc.*	41	5,110
Henry Schein, Inc.*	79	5,017
ABIOMED, Inc.*	24	4,269
Campbell Soup Co.	90	4,223
Perrigo Company plc	73	4,080
Nielsen Holdings plc	191	4,059
Robert Half International, Inc.	63	3,507
DaVita, Inc.*	52	2,968
Quanta Services, Inc.	76	2,873
Rollins, Inc.	75	2,555
H&R Block, Inc.	108	2,551
Nektar Therapeutics*	94	1,712
Coty, Inc. — Class A	158	1,660
Total Consumer, Non-cyclical		2,879,651
Financial - 5.8%
Berkshire Hathaway, Inc. — Class B*	1,051	218,629
JPMorgan Chase & Co.	1,714	201,721
Visa, Inc. — Class A	926	159,281

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 32.4% (continued)
Financial - 5.8% (continued)
Bank of America Corp.	4,490	$130,973
Mastercard, Inc. — Class A	479	130,082
Wells Fargo & Co.	2,150	108,446
Citigroup, Inc.	1,211	83,656
American Tower Corp. — Class A REIT	237	52,408
American Express Co.	365	43,172
U.S. Bancorp	769	42,556
CME Group, Inc. — Class A	192	40,577
Chubb Ltd.	244	39,391
Goldman Sachs Group, Inc.	173	35,851
PNC Financial Services Group, Inc.	239	33,498
Crown Castle International Corp. REIT	223	30,999
Prologis, Inc. REIT	338	28,804
Morgan Stanley	673	28,717
BlackRock, Inc. — Class A	63	28,075
Intercontinental Exchange, Inc.	300	27,681
Marsh & McLennan Companies, Inc.	271	27,114
Charles Schwab Corp.	624	26,102
American International Group, Inc.	466	25,956
Equinix, Inc. REIT	45	25,956
Simon Property Group, Inc. REIT	165	25,682
Aon plc	126	24,390
Progressive Corp.	313	24,179
Capital One Financial Corp.	252	22,927
BB&T Corp.	411	21,935
Travelers Companies, Inc.	140	20,817
Bank of New York Mellon Corp.	460	20,796
Aflac, Inc.	397	20,771
MetLife, Inc.	427	20,137
Welltower, Inc. REIT	217	19,671
Public Storage REIT	80	19,622
Prudential Financial, Inc.	216	19,429
Allstate Corp.	176	19,128
SunTrust Banks, Inc.	238	16,374
AvalonBay Communities, Inc. REIT	75	16,150
Equity Residential REIT	187	16,131
SBA Communications Corp. REIT	61	14,710
Ventas, Inc. REIT	200	14,606
Digital Realty Trust, Inc. REIT	112	14,539
T. Rowe Price Group, Inc.	126	14,396
Discover Financial Services	171	13,866
Willis Towers Watson plc	69	13,315
Realty Income Corp. REIT	171	13,112
State Street Corp.	200	11,838
Hartford Financial Services Group, Inc.	194	11,758
Essex Property Trust, Inc. REIT	35	11,433
M&T Bank Corp.	72	11,374
Synchrony Financial	327	11,147
Weyerhaeuser Co. REIT	399	11,052
Fifth Third Bancorp	392	10,733
Northern Trust Corp.	115	10,732
Ameriprise Financial, Inc.	70	10,297
Boston Properties, Inc. REIT	77	9,984
KeyCorp	538	9,598
CBRE Group, Inc. — Class A*	180	9,542
Cincinnati Financial Corp.	81	9,450
Alexandria Real Estate Equities, Inc. REIT	61	9,396
HCP, Inc. REIT	263	9,371
Arthur J Gallagher & Co.	100	8,957
First Republic Bank	90	8,703
Citizens Financial Group, Inc.	240	8,489
Regions Financial Corp.	535	8,464
Extra Space Storage, Inc. REIT	69	8,061
Principal Financial Group, Inc.	139	7,943
Huntington Bancshares, Inc.	556	7,934
Mid-America Apartment Communities, Inc. REIT	61	7,931
UDR, Inc. REIT	157	7,611
Loews Corp.	139	7,156
Cboe Global Markets, Inc.	60	6,895
Host Hotels & Resorts, Inc. REIT	391	6,760
Duke Realty Corp. REIT	194	6,590
Lincoln National Corp.	107	6,454
Regency Centers Corp. REIT	90	6,254
Nasdaq, Inc.	62	6,160
Everest Re Group Ltd.	22	5,854
SVB Financial Group*	28	5,851
E*TRADE Financial Corp.	129	5,636
Raymond James Financial, Inc.	66	5,442
Vornado Realty Trust REIT	85	5,412
Comerica, Inc.	80	5,279
Western Union Co.	227	5,260
Globe Life, Inc.	54	5,171
Federal Realty Investment Trust REIT	37	5,037
Iron Mountain, Inc. REIT	154	4,988
Kimco Realty Corp. REIT	226	4,719
Franklin Resources, Inc.	151	4,358
Zions Bancorp North America	95	4,229
Apartment Investment & Management Co. — Class A REIT	80	4,171
Assurant, Inc.	33	4,152
SL Green Realty Corp. REIT	44	3,597
Invesco Ltd.	207	3,507
People's United Financial, Inc.	214	3,346
Unum Group	112	3,329
Alliance Data Systems Corp.	22	2,819
Affiliated Managers Group, Inc.	27	2,250
Macerich Co. REIT	59	1,864
Total Financial		2,370,666
Technology - 5.6%
Microsoft Corp.	4,092	568,911
Apple, Inc.	2,277	509,980
Intel Corp.	2,375	122,384
Adobe, Inc.*	260	71,825
salesforce.com, Inc.*	470	69,767
International Business Machines Corp.	475	69,075
Accenture plc — Class A	342	65,784
Oracle Corp.	1,180	64,935
Texas Instruments, Inc.	501	64,749
Broadcom, Inc.	213	58,803

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 32.4% (continued)
Technology - 5.6% (continued)
NVIDIA Corp.	326	$56,747
QUALCOMM, Inc.	652	49,735
Fidelity National Information Services, Inc.	329	43,678
Intuit, Inc.	139	36,966
Fiserv, Inc.*	306	31,698
Micron Technology, Inc.*	592	25,367
Applied Materials, Inc.	495	24,701
Analog Devices, Inc.	198	22,123
Activision Blizzard, Inc.	411	21,750
Cognizant Technology Solutions Corp. — Class A	296	17,838
Lam Research Corp.	77	17,795
Autodesk, Inc.*	118	17,429
Advanced Micro Devices, Inc.*	582	16,872
Electronic Arts, Inc.*	158	15,456
HP, Inc.	794	15,022
Paychex, Inc.	171	14,154
KLA Corp.	85	13,553
Xilinx, Inc.	135	12,947
Microchip Technology, Inc.	128	11,892
Cerner Corp.	171	11,657
Synopsys, Inc.*	81	11,117
Hewlett Packard Enterprise Co.	700	10,619
ANSYS, Inc.*	45	9,961
Cadence Design Systems, Inc.*	150	9,912
MSCI, Inc. — Class A	45	9,799
Western Digital Corp.	159	9,483
Maxim Integrated Products, Inc.	145	8,397
Akamai Technologies, Inc.*	88	8,041
Take-Two Interactive Software, Inc.*	61	7,646
Broadridge Financial Solutions, Inc.	61	7,590
Skyworks Solutions, Inc.	92	7,291
Seagate Technology plc	127	6,831
NetApp, Inc.	128	6,721
Citrix Systems, Inc.	66	6,370
Leidos Holdings, Inc.	72	6,183
Jack Henry & Associates, Inc.	41	5,985
Fortinet, Inc.*	76	5,834
Qorvo, Inc.*	63	4,671
DXC Technology Co.	140	4,130
Xerox Holdings Corp.	102	3,051
IPG Photonics Corp.*	19	2,576
Total Technology		2,295,801
Communications - 4.8%
Amazon.com, Inc.*	223	387,108
Facebook, Inc. — Class A*	1,290	229,723
Alphabet, Inc. — Class C*	162	197,478
Alphabet, Inc. — Class A*	161	196,603
AT&T, Inc.	3,916	148,181
Verizon Communications, Inc.	2,217	133,818
Walt Disney Co.	966	125,889
Cisco Systems, Inc.	2,276	112,457
Comcast Corp. — Class A	2,432	109,635
Netflix, Inc.*	235	62,891
Booking Holdings, Inc.*	23	45,140
Charter Communications, Inc. — Class A*	87	35,854
Twitter, Inc.*	414	17,057
eBay, Inc.	423	16,489
Motorola Solutions, Inc.	89	15,167
T-Mobile US, Inc.*	169	13,312
Corning, Inc.	419	11,950
VeriSign, Inc.*	56	10,563
Expedia Group, Inc.	75	10,081
CDW Corp.	78	9,613
Omnicom Group, Inc.	117	9,161
Symantec Corp.	305	7,207
CBS Corp. — Class B	175	7,065
Arista Networks, Inc.*	29	6,929
CenturyLink, Inc.	526	6,564
Fox Corp. — Class A	190	5,992
Discovery, Inc. — Class C*	186	4,579
Juniper Networks, Inc.	185	4,579
Viacom, Inc. — Class B	190	4,566
F5 Networks, Inc.*	32	4,493
Interpublic Group of Companies, Inc.	208	4,485
DISH Network Corp. — Class A*	129	4,395
News Corp. — Class A	207	2,881
Fox Corp. — Class B	87	2,744
Discovery, Inc. — Class A*	85	2,264
TripAdvisor, Inc.*	56	2,166
News Corp. — Class B	65	929
Total Communications		1,970,008
Industrial - 3.0%
Boeing Co.	287	109,195
Honeywell International, Inc.	386	65,311
Union Pacific Corp.	378	61,228
United Technologies Corp.	435	59,386
Lockheed Martin Corp.	133	51,878
3M Co.	308	50,635
United Parcel Service, Inc. — Class B	374	44,813
General Electric Co.	4,678	41,821
Caterpillar, Inc.	302	38,146
Northrop Grumman Corp.	84	31,483
CSX Corp.	428	29,648
Raytheon Co.	149	29,232
Deere & Co.	169	28,507
Norfolk Southern Corp.	141	25,332
L3Harris Technologies, Inc.	120	25,037
Illinois Tool Works, Inc.	158	24,726
Waste Management, Inc.	209	24,035
General Dynamics Corp.	125	22,841
Emerson Electric Co.	330	22,064
Roper Technologies, Inc.	56	19,970
FedEx Corp.	129	18,778
Johnson Controls International plc	427	18,741
Eaton Corporation plc	225	18,709
TE Connectivity Ltd.	180	16,772
Ingersoll-Rand plc	130	16,017
Amphenol Corp. — Class A	159	15,344
TransDigm Group, Inc.	27	14,058
Cummins, Inc.	85	13,827
Ball Corp.	178	12,960
Agilent Technologies, Inc.	166	12,721
Parker-Hannifin Corp.	69	12,462
Stanley Black & Decker, Inc.	81	11,697

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 32.4% (continued)
Industrial - 3.0% (continued)
AMETEK, Inc.	122	$11,202
Fortive Corp.	158	10,833
Vulcan Materials Co.	71	10,738
Rockwell Automation, Inc.	63	10,382
Keysight Technologies, Inc.*	101	9,822
Republic Services, Inc. — Class A	113	9,780
Mettler-Toledo International, Inc.*	13	9,157
Martin Marietta Materials, Inc.	33	9,045
Amcor plc	871	8,492
Waters Corp.*	36	8,036
Dover Corp.	78	7,766
Xylem, Inc.	97	7,723
Kansas City Southern	54	7,182
Wabtec Corp.	98	7,042
Expeditors International of Washington, Inc.	92	6,835
IDEX Corp.	41	6,719
Jacobs Engineering Group, Inc.	73	6,680
Garmin Ltd.	77	6,521
Masco Corp.	155	6,460
CH Robinson Worldwide, Inc.	73	6,189
Textron, Inc.	123	6,022
Packaging Corporation of America	51	5,411
Arconic, Inc.	208	5,408
Allegion plc	50	5,183
PerkinElmer, Inc.	60	5,110
J.B. Hunt Transport Services, Inc.	46	5,090
Westrock Co.	138	5,030
Snap-on, Inc.	30	4,696
Huntington Ingalls Industries, Inc.	22	4,659
Fortune Brands Home & Security, Inc.	75	4,103
FLIR Systems, Inc.	73	3,839
AO Smith Corp.	74	3,531
Sealed Air Corp.	83	3,446
Pentair plc	90	3,402
Flowserve Corp.	70	3,270
Total Industrial		1,222,178
Consumer, Cyclical - 2.8%
Home Depot, Inc.	587	136,196
Walmart, Inc.	762	90,434
McDonald's Corp.	407	87,387
Costco Wholesale Corp.	236	67,994
NIKE, Inc. — Class B	671	63,020
Starbucks Corp.	642	56,766
Lowe's Companies, Inc.	414	45,523
TJX Companies, Inc.	648	36,119
Target Corp.	274	29,293
General Motors Co.	674	25,261
Walgreens Boots Alliance, Inc.	407	22,511
Dollar General Corp.	138	21,934
Ross Stores, Inc.	196	21,531
Ford Motor Co.	2,101	19,245
Yum! Brands, Inc.	163	18,489
Marriott International, Inc. — Class A	147	18,283
Delta Air Lines, Inc.	310	17,856
O'Reilly Automotive, Inc.*	41	16,339
VF Corp.	175	15,573
Dollar Tree, Inc.*	127	14,498
Hilton Worldwide Holdings, Inc.	154	14,339
AutoZone, Inc.*	13	14,100
Southwest Airlines Co.	259	13,989
PACCAR, Inc.	186	13,022
Aptiv plc	137	11,977
Chipotle Mexican Grill, Inc. — Class A*	14	11,767
United Airlines Holdings, Inc.*	118	10,432
Fastenal Co.	307	10,030
Royal Caribbean Cruises Ltd.	92	9,966
DR Horton, Inc.	180	9,488
Carnival Corp.	215	9,398
Copart, Inc.*	108	8,676
Best Buy Company, Inc.	124	8,555
Lennar Corp. — Class A	152	8,489
Ulta Beauty, Inc.*	32	8,021
CarMax, Inc.*	89	7,832
Darden Restaurants, Inc.	66	7,803
Genuine Parts Co.	78	7,768
MGM Resorts International	280	7,762
Hasbro, Inc.	63	7,477
NVR, Inc.*	2	7,435
WW Grainger, Inc.	24	7,131
Advance Auto Parts, Inc.	38	6,285
Norwegian Cruise Line Holdings Ltd.*	116	6,005
Tractor Supply Co.	64	5,788
American Airlines Group, Inc.	212	5,718
Wynn Resorts Ltd.	52	5,653
Whirlpool Corp.	34	5,384
Tiffany & Co.	58	5,373
LKQ Corp.*	165	5,189
PulteGroup, Inc.	138	5,044
Alaska Air Group, Inc.	66	4,284
Kohl's Corp.	85	4,221
BorgWarner, Inc.	111	4,071
Tapestry, Inc.	154	4,012
Mohawk Industries, Inc.*	32	3,970
Newell Brands, Inc.	204	3,819
PVH Corp.	40	3,529
Harley-Davidson, Inc.	84	3,022
Hanesbrands, Inc.	194	2,972
Leggett & Platt, Inc.	70	2,866
Capri Holdings Ltd.*	81	2,686
Ralph Lauren Corp. — Class A	28	2,673
Macy's, Inc.	166	2,580
L Brands, Inc.	124	2,429
Under Armour, Inc. — Class A*	101	2,014
Gap, Inc.	115	1,996
Nordstrom, Inc.	57	1,919
Under Armour, Inc. — Class C*	104	1,886
Total Consumer, Cyclical		1,145,097
Energy - 1.5%
Exxon Mobil Corp.	2,268	160,144
Chevron Corp.	1,018	120,735
ConocoPhillips	595	33,903
Schlumberger Ltd.	741	25,320

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 32.4% (continued)
Energy - 1.5% (continued)
Phillips 66	240	$24,576
EOG Resources, Inc.	311	23,082
Kinder Morgan, Inc.	1,044	21,517
Marathon Petroleum Corp.	353	21,445
Occidental Petroleum Corp.	480	21,346
Valero Energy Corp.	222	18,923
ONEOK, Inc.	221	16,285
Williams Companies, Inc.	650	15,639
Pioneer Natural Resources Co.	90	11,319
Halliburton Co.	470	8,860
Hess Corp.	139	8,407
Baker Hughes a GE Co.	348	8,074
Diamondback Energy, Inc.	87	7,822
Concho Resources, Inc.	108	7,333
Noble Energy, Inc.	256	5,750
TechnipFMC plc	225	5,431
Marathon Oil Corp.	431	5,288
Devon Energy Corp.	217	5,221
Apache Corp.	202	5,171
National Oilwell Varco, Inc.	207	4,388
HollyFrontier Corp.	81	4,345
Cabot Oil & Gas Corp. — Class A	224	3,936
Cimarex Energy Co.	54	2,589
Helmerich & Payne, Inc.	59	2,364
Total Energy		599,213
Utilities - 1.2%
NextEra Energy, Inc.	262	61,043
Duke Energy Corp.	391	37,481
Dominion Energy, Inc.	441	35,739
Southern Co.	560	34,591
Exelon Corp.	521	25,169
American Electric Power Company, Inc.	265	24,828
Sempra Energy	147	21,699
Xcel Energy, Inc.	281	18,234
Public Service Enterprise Group, Inc.	271	16,824
Consolidated Edison, Inc.	178	16,816
WEC Energy Group, Inc.	169	16,072
Eversource Energy	173	14,786
Edison International	192	14,481
FirstEnergy Corp.	289	13,938
DTE Energy Co.	98	13,030
Entergy Corp.	107	12,558
PPL Corp.	387	12,187
American Water Works Company, Inc.	97	12,050
Ameren Corp.	132	10,567
CMS Energy Corp.	152	9,720
Evergy, Inc.	126	8,387
CenterPoint Energy, Inc.	269	8,118
Atmos Energy Corp.	63	7,175
Alliant Energy Corp.	127	6,849
NiSource, Inc.	200	5,984
Pinnacle West Capital Corp.	60	5,824
AES Corp.	356	5,817
NRG Energy, Inc.	136	5,386
Total Utilities		475,353
Basic Materials - 0.7%
Linde plc	290	56,179
DuPont de Nemours, Inc.	400	28,524
Ecolab, Inc.	134	26,537
Air Products & Chemicals, Inc.	118	26,179
Sherwin-Williams Co.	44	24,194
Dow, Inc.	398	18,965
Newmont Goldcorp Corp.	440	16,685
PPG Industries, Inc.	127	15,051
LyondellBasell Industries N.V. — Class A	138	12,347
International Paper Co.	211	8,824
Nucor Corp.	163	8,298
Celanese Corp. — Class A	66	8,071
Freeport-McMoRan, Inc.	778	7,445
International Flavors & Fragrances, Inc.	57	6,993
FMC Corp.	70	6,138
CF Industries Holdings, Inc.	117	5,756
Eastman Chemical Co.	73	5,390
Albemarle Corp.	57	3,963
Mosaic Co.	190	3,895
Total Basic Materials		289,434
Total Common Stocks
(Cost $12,931,925)		13,247,401

MUTUAL FUNDS† - 35.3%
Guggenheim Strategy Fund II1	335,507	8,330,650
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	616,053	6,135,885
Total Mutual Funds
(Cost $14,449,212)		14,466,535

	Face Amount
U.S. TREASURY BILLS†† - 2.5%
U.S. Treasury Bills
1.82% due 11/21/19[2]	$630,000	628,399
1.77% due 11/21/19[2]	300,000	299,237
1.93% due 10/29/19[2,3]	89,000	88,871
Total U.S. Treasury Bills
(Cost $1,016,463)		1,016,507

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 2.4%
Federal Farm Credit Bank
2.15% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[4]	$1,000,000	$999,432
Total Federal Agency Notes
(Cost $1,000,000)		999,432

REPURCHASE AGREEMENTS††,5 - 18.1%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[6]	4,615,626	4,615,626
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[6]	1,484,231	1,484,231
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[6]	1,335,808	1,335,808
Total Repurchase Agreements
(Cost $7,435,665)		7,435,665
Total Investments - 90.7%
(Cost $36,833,265)		$37,165,540
Other Assets & Liabilities, net - 9.3%		3,822,059
Total Net Assets - 100.0%		$40,987,599

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	14	Dec 2019	$2,084,425	$(16,692)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	2.36%	At Maturity	10/31/19	2,986	$8,889,171	$(2,628)
Goldman Sachs International	S&P 500 Index	2.36%	At Maturity	10/28/19	11,220	33,400,339	(8,115)
BNP Paribas	S&P 500 Index	2.59%	At Maturity	10/29/19	1,279	3,807,558	(10,398)
						$46,097,068	$(21,141)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,247,401	$—	$—	$13,247,401
Mutual Funds	14,466,535	—	—	14,466,535
U.S. Treasury Bills	—	1,016,507	—	1,016,507
Federal Agency Notes	—	999,432	—	999,432
Repurchase Agreements	—	7,435,665	—	7,435,665
Total Assets	$27,713,936	$9,451,604	$—	$37,165,540

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$16,692	$—	$—	$16,692
Equity Index Swap Agreements**	—	21,141	—	21,141
Total Liabilities	$16,692	$21,141	$—	$37,833

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,405,341	$6,723,842	$(8,800,000)	$(22,059)	$23,526	$8,330,650	335,507	$174,696
Guggenheim Ultra Short Duration Fund — Institutional Class	6,167,022	8,670,229	(8,700,000)	2,300	(3,666)	6,135,885	616,053	170,878
	$16,572,363	$15,394,071	$(17,500,000)	$(19,759)	$19,860	$14,466,535		$345,574

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 95.5%
Mining - 95.5%
Newmont Goldcorp Corp.	41,388	$1,569,433
Barrick Gold Corp.	86,818	1,504,556
Franco-Nevada Corp.	12,938	1,179,428
Freeport-McMoRan, Inc.	108,878	1,041,962
Agnico Eagle Mines Ltd.	18,626	998,540
Wheaton Precious Metals Corp.	36,712	963,323
Kirkland Lake Gold Ltd.	18,735	839,328
Royal Gold, Inc.	6,611	814,541
AngloGold Ashanti Ltd. ADR	41,185	752,450
Kinross Gold Corp.*	142,929	657,473
Gold Fields Ltd. ADR	116,649	573,913
Sibanye Gold Ltd. ADR*,1	104,557	564,608
B2Gold Corp.*	171,090	552,621
Yamana Gold, Inc.	166,972	530,971
Pan American Silver Corp.	31,461	493,309
Alamos Gold, Inc. — Class A	71,501	414,706
Pretium Resources, Inc.*,1	35,894	413,140
Novagold Resources, Inc.*	65,606	398,228
IAMGOLD Corp.*	110,502	376,812
First Majestic Silver Corp.*,1	40,766	370,563
SSR Mining, Inc.*	24,485	355,522
Eldorado Gold Corp.*	40,696	316,208
Osisko Gold Royalties Ltd.	31,291	291,006
Coeur Mining, Inc.*	59,574	286,551
Sandstorm Gold Ltd.*	50,544	285,068
Hecla Mining Co.	159,855	281,345
MAG Silver Corp.*	25,688	272,550
Seabridge Gold, Inc.*,1	19,030	240,920
Fortuna Silver Mines, Inc.*	64,948	200,689
Gold Resource Corp.	40,023	122,070
Total Mining		17,661,834
Total Common Stocks
(Cost $8,374,917)		17,661,834

RIGHTS†††,2 - 0.0%
Mining - 0.0%
Pan American Silver Corp.*	80,321	–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 3.9%
VanEck Vectors Junior Gold Miners ETF	20,162	731,074
Total Exchange-Traded Funds
(Cost $409,961)		731,074

	Face Amount
REPURCHASE AGREEMENTS††,3 - 1.2%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$132,072	132,072
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	42,470	42,470
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	38,223	38,223
Total Repurchase Agreements
(Cost $212,765)		212,765

	Shares
SECURITIES LENDING COLLATERAL†,4 - 3.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[5]	680,472	680,472
Total Securities Lending Collateral
(Cost $680,472)		680,472
Total Investments - 104.3%
(Cost $9,678,115)		$19,286,145
Other Assets & Liabilities, net - (4.3)%		(801,456)
Total Net Assets - 100.0%		$18,484,689

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of September 30, 2019.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$17,661,834	$—	$—		$17,661,834
Rights	—	—	—	*	—
Exchange-Traded Funds	731,074	—	—		731,074
Repurchase Agreements	—	212,765	—		212,765
Securities Lending Collateral	680,472	—	—		680,472
Total Assets	$19,073,380	$212,765	$—		$19,286,145

*	Security has a market value of $0.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
REITs - 96.1%
REITs-Diversified - 22.6%
American Tower Corp. — Class A	2,213	$489,361
Crown Castle International Corp.	2,738	380,609
Equinix, Inc.	608	350,694
Digital Realty Trust, Inc.	2,146	278,572
SBA Communications Corp.	1,068	257,548
Weyerhaeuser Co.	8,302	229,965
WP Carey, Inc.	2,221	198,780
Vornado Realty Trust	2,828	180,059
Duke Realty Corp.	5,279	179,328
VICI Properties, Inc.	7,159	162,151
Lamar Advertising Co. — Class A	1,801	147,556
Gaming and Leisure Properties, Inc.	3,750	143,400
New Residential Investment Corp.	8,422	132,057
CoreSite Realty Corp.	1,027	125,140
EPR Properties	1,614	124,052
Outfront Media, Inc.	3,661	101,703
Rayonier, Inc.	3,447	97,205
PotlatchDeltic Corp.	2,037	83,690
GEO Group, Inc.	4,242	73,556
CoreCivic, Inc.	4,241	73,285
Uniti Group, Inc.	8,005	62,159
Total REITs-Diversified		3,870,870
REITs-Apartments - 11.5%
Equity Residential	3,343	288,367
AvalonBay Communities, Inc.	1,303	280,575
Essex Property Trust, Inc.	720	235,188
Invitation Homes, Inc.	6,841	202,562
Mid-America Apartment Communities, Inc.	1,508	196,055
UDR, Inc.	3,970	192,466
Camden Property Trust	1,505	167,070
Apartment Investment & Management Co. — Class A	2,737	142,707
American Homes 4 Rent — Class A	5,506	142,550
American Campus Communities, Inc.	2,743	131,883
Total REITs-Apartments		1,979,423
REITs-Office Property - 11.3%
Boston Properties, Inc.	1,769	229,369
Alexandria Real Estate Equities, Inc.	1,376	211,959
Kilroy Realty Corp.	1,828	142,383
Douglas Emmett, Inc.	3,295	141,125
SL Green Realty Corp.	1,622	132,599
Cousins Properties, Inc.	3,173	119,273
JBG SMITH Properties	2,967	116,336
Hudson Pacific Properties, Inc.	3,455	115,604
Highwoods Properties, Inc.	2,439	109,609
Equity Commonwealth	3,079	105,456
Corporate Office Properties Trust	3,162	94,164
Paramount Group, Inc.	6,817	91,007
Brandywine Realty Trust	5,505	83,401
Piedmont Office Realty Trust, Inc. — Class A	3,988	83,269
Empire State Realty Trust, Inc. — Class A	5,796	82,709
Columbia Property Trust, Inc.	3,807	80,518
Total REITs-Office Property		1,938,781
REITs-Health Care - 9.6%
Welltower, Inc.	3,379	306,306
Ventas, Inc.	3,599	262,835
HCP, Inc.	5,945	211,820
Omega Healthcare Investors, Inc.	3,768	157,465
Medical Properties Trust, Inc.	7,766	151,903
Healthcare Trust of America, Inc. — Class A	4,264	125,276
Sabra Health Care REIT, Inc.	4,663	107,063
Healthcare Realty Trust, Inc.	3,155	105,693
Physicians Realty Trust	5,246	93,117
Senior Housing Properties Trust	8,476	78,445
CareTrust REIT, Inc.	3,251	76,415
Total REITs-Health Care		1,676,338
REITs-Warehouse/Industries - 7.9%
Prologis, Inc.	4,392	374,286
CyrusOne, Inc.	1,955	154,641
Liberty Property Trust	2,835	145,521
Americold Realty Trust	3,680	136,418
First Industrial Realty Trust, Inc.	2,890	114,328
Rexford Industrial Realty, Inc.	2,542	111,899
EastGroup Properties, Inc.	872	109,017
STAG Industrial, Inc.	3,350	98,758
QTS Realty Trust, Inc. — Class A	1,728	88,837
Total REITs-Warehouse/Industries		1,333,705
REITs-Shopping Centers - 6.5%
Regency Centers Corp.	2,531	175,879
Federal Realty Investment Trust	1,193	162,415
Kimco Realty Corp.	7,323	152,904
Brixmor Property Group, Inc.	6,197	125,737
Weingarten Realty Investors	3,399	99,013
SITE Centers Corp.	5,603	84,661
Retail Properties of America, Inc. — Class A	6,793	83,690
Urban Edge Properties	4,023	79,615
Acadia Realty Trust	2,742	78,366
Retail Opportunity Investments Corp.	3,984	72,628
Total REITs-Shopping Centers		1,114,908
REITs-Hotels - 6.1%
Host Hotels & Resorts, Inc.	10,491	181,389
MGM Growth Properties LLC — Class A	4,896	147,125
Park Hotels & Resorts, Inc.	4,522	112,914
Service Properties Trust	4,174	107,648
Ryman Hospitality Properties, Inc.	1,278	104,553
Apple Hospitality REIT, Inc.	5,942	98,518
Pebblebrook Hotel Trust	3,531	98,232
Sunstone Hotel Investors, Inc.	6,501	89,324
RLJ Lodging Trust	5,109	86,802
Total REITs-Hotels		1,026,505

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
REITs - 96.1% (continued)
REITs-Storage - 5.5%
Public Storage	1,329	$325,964
Extra Space Storage, Inc.	1,696	198,127
Iron Mountain, Inc.	4,819	156,087
CubeSmart	3,721	129,863
Life Storage, Inc.	1,065	112,262
Total REITs-Storage		922,303
REITs-Mortgage - 5.1%
Annaly Capital Management, Inc.	20,474	180,171
AGNC Investment Corp.	9,291	149,492
Starwood Property Trust, Inc.	5,432	131,563
Blackstone Mortgage Trust, Inc. — Class A	3,092	110,848
Chimera Investment Corp.	4,891	95,668
Two Harbors Investment Corp.	7,215	94,733
Apollo Commercial Real Estate Finance, Inc.	4,476	85,805
Total REITs-Mortgage		848,280
REITs-Regional Malls - 4.0%
Simon Property Group, Inc.	2,270	353,326
Macerich Co.[1]	3,409	107,690
Taubman Centers, Inc.	1,973	80,558
Brookfield Property REIT, Inc. — Class A	3,112	63,454
Tanger Factory Outlet Centers, Inc.[1]	3,947	61,100
Total REITs-Regional Malls		666,128
REITs-Single Tenant - 3.9%
Realty Income Corp.	3,259	249,900
National Retail Properties, Inc.	2,811	158,540
STORE Capital Corp.	3,984	149,041
Spirit Realty Capital, Inc.	2,212	105,866
Total REITs-Single Tenant		663,347
REITs-Manufactured Homes - 2.1%
Sun Communities, Inc.	1,257	186,602
Equity LifeStyle Properties, Inc.	1,329	177,554
Total REITs-Manufactured Homes		364,156
Total REITs		16,404,744
Real Estate - 3.4%
Real Estate Management/Services - 2.7%
CBRE Group, Inc. — Class A*	4,050	214,690
Jones Lang LaSalle, Inc.	996	138,504
Redfin Corp.*,1	3,952	66,552
Realogy Holdings Corp.[1]	7,116	47,535
Total Real Estate Management/Services		467,281
Real Estate Operations/Development - 0.7%
Howard Hughes Corp.*	914	118,454
Total Real Estate		585,735
Total Common Stocks
(Cost $11,152,417)		16,990,479

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$89,257	89,257
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	28,702	28,702
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	25,832	25,832
Total Repurchase Agreements
(Cost $143,791)		143,791

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	132,455	132,455
Total Securities Lending Collateral
(Cost $132,455)		132,455
Total Investments - 101.1%
(Cost $11,428,663)		$17,266,725
Other Assets & Liabilities, net - (1.1)%		(184,107)
Total Net Assets - 100.0%		$17,082,618

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,990,479	$—	$—	$16,990,479
Repurchase Agreements	—	143,791	—	143,791
Securities Lending Collateral	132,455	—	—	132,455
Total Assets	$17,122,934	$143,791	$—	$17,266,725

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Retail - 66.3%
Walmart, Inc.	3,193	$378,945
Home Depot, Inc.	1,436	333,181
Costco Wholesale Corp.	815	234,810
Lowe's Companies, Inc.	1,724	189,571
TJX Companies, Inc.	2,999	167,164
Target Corp.	1,420	151,812
Walgreens Boots Alliance, Inc.	2,680	148,231
Dollar General Corp.	828	131,602
Ross Stores, Inc.	1,187	130,392
O'Reilly Automotive, Inc.*	286	113,974
Dollar Tree, Inc.*	940	107,310
AutoZone, Inc.*	94	101,954
Best Buy Company, Inc.	1,305	90,032
Ulta Beauty, Inc.*	328	82,213
Genuine Parts Co.	802	79,871
CarMax, Inc.*	898	79,024
Burlington Stores, Inc.*	379	75,732
Advance Auto Parts, Inc.	452	74,761
Tiffany & Co.	770	71,325
Tractor Supply Co.	757	68,463
Kohl's Corp.	1,225	60,834
Five Below, Inc.*	436	54,980
Gap, Inc.	3,120	54,163
Carvana Co.*	799	52,734
Nordstrom, Inc.	1,503	50,606
Williams-Sonoma, Inc.	730	49,625
L Brands, Inc.	2,522	49,406
Floor & Decor Holdings, Inc. — Class A*	939	48,030
Macy's, Inc.	3,021	46,946
Foot Locker, Inc.	1,053	45,448
Qurate Retail, Inc. — Class A*	4,263	43,973
AutoNation, Inc.*	863	43,754
Dick's Sporting Goods, Inc.	1,033	42,157
Ollie's Bargain Outlet Holdings, Inc.*	675	39,582
BJ's Wholesale Club Holdings, Inc.*	1,515	39,193
Urban Outfitters, Inc.*	1,374	38,596
RH*	216	36,899
American Eagle Outfitters, Inc.	2,106	34,159
Dillard's, Inc. — Class A1	436	28,824
Sally Beauty Holdings, Inc.*	1,885	28,068
Michaels Companies, Inc.*	2,722	26,648
Bed Bath & Beyond, Inc.	2,434	25,898
Designer Brands, Inc. — Class A	1,351	23,129
Children's Place, Inc.	292	22,481
Big Lots, Inc.	838	20,531
Abercrombie & Fitch Co. — Class A	1,296	20,218
At Home Group, Inc.*	1,727	16,614
Total Retail		3,853,863
Internet - 30.6%
Amazon.com, Inc.*	340	590,209
Alibaba Group Holding Ltd. ADR*	1,309	218,904
Booking Holdings, Inc.*	94	184,485
eBay, Inc.	2,971	115,810
JD.com, Inc. ADR*	3,403	95,999
Expedia Group, Inc.	686	92,205
MercadoLibre, Inc.*	145	79,928
Ctrip.com International Ltd. ADR*	2,302	67,426
Wayfair, Inc. — Class A*	576	64,581
Pinduoduo, Inc. ADR*	1,893	60,992
Etsy, Inc.*	934	52,771
Baozun, Inc. ADR*,1	1,168	49,874
GrubHub, Inc.*	846	47,554
Stitch Fix, Inc. — Class A*,1	1,552	29,876
Stamps.com, Inc.*	336	25,015
Total Internet		1,775,629
Distribution & Wholesale - 2.1%
LKQ Corp.*	2,023	63,623
Pool Corp.	294	59,300
Total Distribution & Wholesale		122,923
Commercial Services - 0.6%
Monro, Inc.	442	34,923
Total Common Stocks
(Cost $4,412,433)		5,787,338

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$33,831	33,831
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	10,879	10,879
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	9,791	9,791
Total Repurchase Agreements
(Cost $54,501)		54,501

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	84,047	84,047
Total Securities Lending Collateral
(Cost $84,047)		84,047
Total Investments - 101.9%
(Cost $4,550,981)		$5,925,886
Other Assets & Liabilities, net - (1.9)%		(111,708)
Total Net Assets - 100.0%		$5,814,178

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,787,338	$—	$—	$5,787,338
Repurchase Agreements	—	54,501	—	54,501
Securities Lending Collateral	84,047	—	—	84,047
Total Assets	$5,871,385	$54,501	$—	$5,925,886

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
WARRANTS†††,1 - 0.0%
Imperial Holdings, Inc.*
$10.75, 10/06/19	2	$–
Total Warrants
(Cost $–)		–

RIGHTS†††,1 - 0.0%
Tobira Therapeutics, Inc.*	8	–
Nexstar Media Group, Inc.*	132	–
Omthera Pharmaceuticals, Inc.*	37	–
A Schulman, Inc.*	18	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 39.3%
Guggenheim Strategy Fund II2	46,080	1,144,167
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	114,611	1,141,528
Total Mutual Funds
(Cost $2,283,590)		2,285,695

	Face Amount
FEDERAL AGENCY NOTES†† - 8.5%
Federal Farm Credit Bank
2.20% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[3]	$250,000	250,738
Fannie Mae
1.33% due 10/24/19	243,000	242,896
Total Federal Agency Notes
(Cost $492,886)		493,634

U.S. TREASURY BILLS†† - 8.2%
U.S. Treasury Bills
1.77% due 11/21/19[4]	250,000	249,365
1.82% due 11/21/19[4]	230,000	229,415
Total U.S. Treasury Bills
(Cost $478,772)		478,780

FEDERAL AGENCY DISCOUNT NOTES†† - 3.4%
Federal Home Loan Bank
1.78% due 10/02/19[4]	200,000	199,989
Total Federal Agency Discount Notes
(Cost $199,989)		199,989

REPURCHASE AGREEMENTS††,5 - 31.5%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[6]	1,137,679	1,137,679
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[6]	365,840	365,840
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[6]	329,256	329,256
Total Repurchase Agreements
(Cost $1,832,775)		1,832,775
Total Investments - 90.9%
(Cost $5,288,012)		$5,290,873
Other Assets & Liabilities, net - 9.1%		531,733
Total Net Assets - 100.0%		$5,822,606

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	5	Dec 2019	$381,075	$(3,072)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	2.16%	At Maturity	10/28/19	1,437	$2,188,998	$(8,486)
BNP Paribas	Russell 2000 Index	2.14%	At Maturity	10/29/19	909	1,385,177	(24,805)
Barclays Bank plc	Russell 2000 Index	1.91%	At Maturity	10/31/19	3,184	4,850,893	(31,694)
						$8,425,068	$(64,985)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[2]	Affiliated issuer.
[3]	Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.

plc — Public Limited Company

See Sector Classification in Other Information section.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Warrants	$—	$—	$—	*	$—
Rights	—	—	—	*	—
Mutual Funds	2,285,695	—	—		2,285,695
Federal Agency Notes	—	493,634	—		493,634
U.S. Treasury Bills	—	478,780	—		478,780
Federal Agency Discount Notes	—	199,989	—		199,989
Repurchase Agreements	—	1,832,775	—		1,832,775
Total Assets	$2,285,695	$3,005,178	$—		$5,290,873

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$3,072	$—	$—	$3,072
Equity Index Swap Agreements**	—	64,985	—	64,985
Total Liabilities	$3,072	$64,985	$—	$68,057

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,998,839	$539,599	$(1,395,000)	$(7,448)	$8,177	$1,144,167	46,080	$39,846
Guggenheim Ultra Short Duration Fund — Institutional Class	1,893,534	2,237,706	(2,990,000)	(7,422)	7,710	1,141,528	114,611	37,905
	$3,892,373	$2,777,305	$(4,385,000)	$(14,870)	$15,887	$2,285,695		$77,751

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
WARRANTS†††,1 - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	1	$–
Total Warrants
(Cost $–)		–

RIGHTS†††,1 - 0.0%
Omthera Pharmaceuticals, Inc.*	10	–
Nexstar Media Group, Inc.*	207	–
A Schulman, Inc.*	20	–
Tobira Therapeutics, Inc.*	7	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 38.3%
Guggenheim Strategy Fund II2	28,864	716,699
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	71,876	715,883
Total Mutual Funds
(Cost $1,431,714)		1,432,582

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 13.3%
Federal Home Loan Bank
1.85% due 10/02/19[3]	$500,000	499,974
Total Federal Agency Discount Notes
(Cost $499,974)		499,974

REPURCHASE AGREEMENTS††,4 - 33.8%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[5]	784,586	784,586
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[5]	252,297	252,297
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[5]	227,067	227,067
Total Repurchase Agreements
(Cost $1,263,950)		1,263,950
Total Investments - 85.4%
(Cost $3,195,638)		$3,196,506
Other Assets & Liabilities, net - 14.6%		547,625
Total Net Assets - 100.0%		$3,744,131

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	3	Dec 2019	$228,645	$(1,843)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	1.91%	At Maturity	10/31/19	808	$1,231,484	$(8,046)
Goldman Sachs International	Russell 2000 Index	2.16%	At Maturity	10/28/19	2,124	3,235,423	(12,079)
BNP Paribas	Russell 2000 Index	2.14%	At Maturity	10/29/19	1,850	2,817,875	(50,462)
						$7,284,782	$(70,587)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.

plc — Public Limited Company

See Sector Classification in Other Information section.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Warrants	$—	$—	$—	*	$—
Rights	—	—	—	*	—
Mutual Funds	1,432,582	—	—		1,432,582
Federal Agency Discount Notes	—	499,974	—		499,974
Repurchase Agreements	—	1,263,950	—		1,263,950
Total Assets	$1,432,582	$1,763,924	$—		$3,196,506

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,843	$—	$—	$1,843
Equity Index Swap Agreements**	—	70,587	—	70,587
Total Liabilities	$1,843	$70,587	$—	$72,430

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$448,611	$2,855,905	$(2,590,000)	$(338)	$2,521	$716,699	$28,864	$15,961
Guggenheim Ultra Short Duration Fund — Institutional Class	459,770	3,505,006	(3,250,000)	872	235	715,883	71,876	15,054
	$908,381	$6,360,911	$(5,840,000)	$534	$2,756	$1,432,582		$31,015

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 13.9%
Consumer, Non-cyclical - 3.0%
Johnson & Johnson	567	$73,358
Procter & Gamble Co.	538	66,916
Merck & Company, Inc.	550	46,299
Coca-Cola Co.	827	45,022
UnitedHealth Group, Inc.	204	44,333
Pfizer, Inc.	1,189	42,721
PepsiCo, Inc.	300	41,130
Abbott Laboratories	380	31,795
Medtronic plc	288	31,282
PayPal Holdings, Inc.*	253	26,208
Philip Morris International, Inc.	334	25,361
Thermo Fisher Scientific, Inc.	86	25,049
Amgen, Inc.	129	24,963
AbbVie, Inc.	318	24,079
Eli Lilly & Co.	183	20,465
Danaher Corp.	137	19,787
Bristol-Myers Squibb Co.	352	17,850
CVS Health Corp.	279	17,597
Gilead Sciences, Inc.	272	17,239
Mondelez International, Inc. — Class A	310	17,149
Altria Group, Inc.	401	16,401
Celgene Corp.*	152	15,093
Automatic Data Processing, Inc.	93	15,012
Stryker Corp.	69	14,925
Becton Dickinson and Co.	58	14,672
Colgate-Palmolive Co.	184	13,526
Intuitive Surgical, Inc.*	25	13,498
Anthem, Inc.	55	13,206
S&P Global, Inc.	53	12,984
Zoetis, Inc.	103	12,833
Cigna Corp.	81	12,295
Boston Scientific Corp.*	299	12,166
Allergan plc	70	11,780
Kimberly-Clark Corp.	74	10,512
Global Payments, Inc.	64	10,176
Edwards Lifesciences Corp.*	45	9,896
Illumina, Inc.*	32	9,735
Baxter International, Inc.	110	9,622
Estee Lauder Companies, Inc. — Class A	48	9,550
Vertex Pharmaceuticals, Inc.*	55	9,318
Biogen, Inc.*	40	9,313
Sysco Corp.	110	8,734
Constellation Brands, Inc. — Class A	36	7,462
Humana, Inc.	29	7,414
Moody's Corp.	35	7,169
General Mills, Inc.	130	7,166
HCA Healthcare, Inc.	57	6,864
Zimmer Biomet Holdings, Inc.	44	6,040
IQVIA Holdings, Inc.*	39	5,826
IHS Markit Ltd.*	86	5,752
Verisk Analytics, Inc. — Class A	35	5,535
McKesson Corp.	40	5,466
FleetCor Technologies, Inc.*	19	5,449
Tyson Foods, Inc. — Class A	63	5,427
IDEXX Laboratories, Inc.*	19	5,167
Hershey Co.	32	4,960
Archer-Daniels-Midland Co.	120	4,928
Cintas Corp.	18	4,826
Monster Beverage Corp.*	83	4,819
Regeneron Pharmaceuticals, Inc.*	17	4,716
Alexion Pharmaceuticals, Inc.*	48	4,701
Corteva, Inc.	161	4,508
Kroger Co.	172	4,434
ResMed, Inc.	31	4,188
Clorox Co.	27	4,100
McCormick & Company, Inc.	26	4,064
Church & Dwight Company, Inc.	53	3,988
Centene Corp.*	89	3,850
Kraft Heinz Co.	134	3,743
Equifax, Inc.	26	3,657
Laboratory Corporation of America Holdings*	21	3,528
Kellogg Co.	53	3,411
Teleflex, Inc.	10	3,397
Cooper Companies, Inc.	11	3,267
Conagra Brands, Inc.	105	3,221
Quest Diagnostics, Inc.	29	3,104
Cardinal Health, Inc.	64	3,020
Align Technology, Inc.*	16	2,895
Hologic, Inc.*	57	2,878
WellCare Health Plans, Inc.*	11	2,851
Incyte Corp.*	38	2,821
JM Smucker Co.	25	2,750
AmerisourceBergen Corp. — Class A	33	2,717
Gartner, Inc.*	19	2,717
Hormel Foods Corp.	60	2,624
MarketAxess Holdings, Inc.	8	2,620
Dentsply Sirona, Inc.	48	2,559
Universal Health Services, Inc. — Class B	17	2,529
Brown-Forman Corp. — Class B	39	2,448
Varian Medical Systems, Inc.*	20	2,382
Molson Coors Brewing Co. — Class B	40	2,300
Lamb Weston Holdings, Inc.	31	2,254
Mylan N.V.*	111	2,196
United Rentals, Inc.*	17	2,119
Avery Dennison Corp.	18	2,044
Henry Schein, Inc.*	32	2,032
ABIOMED, Inc.*	10	1,779
Campbell Soup Co.	36	1,689
Perrigo Company plc	29	1,621
Nielsen Holdings plc	76	1,615
Robert Half International, Inc.	25	1,391
DaVita, Inc.*	21	1,198
Quanta Services, Inc.	31	1,172
Rollins, Inc.	30	1,022
H&R Block, Inc.	43	1,016
Nektar Therapeutics*	38	692
Coty, Inc. — Class A	63	662
Total Consumer, Non-cyclical		1,154,610
Financial - 2.5%
Berkshire Hathaway, Inc. — Class B*	421	87,576
JPMorgan Chase & Co.	687	80,853
Visa, Inc. — Class A	371	63,816

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 13.9% (continued)
Financial - 2.5% (continued)
Bank of America Corp.	1,800	$52,506
Mastercard, Inc. — Class A	192	52,141
Wells Fargo & Co.	862	43,479
Citigroup, Inc.	485	33,504
American Tower Corp. — Class A REIT	95	21,007
American Express Co.	146	17,269
U.S. Bancorp	308	17,045
CME Group, Inc. — Class A	77	16,273
Chubb Ltd.	98	15,821
Goldman Sachs Group, Inc.	70	14,506
PNC Financial Services Group, Inc.	96	13,455
Crown Castle International Corp. REIT	89	12,372
Prologis, Inc. REIT	136	11,590
Morgan Stanley	270	11,521
BlackRock, Inc. — Class A	25	11,141
Intercontinental Exchange, Inc.	120	11,072
Marsh & McLennan Companies, Inc.	109	10,905
Charles Schwab Corp.	250	10,458
American International Group, Inc.	187	10,416
Equinix, Inc. REIT	18	10,382
Simon Property Group, Inc. REIT	66	10,273
Aon plc	51	9,872
Progressive Corp.	126	9,733
Capital One Financial Corp.	101	9,189
BB&T Corp.	165	8,806
Travelers Companies, Inc.	56	8,327
Aflac, Inc.	159	8,319
Bank of New York Mellon Corp.	184	8,319
MetLife, Inc.	171	8,064
Welltower, Inc. REIT	87	7,887
Public Storage REIT	32	7,849
Prudential Financial, Inc.	86	7,736
Allstate Corp.	71	7,716
SunTrust Banks, Inc.	95	6,536
Equity Residential REIT	75	6,470
AvalonBay Communities, Inc. REIT	30	6,460
Ventas, Inc. REIT	80	5,842
Digital Realty Trust, Inc. REIT	45	5,841
T. Rowe Price Group, Inc.	51	5,827
SBA Communications Corp. REIT	24	5,788
Discover Financial Services	68	5,514
Willis Towers Watson plc	28	5,403
Realty Income Corp. REIT	68	5,214
State Street Corp.	80	4,735
Hartford Financial Services Group, Inc.	78	4,728
M&T Bank Corp.	29	4,581
Essex Property Trust, Inc. REIT	14	4,573
Synchrony Financial	131	4,466
Weyerhaeuser Co. REIT	160	4,432
Fifth Third Bancorp	157	4,299
Northern Trust Corp.	46	4,293
Ameriprise Financial, Inc.	28	4,119
Boston Properties, Inc. REIT	31	4,019
KeyCorp	216	3,853
Cincinnati Financial Corp.	33	3,850
CBRE Group, Inc. — Class A*	72	3,817
HCP, Inc. REIT	106	3,777
Alexandria Real Estate Equities, Inc. REIT	24	3,697
Arthur J Gallagher & Co.	40	3,583
First Republic Bank	36	3,481
Citizens Financial Group, Inc.	96	3,396
Regions Financial Corp.	214	3,385
Extra Space Storage, Inc. REIT	28	3,271
Mid-America Apartment Communities, Inc. REIT	25	3,250
Principal Financial Group, Inc.	56	3,200
Huntington Bancshares, Inc.	223	3,182
UDR, Inc. REIT	63	3,054
Loews Corp.	56	2,883
Cboe Global Markets, Inc.	24	2,758
Host Hotels & Resorts, Inc. REIT	157	2,715
Duke Realty Corp. REIT	78	2,650
Lincoln National Corp.	43	2,594
Regency Centers Corp. REIT	36	2,502
Nasdaq, Inc.	25	2,484
Everest Re Group Ltd.	9	2,395
SVB Financial Group*	11	2,298
E*TRADE Financial Corp.	52	2,272
Raymond James Financial, Inc.	27	2,226
Vornado Realty Trust REIT	34	2,165
Comerica, Inc.	32	2,112
Western Union Co.	91	2,108
Globe Life, Inc.	22	2,107
Federal Realty Investment Trust REIT	15	2,042
Iron Mountain, Inc. REIT	62	2,008
Kimco Realty Corp. REIT	91	1,900
Franklin Resources, Inc.	61	1,760
Zions Bancorp North America	38	1,692
Apartment Investment & Management Co. — Class A REIT	32	1,668
Assurant, Inc.	13	1,636
SL Green Realty Corp. REIT	18	1,472
Invesco Ltd.	83	1,406
People's United Financial, Inc.	86	1,345
Unum Group	45	1,337
Alliance Data Systems Corp.	9	1,153
Affiliated Managers Group, Inc.	11	917
Macerich Co. REIT	24	758
Total Financial		950,497
Technology - 2.4%
Microsoft Corp.	1,641	228,148
Apple, Inc.	913	204,485
Intel Corp.	952	49,057
Adobe, Inc.*	104	28,730
salesforce.com, Inc.*	188	27,907
International Business Machines Corp.	190	27,630
Accenture plc — Class A	137	26,352
Oracle Corp.	473	26,029
Texas Instruments, Inc.	201	25,977
Broadcom, Inc.	86	23,742

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 13.9% (continued)
Technology - 2.4% (continued)
NVIDIA Corp.	131	$22,803
QUALCOMM, Inc.	261	19,909
Fidelity National Information Services, Inc.	132	17,524
Intuit, Inc.	56	14,893
Fiserv, Inc.*	123	12,742
Micron Technology, Inc.*	237	10,155
Applied Materials, Inc.	199	9,930
Analog Devices, Inc.	79	8,827
Activision Blizzard, Inc.	165	8,732
Cognizant Technology Solutions Corp. — Class A	119	7,171
Lam Research Corp.	31	7,164
Autodesk, Inc.*	47	6,942
Advanced Micro Devices, Inc.*	233	6,755
Electronic Arts, Inc.*	63	6,163
HP, Inc.	318	6,017
Paychex, Inc.	69	5,711
KLA Corp.	34	5,421
Xilinx, Inc.	54	5,179
Microchip Technology, Inc.	51	4,738
Cerner Corp.	68	4,636
Synopsys, Inc.*	32	4,392
Hewlett Packard Enterprise Co.	281	4,263
ANSYS, Inc.*	18	3,984
Cadence Design Systems, Inc.*	60	3,965
MSCI, Inc. — Class A	18	3,919
Western Digital Corp.	64	3,817
Maxim Integrated Products, Inc.	58	3,359
Akamai Technologies, Inc.*	35	3,198
Broadridge Financial Solutions, Inc.	25	3,111
Take-Two Interactive Software, Inc.*	24	3,008
Skyworks Solutions, Inc.	37	2,932
Seagate Technology plc	51	2,743
NetApp, Inc.	51	2,678
Citrix Systems, Inc.	26	2,510
Leidos Holdings, Inc.	29	2,490
Jack Henry & Associates, Inc.	17	2,481
Fortinet, Inc.*	30	2,303
Qorvo, Inc.*	25	1,854
DXC Technology Co.	56	1,652
Xerox Holdings Corp.	41	1,226
IPG Photonics Corp.*	8	1,085
Total Technology		920,439
Communications - 2.1%
Amazon.com, Inc.*	89	154,496
Facebook, Inc. — Class A*	517	92,067
Alphabet, Inc. — Class C*	65	79,235
Alphabet, Inc. — Class A*	64	78,153
AT&T, Inc.	1,570	59,409
Verizon Communications, Inc.	889	53,660
Walt Disney Co.	387	50,434
Cisco Systems, Inc.	912	45,062
Comcast Corp. — Class A	975	43,953
Netflix, Inc.*	94	25,156
Booking Holdings, Inc.*	9	17,664
Charter Communications, Inc. — Class A*	35	14,424
Twitter, Inc.*	166	6,839
eBay, Inc.	169	6,588
Motorola Solutions, Inc.	36	6,135
T-Mobile US, Inc.*	68	5,356
Corning, Inc.	168	4,791
VeriSign, Inc.*	22	4,150
Expedia Group, Inc.	30	4,032
CDW Corp.	31	3,820
Omnicom Group, Inc.	47	3,680
Symantec Corp.	122	2,883
Arista Networks, Inc.*	12	2,867
CBS Corp. — Class B	70	2,826
CenturyLink, Inc.	211	2,633
Fox Corp. — Class A	76	2,397
Discovery, Inc. — Class C*	75	1,846
Juniper Networks, Inc.	74	1,832
Viacom, Inc. — Class B	76	1,826
F5 Networks, Inc.*	13	1,826
Interpublic Group of Companies, Inc.	83	1,790
DISH Network Corp. — Class A*	52	1,772
News Corp. — Class A	83	1,155
Fox Corp. — Class B	35	1,104
Discovery, Inc. — Class A*	34	905
TripAdvisor, Inc.*	23	890
News Corp. — Class B	26	372
Total Communications		788,028
Industrial - 1.3%
Boeing Co.	115	43,754
Honeywell International, Inc.	155	26,226
Union Pacific Corp.	151	24,459
United Technologies Corp.	174	23,755
Lockheed Martin Corp.	53	20,673
3M Co.	124	20,386
United Parcel Service, Inc. — Class B	150	17,973
General Electric Co.	1,875	16,762
Caterpillar, Inc.	121	15,283
Northrop Grumman Corp.	34	12,743
CSX Corp.	172	11,914
Raytheon Co.	60	11,771
Deere & Co.	68	11,470
Norfolk Southern Corp.	57	10,240
L3Harris Technologies, Inc.	48	10,015
Illinois Tool Works, Inc.	63	9,859
Waste Management, Inc.	84	9,660
General Dynamics Corp.	50	9,137
Emerson Electric Co.	132	8,826
Roper Technologies, Inc.	22	7,845
FedEx Corp.	52	7,570
Johnson Controls International plc	171	7,505
Eaton Corporation plc	90	7,484
TE Connectivity Ltd.	72	6,709
Ingersoll-Rand plc	52	6,407
Amphenol Corp. — Class A	64	6,176
TransDigm Group, Inc.	11	5,727
Cummins, Inc.	34	5,531
Ball Corp.	71	5,169
Agilent Technologies, Inc.	67	5,134
Parker-Hannifin Corp.	28	5,057
Stanley Black & Decker, Inc.	33	4,766

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 13.9% (continued)
Industrial - 1.3% (continued)
AMETEK, Inc.	49	$4,499
Fortive Corp.	63	4,319
Vulcan Materials Co.	28	4,235
Rockwell Automation, Inc.	25	4,120
Republic Services, Inc. — Class A	45	3,895
Keysight Technologies, Inc.*	40	3,890
Martin Marietta Materials, Inc.	13	3,563
Mettler-Toledo International, Inc.*	5	3,522
Amcor plc	349	3,403
Waters Corp.*	14	3,125
Xylem, Inc.	39	3,105
Dover Corp.	31	3,086
Kansas City Southern	22	2,926
Wabtec Corp.	39	2,803
Expeditors International of Washington, Inc.	37	2,749
Jacobs Engineering Group, Inc.	29	2,653
Garmin Ltd.	31	2,626
IDEX Corp.	16	2,622
Masco Corp.	62	2,584
CH Robinson Worldwide, Inc.	29	2,459
Textron, Inc.	49	2,399
Arconic, Inc.	83	2,158
Packaging Corporation of America	20	2,122
Allegion plc	20	2,073
PerkinElmer, Inc.	24	2,044
Westrock Co.	55	2,005
J.B. Hunt Transport Services, Inc.	18	1,992
Huntington Ingalls Industries, Inc.	9	1,906
Snap-on, Inc.	12	1,878
Fortune Brands Home & Security, Inc.	30	1,641
FLIR Systems, Inc.	29	1,525
AO Smith Corp.	30	1,431
Sealed Air Corp.	33	1,370
Pentair plc	36	1,361
Flowserve Corp.	28	1,308
Total Industrial		489,383
Consumer, Cyclical - 1.2%
Home Depot, Inc.	235	54,525
Walmart, Inc.	306	36,316
McDonald's Corp.	163	34,998
Costco Wholesale Corp.	95	27,370
NIKE, Inc. — Class B	269	25,265
Starbucks Corp.	257	22,724
Lowe's Companies, Inc.	166	18,253
TJX Companies, Inc.	260	14,492
Target Corp.	110	11,760
General Motors Co.	270	10,119
Walgreens Boots Alliance, Inc.	163	9,016
Dollar General Corp.	55	8,742
Ross Stores, Inc.	78	8,568
Ford Motor Co.	842	7,713
Yum! Brands, Inc.	65	7,373
Marriott International, Inc. — Class A	59	7,338
Delta Air Lines, Inc.	124	7,142
O'Reilly Automotive, Inc.*	16	6,376
VF Corp.	70	6,229
Dollar Tree, Inc.*	51	5,822
Hilton Worldwide Holdings, Inc.	62	5,773
Southwest Airlines Co.	104	5,617
AutoZone, Inc.*	5	5,423
PACCAR, Inc.	74	5,181
Aptiv plc	55	4,808
Chipotle Mexican Grill, Inc. — Class A*	5	4,202
United Airlines Holdings, Inc.*	47	4,155
Fastenal Co.	123	4,019
Royal Caribbean Cruises Ltd.	37	4,008
DR Horton, Inc.	72	3,795
Carnival Corp.	86	3,759
NVR, Inc.*	1	3,717
Copart, Inc.*	43	3,454
Best Buy Company, Inc.	50	3,450
Lennar Corp. — Class A	61	3,407
Ulta Beauty, Inc.*	13	3,258
CarMax, Inc.*	36	3,168
MGM Resorts International	112	3,105
Genuine Parts Co.	31	3,087
Darden Restaurants, Inc.	26	3,074
Hasbro, Inc.	25	2,967
WW Grainger, Inc.	9	2,674
Advance Auto Parts, Inc.	15	2,481
Norwegian Cruise Line Holdings Ltd.*	46	2,382
Tractor Supply Co.	26	2,351
American Airlines Group, Inc.	85	2,293
Wynn Resorts Ltd.	21	2,283
Whirlpool Corp.	14	2,217
Tiffany & Co.	23	2,131
LKQ Corp.*	66	2,076
PulteGroup, Inc.	55	2,010
Kohl's Corp.	34	1,688
Alaska Air Group, Inc.	26	1,688
Tapestry, Inc.	62	1,615
BorgWarner, Inc.	44	1,614
Mohawk Industries, Inc.*	13	1,613
Newell Brands, Inc.	82	1,535
PVH Corp.	16	1,412
Harley-Davidson, Inc.	34	1,223
Hanesbrands, Inc.	78	1,195
Leggett & Platt, Inc.	28	1,146
Capri Holdings Ltd.*	33	1,094
Ralph Lauren Corp. — Class A	11	1,050
Macy's, Inc.	66	1,026
L Brands, Inc.	50	980
Gap, Inc.	46	799
Under Armour, Inc. — Class A*	40	798
Nordstrom, Inc.	23	774
Under Armour, Inc. — Class C*	42	761
Total Consumer, Cyclical		458,477
Energy - 0.6%
Exxon Mobil Corp.	909	64,184
Chevron Corp.	408	48,389
ConocoPhillips	239	13,618
Schlumberger Ltd.	297	10,148

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 13.9% (continued)
Energy - 0.6% (continued)
Phillips 66	96	$9,830
EOG Resources, Inc.	125	9,278
Kinder Morgan, Inc.	418	8,615
Marathon Petroleum Corp.	141	8,566
Occidental Petroleum Corp.	192	8,538
Valero Energy Corp.	89	7,586
ONEOK, Inc.	89	6,558
Williams Companies, Inc.	260	6,256
Pioneer Natural Resources Co.	36	4,528
Halliburton Co.	188	3,544
Hess Corp.	56	3,387
Baker Hughes a GE Co.	139	3,225
Diamondback Energy, Inc.	35	3,147
Concho Resources, Inc.	43	2,920
Noble Energy, Inc.	103	2,313
TechnipFMC plc	90	2,173
Marathon Oil Corp.	173	2,123
Devon Energy Corp.	87	2,093
Apache Corp.	81	2,074
HollyFrontier Corp.	33	1,770
National Oilwell Varco, Inc.	83	1,759
Cabot Oil & Gas Corp. — Class A	90	1,581
Cimarex Energy Co.	22	1,055
Helmerich & Payne, Inc.	24	962
Total Energy		240,220
Utilities - 0.5%
NextEra Energy, Inc.	105	24,464
Duke Energy Corp.	157	15,050
Dominion Energy, Inc.	177	14,344
Southern Co.	225	13,898
Exelon Corp.	209	10,097
American Electric Power Company, Inc.	106	9,931
Sempra Energy	59	8,709
Xcel Energy, Inc.	113	7,333
Public Service Enterprise Group, Inc.	109	6,767
Consolidated Edison, Inc.	71	6,707
WEC Energy Group, Inc.	68	6,467
Eversource Energy	70	5,983
Edison International	77	5,807
FirstEnergy Corp.	116	5,595
DTE Energy Co.	39	5,185
Entergy Corp.	43	5,046
PPL Corp.	155	4,881
American Water Works Company, Inc.	39	4,845
Ameren Corp.	53	4,243
CMS Energy Corp.	61	3,901
Evergy, Inc.	51	3,395
CenterPoint Energy, Inc.	108	3,259
Atmos Energy Corp.	25	2,847
Alliant Energy Corp.	51	2,750
NiSource, Inc.	80	2,394
AES Corp.	143	2,337
Pinnacle West Capital Corp.	24	2,330
NRG Energy, Inc.	54	2,138
Total Utilities		190,703
Basic Materials - 0.3%
Linde plc	116	22,471
DuPont de Nemours, Inc.	160	11,410
Ecolab, Inc.	54	10,694
Air Products & Chemicals, Inc.	47	10,427
Sherwin-Williams Co.	18	9,898
Dow, Inc.	160	7,624
Newmont Goldcorp Corp.	176	6,674
PPG Industries, Inc.	51	6,044
LyondellBasell Industries N.V. — Class A	55	4,921
International Paper Co.	84	3,513
Nucor Corp.	65	3,309
Celanese Corp. — Class A	27	3,302
Freeport-McMoRan, Inc.	312	2,986
International Flavors & Fragrances, Inc.	23	2,822
FMC Corp.	28	2,455
CF Industries Holdings, Inc.	47	2,312
Eastman Chemical Co.	29	2,141
Albemarle Corp.	23	1,599
Mosaic Co.	76	1,558
Total Basic Materials		116,160
Total Common Stocks
(Cost $5,002,426)		5,308,517

MUTUAL FUNDS† - 58.0%
Guggenheim Strategy Fund II1	476,961	11,842,940
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	1,029,581	10,254,623
Total Mutual Funds
(Cost $22,114,073)		22,097,563

	Face Amount
U.S. TREASURY BILLS†† - 4.3%
U.S. Treasury Bills
1.82% due 11/21/19[2]	$1,230,000	1,226,874
1.77% due 11/21/19[2]	300,000	299,238
1.93% due 10/29/19[2,3]	121,000	120,824
Total U.S. Treasury Bills
(Cost $1,646,843)		1,646,936

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 2.6%
Federal Farm Credit Bank
2.15% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[4]	$1,000,000	$999,432
Total Federal Agency Notes
(Cost $1,000,000)		999,432

REPURCHASE AGREEMENTS††,5 - 23.3%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[6]	5,498,614	5,498,614
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[6]	1,768,171	1,768,171
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[6]	1,591,354	1,591,354
Total Repurchase Agreements
(Cost $8,858,139)		8,858,139
Total Investments - 102.1%
(Cost $38,621,481)		$38,910,587
Other Assets & Liabilities, net - (2.1)%		(814,869)
Total Net Assets - 100.0%		$38,095,718

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	7	Dec 2019	$1,042,213	$(8,346)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	2.36%	At Maturity	10/31/19	5,024	$14,954,828	$(4,422)
Goldman Sachs International	S&P 500 Index	2.36%	At Maturity	10/28/19	16,003	47,635,694	(14,084)
BNP Paribas	S&P 500 Index	2.59%	At Maturity	10/29/19	2,449	7,290,129	(19,912)
						$69,880,651	$(38,418)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,308,517	$—	$—	$5,308,517
Mutual Funds	22,097,563	—	—	22,097,563
U.S. Treasury Bills	—	1,646,936	—	1,646,936
Federal Agency Notes	—	999,432	—	999,432
Repurchase Agreements	—	8,858,139	—	8,858,139
Total Assets	$27,406,080	$11,504,507	$—	$38,910,587

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$8,346	$—	$—	$8,346
Equity Index Swap Agreements**	—	38,418	—	38,418
Total Liabilities	$8,346	$38,418	$—	$46,764

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,456,955	$5,482,732	$(4,100,000)	$(28,355)	$31,608	$11,842,940	476,961	$233,901
Guggenheim Ultra Short Duration Fund — Institutional Class	7,299,146	13,454,638	(10,500,000)	(22,172)	23,011	10,254,623	1,029,581	205,407
	$17,756,101	$18,937,370	$(14,600,000)	$(50,527)	$54,619	$22,097,563		$439,308

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Non-cyclical - 28.6%
Thermo Fisher Scientific, Inc.	2,421	$705,165
Vertex Pharmaceuticals, Inc.*	3,377	572,131
Cintas Corp.	1,960	525,476
Church & Dwight Company, Inc.	6,760	508,623
Edwards Lifesciences Corp.*	2,176	478,524
Kellogg Co.	7,210	463,963
Constellation Brands, Inc. — Class A	2,058	426,582
DaVita, Inc.*	7,334	418,551
IHS Markit Ltd.*	5,991	400,678
WellCare Health Plans, Inc.*	1,546	400,677
Hormel Foods Corp.	8,871	387,929
McCormick & Company, Inc.	2,458	384,185
Boston Scientific Corp.*	9,160	372,720
Zimmer Biomet Holdings, Inc.	2,636	361,844
Monster Beverage Corp.*	6,017	349,347
Abbott Laboratories	4,100	343,047
Global Payments, Inc.	2,138	339,942
Gartner, Inc.*	2,365	338,171
Eli Lilly & Co.	2,968	331,911
PayPal Holdings, Inc.*	3,147	325,998
Intuitive Surgical, Inc.*	590	318,559
Lamb Weston Holdings, Inc.	4,318	314,005
Humana, Inc.	1,076	275,101
Medtronic plc	2,220	241,136
HCA Healthcare, Inc.	1,949	234,699
S&P Global, Inc.	940	230,281
Merck & Company, Inc.	2,670	224,761
Automatic Data Processing, Inc.	1,320	213,075
Pfizer, Inc.	5,750	206,597
Clorox Co.	1,290	195,912
Illumina, Inc.*	530	161,237
Total Consumer, Non-cyclical		11,050,827
Technology - 15.4%
salesforce.com, Inc.*	4,293	637,253
Autodesk, Inc.*	4,284	632,747
Advanced Micro Devices, Inc.*	18,117	525,212
Take-Two Interactive Software, Inc.*	3,973	497,976
Intuit, Inc.	1,726	459,012
ANSYS, Inc.*	1,789	396,013
Adobe, Inc.*	1,250	345,312
Fortinet, Inc.*	4,419	339,203
Fidelity National Information Services, Inc.	2,497	331,502
Akamai Technologies, Inc.*	3,556	324,947
Cerner Corp.	4,574	311,810
Leidos Holdings, Inc.	3,300	283,404
Xilinx, Inc.	2,838	272,164
Broadcom, Inc.	882	243,494
Broadridge Financial Solutions, Inc.	1,845	229,573
NetApp, Inc.	2,638	138,521
Total Technology		5,968,143
Industrial - 12.1%
Keysight Technologies, Inc.*	10,124	984,559
CSX Corp.	9,857	682,794
Waste Management, Inc.	5,033	578,795
TransDigm Group, Inc.	1,075	559,720
Ingersoll-Rand plc	2,697	332,297
Union Pacific Corp.	1,560	252,689
Xylem, Inc.	3,105	247,220
Expeditors International of Washington, Inc.	3,313	246,123
Roper Technologies, Inc.	589	210,037
Boeing Co.	540	205,454
AMETEK, Inc.	2,230	204,759
IDEX Corp.	1,150	188,462
Total Industrial		4,692,909
Consumer, Cyclical - 12.0%
Ulta Beauty, Inc.*	2,523	632,390
O'Reilly Automotive, Inc.*	1,308	521,251
WW Grainger, Inc.	1,662	493,863
Dollar General Corp.	2,670	424,370
Chipotle Mexican Grill, Inc. — Class A*	456	383,254
Yum! Brands, Inc.	3,330	377,722
Tractor Supply Co.	3,811	344,667
VF Corp.	3,698	329,085
TJX Companies, Inc.	5,718	318,721
Fastenal Co.	9,302	303,897
Hilton Worldwide Holdings, Inc.	2,950	274,674
AutoZone, Inc.*	220	238,617
Total Consumer, Cyclical		4,642,511
Financial - 9.0%
Intercontinental Exchange, Inc.	5,459	503,702
Welltower, Inc. REIT	5,448	493,861
SVB Financial Group*	2,262	472,645
U.S. Bancorp	6,657	368,398
Cboe Global Markets, Inc.	2,899	333,124
Apartment Investment & Management Co. — Class A REIT	6,091	317,585
Mastercard, Inc. — Class A	1,160	315,021
First Republic Bank	2,625	253,838
HCP, Inc. REIT	6,577	234,338
Alliance Data Systems Corp.	1,456	186,558
Total Financial		3,479,070
Communications - 8.6%
Netflix, Inc.*	2,072	554,509
Motorola Solutions, Inc.	3,039	517,876
Verizon Communications, Inc.	6,161	371,878
Twitter, Inc.*	8,762	360,995
Cisco Systems, Inc.	6,200	306,342
Facebook, Inc. — Class A*	1,611	286,887
Amazon.com, Inc.*	140	243,027
VeriSign, Inc.*	1,251	235,976
Alphabet, Inc. — Class C*	190	231,610
Alphabet, Inc. — Class A*	188	229,574
Total Communications		3,338,674
Energy - 7.5%
Devon Energy Corp.	25,945	624,237
ConocoPhillips	8,859	504,786
Diamondback Energy, Inc.	5,316	477,961
HollyFrontier Corp.	8,585	460,499
Apache Corp.	11,907	304,819
Marathon Oil Corp.	24,599	301,830
Occidental Petroleum Corp.	5,400	240,138
Total Energy		2,914,270

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Utilities - 3.9%
Ameren Corp.	5,616	$449,561
NRG Energy, Inc.	10,001	396,040
Pinnacle West Capital Corp.	3,577	347,219
NextEra Energy, Inc.	1,410	328,516
Total Utilities		1,521,336
Basic Materials - 2.2%
Air Products & Chemicals, Inc.	2,070	459,250
Ecolab, Inc.	1,900	376,276
Total Basic Materials		835,526
Total Common Stocks
(Cost $28,080,370)		38,443,266

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$171,877	171,877
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	55,270	55,270
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	49,743	49,743
Total Repurchase Agreements
(Cost $276,890)		276,890
Total Investments - 100.0%
(Cost $28,357,260)		$38,720,156
Other Assets & Liabilities, net - 0.0%		(16,089)
Total Net Assets - 100.0%		$38,704,067

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$38,443,266	$—	$—	$38,443,266
Repurchase Agreements	—	276,890	—	276,890
Total Assets	$38,443,266	$276,890	$—	$38,720,156

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 33.8%
MetLife, Inc.	14,988	$706,834
Prudential Financial, Inc.	7,345	660,683
Assurant, Inc.	4,662	586,573
Lincoln National Corp.	9,206	555,306
Loews Corp.	10,428	536,833
Unum Group	16,962	504,111
Principal Financial Group, Inc.	8,321	475,462
Hartford Financial Services Group, Inc.	7,686	465,848
Allstate Corp.	4,173	453,522
Everest Re Group Ltd.	1,677	446,233
Citizens Financial Group, Inc.	12,002	424,511
American International Group, Inc.	7,235	402,990
Capital One Financial Corp.	4,403	400,585
Invesco Ltd.	22,952	388,807
Goldman Sachs Group, Inc.	1,852	383,790
Morgan Stanley	7,530	321,305
Chubb Ltd.	1,962	316,745
Synchrony Financial	8,750	298,287
Citigroup, Inc.	4,171	288,133
Aflac, Inc.	5,139	268,872
People's United Financial, Inc.	17,136	267,921
Travelers Companies, Inc.	1,772	263,479
Bank of America Corp.	8,838	257,804
SunTrust Banks, Inc.	3,614	248,643
Fifth Third Bancorp	8,944	244,887
Regions Financial Corp.	14,079	222,730
State Street Corp.	3,290	194,735
Kimco Realty Corp. REIT	9,155	191,156
KeyCorp	10,404	185,607
Zions Bancorp North America	3,917	174,385
PNC Financial Services Group, Inc.	1,236	173,238
Bank of New York Mellon Corp.	3,775	170,668
Wells Fargo & Co.	3,208	161,812
Raymond James Financial, Inc.	1,900	156,674
BB&T Corp.	2,885	153,972
Huntington Bancshares, Inc.	9,905	141,344
Affiliated Managers Group, Inc.	1,570	130,860
Total Financial		12,225,345
Consumer, Cyclical - 20.0%
Ford Motor Co.	87,502	801,518
Lennar Corp. — Class A	12,309	687,458
General Motors Co.	14,697	550,844
PulteGroup, Inc.	12,460	455,413
DR Horton, Inc.	8,368	441,077
Target Corp.	4,039	431,809
Mohawk Industries, Inc.*	2,821	350,001
Best Buy Company, Inc.	4,489	309,696
LKQ Corp.*	9,539	300,001
PVH Corp.	2,969	261,955
Kohl's Corp.	5,127	254,607
Whirlpool Corp.	1,574	249,259
BorgWarner, Inc.	6,241	228,920
Dollar Tree, Inc.*	1,920	219,187
PACCAR, Inc.	3,104	217,311
United Airlines Holdings, Inc.*	2,377	210,151
Walmart, Inc.	1,598	189,651
American Airlines Group, Inc.	6,110	164,787
MGM Resorts International	5,690	157,727
Alaska Air Group, Inc.	2,343	152,084
Gap, Inc.	8,144	141,380
Norwegian Cruise Line Holdings Ltd.*	2,520	130,461
Delta Air Lines, Inc.	2,184	125,798
Walgreens Boots Alliance, Inc.	2,272	125,664
Carnival Corp.	2,130	93,102
Total Consumer, Cyclical		7,249,861
Consumer, Non-cyclical - 16.4%
Tyson Foods, Inc. — Class A	7,276	626,755
Coty, Inc. — Class A	58,409	613,878
Quanta Services, Inc.	13,957	527,575
Archer-Daniels-Midland Co.	12,417	509,966
McKesson Corp.	3,147	430,069
Kroger Co.	15,653	403,534
AmerisourceBergen Corp. — Class A	4,478	368,674
Cardinal Health, Inc.	7,793	367,752
Allergan plc	2,155	362,665
Molson Coors Brewing Co. — Class B	6,084	349,830
CVS Health Corp.	4,686	295,546
JM Smucker Co.	2,240	246,445
Kraft Heinz Co.	7,350	205,322
Laboratory Corporation of America Holdings*	1,131	190,008
Centene Corp.*	3,730	161,360
Anthem, Inc.	558	133,976
Mylan N.V.*	5,297	104,774
Corteva, Inc.	1,007	28,196
Total Consumer, Non-cyclical		5,926,325
Energy - 11.0%
Valero Energy Corp.	8,274	705,276
Baker Hughes a GE Co.	30,112	698,598
Phillips 66	5,351	547,942
TechnipFMC plc	21,326	514,810
Marathon Petroleum Corp.	7,916	480,897
Noble Energy, Inc.	12,685	284,905
National Oilwell Varco, Inc.	11,207	237,589
Kinder Morgan, Inc.	10,099	208,140
Chevron Corp.	1,651	195,809
Helmerich & Payne, Inc.	2,340	93,764
Total Energy		3,967,730
Technology - 5.6%
Western Digital Corp.	9,701	578,568
Hewlett Packard Enterprise Co.	32,480	492,721
Xerox Holdings Corp.	12,495	373,725
Micron Technology, Inc.*	7,090	303,807
DXC Technology Co.	5,834	172,103
HP, Inc.	5,440	102,925
Total Technology		2,023,849
Communications - 4.0%
AT&T, Inc.	10,495	397,131
CenturyLink, Inc.	29,574	369,084
DISH Network Corp. — Class A*	6,596	224,726
Viacom, Inc. — Class B	8,879	213,362
News Corp. — Class A	13,932	193,933
News Corp. — Class B	4,467	63,856
Total Communications		1,462,092

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial - 4.0%
Jacobs Engineering Group, Inc.	4,834	$442,311
Westrock Co.	10,898	397,232
Johnson Controls International plc	7,354	322,767
Arconic, Inc.	6,680	173,680
Textron, Inc.	2,433	119,120
Total Industrial		1,455,110
Utilities - 2.8%
Exelon Corp.	5,098	246,284
Edison International	2,620	197,600
Consolidated Edison, Inc.	1,710	161,544
CenterPoint Energy, Inc.	4,730	142,751
Evergy, Inc.	2,003	133,320
Duke Energy Corp.	1,380	132,287
Total Utilities		1,013,786
Basic Materials - 1.9%
Nucor Corp.	4,658	237,139
International Paper Co.	4,410	184,426
LyondellBasell Industries N.V. — Class A	1,630	145,836
DuPont de Nemours, Inc.	1,007	71,809
Dow, Inc.	1,001	47,698
Total Basic Materials		686,908
Total Common Stocks
(Cost $29,249,760)		36,011,006

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.1%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$240,806	240,806
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	77,435	77,435
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	69,691	69,691
Total Repurchase Agreements
(Cost $387,932)		387,932
Total Investments - 100.6%
(Cost $29,637,692)		$36,398,938
Other Assets & Liabilities, net - (0.6)%		(231,369)
Total Net Assets - 100.0%		$36,167,569

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$36,011,006	$—	$—	$36,011,006
Repurchase Agreements	—	387,932	—	387,932
Total Assets	$36,011,006	$387,932	$—	$36,398,938

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Non-cyclical - 31.7%
Amedisys, Inc.*	2,290	$300,013
Globus Medical, Inc. — Class A*	5,330	272,470
Penumbra, Inc.*,1	1,850	248,806
PRA Health Sciences, Inc.*	2,370	235,175
Helen of Troy Ltd.*	1,150	181,309
LiveRamp Holdings, Inc.*	3,971	170,594
Avanos Medical, Inc.*	4,549	170,405
ASGN, Inc.*	2,540	159,664
Service Corporation International	3,212	153,566
Molina Healthcare, Inc.*	1,390	152,511
STERIS plc	1,020	147,380
Post Holdings, Inc.*	1,291	136,639
Bio-Rad Laboratories, Inc. — Class A*	410	136,423
Repligen Corp.*	1,690	129,606
Integra LifeSciences Holdings Corp.*	2,110	126,748
Insperity, Inc.	1,270	125,247
Encompass Health Corp.	1,960	124,029
Sabre Corp.	5,390	120,709
Boston Beer Company, Inc. — Class A*	330	120,147
Chemed Corp.	270	112,744
LivaNova plc*	1,462	107,881
WEX, Inc.*	490	99,014
Masimo Corp.*	620	92,250
Haemonetics Corp.*	650	81,991
Adtalem Global Education, Inc.*	1,720	65,515
Ligand Pharmaceuticals, Inc. — Class B*	620	61,715
Lancaster Colony Corp.	387	53,658
WW International, Inc.*	1,400	52,948
Green Dot Corp. — Class A*	1,770	44,693
Total Consumer, Non-cyclical		3,983,850
Consumer, Cyclical - 16.8%
Eldorado Resorts, Inc.*,1	8,228	328,050
Churchill Downs, Inc.	2,655	327,773
Deckers Outdoor Corp.*	1,480	218,093
Urban Outfitters, Inc.*	6,445	181,040
Scientific Games Corp. — Class A*	8,361	170,146
Live Nation Entertainment, Inc.*	2,343	155,435
Wendy's Co.	7,720	154,245
Domino's Pizza, Inc.	569	139,172
FirstCash, Inc.	1,340	122,838
Brinker International, Inc.	2,820	120,329
Wyndham Hotels & Resorts, Inc.	1,967	101,773
Pool Corp.	498	100,447
Total Consumer, Cyclical		2,119,341
Financial - 15.9%
Primerica, Inc.	2,210	281,178
Medical Properties Trust, Inc. REIT	11,850	231,786
CyrusOne, Inc. REIT	2,620	207,242
American Campus Communities, Inc. REIT	3,790	182,223
LendingTree, Inc.*	540	167,632
Omega Healthcare Investors, Inc. REIT	3,850	160,892
UMB Financial Corp.	2,304	148,792
SLM Corp.	15,570	137,405
Brown & Brown, Inc.	3,792	136,740
National Retail Properties, Inc. REIT	2,367	133,499
First Financial Bankshares, Inc.	3,853	128,421
Life Storage, Inc. REIT	830	87,490
Total Financial		2,003,300
Technology - 11.7%
Fair Isaac Corp.*	645	195,770
MAXIMUS, Inc.	2,492	192,532
Cypress Semiconductor Corp.	8,038	187,607
Semtech Corp.*	3,720	180,829
j2 Global, Inc.	1,939	176,100
Zebra Technologies Corp. — Class A*	666	137,443
CommVault Systems, Inc.*	2,930	131,000
PTC, Inc.*	1,420	96,816
Silicon Laboratories, Inc.*	832	92,643
ACI Worldwide, Inc.*	2,414	75,619
Total Technology		1,466,359
Industrial - 7.1%
ITT, Inc.	3,036	185,773
Axon Enterprise, Inc.*	2,450	139,111
Woodward, Inc.	1,070	115,378
Lennox International, Inc.	460	111,766
Curtiss-Wright Corp.	820	106,083
Kennametal, Inc.	2,760	84,842
Trimble, Inc.*	2,087	80,997
MSA Safety, Inc.	670	73,104
Total Industrial		897,054
Communications - 6.3%
Ciena Corp.*	5,150	202,035
World Wrestling Entertainment, Inc. — Class A	2,783	198,011
New York Times Co. — Class A	6,236	177,601
Yelp, Inc. — Class A*	3,230	112,242
FactSet Research Systems, Inc.	425	103,262
Total Communications		793,151
Energy - 3.9%
Murphy Oil Corp.	8,730	193,020
CNX Resources Corp.*	21,900	158,994
Equitrans Midstream Corp.	9,720	141,426
Total Energy		493,440
Basic Materials - 3.4%
Allegheny Technologies, Inc.*	10,709	216,857
RPM International, Inc.	1,810	124,546
Chemours Co.	5,602	83,694
Total Basic Materials		425,097
Utilities - 2.5%
Black Hills Corp.	1,887	144,789
National Fuel Gas Co.	1,862	87,365
UGI Corp.	1,558	78,321
Total Utilities		310,475
Total Common Stocks
(Cost $10,607,786)		12,492,067

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.1%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$7,701	$7,701
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	2,476	2,476
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	2,229	2,229
Total Repurchase Agreements
(Cost $12,406)		12,406

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	403,128	403,128
Total Securities Lending Collateral
(Cost $403,128)		403,128
Total Investments - 102.6%
(Cost $11,023,320)		$12,907,601
Other Assets & Liabilities, net - (2.6)%		(328,167)
Total Net Assets - 100.0%		$12,579,434

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Fund

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,492,067	$—	$—	$12,492,067
Repurchase Agreements	—	12,406	—	12,406
Securities Lending Collateral	403,128	—	—	403,128
Total Assets	$12,895,195	$12,406	$—	$12,907,601

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Cyclical - 27.8%
KB Home	8,407	$285,838
World Fuel Services Corp.	6,083	242,955
AutoNation, Inc.*	4,639	235,197
TRI Pointe Group, Inc.*	12,077	181,638
Bed Bath & Beyond, Inc.[1]	16,465	175,188
Dillard's, Inc. — Class A1	2,630	173,869
Goodyear Tire & Rubber Co.	10,746	154,796
Dana, Inc.	9,817	141,757
Toll Brothers, Inc.	3,389	139,119
Dick's Sporting Goods, Inc.	2,891	117,982
Thor Industries, Inc.	1,631	92,380
Caesars Entertainment Corp.*	7,774	90,645
Marriott Vacations Worldwide Corp.	710	73,563
Resideo Technologies, Inc.*	4,988	71,578
Delphi Technologies plc	5,265	70,551
JetBlue Airways Corp.*	4,160	69,680
Adient plc	2,933	67,342
Casey's General Stores, Inc.	270	43,513
Total Consumer, Cyclical		2,427,591
Industrial - 26.9%
SYNNEX Corp.	1,777	200,623
Tech Data Corp.*	1,782	185,756
AECOM*	4,865	182,730
Ryder System, Inc.	3,358	173,844
Arrow Electronics, Inc.*	2,095	156,245
Avnet, Inc.	3,461	153,963
Jabil, Inc.	4,263	152,487
AGCO Corp.	1,430	108,251
MasTec, Inc.*	1,610	104,537
Colfax Corp.*	3,559	103,425
Trinity Industries, Inc.	5,240	103,123
Knight-Swift Transportation Holdings, Inc.	2,612	94,815
Fluor Corp.	4,726	90,408
Owens Corning	1,250	79,000
EMCOR Group, Inc.	821	70,705
Oshkosh Corp.	794	60,185
Silgan Holdings, Inc.	1,576	47,335
Terex Corp.	1,760	45,707
Belden, Inc.	850	45,339
Timken Co.	970	42,205
Werner Enterprises, Inc.	1,130	39,889
Worthington Industries, Inc.	1,030	37,131
Owens-Illinois, Inc.	3,590	36,870
Granite Construction, Inc.	1,140	36,628
Total Industrial		2,351,201
Financial - 21.4%
Legg Mason, Inc.	4,715	180,066
Brighthouse Financial, Inc.*	3,862	156,295
Jefferies Financial Group, Inc.	7,834	144,145
Reinsurance Group of America, Inc. — Class A	705	112,715
Navient Corp.	8,526	109,133
Alleghany Corp.*	115	91,743
New York Community Bancorp, Inc.	7,214	90,535
Janus Henderson Group plc	3,932	88,313
Stifel Financial Corp.	1,420	81,480
Bank OZK	2,865	78,129
First American Financial Corp.	1,310	77,303
Old Republic International Corp.	3,175	74,835
CNO Financial Group, Inc.	4,425	70,048
Alexander & Baldwin, Inc. REIT	2,748	67,353
Sabra Health Care REIT, Inc. REIT	2,863	65,734
PacWest Bancorp	1,397	50,767
Washington Federal, Inc.	1,217	45,017
Jones Lang LaSalle, Inc.	318	44,221
Senior Housing Properties Trust REIT	4,716	43,647
Umpqua Holdings Corp.	2,581	42,483
Associated Banc-Corp.	2,080	42,120
Hancock Whitney Corp.	1,055	40,401
First Horizon National Corp.	2,479	40,160
Pinnacle Financial Partners, Inc.	636	36,093
Total Financial		1,872,736
Consumer, Non-cyclical - 9.1%
ManpowerGroup, Inc.	1,777	149,695
Avis Budget Group, Inc.*	3,567	100,803
Pilgrim's Pride Corp.*	2,735	87,643
Patterson Companies, Inc.	4,411	78,604
Sanderson Farms, Inc.	510	77,178
Acadia Healthcare Company, Inc.*	2,442	75,897
Graham Holdings Co. — Class B	106	70,326
Hain Celestial Group, Inc.*	2,685	57,660
TreeHouse Foods, Inc.*	910	50,460
MEDNAX, Inc.*	1,821	41,191
Spectrum Brands Holdings, Inc.	196	10,325
Total Consumer, Non-cyclical		799,782
Basic Materials - 8.2%
Reliance Steel & Aluminum Co.	1,621	161,549
Olin Corp.	5,550	103,896
United States Steel Corp.[1]	8,648	99,884
Commercial Metals Co.	5,151	89,524
Carpenter Technology Corp.	1,672	86,376
Domtar Corp.	2,103	75,309
Minerals Technologies, Inc.	960	50,966
Steel Dynamics, Inc.	1,607	47,889
Total Basic Materials		715,393
Energy - 3.4%
Murphy USA, Inc.*	1,258	107,307
Patterson-UTI Energy, Inc.	7,280	62,244
Oceaneering International, Inc.*	4,301	58,278
Equities Corp.	3,195	33,995
Oasis Petroleum, Inc.*	9,425	32,611
Total Energy		294,435
Technology - 1.6%
CACI International, Inc. — Class A*	250	57,815
Perspecta, Inc.	1,760	45,971
NetScout Systems, Inc.*	1,405	32,399
Total Technology		136,185
Communications - 1.0%
Telephone & Data Systems, Inc.	3,425	88,365
Total Common Stocks
(Cost $6,830,503)		8,685,688

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.3%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$18,443	$18,443
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	5,931	5,931
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	5,337	5,337
Total Repurchase Agreements
(Cost $29,711)		29,711

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	263,761	263,761
Total Securities Lending Collateral
(Cost $263,761)		263,761
Total Investments - 102.7%
(Cost $7,123,975)		$8,979,160
Other Assets & Liabilities, net - (2.7)%		(238,186)
Total Net Assets - 100.0%		$8,740,974

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,685,688	$—	$—	$8,685,688
Repurchase Agreements	—	29,711	—	29,711
Securities Lending Collateral	263,761	—	—	263,761
Total Assets	$8,949,449	$29,711	$—	$8,979,160

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 29.7%
Avon Products, Inc.*	67,970	$299,068
Medpace Holdings, Inc.*	2,340	196,654
NeoGenomics, Inc.*	8,760	167,491
CONMED Corp.	1,630	156,725
Cardiovascular Systems, Inc.*	2,960	140,659
Xencor, Inc.*	3,308	111,579
Tactile Systems Technology, Inc.*	2,379	100,679
Medifast, Inc.	951	98,552
Arrowhead Pharmaceuticals, Inc.*	3,190	89,894
Career Education Corp.*	5,640	89,620
Inter Parfums, Inc.	1,242	86,902
Luminex Corp.	4,190	86,523
WD-40 Co.	470	86,264
Supernus Pharmaceuticals, Inc.*	3,011	82,742
Neogen Corp.*	1,169	79,620
Eagle Pharmaceuticals, Inc.*	1,406	79,537
AngioDynamics, Inc.*	4,255	78,377
Cardtronics plc — Class A*	2,150	65,016
Innoviva, Inc.*	5,836	61,512
Integer Holdings Corp.*	812	61,355
HMS Holdings Corp.*	1,700	58,590
Harsco Corp.*	3,039	57,619
Ensign Group, Inc.	1,118	53,027
Corcept Therapeutics, Inc.*	3,720	52,582
Monro, Inc.	660	52,147
Heska Corp.*	680	48,192
CorVel Corp.*	621	47,010
Care.com, Inc.*	4,480	46,816
Addus HomeCare Corp.*	490	38,847
AMN Healthcare Services, Inc.*	671	38,623
Strategic Education, Inc.	280	38,046
Amphastar Pharmaceuticals, Inc.*	1,840	36,487
American Public Education, Inc.*	1,615	36,079
Surmodics, Inc.*	737	33,710
CryoLife, Inc.*	1,100	29,865
REGENXBIO, Inc.*	800	28,480
Forrester Research, Inc.	690	22,177
Tivity Health, Inc.*	1,240	20,621
Spectrum Pharmaceuticals, Inc.*	2,470	20,489
Merit Medical Systems, Inc.*	669	20,378
Endo International plc*	6,190	19,870
BioTelemetry, Inc.*	482	19,632
Vanda Pharmaceuticals, Inc.*	1,460	19,389
Meridian Bioscience, Inc.	1,740	16,513
Total Consumer, Non-cyclical		3,073,958
Financial - 16.5%
Innovative Industrial Properties, Inc. REIT[1]	1,720	158,876
Agree Realty Corp. REIT	1,570	114,845
RLI Corp.	1,030	95,697
Four Corners Property Trust, Inc. REIT	3,286	92,928
Redwood Trust, Inc. REIT	4,890	80,245
eHealth, Inc.*	1,150	76,808
Armada Hoffler Properties, Inc. REIT	4,140	74,893
United Fire Group, Inc.	1,524	71,598
Old National Bancorp	4,126	70,988
Triumph Bancorp, Inc.*	2,210	70,477
Blucora, Inc.*	3,075	66,543
HCI Group, Inc.	1,490	62,640
Independent Bank Corp.	838	62,557
LegacyTexas Financial Group, Inc.	1,435	62,466
Easterly Government Properties, Inc. REIT	2,862	60,961
Urstadt Biddle Properties, Inc. — Class A REIT	2,250	53,325
Community Bank System, Inc.	850	52,436
Universal Insurance Holdings, Inc.	1,700	50,983
Marcus & Millichap, Inc.*	1,340	47,556
City Holding Co.	610	46,512
Washington Prime Group, Inc. REIT[1]	10,534	43,611
Community Healthcare Trust, Inc. REIT	950	42,322
Seacoast Banking Corporation of Florida*	1,540	38,977
National Storage Affiliates Trust REIT	1,099	36,674
Glacier Bancorp, Inc.	830	33,582
Westamerica Bancorporation	520	32,334
Total Financial		1,700,834
Consumer, Cyclical - 16.0%
Shake Shack, Inc. — Class A*	2,593	254,218
Wingstop, Inc.	1,524	133,015
Regis Corp.*	4,700	95,034
Guess?, Inc.	5,120	94,874
Shoe Carnival, Inc.	2,872	93,081
Sleep Number Corp.*	2,211	91,359
Cavco Industries, Inc.*	404	77,604
iRobot Corp.*,1	1,221	75,299
BJ's Restaurants, Inc.	1,930	74,961
Allegiant Travel Co. — Class A	485	72,585
Marcus Corp.	1,930	71,429
UniFirst Corp.	300	58,536
Mobile Mini, Inc.	1,543	56,875
Crocs, Inc.*	1,980	54,965
Dorman Products, Inc.*	690	54,883
Children's Place, Inc.	700	53,893
Ruth's Hospitality Group, Inc.	2,502	51,078
Kontoor Brands, Inc.	1,210	42,471
El Pollo Loco Holdings, Inc.*	3,636	39,850
Dave & Buster's Entertainment, Inc.	946	36,847
Dine Brands Global, Inc.	480	36,413
Tailored Brands, Inc.[1]	7,020	30,888
Total Consumer, Cyclical		1,650,158
Industrial - 10.5%
KEMET Corp.	7,874	143,149
SPX Corp.*	2,800	112,028
DXP Enterprises, Inc.*	2,670	92,703
Matson, Inc.	2,360	88,524
Vicor Corp.*	2,934	86,612

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 10.5% (continued)
Franklin Electric Company, Inc.	1,530	$73,149
Exponent, Inc.	910	63,609
AeroVironment, Inc.*	1,068	57,202
Mesa Laboratories, Inc.	240	57,065
Proto Labs, Inc.*	553	56,461
ESCO Technologies, Inc.	690	54,896
Albany International Corp. — Class A	608	54,817
Aerojet Rocketdyne Holdings, Inc.*	852	43,035
US Ecology, Inc.	560	35,806
National Presto Industries, Inc.	380	33,854
Raven Industries, Inc.	995	33,293
Total Industrial		1,086,203
Technology - 9.1%
Nanometrics, Inc.*	4,200	137,004
SPS Commerce, Inc.*	2,280	107,320
Tabula Rasa HealthCare, Inc.*,1	1,856	101,969
Cabot Microelectronics Corp.	661	93,340
Bottomline Technologies DE, Inc.*	2,010	79,093
Unisys Corp.*	9,470	70,362
CTS Corp.	1,920	62,131
Agilysys, Inc.*	2,410	61,720
Brooks Automation, Inc.	1,544	57,174
Omnicell, Inc.*	785	56,732
Virtusa Corp.*	1,269	45,709
3D Systems Corp.*,1	4,930	40,180
NextGen Healthcare, Inc.*	1,922	30,118
Total Technology		942,852
Energy - 8.6%
Renewable Energy Group, Inc.*,1	7,340	110,137
QEP Resources, Inc.	23,970	88,689
Callon Petroleum Co.*	19,110	82,938
DMC Global, Inc.[1]	1,780	78,284
Valaris plc	16,090	77,393
Archrock, Inc.	6,910	68,893
Denbury Resources, Inc.*	55,760	66,354
SunCoke Energy, Inc.*	11,320	63,845
Penn Virginia Corp.*	2,190	63,663
HighPoint Resources Corp.*	39,442	62,713
ProPetro Holding Corp.*	6,320	57,449
Carrizo Oil & Gas, Inc.*	4,330	37,173
KLX Energy Services Holdings, Inc.*	4,131	35,712
Total Energy		893,243
Communications - 6.3%
Perficient, Inc.*	4,620	178,240
Iridium Communications, Inc.*	4,798	102,101
Liquidity Services, Inc.*	9,378	69,397
Harmonic, Inc.*	8,277	54,463
8x8, Inc.*	2,110	43,719
EW Scripps Co. — Class A	3,270	43,426
Viavi Solutions, Inc.*	3,000	42,015
QuinStreet, Inc.*	3,210	40,414
Stamps.com, Inc.*	529	39,384
ATN International, Inc.	660	38,524
Total Communications		651,683
Basic Materials - 2.7%
Kaiser Aluminum Corp.	1,080	106,888
Innospec, Inc.	950	84,683
Hawkins, Inc.	1,530	65,025
Quaker Chemical Corp.	160	25,302
Total Basic Materials		281,898
Total Common Stocks
(Cost $8,617,600)		10,280,829

SECURITIES LENDING COLLATERAL†,2 - 4.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[3]	414,057	414,057
Total Securities Lending Collateral
(Cost $414,057)		414,057
Total Investments - 103.4%
(Cost $9,031,657)		$10,694,886
Other Assets & Liabilities, net - (3.4)%		(348,057)
Total Net Assets - 100.0%		$10,346,829

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Securities lending collateral — See Note 5.
[3]	Rate indicated is the 7-day yield as of September 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,280,829	$—	$—	$10,280,829
Securities Lending Collateral	414,057	—	—	414,057
Total Assets	$10,694,886	$—	$—	$10,694,886

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Cyclical - 38.8%
Sonic Automotive, Inc. — Class A	8,475	$266,200
Group 1 Automotive, Inc.	2,226	205,482
William Lyon Homes — Class A*	10,010	203,804
M/I Homes, Inc.*	5,135	193,333
Hibbett Sports, Inc.*	8,086	185,169
Meritage Homes Corp.*	2,570	180,799
Century Communities, Inc.*	5,900	180,717
GMS, Inc.*	6,160	176,915
Lithia Motors, Inc. — Class A	1,105	146,280
Winnebago Industries, Inc.	3,420	131,157
MDC Holdings, Inc.	2,573	110,896
Genesco, Inc.*	2,381	95,288
Zumiez, Inc.*	2,915	92,333
Cato Corp. — Class A	5,115	90,075
Anixter International, Inc.*	1,302	89,994
Vitamin Shoppe, Inc.*	13,551	88,353
American Axle & Manufacturing Holdings, Inc.*	10,299	84,658
Red Robin Gourmet Burgers, Inc.*	2,520	83,815
Conn's, Inc.*	2,940	73,088
ScanSource, Inc.*	2,356	71,976
Chico's FAS, Inc.	17,814	71,790
Core-Mark Holding Company, Inc.	2,131	68,437
Express, Inc.*	19,735	67,888
LGI Homes, Inc.*	790	65,823
Wabash National Corp.	4,410	63,989
Office Depot, Inc.	36,280	63,671
Veritiv Corp.*	3,273	59,176
Abercrombie & Fitch Co. — Class A	3,686	57,502
Lumber Liquidators Holdings, Inc.*,1	5,690	56,160
MarineMax, Inc.*	3,566	55,202
EZCORP, Inc. — Class A*	8,319	53,699
Vista Outdoor, Inc.*	8,216	50,857
Cooper-Standard Holdings, Inc.*	1,211	49,506
Haverty Furniture Companies, Inc.	2,332	47,270
Big Lots, Inc.	1,840	45,080
J.C. Penney Company, Inc.*	48,106	42,762
Caleres, Inc.	1,702	39,844
Ethan Allen Interiors, Inc.	1,700	32,470
Titan International, Inc.	11,543	31,166
SkyWest, Inc.	542	31,111
Unifi, Inc.*	1,409	30,885
Signet Jewelers Ltd.	1,820	30,503
PriceSmart, Inc.	400	28,440
Vera Bradley, Inc.*	2,763	27,906
Bloomin' Brands, Inc.	1,394	26,389
Motorcar Parts of America, Inc.*	1,514	25,586
Cooper Tire & Rubber Co.	966	25,232
G-III Apparel Group Ltd.*	930	23,966
Barnes & Noble Education, Inc.*	6,940	21,653
Fossil Group, Inc.*	1,652	20,666
GameStop Corp. — Class A1	2,166	11,956
Total Consumer, Cyclical		4,076,917
Industrial - 19.1%
Griffon Corp.	9,310	195,231
Boise Cascade Co.	3,575	116,509
TTM Technologies, Inc.*	8,520	103,901
Universal Forest Products, Inc.	2,600	103,688
Lydall, Inc.*	3,811	94,932
Olympic Steel, Inc.	6,591	94,910
Benchmark Electronics, Inc.	2,906	84,448
Sanmina Corp.*	2,513	80,692
MYR Group, Inc.*	2,370	74,157
Arcosa, Inc.	1,950	66,709
ArcBest Corp.	2,182	66,442
Echo Global Logistics, Inc.*	2,933	66,432
Patrick Industries, Inc.*	1,440	61,747
TopBuild Corp.*	620	59,787
US Concrete, Inc.*	1,070	59,150
Ichor Holdings Ltd.*	2,403	58,105
Aegion Corp. — Class A*	2,644	56,529
TimkenSteel Corp.*	8,914	56,069
SEACOR Holdings, Inc.*	1,140	53,660
CIRCOR International, Inc.*	1,260	47,313
Atlas Air Worldwide Holdings, Inc.*	1,826	46,070
Powell Industries, Inc.	1,024	40,090
Greenbrier Companies, Inc.	1,272	38,313
Comtech Telecommunications Corp.	1,147	37,278
Encore Wire Corp.	579	32,586
SPX FLOW, Inc.*	750	29,595
Briggs & Stratton Corp.	4,769	28,900
Mueller Industries, Inc.	990	28,393
Astec Industries, Inc.	910	28,301
Tredegar Corp.	1,359	26,528
Apogee Enterprises, Inc.	670	26,123
Bel Fuse, Inc. — Class B	1,487	22,350
Matthews International Corp. — Class A	620	21,942
Total Industrial		2,006,880
Consumer, Non-cyclical - 13.5%
Kelly Services, Inc. — Class A	5,412	131,079
Fresh Del Monte Produce, Inc.	3,520	120,067
Magellan Health, Inc.*	1,749	108,613
United Natural Foods, Inc.*	9,280	106,906
Cross Country Healthcare, Inc.*	9,427	97,098
ABM Industries, Inc.	2,670	96,974
Rent-A-Center, Inc.	3,430	88,460
Seneca Foods Corp. — Class A*	2,701	84,217
SpartanNash Co.	6,225	73,642
Andersons, Inc.	3,029	67,941
Lannett Company, Inc.*	6,060	67,872
Invacare Corp.	7,932	59,490
Quanex Building Products Corp.	2,810	50,805
TrueBlue, Inc.*	2,300	48,530
Team, Inc.*	2,569	46,370
Universal Corp.	703	38,531
Owens & Minor, Inc.	6,000	34,860
Dean Foods Co.[1]	19,843	23,018
Diplomat Pharmacy, Inc.*	4,247	20,810
Select Medical Holdings Corp.*	1,220	20,215
Central Garden & Pet Co. — Class A*	560	15,526
Assertio Therapeutics, Inc.*	8,046	10,299

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer, Non-cyclical - 13.5% (continued)
Central Garden & Pet Co.*	140	$4,092
Total Consumer, Non-cyclical		1,415,415
Financial - 8.9%
Realogy Holdings Corp.[1]	14,630	97,728
Encore Capital Group, Inc.*	2,824	94,110
INTL FCStone, Inc.*	1,987	81,586
iStar, Inc. REIT	5,510	71,905
Ambac Financial Group, Inc.*	3,520	68,816
Customers Bancorp, Inc.*	2,590	53,717
Stewart Information Services Corp.	1,117	43,328
Third Point Reinsurance Ltd.*	3,740	37,363
Opus Bank	1,625	35,376
Summit Hotel Properties, Inc. REIT	2,990	34,684
Invesco Mortgage Capital, Inc. REIT	2,085	31,921
Horace Mann Educators Corp.	685	31,736
PRA Group, Inc.*	930	31,425
CBL & Associates Properties, Inc. REIT	23,857	30,776
PennyMac Mortgage Investment Trust REIT	1,332	29,610
Capstead Mortgage Corp. REIT	3,879	28,511
Pacific Premier Bancorp, Inc.	780	24,328
Hope Bancorp, Inc.	1,666	23,890
Xenia Hotels & Resorts, Inc. REIT	1,130	23,866
Hersha Hospitality Trust REIT	1,520	22,618
Apollo Commercial Real Estate Finance, Inc. REIT	1,082	20,742
Cedar Realty Trust, Inc. REIT	6,806	20,418
Total Financial		938,454
Energy - 6.9%
Par Pacific Holdings, Inc.*	4,296	98,206
Green Plains, Inc.	6,505	68,921
US Silica Holdings, Inc.	6,243	59,683
Range Resources Corp.	15,330	58,561
Helix Energy Solutions Group, Inc.*	6,626	53,405
REX American Resources Corp.*	674	51,446
McDermott International, Inc.*,1	25,300	51,106
SM Energy Co.	4,550	44,089
Newpark Resources, Inc.*	5,000	38,100
SRC Energy, Inc.*	7,632	35,565
Laredo Petroleum, Inc.*	12,821	30,899
C&J Energy Services, Inc.*	2,872	30,817
Matrix Service Co.*	1,509	25,864
Exterran Corp.*	1,500	19,590
Oil States International, Inc.*	1,452	19,312
Diamond Offshore Drilling, Inc.*	3,412	18,971
Gulfport Energy Corp.*	6,300	17,073
Ring Energy, Inc.*	3,528	5,786
Total Energy		727,394
Basic Materials - 6.2%
PH Glatfelter Co.	8,401	129,291
Kraton Corp.*	3,420	110,432
Clearwater Paper Corp.*	4,236	89,464
Mercer International, Inc.	5,710	71,604
Century Aluminum Co.*	9,830	65,222
Koppers Holdings, Inc.*	1,760	51,410
Rayonier Advanced Materials, Inc.	8,594	37,212
Schweitzer-Mauduit International, Inc.	890	33,322
Innophos Holdings, Inc.	1,020	33,109
AdvanSix, Inc.*	1,259	32,381
Total Basic Materials		653,447
Technology - 4.3%
Ultra Clean Holdings, Inc.*	13,970	204,451
Insight Enterprises, Inc.*	1,688	94,004
Photronics, Inc.*	4,874	53,029
Pitney Bowes, Inc.	6,670	30,482
Sykes Enterprises, Inc.*	906	27,760
Donnelley Financial Solutions, Inc.*	1,670	20,574
TiVo Corp.	2,510	19,114
Total Technology		449,414
Communications - 1.6%
Gannett Company, Inc.	7,720	82,913
New Media Investment Group, Inc.[1]	5,075	44,711
Digi International, Inc.*	2,230	30,373
Frontier Communications Corp.*	11,365	9,853
Total Communications		167,850
Total Common Stocks
(Cost $8,955,576)		10,435,771

RIGHTS†††,2 - 0.0%
A Schulman, Inc.*	1,164	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.7%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$44,304	44,304
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	14,247	14,247
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	12,822	12,822
Total Repurchase Agreements
(Cost $71,373)		71,373

	Shares
SECURITIES LENDING COLLATERAL†,4 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[5]	157,570	157,570
Total Securities Lending Collateral
(Cost $157,570)		157,570
Total Investments - 101.5%
(Cost $9,184,519)		$10,664,714
Other Assets & Liabilities, net - (1.5)%		(152,359)
Total Net Assets - 100.0%		$10,512,355

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of September 30, 2019.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$10,435,771	$—	$—		$10,435,771
Rights	—	—	—	*	—
Repurchase Agreements	—	71,373	—		71,373
Securities Lending Collateral	157,570	—	—		157,570
Total Assets	$10,593,341	$71,373	$—		$10,664,714

*	Security has a market value of $0.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
MUTUAL FUNDS† - 53.4%
Guggenheim Strategy Fund II1	32,634	$810,297
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	81,217	808,918
Total Mutual Funds
(Cost $1,615,538)		1,619,215

	Face Amount
FEDERAL AGENCY NOTES†† - 9.9%
Fannie Mae
1.10% due 10/17/19	$200,000	199,922
Farmer Mac
1.98% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 09/01/20[2]	100,000	100,000
Total Federal Agency Notes
(Cost $299,902)		299,922

FEDERAL AGENCY DISCOUNT NOTES†† - 3.3%
Federal Home Loan Bank
1.78% due 10/02/19[3]	100,000	99,995
Total Federal Agency Discount Notes
(Cost $99,995)		99,995

U.S. TREASURY BILLS†† - 2.8%
U.S. Treasury Bills
1.93% due 10/29/19[3,4]	85,000	84,877
Total U.S. Treasury Bills
(Cost $84,870)		84,877

REPURCHASE AGREEMENTS††,5 - 29.8%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	561,463	561,463
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	180,548	180,548
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	162,493	162,493
Total Repurchase Agreements
(Cost $904,504)		904,504
Total Investments - 99.2%
(Cost $3,004,809)		$3,008,513
Other Assets & Liabilities, net - 0.8%		24,768
Total Net Assets - 100.0%		$3,033,281

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	51	Dec 2019	$5,051,550	$44,225

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	12/18/19	10,611	$1,050,267	$7,224

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,619,215	$—	$—	$1,619,215
Federal Agency Notes	—	299,922	—	299,922
Federal Agency Discount Notes	—	99,995	—	99,995
U.S. Treasury Bills	—	84,877	—	84,877
Repurchase Agreements	—	904,504	—	904,504
Currency Futures Contracts**	44,225	—	—	44,225
Currency Index Swap Agreements**	—	7,224	—	7,224
Total Assets	$1,663,440	$1,396,522	$—	$3,059,962

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,112,218	$498,028	$(800,000)	$(3,493)	$3,544	$810,297	32,634	$18,159
Guggenheim Ultra Short Duration Fund — Institutional Class	941,620	717,374	(850,000)	(2,179)	2,103	808,918	81,217	17,473
	$2,053,838	$1,215,402	$(1,650,000)	$(5,672)	$5,647	$1,619,215		$35,632

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.7%
Software - 28.6%
Microsoft Corp.	6,661	$926,079
Oracle Corp.	7,174	394,785
Adobe, Inc.*	1,214	335,367
salesforce.com, Inc.*	2,201	326,716
Fidelity National Information Services, Inc.	1,963	260,608
Fiserv, Inc.*	2,318	240,122
Intuit, Inc.	897	238,548
VMware, Inc. — Class A	1,538	230,792
ServiceNow, Inc.*	767	194,703
Activision Blizzard, Inc.	3,464	183,315
Workday, Inc. — Class A*	1,055	179,308
Autodesk, Inc.*	1,102	162,765
Paychex, Inc.	1,897	157,015
Electronic Arts, Inc.*	1,575	154,067
Synopsys, Inc.*	952	130,662
ANSYS, Inc.*	560	123,962
Cadence Design Systems, Inc.*	1,862	123,041
NetEase, Inc. ADR	445	118,450
Splunk, Inc.*	1,000	117,860
Akamai Technologies, Inc.*	1,252	114,408
Atlassian Corporation plc — Class A*	875	109,760
Twilio, Inc. — Class A*,1	989	108,750
SS&C Technologies Holdings, Inc.	2,106	108,606
Broadridge Financial Solutions, Inc.	868	108,005
Take-Two Interactive Software, Inc.*	846	106,038
Citrix Systems, Inc.	1,075	103,759
Paycom Software, Inc.*	469	98,251
Jack Henry & Associates, Inc.	661	96,486
DocuSign, Inc.*	1,514	93,747
Momo, Inc. ADR	2,889	89,501
PTC, Inc.*	1,203	82,021
Aspen Technology, Inc.*	665	81,848
Dropbox, Inc. — Class A*	4,023	81,144
Coupa Software, Inc.*	617	79,945
MongoDB, Inc.*,1	604	72,770
CDK Global, Inc.	1,472	70,788
Total Software		6,203,992
Semiconductors - 20.3%
Intel Corp.	8,569	441,561
Texas Instruments, Inc.	2,468	318,964
NVIDIA Corp.	1,719	299,226
Broadcom, Inc.	1,071	295,671
QUALCOMM, Inc.	3,602	274,761
Applied Materials, Inc.	3,865	192,863
Micron Technology, Inc.*	4,314	184,855
Analog Devices, Inc.	1,644	183,684
NXP Semiconductor N.V.	1,542	168,263
Lam Research Corp.	714	165,013
Advanced Micro Devices, Inc.*	5,561	161,213
KLA Corp.	908	144,781
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,012	139,998
Xilinx, Inc.	1,437	137,808
Microchip Technology, Inc.	1,481	137,600
Marvell Technology Group Ltd.	4,660	116,360
Maxim Integrated Products, Inc.	1,981	114,720
Skyworks Solutions, Inc.	1,368	108,414
ASML Holding N.V. — Class G	434	107,814
Teradyne, Inc.	1,551	89,818
Qorvo, Inc.*	1,155	85,632
Cypress Semiconductor Corp.	3,666	85,564
ON Semiconductor Corp.*	4,244	81,527
IPG Photonics Corp.*	586	79,462
Monolithic Power Systems, Inc.	485	75,481
Entegris, Inc.	1,547	72,802
Cree, Inc.*	1,337	65,513
MKS Instruments, Inc.	696	64,227
Total Semiconductors		4,393,595
Internet - 17.1%
Alphabet, Inc. — Class A*	687	838,923
Facebook, Inc. — Class A*	3,541	630,581
Baidu, Inc. ADR*	1,675	172,123
Twitter, Inc.*	3,909	161,051
VeriSign, Inc.*	718	135,436
Palo Alto Networks, Inc.*	637	129,840
Shopify, Inc. — Class A*	408	127,157
Match Group, Inc.[1]	1,712	122,305
IAC/InterActiveCorp*	551	120,101
CDW Corp.	965	118,927
Symantec Corp.	4,687	110,754
GoDaddy, Inc. — Class A*	1,503	99,168
Weibo Corp. ADR*	2,177	97,421
Okta, Inc.*	978	96,294
Wix.com Ltd.*	822	95,960
YY, Inc. ADR*	1,604	90,193
Autohome, Inc. ADR*	1,053	87,536
F5 Networks, Inc.*	610	85,656
Proofpoint, Inc.*	619	79,882
Zendesk, Inc.*	1,088	79,293
Zillow Group, Inc. — Class C*,1	2,446	72,940
TripAdvisor, Inc.*	1,727	66,800
FireEye, Inc.*	3,640	48,558
Yelp, Inc. — Class A*	1,322	45,940
Total Internet		3,712,839
Computers - 13.0%
Apple, Inc.	4,144	928,132
International Business Machines Corp.	2,276	330,976
Accenture plc — Class A	1,042	200,429
Cognizant Technology Solutions Corp. — Class A	2,715	163,619
HP, Inc.	8,095	153,157
Hewlett Packard Enterprise Co.	8,639	131,054
Western Digital Corp.	1,996	119,041
Check Point Software Technologies Ltd.*	1,049	114,866
Seagate Technology plc	2,109	113,443
Fortinet, Inc.*	1,375	105,545
NetApp, Inc.	1,950	102,394
Amdocs Ltd.	1,307	86,406
DXC Technology Co.	2,666	78,647
Zscaler, Inc.*	1,448	68,432
Nutanix, Inc. — Class A*	2,496	65,520
Lumentum Holdings, Inc.*	1,055	56,506
Total Computers		2,818,167

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Diversified Financial Services - 5.9%
Visa, Inc. — Class A	3,085	$530,651
Mastercard, Inc. — Class A	1,754	476,334
Pagseguro Digital Ltd. — Class A*	2,049	94,889
Western Union Co.	3,973	92,054
Alliance Data Systems Corp.	573	73,419
Total Diversified Financial Services		1,267,347
Commercial Services - 5.6%
PayPal Holdings, Inc.*	3,067	317,710
Global Payments, Inc.	1,765	280,635
Automatic Data Processing, Inc.	1,511	243,906
Square, Inc. — Class A*	2,499	154,813
FleetCor Technologies, Inc.*	502	143,963
Sabre Corp.	3,166	70,903
Total Commercial Services		1,211,930
Telecommunications - 4.8%
Cisco Systems, Inc.	8,606	425,222
Motorola Solutions, Inc.	910	155,073
Corning, Inc.	5,063	144,397
Arista Networks, Inc.*	516	123,283
Juniper Networks, Inc.	3,523	87,194
LogMeIn, Inc.	791	56,129
CommScope Holding Company, Inc.*	3,876	45,582
Total Telecommunications		1,036,880
Electronics - 2.5%
Amphenol Corp. — Class A	1,633	157,584
TE Connectivity Ltd.	1,133	105,573
Trimble, Inc.*	2,364	91,747
FLIR Systems, Inc.	1,461	76,834
Avnet, Inc.	1,428	63,525
Coherent, Inc.*	361	55,493
Total Electronics		550,756
Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	460	94,930
Machinery-Diversified - 0.4%
Cognex Corp.	1,668	81,949
Advertising - 0.4%
Trade Desk, Inc. — Class A*	430	80,647
Electrical Components & Equipment - 0.4%
Universal Display Corp.	463	77,737
Energy-Alternate Sources - 0.3%
First Solar, Inc.*	1,119	64,913
Total Common Stocks
(Cost $10,542,486)		21,595,682

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$89,057	89,057
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	28,638	28,638
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	25,774	25,774
Total Repurchase Agreements
(Cost $143,469)		143,469

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	278,045	278,045
Total Securities Lending Collateral
(Cost $278,045)		278,045
Total Investments - 101.6%
(Cost $10,964,000)		$22,017,196
Other Assets & Liabilities, net - (1.6)%		(348,734)
Total Net Assets - 100.0%		$21,668,462

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,595,682	$—	$—	$21,595,682
Repurchase Agreements	—	143,469	—	143,469
Securities Lending Collateral	278,045	—	—	278,045
Total Assets	$21,873,727	$143,469	$—	$22,017,196

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Telecommunications - 91.6%
AT&T, Inc.	10,133	$383,433
Verizon Communications, Inc.	5,951	359,202
Cisco Systems, Inc.	6,747	333,369
T-Mobile US, Inc.*	2,326	183,219
Motorola Solutions, Inc.	713	121,502
Sprint Corp.*	17,854	110,159
Arista Networks, Inc.*	404	96,524
CenturyLink, Inc.	6,641	82,880
Juniper Networks, Inc.	2,762	68,360
Ubiquiti, Inc.	548	64,806
Zayo Group Holdings, Inc.*	1,900	64,410
GCI Liberty, Inc. — Class A*	912	56,608
Ciena Corp.*	1,437	56,374
ViaSat, Inc.*	647	48,732
Vodafone Group plc ADR	2,224	44,280
EchoStar Corp. — Class A*	1,109	43,939
Viavi Solutions, Inc.*	2,871	40,208
Telephone & Data Systems, Inc.	1,522	39,268
America Movil SAB de CV — Class L ADR	2,625	39,008
Iridium Communications, Inc.*	1,826	38,857
Acacia Communications, Inc.*	580	37,932
China Mobile Ltd. ADR	913	37,798
BCE, Inc.	774	37,469
Intelsat S.A.*	1,600	36,480
Vonage Holdings Corp.*	3,196	36,115
Telefonica Brasil S.A. ADR	2,739	36,073
CommScope Holding Company, Inc.*	3,038	35,727
TIM Participacoes S.A. ADR	2,363	33,933
KT Corp. ADR	2,999	33,919
Rogers Communications, Inc. — Class B1	684	33,331
TELUS Corp.	933	33,233
SK Telecom Company Ltd. ADR	1,495	33,189
InterDigital, Inc.	552	28,963
Shenandoah Telecommunications Co.	892	28,339
Plantronics, Inc.	748	27,915
NETGEAR, Inc.*	760	24,487
Total Telecommunications		2,810,041
Internet - 3.9%
F5 Networks, Inc.*	479	67,261
Cogent Communications Holdings, Inc.	661	36,421
Boingo Wireless, Inc.*	1,348	14,963
Total Internet		118,645
Computers - 2.4%
Lumentum Holdings, Inc.*	827	44,294
NetScout Systems, Inc.*	1,296	29,886
Total Computers		74,180
Software - 0.9%
Bandwidth, Inc. — Class A*	407	26,499
Electronics - 0.7%
II-VI, Inc.*	359	12,628
Applied Optoelectronics, Inc.*	990	11,108
Total Electronics		23,736
Total Common Stocks
(Cost $2,253,870)		3,053,101

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.0%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$539	539
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	173	173
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	156	156
Total Repurchase Agreements
(Cost $868)		868

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	16,900	16,900
Total Securities Lending Collateral
(Cost $16,900)		16,900
Total Investments - 100.1%
(Cost $2,271,638)		$3,070,869
Other Assets & Liabilities, net - (0.1)%		(4,160)
Total Net Assets - 100.0%		$3,066,709

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,053,101	$—	$—	$3,053,101
Repurchase Agreements	—	868	—	868
Securities Lending Collateral	16,900	—	—	16,900
Total Assets	$3,070,001	$868	$—	$3,070,869

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Transportation - 46.7%
Union Pacific Corp.	1,438	$232,927
United Parcel Service, Inc. — Class B	1,895	227,059
CSX Corp.	2,365	163,824
Norfolk Southern Corp.	836	150,196
FedEx Corp.	982	142,950
Old Dominion Freight Line, Inc.	479	81,416
Kansas City Southern	604	80,338
Expeditors International of Washington, Inc.	1,056	78,450
J.B. Hunt Transport Services, Inc.	679	75,131
CH Robinson Worldwide, Inc.	870	73,759
Knight-Swift Transportation Holdings, Inc.	1,562	56,701
XPO Logistics, Inc.*	785	56,182
Genesee & Wyoming, Inc. — Class A*	501	55,366
Kirby Corp.*	609	50,035
Landstar System, Inc.	414	46,608
Canadian Pacific Railway Ltd.	201	44,714
Canadian National Railway Co.	491	44,121
ZTO Express Cayman, Inc. ADR	1,982	42,276
Ryder System, Inc.	708	36,653
Werner Enterprises, Inc.	995	35,124
Saia, Inc.*	359	33,638
Hub Group, Inc. — Class A*	604	28,086
ArcBest Corp.	641	19,518
Atlas Air Worldwide Holdings, Inc.*	761	19,200
Total Transportation		1,874,272
Airlines - 18.6%
Delta Air Lines, Inc.	2,316	133,402
Southwest Airlines Co.	2,182	117,850
United Airlines Holdings, Inc.*	1,168	103,263
American Airlines Group, Inc.	2,723	73,439
Alaska Air Group, Inc.	959	62,249
JetBlue Airways Corp.*	2,870	48,072
Ryanair Holdings plc ADR*	634	42,085
Copa Holdings S.A. — Class A	381	37,624
SkyWest, Inc.	647	37,138
Spirit Airlines, Inc.*	938	34,049
Allegiant Travel Co. — Class A	227	33,973
Hawaiian Holdings, Inc.	933	24,500
Total Airlines		747,644
Auto Manufacturers - 13.5%
General Motors Co.	4,206	157,641
Tesla, Inc.*,1	588	141,632
Ford Motor Co.	14,565	133,415
Ferrari N.V.	250	38,522
Fiat Chrysler Automobiles N.V.	2,904	37,607
Tata Motors Ltd. ADR*	4,133	34,676
Total Auto Manufacturers		543,493
Auto Parts & Equipment - 12.0%
Aptiv plc	761	66,527
BorgWarner, Inc.	1,689	61,952
Lear Corp.	504	59,422
Goodyear Tire & Rubber Co.	2,940	42,351
Magna International, Inc.	742	39,571
Autoliv, Inc.[1]	492	38,809
Visteon Corp.*	425	35,079
Delphi Technologies plc	2,410	32,294
Adient plc	1,403	32,213
Dana, Inc.	2,156	31,133
Tenneco, Inc. — Class A	1,781	22,298
American Axle & Manufacturing Holdings, Inc.*	2,687	22,087
Total Auto Parts & Equipment		483,736
Commercial Services - 4.1%
AMERCO	153	59,676
Macquarie Infrastructure Corp.	1,022	40,338
Hertz Global Holdings, Inc.*	2,320	32,109
Avis Budget Group, Inc.*	1,118	31,595
Total Commercial Services		163,718
Leisure Time - 2.2%
Harley-Davidson, Inc.	1,492	53,667
Fox Factory Holding Corp.*	550	34,232
Total Leisure Time		87,899
Electronics - 1.4%
Gentex Corp.	2,095	57,686
Home Builders - 1.0%
Thor Industries, Inc.	699	39,592
Total Common Stocks
(Cost $1,909,430)		3,998,040

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.0%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$249	249
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	80	80
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	72	72
Total Repurchase Agreements
(Cost $401)		401

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	130,094	130,094
Total Securities Lending Collateral
(Cost $130,094)		130,094
Total Investments - 102.7%
(Cost $2,039,925)		$4,128,535
Other Assets & Liabilities, net - (2.7)%		(110,330)
Total Net Assets - 100.0%		$4,018,205

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,998,040	$—	$—	$3,998,040
Repurchase Agreements	—	401	—	401
Securities Lending Collateral	130,094	—	—	130,094
Total Assets	$4,128,134	$401	$—	$4,128,535

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Electric - 82.5%
NextEra Energy, Inc.	5,452	$1,270,261
Duke Energy Corp.	10,358	992,918
Southern Co.	15,409	951,814
Dominion Energy, Inc.	11,693	947,601
Exelon Corp.	16,818	812,478
American Electric Power Company, Inc.	8,578	803,673
Sempra Energy	5,260	776,429
Xcel Energy, Inc.	10,530	683,292
Consolidated Edison, Inc.	7,068	667,714
Public Service Enterprise Group, Inc.	10,679	662,952
WEC Energy Group, Inc.	6,822	648,772
Eversource Energy	7,359	628,974
Edison International	8,284	624,779
FirstEnergy Corp.	12,501	602,923
DTE Energy Co.	4,386	583,163
Entergy Corp.	4,907	575,885
PPL Corp.	17,844	561,908
Ameren Corp.	6,693	535,775
CMS Energy Corp.	7,912	505,972
Avangrid, Inc.	9,164	478,819
Evergy, Inc.	7,073	470,779
CenterPoint Energy, Inc.	15,407	464,983
Vistra Energy Corp.	15,980	427,145
Alliant Energy Corp.	7,860	423,890
AES Corp.	24,092	393,663
Pinnacle West Capital Corp.	3,984	386,727
NRG Energy, Inc.	9,563	378,695
OGE Energy Corp.	7,881	357,640
IDACORP, Inc.	2,505	282,238
Hawaiian Electric Industries, Inc.	5,864	267,457
Portland General Electric Co.	4,699	264,883
Black Hills Corp.	3,325	255,127
ALLETE, Inc.	2,883	252,003
PNM Resources, Inc.	4,652	242,276
PG&E Corp.*	23,750	237,500
NorthWestern Corp.	3,063	229,878
Avista Corp.	4,428	214,492
Total Electric		19,865,478
Gas - 11.1%
Atmos Energy Corp.[1]	3,805	433,352
NiSource, Inc.	13,259	396,709
UGI Corp.	7,617	382,907
ONE Gas, Inc.	2,775	266,705
Southwest Gas Holdings, Inc.	2,870	261,285
Spire, Inc.	2,860	249,506
New Jersey Resources Corp.	5,342	241,565
National Fuel Gas Co.	5,072	237,978
South Jersey Industries, Inc.	6,204	204,174
Total Gas		2,674,181
Water - 3.9%
American Water Works Company, Inc.	4,523	561,892
Aqua America, Inc.	8,178	366,620
Total Water		928,512
Building Materials - 1.2%
MDU Resources Group, Inc.	9,978	281,279
Energy-Alternate Sources - 0.8%
Pattern Energy Group, Inc. — Class A	7,053	189,937
Pipelines - 0.0%
Kinder Morgan, Inc.	1	21
Total Common Stocks
(Cost $14,673,388)		23,939,408

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$152,905	152,905
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	49,169	49,169
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	44,253	44,253
Total Repurchase Agreements
(Cost $246,327)		246,327

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	145,858	145,858
Total Securities Lending Collateral
(Cost $145,858)		145,858
Total Investments - 101.1%
(Cost $15,065,573)		$24,331,593
Other Assets & Liabilities, net - (1.1)%		(265,841)
Total Net Assets - 100.0%		$24,065,752

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,939,408	$—	$—	$23,939,408
Repurchase Agreements	—	246,327	—	246,327
Securities Lending Collateral	145,858	—	—	145,858
Total Assets	$24,085,266	$246,327	$—	$24,331,593

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
MUTUAL FUNDS† - 50.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	15,211	$151,504
Guggenheim Strategy Fund II1	4,501	111,760
Total Mutual Funds
(Cost $261,938)		263,264

	Face Amount
FEDERAL AGENCY NOTES†† - 9.5%
Farmer Mac
1.98% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 09/01/20[2]	$50,000	50,000
Total Federal Agency Notes
(Cost $50,000)		50,000

U.S. TREASURY BILLS†† - 2.9%
U.S. Treasury Bills
1.93% due 10/29/19[3,4]	15,000	14,978
Total U.S. Treasury Bills
(Cost $14,977)		14,978

REPURCHASE AGREEMENTS††,5 - 32.3%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[6]	105,472	105,472
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[6]	33,916	33,916
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[6]	30,525	30,525
Total Repurchase Agreements
(Cost $169,913)		169,913
Total Investments - 94.7%
(Cost $496,828)		$498,155
Other Assets & Liabilities, net - 5.3%		28,077
Total Net Assets - 100.0%		$526,232

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	9	Dec 2019	$891,450	$(7,853)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	12/18/19	1,743	$172,527	$(249)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2019.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

The following table summarizes the inputs used to value the Fund's investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$263,264	$—	$—	$263,264
Federal Agency Notes	—	50,000	—	50,000
U.S. Treasury Bills	—	14,978	—	14,978
Repurchase Agreements	—	169,913	—	169,913
Total Assets	$263,264	$234,891	$—	$498,155

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$7,853	$—	$—	$7,853
Currency Index Swap Agreements**	—	249	—	249
Total Liabilities	$7,853	$249	$—	$8,102

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$212,172	$219,443	$(320,000)	$316	$(171)	$111,760	4,501	$3,969
Guggenheim Ultra Short Duration Fund — Institutional Class	132,622	263,803	(245,000)	145	(66)	151,504	15,211	3,817
	$344,794	$483,246	$(565,000)	$461	$(237)	$263,264		$7,786

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following Funds:

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-Diversified
Commodities Strategy Fund	Non-Diversified
Consumer Products Fund	Diversified
Dow 2x Strategy Fund	Non-Diversified
Electronics Fund	Non-Diversified
Energy Fund	Diversified
Energy Services Fund	Non-Diversified
Europe 1.25x Strategy Fund	Non-Diversified
Financial Services Fund	Diversified
Global Managed Futures Strategy Fund	Non-Diversified
Government Long Bond 1.2x Strategy Fund	Non-Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-Diversified
Internet Fund	Diversified
Inverse Dow 2x Strategy Fund	Non-Diversified
Inverse Government Long Bond Strategy Fund	Non-Diversified
Inverse Mid-Cap Strategy Fund	Non-Diversified
Inverse NASDAQ-100® Strategy Fund	Non-Diversified
Inverse Russell 2000® Strategy Fund	Non-Diversified
Inverse S&P 500® Strategy Fund	Non-Diversified
Japan 2x Strategy Fund	Non-Diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-Diversified
Mid-Cap 1.5x Strategy Fund	Non-Diversified
Multi-Hedge Strategies Fund	Non-Diversified
NASDAQ-100® 2x Strategy Fund	Non-Diversified
NASDAQ-100® Fund	Non-Diversified
Nova Fund	Non-Diversified
Precious Metals Fund	Non-Diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-Diversified
Russell 2000® 2x Strategy Fund	Non-Diversified
S&P 500® 2x Strategy Fund	Non-Diversified
S&P 500® Pure Growth Fund	Non-Diversified
S&P 500® Pure Value Fund	Non-Diversified
S&P MidCap 400® Pure Growth Fund	Non-Diversified
S&P MidCap 400® Pure Value Fund	Non-Diversified
S&P SmallCap 600® Pure Growth Fund	Non-Diversified
S&P SmallCap 600® Pure Value Fund	Non-Diversified
Strengthening Dollar 2x Strategy Fund	Non-Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-Diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-Diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements and credit default swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or a custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per event. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Foreign Investments

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report.The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Bank of America Merrill Lynch			U.S. Treasury Note
2.28%			2.13%
Due 10/01/19	$15,288,050	$15,289,018	08/31/20	$15,529,100	$15,593,878

Barclays Capital			U.S. Treasury Bond
2.00%			3.00%
Due 10/01/19	13,759,245	13,760,009	05/15/45	11,844,600	14,034,524

JPMorgan Chase & Co.			U.S. Treasury Bill
2.35%			0.00%
Due 10/01/19	47,542,399	47,545,502	08/13/20	800	788

			U.S. Treasury Note
			2.75%
			04/30/23	46,106,200	48,492,492
				46,107,000	48,493,280

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2019, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Basic Materials Fund	$123,491	$124,524
Biotechnology Fund	316,282	326,227
Electronics Fund	72,409	73,008
Energy Fund	29,781	30,526
Energy Services Fund	85,534	88,004
Europe 1.25x Strategy Fund	10,503	11,237
Financial Services Fund	1,927	2,013
Health Care Fund	168,267	176,735
Internet Fund	302,328	307,341
Leisure Fund	39,075	39,214
Long Short Equity Fund	166,651	169,156
Mid-Cap 1.5x Strategy Fund	2,487	2,490
Multi-Hedge Strategies Fund	9,436	9,800
NASDAQ-100® 2x Strategy Fund	127,457	131,339
NASDAQ-100® Fund	114,716	118,242
Precious Metals Fund	633,805	680,472
Real Estate Fund	125,603	132,455
Retailing Fund	84,844	84,047	*
S&P MidCap 400® Pure Growth Fund	404,770	403,128	*
S&P MidCap 400® Pure Value Fund	272,072	263,761	*
S&P SmallCap 600® Pure Growth Fund	399,714	414,057
S&P SmallCap 600® Pure Value Fund	148,495	157,570
Technology Fund	275,139	278,045
Telecommunications Fund	16,471	16,900
Transportation Fund	127,255	130,094
Utilities Fund	142,590	145,858

*	Subsequent to September 30, 2019, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At September 30, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Banking Fund	$4,544,350	$1,077,111	$(1,804)	$1,075,307
Basic Materials Fund	4,943,637	2,003,807	(55,067)	1,948,740
Biotechnology Fund	10,839,051	8,830,609	(407,624)	8,422,985
Commodities Strategy Fund	3,403,522	–	(249,224)	(249,224)
Consumer Products Fund	14,579,253	5,192,801	(65,711)	5,127,090
Dow 2x Strategy Fund	14,277,675	366,324	(34,602)	331,722
Electronics Fund	5,432,652	3,172,975	(41,225)	3,131,750
Energy Fund	6,042,307	1,677,613	(371,093)	1,306,520
Energy Services Fund	4,315,889	–	(1,450,571)	(1,450,571)
Europe 1.25x Strategy Fund	5,529,010	103,030	(69,675)	33,355
Financial Services Fund	9,017,735	2,694,568	(15,445)	2,679,123
Global Managed Futures Strategy Fund	16,174,162	506,591	(531,490)	(24,899)
Government Long Bond 1.2x Strategy Fund	12,046,577	–	(506,794)	(506,794)
Health Care Fund	8,728,785	8,113,933	(271,631)	7,842,302
High Yield Strategy Fund	4,158,600	7,881	(19,353)	(11,472)
Internet Fund	5,128,560	3,349,473	(62,048)	3,287,425
Inverse Dow 2x Strategy Fund	3,626,450	12,805	(996)	11,809
Inverse Government Long Bond Strategy Fund	2,150,481	41,500	(1)	41,499
Inverse Mid-Cap Strategy Fund	249,138	303	–	303
Inverse NASDAQ-100® Strategy Fund	1,188,277	3,926	–	3,926
Inverse Russell 2000® Strategy Fund	1,048,341	6,577	–	6,577
Inverse S&P 500® Strategy Fund	2,524,499	5,224	–	5,224
Japan 2x Strategy Fund	1,614,225	51,732	(10,217)	41,515
Leisure Fund	2,596,815	1,518,078	(49,354)	1,468,724
Long Short Equity Fund	27,696,042	2,447,015	(1,807,760)	639,255
Mid-Cap 1.5x Strategy Fund	4,748,215	77,811	(24,011)	53,800
Multi-Hedge Strategies Fund	27,127,866	3,120,394	(1,390,813)	1,729,581
NASDAQ-100® 2x Strategy Fund	84,364,801	430,723	(672,524)	(241,801)
NASDAQ-100® Fund	61,290,368	13,790,395	(455,635)	13,334,760
Nova Fund	37,927,618	–	(799,911)	(799,911)
Precious Metals Fund	16,354,948	2,953,633	(22,436)	2,931,197
Real Estate Fund	14,022,713	3,277,150	(33,138)	3,244,012
Retailing Fund	5,326,077	671,742	(71,933)	599,809
Russell 2000® 1.5x Strategy Fund	5,297,107	–	(74,291)	(74,291)
Russell 2000® 2x Strategy Fund	3,196,824	–	(72,748)	(72,748)
S&P 500® 2x Strategy Fund	38,731,506	225,905	(93,588)	132,317
S&P 500® Pure Growth Fund	29,511,227	9,385,814	(176,885)	9,208,929
S&P 500® Pure Value Fund	33,373,748	3,653,446	(628,256)	3,025,190
S&P MidCap 400® Pure Growth Fund	11,640,929	1,804,633	(537,961)	1,266,672
S&P MidCap 400® Pure Value Fund	7,986,666	1,420,917	(428,423)	992,494
S&P SmallCap 600® Pure Growth Fund	9,752,985	1,544,632	(602,731)	941,901
S&P SmallCap 600® Pure Value Fund	10,424,741	839,493	(599,520)	239,973
Strengthening Dollar 2x Strategy Fund	3,011,696	48,266	–	48,266
Technology Fund	12,627,614	9,447,889	(58,307)	9,389,582
Telecommunications Fund	2,792,855	339,361	(61,347)	278,014
Transportation Fund	2,368,106	1,779,676	(19,247)	1,760,429
Utilities Fund	16,743,512	7,823,983	(235,902)	7,588,081
Weakening Dollar 2x Strategy Fund	497,093	1,062	(8,102)	(7,040)

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.